UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	American Skandia Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Australia — 1.3%
BHP Billiton Ltd.	304,200	$6,097,763
News Corp., Inc. - CDI (Class “B” Stock)	50	877

		6,098,640

Belgium — 1.0%
Dexia	189,200	4,892,906

Brazil — 1.6%
Companhia Vale Do Rio Doce, ADR	154,914	7,517,976

Finland — 1.4%
Nokia OYJ *	318,610	6,594,754

France — 12.2%
Axa SA	202,100	7,092,775
BNP Paribas *	8,490	761,876
BNP Paribas SA	84,900	7,886,261
Compagnie de Saint-Gobain	112,200	7,838,690
Imerys SA	49,800	4,194,358
Lafarge SA	60,100	6,809,847
Sanofi-Aventis SA	53,300	5,070,469
Total SA (Class “B” Stock)	74,500	19,654,681

		59,308,957

Germany — 5.5%
BASF AG	44,900	3,520,480
Bayerische Motoren Werke AG	85,700	4,720,261
Deutsche Post AG	198,900	4,987,083
SAP AG	19,450	4,219,376
Schering AG	40,300	4,189,797
Siemens AG	57,650	5,382,288

		27,019,285

Hong Kong — 4.3%
Esprit Holdings Ltd.	643,500	5,009,234
HSBC Holdings PLC	960,300	16,076,886

		21,086,120

Ireland — 0.8%
Bank of Ireland	214,000	3,980,828

Italy — 5.1%
Eni SpA	537,300	15,288,548
Mediaset SpA *	292,600	3,446,608
UniCredito Italiano SpA	857,300	6,197,187

		24,932,343

Japan — 22.5%
Astellas Pharmaceutical Co. Ltd.	134,500	5,108,029
Bank of Yokohama Ltd.	186,000	1,523,398
Canon, Inc.	122,300	8,094,452
Credit Saison Co. Ltd.	92,900	5,138,309
Daikin Industries Ltd.	125,100	4,379,031
Fanuc Ltd.	40,600	3,908,224
Hirose Electric Co. Ltd.	16,100	2,263,849
Honda Motor Co. Ltd.	112,900	6,992,702
Hoya Corp.	142,100	5,734,707

Kao Corp.	36,000	948,173
Matsushita Electric Industrial Co. Ltd.	153,000	3,399,278
Mitsubishi Corp.	245,400	5,587,698
Mitsubishi Tokyo Financial Group, Inc.	824	12,601,529
Mitsui Fudosan Co., Ltd.	118,000	2,711,895
Mizuho Financial Group, Inc.	418	3,420,000
Nidec Corp.	48,500	3,980,544
Nikko Securities Co. Ltd.	276,000	4,572,642
Nintendo Co. Ltd.	24,600	3,678,505
Nitto Denko Corp.	73,300	6,221,470
Secom Co. Ltd.	60,000	3,068,819
Seven and I Holdings Co. Ltd.	49,200	1,947,935
Shin-Etsu Chemical Co. Ltd.	80,300	4,359,533
SMC Corp.	26,300	4,098,063
Sumitomo Corp.	429,000	6,108,785

		109,847,570

Korea — 0.8%
Samsung Electronics Co. Ltd., GDR (a)	12,300	3,987,547

Mexico — 0.5%
Fomento Economico Mexicano SA de CV, ADR	28,400	2,603,144

Netherlands — 6.0%
ABN AMRO Holding NV	192,700	5,777,404
Fortis Bank	94,900	3,385,753
ING Groep NV, ADR	131,800	5,206,961
Koninklijke (Royal) Philips Electronics NV *	146,900	4,965,027
Reed Elsevier NV	337,507	4,838,590
Wolters Kluwer NV	209,400	5,222,439

		29,396,174

Spain — 2.6%
Altadis SA	89,350	4,006,338
Banco Bilbao Vizcaya Argentaria SA	201,000	4,194,503
Banco Popular Espanol SA	317,500	4,678,737

		12,879,578

Sweden — 1.3%
Ericsson, (L.M.)
Telefonaktiebolaget (Class “B” Stock) *	1,673,100	6,358,575

Switzerland — 10.7%
Adecco SA	75,750	4,233,028
Holcim Ltd.	69,428	5,528,038
Nestle SA	28,300	8,401,105
Novartis AG	157,400	8,753,500
Roche Holding AG	51,750	7,705,040
UBS AG	110,100	12,093,982
Zurich Financial Services AG *	22,900	5,379,607

		52,094,300

United Kingdom — 21.9%
Barclays PLC	759,200	8,883,736

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)
BG Group PLC	570,500	$7,131,622
British Land Co. PLC	245,800	5,299,751
Centrica PLC	795,976	3,892,962
GlaxoSmithKline PLC	453,000	11,845,041
Kingfisher PLC	889,600	3,701,708
National Grid Transco PLC	286,731	2,852,016
Royal Bank of Scotland Group PLC	240,600	7,829,522
Schroder PLC	177,700	3,670,888
Smith & Nephew PLC	551,144	4,893,142
Standard Chartered PLC	249,900	6,217,433
Tesco PLC	1,683,800	9,653,978
Vodafone Group PLC	5,197,600	10,881,575
William Morrison Supermarkets PLC	1,641,000	5,417,065
Wolseley PLC	350,600	8,613,173
WPP GROUP PLC	499,632	5,993,987

		106,777,599

TOTAL LONG-TERM INVESTMENTS (cost $360,934,278)		485,376,296

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $8,057,861; includes $2,912,843 of cash collateral for securities on loan)(b)(w)	8,057,861	8,057,861

TOTAL INVESTMENTS — 101.2% (cost $368,992,139)(p)		493,434,157
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(5,624,710)

NET ASSETS — 100.0%		$487,809,447

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipts

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $2,885,300; cash collateral of $2,912,843 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $369,059,738; accordingly, net unrealized appreciation on investments for federal income tax purposes was $124,374,419 (gross unrealized appreciation - $128,213,297; gross unrealized depreciation - $3,838,878). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST JPMorgan International Equity Portfolio

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 was as follows:

Industry

Banks	12.9
Financial - Bank & Trust	12.4
Oil&Gas	9.4
Pharmaceuticals	7.0
Building Materials	5.9
Distribution/Wholesale	5.2
Telecommunications	4.9
Food	4.8
Electronics	4.3
Insurance	3.6
Chemicals	2.9
Media	2.8
Auto- Cars/Light Trucks	2.4
Healthcare-Products	2.2
Medical- Drugs	1.8
Office/Business Equip	1.7
Hand/Machine Tools	1.7
Registered Investment Company	1.7
Real Estate	1.6
Mining	1.5
Diversified Materials	1.3
Advertising	1.2
Retail	1.2
Manufacturing	1.1
Transport- Services	1.0
Commercial Services	0.9
Software	0.9
Agriculture	0.8
Toys/Games/Hobbies	0.8
Home Furnishings	0.7
Beverages	0.5
Cosmetics/Personal Care	0.1

101.2
Liabilities in excess of other assets	-1.2

Total	100.0%

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 94.3%
Australia — 2.1%
BHP Billiton Ltd.	1,151,500	$23,082,099
Macquarie Bank Ltd.	372,479	17,247,460
Sigma Pharmaceuticals Ltd.	1,607,688	3,050,007

		43,379,566

Austria — 1.3%
Erste Bank der Oesterreichischen Sparkassen AG	257,500	15,184,505
Raiffeisen International Bank Holding AG *	137,656	11,744,083

		26,928,588

Brazil — 1.6%
Companhia de Concessoes Rodoviaria	502,800	4,705,037
Gol-Linhas Aereas Inteligentes SA, ADR (a)	161,900	4,338,920
Natura Cosmeticos SA	447,000	5,321,035
Petroleo Brasileiro SA	957,600	19,028,096

		33,393,088

Canada — 5.0%
Canadian National Railway Co.	1,093,800	49,564,495
Manulife Financial Corp.	511,800	32,105,551
Research in Motion Ltd. *	185,900	15,741,449
Shoppers Drug Mart Corp.	226,500	8,620,906

		106,032,401

China — 0.5%
Foxconn International Holding Ltd. *	6,086,000	11,412,500

Columbia — 0.4%
Bancolombia SA, ADR	235,000	8,201,500

France — 10.6%
BNP Paribas *	31,780	2,851,873
BNP Paribas SA	325,400	30,226,023
Dassault Systemes SA	195,700	11,191,598
Essilor International SA	212,800	18,980,198
Eurazeo	88,508	10,666,910
Hermes International Designs	79,370	20,064,206
Iliad SA	56,300	4,748,637
L’Oreal SA	649,100	57,187,002
Sanofi-Aventis SA	295,670	28,127,312
Technip SA	255,698	17,306,204
Vinci SA	220,300	21,718,177

		223,068,140

Germany — 9.2%
Bijou Brigitte Modi Access	18,700	5,348,166
Celesio AG	221,300	20,942,482
Continental AG	194,840	21,451,337
E.ON AG *	290,700	31,991,162
Qaigen NV *	658,900	9,741,608
SAP AG	283,070	61,407,645

Siemens AG	450,500	42,059,332

		192,941,732

Greece — 1.8%
Coca-Cola Hellenic Bottling Co. SA	493,100	15,321,607
EFG Eurobank Ergasias SA	285,580	10,998,488
National Bank of Greece SA *	240,860	11,325,248

		37,645,343

Hong Kong — 1.6%
China Life Insurance Co. Ltd. *	7,226,000	9,126,618
Esprit Holdings Ltd.	1,314,500	10,232,539
LI & Fung Ltd.	6,792,000	15,318,688

		34,677,845

India — 1.7%
Bharat Heavy Electricals Ltd.	175,400	8,836,810
Bharti Tele-Ventures Ltd. *	863,300	8,007,350
HDFC Bank Ltd.	658,400	11,455,420
Housing Development Finance Corp. Ltd.	257,900	7,747,432

		36,047,012

Ireland — 1.9%
Anglo Irish Bank Corp.	605,824	9,984,739
Anglo Irish Bank Corp. PLC	660,820	10,891,141
Ryanair Holdings PLC, ADR *(a)	348,600	19,068,420

		39,944,300

Israel — 1.2%
Teva Pharmaceutical Industries Ltd., ADR (a)	600,400	24,724,472

Italy — 2.1%
Luxottica Group SpA	1,064,300	29,303,783
Saipem SpA	628,500	14,539,937

		43,843,720

Japan — 19.0%
Aeon Credit Service Co. Ltd.	302,200	9,140,459
Aeon Mall Co. Ltd.	222,600	11,082,719
Chiyoda Corp.	459,000	10,685,302
Denso Corp.	1,010,500	39,922,048
Honeys Co. Ltd.	139,900	7,405,072
Hoya Corp.	780,600	31,502,549
K.K. DaVinci Advisors *	3,065	4,166,525
Keyence Corp.	88,550	23,021,495
Misumi Group, Inc.	295,000	6,529,099
Mitsubishi UFJ Financial Group, Inc.	3,389	51,828,377
NEOMAX Co. Ltd.	121,000	3,670,093
Nitto Denko Corp.	217,900	18,494,656
Orix Corp.	192,600	59,972,727
Point, Inc.	88,000	6,310,280
Ryohin Keikaku Co. Ltd.	85,000	7,127,868
Sharp Corp.	2,125,900	37,659,316
Shimamura Co. Ltd.	63,000	7,327,698
Sundrug Co. Ltd.	21,700	573,382
Toyota Motor Corp.	778,800	42,546,168

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO) (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)
United Arrows Ltd.	225,400	$6,147,273
Yamada Denki Co. Ltd.	126,800	14,619,167

		399,732,273

Korea — 0.4%
Shinsegae Co. Ltd.	17,000	7,751,132

Malaysia — 0.4%
Bumiputra - Commerce Holdings BHD	4,351,700	7,443,651

Mexico — 1.5%
America Movil SA de CV	7,322,500	12,543,148
Wal-Mart de Mexico SA de CV	6,998,200	18,746,758

		31,289,906

Netherlands — 0.4%
TomTom NV *	229,013	8,098,354

Norway — 1.7%
Statoil ASA *	1,235,200	35,622,070

Singapore — 1.0%
Capitaland Ltd.	7,133,000	21,365,671

South Africa — 1.7%
MTN Group Ltd.	960,100	9,576,863
Naspers Ltd. (Class “N” Shares)	477,000	9,709,431
Sasol Ltd. *	449,600	16,990,804

		36,277,098

South Korea — 1.7%
Hyundai Motor Co.	118,970	10,003,962
Kookmin Bank *	128,610	11,105,783
Samsung Electronics Co. Ltd.	22,940	14,874,640

		35,984,385

Spain — 2.0%
Grupo Ferrovial SA	135,900	10,984,913
Industria de Diseno Textil SA	806,900	31,144,435

		42,129,348

Sweden — 2.6%
Capio AB *	230,600	4,307,928
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Shares)*	11,510,000	43,743,468
Modern Times Group (Class “B” Shares)	127,700	6,000,925

		54,052,321

Switzerland — 8.0%
EFG International *	235,200	6,494,995
Nobel Biocare Holding AG *	40,030	8,912,444
Phonak Holding AG-Reg	118,000	6,716,220
Roche Holding AG	388,700	57,873,409
SGS SA *	15,300	14,177,425
Synthes, Inc.	184,720	20,262,310
UBS AG	489,160	53,731,992

		168,168,795

Taiwan — 0.7%
Hon Hai Precision Industry Co. Ltd.	2,402,234	14,875,891

United Kingdom — 12.2%
BG Group PLC	4,639,600	57,998,023
Cairn Energy PLC *	249,300	9,204,137
Capita Group PLC	516,065	4,119,948
Carphone Warehouse Group	1,522,500	8,173,680
HBOS PLC	2,931,800	48,950,776
Northern Rock PLC	1,272,900	26,184,714
Reckitt Benckiser PLC	722,960	25,448,112
Rolls-Royce Group PLC *	1,338,200	10,648,498
Standard Chartered PLC	947,200	23,566,037
Tesco PLC	7,225,590	41,427,536

		255,721,461

TOTAL COMMON STOCKS (cost $1,569,655,051)		1,980,752,563

PREFERRED STOCKS — 0.9%
Austria — 0.3%
Erste Bank Der Oesterreichischen Sparkassen AG, 3.89%	80,213	4,666,911

Brazil — 0.6%
Banco Itau Holding Financeira SA, 2.44%	425,800	12,691,359

TOTAL PREFERRED STOCKS (cost $9,812,476)		17,358,270

RIGHTS
France
Vinci SA Rights, expiring 04/25/06 *(cost $0)	220,300	472,540

TOTAL LONG – TERM INVESTMENTS (cost $1,579,467,527)		1,998,583,373

SHORT-TERM INVESTMENT – 5.9%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $124,453,497; includes $19,464,657 of cash collateral for securities on loan)(b) (w)	124,453,497	124,453,497

TOTAL INVESTMENTS — 101.1% (cost $1,703,921,024) (p)		2,123,036,870
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(22,756,231)

NET ASSETS — 100.0%		$2,100,280,639

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $18,958,776; cash collateral of $19,464,657 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $1,704,284,024; accordingly, net unrealized appreciation on investments for federal income tax purposes was $418,752,846 (gross unrealized appreciation - $428,134,095; gross unrealized depreciation - $9,381,249). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

Industry

Banks	19.2%
Oil&Gas	8.1
Pharmaceuticals	6.3
Retail	6.2
Affiliated Money Market Mutual Fund	5.9
Automobile Manufacturers	5.4
Electrical Components & Equipment	5.1
Healthcare-Products	4.9
Software	4.1
Telecommunications	4.1
Consumer Products & Services	3.0
Commercial Banks Non-US	2.8
Transportation - Rail	2.4
Diversified Operations	2.0
Food	2.0
Insurance	2.0
Metals & Mining	1.6
Real Estate	1.5
Computers	1.5
Optical Supplies	1.4
Distribution/Wholesale	1.2
Household Products/Wares	1.2
Airlines	1.1
Engineering	1.1
Construction	1.0
Apparel Manufacturers	1.0
Chemicals	0.9
Commercial Services	0.9
Media	0.7
Beverages	0.7
Financial Services	0.5
Aerospace/Defense-Equipment	0.5
Utilities	0.4
Public Thoroughfares	0.2
Consulting Services	0.2

101.1
Liabilities in excess of other assets	(1.1)

Total	100.0%

AST LSV INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Australia — 4.6%
AWB Ltd.	443,600	$1,232,187
Bluescope Steel Ltd.	412,700	2,121,350
Commonwealth Bank of Australia	242,800	7,874,087
CSR Ltd.	554,600	1,770,794
David Jones Ltd.	32,148	64,442
Minara Resources Ltd.	689,128	1,124,833
Qantas Airways Ltd.	1,777,700	4,505,210
Santos Ltd.	243,800	1,986,229
Smorgon Steel Group Ltd.	2,072,998	2,033,166
Telstra Corp. Ltd.	1,047,700	2,805,187

		25,517,485

Austria — 0.9%
Boehler-Uddeholm AG *	9,200	1,895,344
Voestalpine AG	22,800	3,190,199

		5,085,543

Belgium — 1.1%
Fortis	176,100	6,291,267

Denmark — 0.6%
Danisco AS *	9,100	737,422
Danske Bank SA	62,900	2,334,056

		3,071,478

Finland — 1.3%
Rautaruukki Oyj	138,100	5,101,054
UPM-Kymmene Oyj *	97,600	2,306,406

		7,407,460

France — 9.1%
BNP Paribas SA	108,400	10,069,149
Ciments Francais SA *	14,600	2,287,719
CNP Assurances	18,300	1,845,125
Compagnie Generale des Establissements Michelin (Class “B” Stock)	68,700	4,316,749
Credit Agricole SA	162,200	6,311,643
Natexis Banques Populaires *	11,000	2,970,019
PSA Peugeot Citroen SA	35,000	2,205,579
Renault SA *	33,000	3,509,234
Schneider Electric SA	50,200	5,420,417
Societe Generale (Class “A” Stock)	28,400	4,271,117
Total SA (Class “B” Stock)	16,100	4,247,522
Vivendi Universal SA	79,600	2,733,784

		50,188,057

Germany — 6.9%
Altana AG	31,293	1,939,364
BASF AG	91,200	7,150,731
Bayer AG	38,200	1,530,444
Daimlerchrysler AG	98,100	5,635,062
Deutsche Bank AG *	48,300	5,516,705
Deutsche Telekom AG	129,200	2,179,481
MAN AG *	45,400	3,150,898

Salzgitter AG *	30,400	2,238,057
ThyssenKrup AG	126,000	3,638,697
TUI AG	41,300	810,805
Volkswagen AG	58,000	4,379,626

		38,169,870

Hong Kong — 1.9%
Cathay Pacific Air	1,302,000	2,282,106
Chaoda Modern Agriculture Holdings Ltd. *	2,142,000	1,683,973
Citic International Financial Holdings Ltd.	4,790,000	2,145,241
Citic Pacific Ltd.	1,030,000	3,092,994
Orient Overseas International Ltd. *	305,307	1,032,885

		10,237,199

Ireland — 0.7%
Irish Life & Permanent PLC	159,300	3,822,366

Italy — 3.5%
Banche Popolari Unite Scr1	78,400	1,901,141
Banco Popolare di Verona e Novara Scrl	137,600	3,641,853
Benetton Group SpA	192,400	2,872,547
Eni SpA	175,300	4,988,056
IFIL - Investments SpA	485,100	2,835,011
Parmalat Finanziaria SpA *(g)	448,250	59,754
San Paolo - IMI SpA	176,800	3,164,565

		19,462,927

Japan — 24.7%
Alpine Electronics, Inc.	148,400	2,192,588
Alps Electric Co. Ltd.	277,200	4,467,701
Asahi Breweries Ltd.	152,800	2,168,020
Asahi Kasei Corp.	367,000	2,616,083
Capcom Co. Ltd.	209,900	2,156,067
Cosmo Oil Co. Ltd.	830,000	4,350,977
Daiwa Securities Group, Inc.	320,000	4,292,948
Denki Kagaku Kogyo Kabushiki Kiasha	620,000	2,770,773
Fuji Heavy Industries Ltd.	414,000	2,434,053
Fuji Television Network, Inc.	800	1,998,301
Hitachi Koko Co. Ltd.	11,000	184,673
Hitachi Ltd.	297,000	2,101,963
Hokkaido Electric Power Co., Inc.	96,600	2,072,345
Hokuetsu Paper Mills Ltd.	159,000	938,870
Honda Motor Co. Ltd.	82,600	5,116,007
Hosiden Corp.	142,200	1,748,202
JS Group Corp.	99,800	2,145,234
Kaken Pharmaceutical Co. Ltd.	197,000	1,650,314
Kansai Electric Power Co., Inc. (The)	174,500	3,876,954
Kurabo Industries Ltd.	331,000	1,181,138
Kyowa Hakko Kogyo Co. Ltd.	364,000	2,659,643
Kyushu Electric Power Co., Inc.	90,000	2,030,161
Marubeni Corp.	260,000	1,360,748

AST LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsubishi Chemical Holdings Corp.	279,500	$1,724,019
Nippon Oil Corp.	710,000	5,567,800
Nippon Paper Group, Inc.	1,100	4,757,009
Nippon Telegraph and Telephone Corp.	1,600	6,864,911
Nipro Corp.	139,800	2,149,856
Nissan Motor Co. Ltd.	238,800	2,836,384
NSK Ltd.	322,000	2,795,956
NTT Docomo, Inc.	4,800	7,096,007
Oji Paper Co. Ltd.	458,000	2,817,264
Okasan Holdings, Inc.	99,000	1,132,991
Osaka Gas Co. Ltd.	930,700	3,384,364
Q.P. Corp.	273,300	2,765,508
Rengo Co. Ltd.	251,000	1,942,744
Ricoh Co. Ltd.	108,000	2,110,450
Rohto Pharmaceutical Co. Ltd. *	10,100	110,611
Santen Pharmaceutical Co. Ltd.	42,900	1,031,495
SMK Corp.	353,000	2,642,251
Sumitomo Trust & Banking Co. Ltd.	264,000	3,054,953
Takeda Chemical Industries Ltd.	29,700	1,693,178
Takefuji Corp.	41,500	2,612,702
Tanabe Seiyaku Co. Ltd.	262,000	2,904,928
Tohoku Electric Power Co., Inc.	97,100	2,099,571
Tokyo Electric Power Co.	87,800	2,189,405
Toppan Printing Co. Ltd.	170,000	2,357,179
Toyota Motor Corp.	125,900	6,877,969
Uniden Corp.	64,000	1,026,610
UNY Co. Ltd.	66,000	1,055,888
Yokohama Rubber Co. Ltd.	411,200	2,138,100

		136,253,866

Liechtenstein — 0.3%
Verwaltungs und Privat Bank AG *	6,500	1,386,108

Netherlands — 4.2%
ABN AMRO Holding NV	65,300	1,957,781
Aegon NV.	143,800	2,661,027
ING Groep NV, ADR	201,300	7,952,665
Koninklijke (Royal) KPN NV	194,600	2,193,194
Koninklijke Luchtvaart Maatschappij NV *(g)	24,790	326,556
Oce NV	182,000	3,301,752
Royal Dutch Shell (Class “A” Stock)	104,600	3,272,949
Stork NV	27,000	1,506,435

		23,172,359

Norway — 0.8%
Norsk Hydro ASA *	32,700	4,530,579

Portugal — 0.6%
Banco Comerical Portugues SA	589,600	1,879,163
Energias de Portugal SA *	430,000	1,688,359

		3,567,522

Singapore — 1.0%
MobileOne Ltd. *	779,100	1,133,079

Neptune Orient Lines Ltd.	480,000	647,585
Singapore Airlines Ltd.	453,000	3,924,869

		5,705,533

Spain — 3.6%
Banco Bilbao Vizcaya Argentaria SA	212,300	4,430,313
Banco Santander Central Hispano SA	395,000	5,768,135
Endesa SA	99,200	3,202,560
Repsol YPF SA	205,300	5,831,736
Union Fenosa SA	13,094	497,781

		19,730,525

Sweden — 2.5%
Electrolux AB, Series B	119,900	3,440,669
Nordea Bank AB	574,700	7,102,122
Ssab Svenskt Stal AB, Series B	75,600	3,363,343

		13,906,134

Switzerland — 6.1%
Baloise Holding Ltd.	40,700	2,901,902
Ciba Specialty Chemicals AG	31,200	1,865,562
Credit Suisse Group *	140,900	7,906,137
Georg Fischer AG *	5,600	2,495,762
Rieter Holdings AG	4,100	1,635,408
Swisscom AG	13,100	4,245,580
Syngenta AG-PUT	11,900	14,970
Syngenta AG-REG	30,400	4,272,067
UBS AG	33,100	3,635,884
Zurich Financial Services AG *	20,700	4,862,789

		33,836,061

United Kingdom — 23.1%
Alliance & Leicester PLC	257,800	5,536,091
Arriva PLC	33,400	357,171
AstraZeneca PLC	72,000	3,627,708
Aviva PLC	299,300	4,157,450
BAE Systems PLC	308,200	2,252,987
Barclays PLC	681,900	7,979,215
Boots Group PLC	56,953	711,955
BP PLC	461,800	5,303,435
Bradford & Bingley PLC	396,400	3,438,378
BT Group PLC	1,913,700	7,381,229
DS Smith PLC	886,600	2,780,397
DSG International PLC	1,388,700	4,451,503
Firstgroup PLC	135,300	998,465
GKN PLC *	574,100	3,316,508
GlaxoSmithKline PLC	79,000	2,065,691
Hanson PLC	158,700	2,078,979
HBOS PLC	578,500	9,658,921
House of Fraser PLC *	388,600	791,621
Imperial Chemical Industries PLC	284,600	1,710,854
Interserve PLC	200,900	1,333,353
Legal & General Group PLC	939,100	2,316,872
Lloyds TSB Group PLC	953,200	9,116,816
Mitchells & Butlers PLC	316,900	2,634,547
Northern Foods PLC	268,500	454,832

AST LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Northumbrian Water Group PLC	246,000	$1,020,423
Old Mutual PLC *	714,900	2,499,672
Pilkington PLC	887,600	2,498,240
Royal & Sun Alliance Insurance Group PLC	1,947,800	4,661,630
Royal Bank of Scotland Group PLC	152,200	4,952,840
Royal Dutch Shell PLC (Class “B” Stock)	350,401	11,396,537
Scottish Power PLC	353,500	3,574,491
Shanks Group PLC	328,900	1,011,437
Tate & Lyle PLC	244,300	2,423,603
Taylor Woodrow PLC	267,100	1,874,809
Tomkins PLC	517,400	3,022,669
TT Electronics PLC *	224,300	672,234
Viridian Group PLC	81,400	1,388,794
Vodafone Group PLC	986,100	2,064,476

		127,516,833

TOTAL LONG-TERM INVESTMENTS (cost $484,451,478)		538,859,172

SHORT-TERM INVESTMENTS — 5.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $31,325,114)(w)	31,325,114	31,325,114

TOTAL INVESTMENTS — 103.2% (cost $515,776,592) (p)		570,184,286

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(17,423,482)

NET ASSETS — 100.0%		$552,760,804

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(p)

The United States federal income tax basis of the Portfolio’s investments was $516,167,061; accordingly, net unrealized appreciation on investments for federal income tax purposes was $54,017,225 (gross unrealized appreciation - $62,053,656; gross unrealized depreciation - $8,036,431). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST LSV International Value Portfolio

The industry classification of portfolio holdings and of liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 was as follows:

Industry

Oil & Gas	18.3%
Financial-Bank & Trust	12.9
Utilities	6.5
Telecommunications	6.5
Automobile Manufacturers	6.4
Insurance	6.2
Money Market Mutual Fund	5.7
Pharmaceuticals	5.0
Metals & Mining	4.4
Electronic Components & Equipment	3.4
Retail & Merchandising	3.3
Chemicals	3.2
Building Materials	2.6
Machinery & Equipment	2.5
Financial-Services	2.3
Automotive Parts	2.0
Construction	1.9
Transportation	1.8
Food	1.4
Paper & Forest Products	1.0
Aerospace	1.0
Industrial Products	0.7
Conglomerates	0.6
Environmental Services	0.5
Entertainment & Leisure	0.5
Clothing & Apparel	0.5
Broadcasting	0.5
Farming & Agriculture	0.4
Beverages	0.4
Financial-Brokerage	0.3
Computer Services & Software	0.3
Internet Services	0.1
Airlines	0.1

103.2
Liabilities in excess of other assets	(3.2)

Total	100.0%

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Australia — 0.7%
QBE Insurance Group Ltd.	70,953	$1,111,405

Austria — 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	13,850	816,720

Bermuda — 0.9%
Accenture Ltd. (Class “A” Stock) *	48,640	1,462,605

Canada — 0.6%
Canadian National Railway Co.	20,482	927,425

France — 13.3%
AXA SA	79,680	2,796,399
Credit Agricole SA	35,520	1,382,180
L’ Air Liquide SA	15,228	3,170,424
L’Oreal SA	15,120	1,332,102
LVMH Moet Hennessy Louis Vuitton SA	25,290	2,479,412
Pernod Ricard SA	7,000	1,341,162
Sanofi-Aventis SA	34,460	3,278,206
Schneider Electric SA	30,198	3,260,673
Total SA (Class “B” Stock)	9,810	2,588,086

		21,628,644

Germany — 3.1%
Bayerische Motoren Werke AG	20,360	1,121,406
E.ON AG	15,710	1,728,865
Schering AG	21,730	2,259,164

		5,109,435

Hong Kong — 1.4%
Esprit Holdings Ltd.	109,000	848,495
Hutchison Telecommunications International Ltd. *	784,000	1,338,806

		2,187,301

Hungary — 0.5%
OTP Bank, GDR	10,960	759,523

Indonesia — 0.5%
PT Bank Central Asia Tbk *	1,592,500	731,670

Italy — 2.3%
Assicurazioni Generali SpA	50,850	1,915,240
UniCredito Italiano SpA	262,320	1,896,240

		3,811,480

Japan — 9.6%
Asahi Glass Co. Ltd.	131,000	1,957,766
Bridgestone Corp.	65,000	1,355,777
Canon, Inc.	33,100	2,190,731
Kaneka Corp.	52,000	623,381
Kao Corp.	36,000	948,173
Nintendo Co. Ltd.	11,400	1,704,673
Nitto Denko Corp.	6,000	509,261
Omron Corp.	23,800	683,466

Ricoh Co. Ltd.	69,000	1,348,343
Shinsei Bank Ltd.	191,000	1,337,162
Tokyo Gas Co. Ltd.	180,000	787,596
Toyota Motor Corp.	39,900	2,179,754

		15,626,083

Korea — 2.0%
Samsung Electronics Co. Ltd.	5,010	3,248,559

Poland — 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA *	44,400	476,114

Singapore — 0.7%
Singapore Telecommunications Ltd.	689,357	1,130,548

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	89,450	1,866,658
Iberdrola SA	24,460	789,664

		2,656,322

Sweden — 2.0%
Atlas Copco AB (Class “A” Stock)	24,490	688,619
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock) *	319,650	1,214,822
Sandvik AB	11,270	666,346
Svenska Handlesbanken (Class “A” Stock)	24,800	689,375

		3,259,162

Switzerland — 8.9%
Julius Baer Holding Ltd.	17,952	1,623,550
Nestle SA	16,463	4,887,187
Roche Holding AG	21,520	3,204,106
Swiss Re	22,440	1,568,123
UBS AG	28,335	3,112,470

		14,395,436

Thailand — 0.5%
Bangkok Bank Public Co. Ltd. *	281,610	840,302

United Kingdom — 14.0%
AstraZeneca PLC	23,870	1,202,686
BP PLC	132,020	1,516,153
Diageo PLC	156,625	2,466,782
GlaxoSmithKline PLC	83,730	2,189,371
Hilton Group PLC *	495,680	3,350,062
Next PLC	46,570	1,335,033
Reckitt Benckiser PLC	146,910	5,171,216
Smith & Nephew PLC	113,990	1,012,021
Tesco PLC	357,640	2,050,510
William Hill PLC	171,030	1,781,408

AST MFS GLOBAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)
WPP Group PLC	54,900	$658,624

		22,733,866

United States — 35.0%
3M Co.	31,890	2,413,754
Alberto-Culver Co. (Class “B” Stock)	27,230	1,204,383
American Express Co.	58,850	3,092,567
CBS Corp. (Class “B” Stock)	34,790	834,264
ChevronTexaco Corp.	34,210	1,983,154
Colgate-Palmolive Co.	14,640	835,944
Dell, Inc. *	54,190	1,612,694
DENTSPLY International, Inc.	21,820	1,268,833
Disney, (Walt) Co.	107,110	2,987,298
DST Systems, Inc. *	22,490	1,303,071
Exxon Mobil Corp.	26,050	1,585,403
Fisher Scientific International, Inc. *(a)	33,550	2,283,077
General Mills, Inc.	15,760	798,717
Genworth Financial, Inc.	27,820	930,023
Gilead Sciences, Inc. *	16,440	1,022,897
Goldman Sachs Group, Inc.	18,080	2,837,837
Harley-Davidson, Inc.	36,140	1,874,943
Home Depot, Inc.	26,190	1,107,837
Intel Corp.	117,980	2,282,913
Johnson & Johnson	67,770	4,013,339
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	47,400	1,762,806
Lilly, (Eli) & Co.	50,580	2,797,074
Lincoln National Corp.	21,080	1,150,757
Medtronic, Inc.	19,870	1,008,403
NIKE, Inc. (Class “B” Stock)	15,950	1,357,345
Oracle Corp. *	210,400	2,880,376
PepsiCo, Inc.	20,770	1,200,298
Praxair, Inc. *(a)	30,750	1,695,862
Procter & Gamble Co.	27,198	1,567,149
Viacom, Inc. (Class “B” Stock) *	34,800	1,350,240
Wal-Mart Stores, Inc.	42,170	1,992,111
Waters Corp. *	43,680	1,884,792

		56,920,161

TOTAL LONG – TERM INVESTMENTS
(cost $133,160,209)		159,832,761

SHORT-TERM INVESTMENT — 3.8%

Interest Rate	Maturity Date	Principal Amount (000)

COMMERCIAL PAPER — 1.3%
Citigroup Funding, Inc.
4.83%	04/03/06	2,176	2,176,000
(cost $2,516,000)
		Shares

AFFILIATED MONEY MARKET MUTUAL FUND – 2.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $4,085,952 is cash collateral for securities on loan)(b)(w) (cost $4,085,952)		4,085,952	$4,085,952

TOTAL SHORT-TERM INVESTMENTS
(cost $6,261,952)			6,261,952

TOTAL INVESTMENTS — 102.2%
(cost $139,422,161) (p)			166,094,713
OTHER ASSETS IN EXCESS OF LIABILITIES — (2.2)%			(3,637,570)

NET ASSETS — 100.0%			$162,457,143

The following abbreviations are used in portfolio descriptions:

GDR	Global Depositary Receipts

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $3,947,520; cash collateral of $4,085,952 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $139,641,497; accordingly, net unrealized appreciation on investments for federal income tax purposes was $26,453,216(gross unrealized appreciation - $28,423,899; gross unrealized depreciation - $1,970,683). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MFS Global Equity Portfolio

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2006 was as follows:

Industry

Banks	15.3%
Pharmaceuticals	9.1
Computers	5.5
Oil&Gas	5.2
Electronics	5.0
Food	4.8
Consumer Products & Services	4.7
Insurance	4.6
Healthcare-Products	4.5
media	3.2
Household Products/Wares	3.2
Entertainment	3.2
Beverages	3.1
Auto- Cars/Light Trucks	2.9
Retail	2.7
Building Materials	2.7
Money Market Mutual Fund (collateral received for securities on loan)	2.5
Hand/Machine Tools	2.4
Telecommunications	2.3
Leisure Time	2.2
Office/Business Equip	2.2
Software	1.8
Medical-Biomedical/Gene	1.6
Electric	1.6
Semiconductors	1.4
Life/Health Insurance	1.3
Consulting Services	0.9
Apparel	0.8
Transportation	0.6
Distribution/Wholesale	0.5
Machnery-Const&Mining	0.4
Advertising Services	0.3

102.2
Other assets in excess of liabilities	-2.2

Total	100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace — 0.6%
ARGON ST, Inc.	38,800	$1,300,964

Automotive Parts — 2.5%
CLARCOR, Inc.	50,800	1,808,480
H&E Equipment Services, Inc. *	22,800	663,936
Modine Manufacturing Co.	42,400	1,250,800
Regal-Beloit Corp.	31,800	1,344,186

		5,067,402

Broadcasting — 1.9%
Emmis Communications Corp. (Class “A” Stock) *	96,200	1,539,200
Entravision Communications Corp. (Class “A” Stock)	144,485	1,323,483
Journal Communications, Inc. (Class “A” Stock)	86,800	1,076,320

		3,939,003

Building Materials — 0.5%
Drew Industries, Inc.	27,400	974,070

Business Services — 2.0%
Internet Capital Group, Inc. *	71,519	673,709
Korn/Ferry International *	54,400	1,109,216
Navigant Consulting, Inc. *	60,600	1,293,810
Watson Wyatt & Co. Holdings	30,100	980,658

		4,057,393

Chemicals — 1.2%
Cabot Microelectronics Corp. * (a)	35,000	1,298,500
Rockwood Holdings, Inc. *	51,300	1,180,926

		2,479,426

Commercial Services — 0.9%
Rollins, Inc.	87,100	1,762,904

Computer Services & Software — 9.5%
Ansys, Inc. *	50,863	2,754,231
Computer Programs and Systems, Inc.	22,900	1,145,000
Datastream Systems, Inc. *	202,245	2,068,966
Factset Research Systems, Inc.	78,602	3,485,999
Ixia *	77,075	1,099,090
LoJack Corp. *	40,800	978,384
McDATA Corp. (Class “A” Stock) *(a)	386,650	1,786,323
Netsmart Technologies, Inc. *	51,800	717,948
Radisys Corp. *	103,054	2,045,622
ScanSource, Inc. *	30,797	1,860,447
Trident Microsystems, Inc. *	44,400	1,290,264

		19,232,274

Consumer Products & Services — 2.7%
Central Garden & Pet Co.	22,400	1,190,336
Elizabeth Arden, Inc. *	45,200	1,054,064
G & K Services, Inc.	50,500	2,148,270

Spartech Corp.	43,100	1,034,400

		5,427,070

Diversified Operations — 2.6%
Actuant Corp. (Class “A” Stock) (a)	54,125	3,313,532
Corrections Corp. of America *	42,323	1,913,000

		5,226,532

Education — 0.9%
Courier Corp.	20,450	906,753
Universal Technical Institute, Inc. *	29,400	884,940

		1,791,693

Electronic Components & Equipment — 6.4%
Advanced Energy Industries, Inc. *	91,175	1,288,303
Coherent, Inc. *(a)	66,285	2,327,266
Dolby Laboratories, Inc. (Class “A” Stock) *	79,000	1,651,100
General Cable Corp. *	79,159	2,400,892
Methode Electronics, Inc. (Class “A” Stock)	59,600	649,044
OYO Geospace Corp. *	39,232	2,314,296
Universal Electronics, Inc. *	133,113	2,356,100

		12,987,001

Entertainment & Leisure — 2.6%
RC2 Corp. *	19,400	772,314
Shuffle Master, Inc. *(a)	76,800	2,744,832
Vail Resorts, Inc. *	34,425	1,315,724
Winnebago Industries, Inc.	16,600	503,644

		5,336,514

Environmental Services — 1.9%
Waste Connections, Inc. *(a)	95,276	3,792,938

Farming & Agriculture — 1.3%
Delta & Pine Land Co.	84,454	2,547,133

Financial - Bank & Trust — 2.4%
ITLA Capital Corp. *	12,200	588,284
Kanbay International, Inc.	43,700	666,862
Texas Capital Bancshares, Inc. *	21,900	525,600
Wilshire Bancorp, Inc.	29,600	550,264
Wintrust Financial Corp.	31,243	1,817,405
WP Stewart & Co. Ltd.	38,300	807,364

		4,955,779

Financial Services — 4.0%
Assured Guaranty Ltd.	27,700	692,500
Boston Private Financial Holdings, Inc.	42,100	1,422,559
Cash America International, Inc.	82,517	2,477,160
Clayton Holdings, Inc. *	9,115	192,144
Doral Financial Corp.	127,425	1,471,759
Financial Federal Corp. (a)	42,150	1,234,995

AST SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services (cont’d.)
World Acceptance Corp. *	23,300	$638,420

		8,129,537

Food — 1.2%
Middleby Corp. *	17,600	1,473,472
Tootsie Roll Industries, Inc.	29,561	865,250

		2,338,722

Healthcare Services — 5.5%
American Healthways, Inc. *	39,750	2,024,865
Apria Healthcare Group, Inc. *	36,200	831,876
Centene Corp. *	77,725	2,267,238
deCODE genetics, Inc. (a)	144,488	1,252,711
Dendreon Corp. *(a)	81,100	381,981
Healthspring Inc *	21,900	407,559
Horizon Health Corp. *	64,574	1,278,565
Landauer, Inc.	22,100	1,109,862
MWI Veterinary Supply, Inc.	18,900	621,810
Techne Corp. *	17,000	1,022,380

		11,198,847

Industrial Products — 1.9%
AMCOL International Corp.	29,400	846,720
Interline Brands, Inc. *	41,600	1,049,568
Photon Dynamics, Inc. *	44,475	833,906
Ritchie Brothers Auctioneers, Inc.	23,700	1,173,150

		3,903,344

Insurance — 2.1%
American Equity Investment Life Holding Co. (a)	44,600	639,564
Amerisafe, Inc. *	48,600	583,200
Hilb Rogal & Hobbs Co.	24,500	1,009,890
Philadelphia Consolidated Holding Corp. *	60,435	2,063,251

		4,295,905

Internet Services — 2.5%
Avocent Corp. *	20,600	653,844
eCollege.com, Inc. *(a)	35,200	663,168
Global Payments, Inc.	39,075	2,071,366
j2 Global Communication, Inc. *(a)	33,500	1,574,500
Online Resources Corp. *	3,200	41,600

		5,004,478

Machinery & Equipment — 4.3%
Bucyrus International, Inc. (Class “A” Stock) (a)	96,262	4,638,866
IDEX Corp.	44,900	2,342,433
Young Innovations, Inc.	47,400	1,731,048

		8,712,347

Medical Supplies & Equipment — 5.6%
American Medical Systems Holdings, Inc. *	92,887	2,089,957
Arena Pharmaceuticals, Inc. *(a)	53,890	975,948
Arrow International, Inc.	25,900	846,153

DJ Orthopedics, Inc. *	32,375	1,287,230
ICU Medical, Inc. *	16,000	579,040
LCA-Vision, Inc.	15,600	781,716
Per-Se Technologies, Inc. *(a)	36,100	962,426
Respironics, Inc. *	42,750	1,663,402
SurModics, Inc. *(a)	33,085	1,169,886
Sybron Dental Specialties, Inc. *	5,500	226,820
Thoratec Corp. *	38,925	750,085

		11,332,663

Medical Waste Management — 0.7%
Stericycle, Inc. *	21,500	1,453,830

Metals & Mining — 3.4%
Aleris International, Inc. (a)	100,443	4,828,295
MSC Industrial Direct Co., Inc.	37,400	2,020,348

		6,848,643

Office Equipment — 0.5%
ACCO Brands Corp.	42,000	932,400

Oil & Gas — 6.4%
Berry Petroleum Co. (Class “A” Stock)	16,200	1,108,890
Carbo Ceramics, Inc.	31,450	1,789,820
Core Laboratories NV (Netherlands)	26,575	1,263,641
Hydril Co. *	13,100	1,021,145
Patterson-UTI Energy, Inc.	55,100	1,760,996
TETRA Technologies, Inc. *	69,608	3,274,360
Unit Corp. *	50,129	2,794,692

		13,013,544

Pharmaceuticals — 2.6%
Allion Healthcare, Inc. *	39,895	540,976
Ariad Pharmaceuticals, Inc.	153,600	1,010,688
Connectics Corp *	38,825	657,307
KV Pharmaceutical Co. (Class “A” Stock) *(a)	73,300	1,767,996
STERIS Corp. *	55,800	1,377,144

		5,354,111

Printing & Publishing — 1.8%
Applied Films Corp.	39,350	764,571
Journal Register Co. *	92,100	1,121,778
Meredith Corp.	31,200	1,740,648

		3,626,997

Restaurants — 2.3%
Red Robin Gourmet Burgers, Inc. (a)	37,875	1,787,700
Ruby Tuesday, Inc.	42,400	1,360,192
Steak n’shake Co. (The) *	77,100	1,626,810

		4,774,702

Retail & Merchandising — 4.3%
Build-A-Bear Workshop, Inc. *(a)	39,174	1,200,683
Genesco, Inc. *(a)	72,039	2,801,597
Guitar Center, Inc. *	58,185	2,775,425

AST SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
SCP Pool Corp. (a)	41,430	$1,943,481

		8,721,186

Semiconductors — 2.2%
ATMI, Inc. *	43,425	1,311,435
Integrated Device Technology, Inc.	145,575	2,163,244
Supertex, Inc. *	28,090	1,056,746

		4,531,425

Telecommunications — 2.7%
EMS Technologies, Inc. *	49,493	892,359
International Speedway Corp. (Class “A” Stock)	26,800	1,364,120
Plantronics, Inc.	49,200	1,743,156
Tekelec *	108,975	1,507,124

		5,506,759

Transportation — 3.4%
Bristow Group, Inc. *	30,400	939,360
Forward Air Corp.	38,900	1,450,581
Heartland Express, Inc.	64,000	1,394,560
HUB Group, Inc. (Class “A” Stock)	26,600	1,212,428
Landstar System, Inc. *	44,700	1,972,164

		6,969,093

TOTAL LONG - TERM INVESTMENTS (cost $161,458,108)		197,526,629

SHORT-TERM INVESTMENT- 15.8%
REGISTERED INVESTMENT COMPANIES- 1.7%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,737,991	1,737,991
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,737,991	1,737,991

(cost $3,475,981)		3,475,981

AFFILIATED MONEY MARKET MUTUAL FUND– 14.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $28,701,282; includes $28,701,282 of cash collateral for securities on loan (b)(w)	28,701,282	28,701,282
(cost $28,701,182)
TOTAL SHORT-TERM INVESTMENTS (cost $32,177,263)		32,177,263

TOTAL INVESTMENTS — 113.1% (cost $193,635,371)		229,703,892

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.1)%		(26,600,661)

NET ASSETS — 100.0%		$203,103,231

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $27,744,539; cash collateral of $28,701,282 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Portfolio’s investments was $193,677,081; accordingly, net unrealized appreciation on investments for federal income tax purposes was $36,026,811 (gross unrealized appreciation - $38,521,212; gross unrealized depreciation - $2,494,401). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST DEAM SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG -TERM INVESTMENTS – 95.7%
COMMON STOCKS
Advertising — 0.8%
Catalina Marketing Corp. *	60,300	$1,392,930
Valueclick, Inc. *	61,000	1,032,120

		2,425,050

Aerospace — 0.5%
Teledyne Technologies, Inc. *	43,500	1,548,600

Airlines — 0.4%
ExpressJet Holdings, Inc. *	151,900	1,130,136

Automobile Manufacturers — 0.4%
Thor Industries, Inc.	20,300	1,083,208

Automotive Parts — 0.4%
CSK Auto Corp. *(a)	81,800	1,134,566

Biotechnology — 0.7%
Digene Corp. *	34,400	1,345,040
Geron Corp. (a)	94,800	787,788

		2,132,828

Biotechnology Healthcare — 0.3%
SuperGen, Inc. *(a)	171,100	971,848

Broadcasting — 0.1%
Sinclair Broadcast Group, Inc. (Class “A” Stock)	38,400	312,960

Building Materials — 1.6%
Eagle Materials, Inc. (a)	4,400	280,544
Genlyte Group, Inc.	19,200	1,308,288
Lennox International, Inc.	50,800	1,516,888
NCI Building Systems, Inc.	24,100	1,440,457

		4,546,177

Business Services — 4.2%
Administaff, Inc.	33,000	1,793,880
Computer Programs and Systems, Inc.	28,100	1,405,000
CSG Systems International, Inc.	57,600	1,339,776
Harland, (John H.) Co.	33,800	1,328,340
Itron, Inc. *	32,800	1,963,080
Ixia *	97,700	1,393,202
Labor Ready, Inc. *	70,900	1,698,055
TeleTech Holdings, Inc. *	117,900	1,309,869

		12,231,202

Cable Television — 0.3%
Mediacom Communications Corp. (Class “A” Stock) *	177,000	1,017,750

Chemicals — 0.6%
Symyx Technologies, Inc. *	2,600	72,124
UAP Holding Corp.	10,300	221,450
W.R. Grace & Co. *(a)	110,300	1,466,990

		1,760,564

Clothing & Apparel — 0.9%
Guess, Inc. *	35,200	1,376,672

K-Swiss, Inc. (Class “A” Stock)	41,500	1,250,810

		2,627,482

Commercial Services — 0.7%
McGrath Rentcorp	7,900	237,474
TNS, Inc. *	17,200	364,296
Universal Technical Institute, Inc. *	42,800	1,288,280

		1,890,050

Computer Hardware — 1.6%
Komag, Inc. *(a)	28,800	1,370,880
Synaptics, Inc. *	53,200	1,169,868
Trident Microsystems, Inc. *	67,000	1,947,020

		4,487,768

Computer Services & Software — 5.1%
Advent Software, Inc.	46,200	1,313,004
Avocent Corp. *	33,900	1,075,986
Factset Research Systems, Inc.	19,700	873,695
Jack Henry & Associates, Inc.	72,900	1,667,223
Parametric Technology Corp. *	104,880	1,712,690
Progress Software Corp. *	31,300	910,517
Quality Systems, Inc. *	39,000	1,290,900
SPSS, Inc. *	37,600	1,190,416
Talx Corp.	32,200	917,056
Websense, Inc. *	43,800	1,208,004
Wind River Systems, Inc. *	114,200	1,421,790
Witness Systems, Inc. *(a)	41,100	1,043,940

		14,625,221

Construction — 0.6%
Champion Enterprises, Inc. *	107,700	1,611,192

Consumer Products & Services — 0.3%
Chattem, Inc. *	26,500	997,725

Consumer Staples - Home Products — 0.3%
Playtex Products, Inc. *	92,000	963,240

Containers & Packaging — 0.9%
Greif, Inc. (Class “A” Stock) (a)	17,400	1,190,508
Silgan Holdings, Inc.	32,400	1,301,508

		2,492,016

Distribution/Wholesale — 0.8%
Brightpoint, Inc. *	41,100	1,276,566
United Stationers, Inc.	19,600	1,040,760

		2,317,326

Diversified Operations — 1.0%
PRA International	42,400	1,051,096
Raven Industries, Inc.	3,000	117,330
Seaboard Corp.	500	797,000
Walter Industries, Inc. (a)	13,300	886,046

		2,851,472

Education — 0.5%
Blackboard, Inc. *	46,700	1,326,747

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)
SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Electronic Components & Equipment — 3.9%
Advanced Energy Industries, Inc. *	85,600	$1,209,528
Diodes, Inc.	37,600	1,560,400
General Cable Corp. *	42,400	1,285,992
LoJack Corp. *	55,800	1,338,084
Plexus Corp. *	38,600	1,450,202
PortalPlayer, Inc. *(a)	53,600	1,191,528
Universal Display Corp. *	40,800	586,704
Vicor Corp.	26,700	526,791
WESCO International, Inc. *	30,200	2,053,902

		11,203,131

Entertainment — 0.6%
Bally Technologies, Inc. *	94,400	1,603,856

Entertainment & Leisure — 0.5%
Ameristar Casinos, Inc.	56,200	1,449,398

Environmental Services — 1.3%
Aleris International, Inc.	36,900	1,773,783
Mine Safety Appliances	25,800	1,083,600
Waste Connections, Inc. *(a)	26,200	1,043,022

		3,900,405

Financial - Bank & Trust — 3.2%
Center Financial Corp.	40,500	981,315
Corus Bankshares, Inc. (a)	24,600	1,462,224
First Midwest Bancorp, Inc.	9,800	358,386
Harbor Florida Bancshares, Inc.	9,500	359,765
Pacific Capital Bancorp	41,033	1,388,556
SVB Financial Group *(a)	36,600	1,941,630
Texas Regional Bancshares, Inc. (Class “A” Stock)	41,228	1,215,814
Wintrust Financial Corp.	28,700	1,669,479

		9,377,169

Financial Services — 1.8%
CompuCredit Corp. *(a)	30,100	1,107,981
GFI Group, Inc. *	16,600	861,706
National Financial Partners Corp.	34,200	1,932,984
optionsXpress Holdings, Inc. *	46,700	1,358,036

		5,260,707

Food — 0.5%
Wild Oats Markets, Inc. (a)	70,700	1,437,331

Healthcare - Medical Products — 0.1%
PSS World Medical, Inc. *	19,800	381,942

Healthcare Services — 5.1%
American Healthways, Inc. *(a)	40,100	2,042,694
Chemed Corp.	28,500	1,691,190
Matria Healthcare, Inc.	35,000	1,328,600
Nationwide Health Properties, Inc.	24,300	522,450
Odyssey HealthCare, Inc.	73,800	1,270,098
Pediatrix Medical Group, Inc. *	21,100	2,165,704
Psychiatric Solutions, Inc. *	37,000	1,225,810
Sunrise Senior Living, Inc.	34,600	1,348,362

United Surgical Partners International, Inc. *(a)	46,100	1,632,401
WellCare Health Plans, Inc. *	34,700	1,576,768

		14,804,077

Industrial Products — 1.8%
ESCO Technologies, Inc. *	30,500	1,544,825
NS Group, Inc. *	35,000	1,611,050
Reliance Steel & Aluminum Co. *	21,000	1,972,320

		5,128,195

Industrials - Components — 0.5%
Applied Industrial Technologies, Inc.	35,500	1,583,300

Insurance — 0.4%
Zenith National Insurance Corp.	22,050	1,061,267

Internet Services — 3.4%
aQuantive, Inc. *	35,900	845,086
CNET Networks, Inc. *(a)	84,000	1,193,640
EarthLink, Inc. *(a)	92,900	887,195
eResearch Technology, Inc.	91,500	1,316,685
Homestore, Inc. *	51,800	339,808
Internet Security Systems *	25,400	609,092
j2 Global Communications, Inc. *(a)	21,900	1,029,300
Jupitermedia Corp. *	36,600	658,068
ProQuest Co. *	5,700	121,923
RealNetworks, Inc. *	100,200	826,650
Trizetto Group, Inc. (The) *	17,700	311,343
United Online, Inc. *	40,700	523,402
WebEx Communications, Inc. *	32,100	1,080,807

		9,742,999

Machinery & Equipment — 3.6%
Blount International, Inc. *	75,700	1,219,527
Intermec Inc *	26,800	817,668
JLG Industries, Inc.	82,000	2,524,780
Manitowoc Co., Inc.	16,400	1,494,860
Middleby Corp. *	14,500	1,213,940
Nordson Corp.	26,900	1,341,234
Wabtec Corp.	51,500	1,678,900

		10,290,909

Medical Supplies & Equipment — 5.6%
Align Technology, Inc. *(a)	164,000	1,503,880
American Medical Systems Holdings, Inc. *	75,800	1,705,500
Arthrocare Corp. *	32,900	1,573,278
Biosite, Inc.	27,900	1,448,847
Candela Corp. *	20,800	449,280
Hologic, Inc. *(a)	37,700	2,086,695
Integra LifeSciences Holdings *	36,200	1,483,476
Intuitive Surgical, Inc. (a)	3,700	436,600
Kyphon, Inc. *	41,300	1,536,360
LCA-Vision, Inc.	32,000	1,603,520
Serologicals Corp. *	45,500	1,112,930

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)
SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)
Ventana Medical Systems, Inc. *	27,000	$1,127,790

		16,068,156

Metals & Mining — 2.4%
AK Steel Holding Corp. *	122,700	1,840,500
Cleveland-Cliffs, Inc.	20,900	1,820,808
Foundation Coal Holdings, Inc.	35,600	1,464,584
Quanex Corp.	26,000	1,732,380

		6,858,272

Metals/Mining Excluding Steel — 0.4%
James River Coal Co. *(a)	30,200	1,025,894

Oil & Gas — 8.0%
ATP Oil & Gas Corp. *	31,000	1,361,210
Berry Petroleum Co. (Class “A” Stock)	21,400	1,464,830
Cabot Oil & Gas Corp. (a)	29,550	1,416,332
Comstock Resources, Inc. *	53,300	1,582,477
Encore Acquisition Co. *	42,400	1,314,400
Frontier Oil Corp.	45,700	2,712,295
Grey Wolf, Inc. *(a)	229,300	1,705,992
Helix Energy Solution Group, Inc. *	60,700	2,300,530
KCS Energy, Inc. *	65,000	1,690,000
Parker Drilling Co.	152,900	1,417,383
Penn Virginia Corp.	19,400	1,377,400
Pioneer Drilling Co. *	80,700	1,325,901
RPC, Inc.	51,800	1,183,630
St. Mary Land & Exploration Co.	38,700	1,580,121
Tetra Technologies, Inc. *	13,900	653,856

		23,086,357

Pharmaceuticals — 7.0%
Alkermes, Inc. *(a)	81,100	1,788,255
Alpharma, Inc. (Class “A” Stock) (a)	43,700	1,172,034
Amylin Pharmaceuticals, Inc. *(a)	19,600	959,420
Bentley Pharmaceuticals, Inc. (a)	86,900	1,142,735
Cubist Pharmaceuticals, Inc. *	64,400	1,479,268
Discovery Laboratories, Inc. *	104,500	765,985
Enzon Pharmaceuticals, Inc. *	115,300	933,930
First Horizon Pharmaceutical Corp. *	66,000	1,663,860
KV Pharmaceutical Co. (Class “A” Stock) *(a)	60,900	1,468,908
Medicines Co. *	52,300	1,075,811
Nektar Therapeutics *(a)	34,400	701,072
NPS Pharmaceuticals, Inc.	104,900	895,846
Nuvelo Inc. *	65,400	1,165,428
Pain Therapeutics, Inc. *(a)	106,800	1,160,916
Progenics Pharmaceuticals, Inc. *	14,800	392,052
Rigel Pharmaceuticals, Inc.	28,000	321,720
Salix Pharmaceuticals Ltd. *	82,900	1,368,679
United Therapeutics Corp. *	25,200	1,670,256

		20,126,175

Printing & Publishing — 0.9%
Consolidated Graphics, Inc. *	23,500	$1,224,820
Playboy Enterprises, Inc. (Class “B” Stock) *(a)	90,200	1,280,840

		2,505,660

Real Estate Investment Trust — 2.2%
Alexander’s, Inc. *	2,300	664,700
Alexandria Real Estate Equities, Inc.	8,800	838,904
Cousins Properties, Inc.	26,100	872,523
Jones Lang LaSalle, Inc. *	9,600	734,784
Kilroy Realty Corp.	6,000	463,560
Tanger Factory Outlet Centers, Inc.	5,300	182,373
Taubman Centers, Inc.	28,600	1,191,762
Washington Real Estate Investment Trust	38,000	1,380,160

		6,328,766

Restaurants — 0.2%
Rare Hospitality International, Inc.	19,500	679,185

Retail & Merchandising — 6.1%
Aeropostale, Inc. *	56,900	1,716,104
CEC Entertainment, Inc. *	46,100	1,549,882
Genesco, Inc. *(a)	35,800	1,392,262
Hibbett Sporting Goods, Inc. *	33,500	1,105,165
Longs Drug Stores Corp.	40,700	1,883,596
New York & Co., Inc. *	68,000	1,015,920
Pacific Sunwear of California *	76,100	1,686,376
Pantry, Inc. (The) *	24,800	1,547,272
Select Comfort Corp. *(a)	43,400	1,716,470
Stein Mart, Inc.	71,500	1,245,530
Talbots, Inc.	44,600	1,198,402
Yankee Candle Co., Inc. (The)	54,600	1,494,402

		17,551,381

Semiconductors — 6.3%
Brooks Automation, Inc. *	97,800	1,392,672
Cirrus Logic, Inc. *	137,100	1,162,608
Cymer, Inc. *(a)	36,800	1,672,192
Fairchild Semiconductor International, Inc. *(a)	67,800	1,292,946
Formfactor, Inc. *	43,200	1,698,624
IXYS Corp. *	91,800	846,396
Kulicke & Soffa Industries, Inc.	155,200	1,480,608
Mattson Technology, Inc.	113,300	1,359,600
Micrel, Inc. *	116,900	1,732,458
Microsemi Corp. *	63,700	1,854,307
Netlogic Microsystems, Inc *(a)	37,300	1,537,133
Photronics, Inc. *	67,300	1,262,548
Sigmatel, Inc. *(a)	113,400	991,116

		18,283,208

Software — 1.4%
Acxiom Corp.	38,800	1,002,592
Dendrite International Inc. *	93,200	1,272,180

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)
SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Software (cont’d.)
MicroStrategy, Inc. (Class “A” Stock)	15,700	$1,653,053

		3,927,825

Telecommunications — 3.7%
Adtran, Inc.	64,400	1,685,992
Arbitron, Inc.	39,900	1,349,418
Golden Telecom, Inc. (a)	45,900	1,379,295
InterDigital Communications Corp. *	63,900	1,566,828
Premiere Global Services, Inc. *	148,900	1,198,645
Symmetricon, Inc. *	86,000	735,300
Syniverse Holdings, Inc. *	81,600	1,289,280
UbiquiTel, Inc. *	134,400	1,357,440

		10,562,198

Transportation — 1.8%
ABX Air, Inc. *	56,100	382,041
Ambassadors Group, Inc.	15,800	401,320
EGL, Inc. *	36,700	1,651,500
HUB Group, Inc. (Class “A” Stock)	32,700	1,490,466
Kansas City Southern *	33,800	834,860
Pacer International, Inc. *	15,100	493,468

		5,253,655

TOTAL LONG – TERM IVESTMENTS (cost $244,533,437)		275,966,546

SHORT-TERM INVESTMENTS -21.3%

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
4.27%	04/20/06(k)(n)	630	628,712
4.37%	04/20/06(k)(n)	90	89,814

			718,526

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND- 21.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $60,767,274; includes $47,723,727 of cash collateral for securities on loan)(b)(w)	60,767,274	60,767,274

TOTAL SHORT-TERM INVESTMENTS (cost $61,485,826)		61,485,800

TOTAL INVESTMENTS — 117.0%
(cost $306,019,263) (p)		337,452,346
LIABILITIES IN EXCESS OF OTHER ASSETS(u) — (17.0)%		(48,962,618)

NET ASSETS — 100.0%		$288,489,728

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $45,639,196 ; cash collateral of $47,723,727 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities or a portion thereof with an aggregate market value of $718,526 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2006.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Portfolio’s investments was $306,206,487; accordingly, net unrealized appreciation on investments for federal income tax purposes was $31,245,859 (gross unrealized appreciation - $37,930,828; gross unrealized depreciation - $6,684,969). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation

Long Positions:
35 Russell 2000		Jun 06	$12,782,628	$13,506,500	$723,872

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS — 100.0%
Advertising — 1.6%
Adstar, Inc. *	51,000	$99,450
Clear Channel Outdoor Holdings, Inc. (Class “A” Stock) *	73,900	1,732,955
Greenfield Online, Inc.	64,500	386,355
Lamar Advertising Co. *	36,400	1,915,368
Monster Worldwide, Inc. *(a)	54,460	2,715,375
Valueclick, Inc. *	210,340	3,558,953

		10,408,456

Aerospace — 2.5%
DRS Technologies, Inc. *	88,511	4,856,599
Innovative Solutions and Support, Inc. *(a)	696,200	9,050,600
K&F Industries Holdings Inc.	16,400	272,240
Transdigm Group, Inc. *(a)	74,300	1,913,225

		16,092,664

Apparel & Textile — 0.5%
Volcom, Inc.	93,900	3,336,267

Automobile Manufacturers — 0.2%
Copart, Inc. *	46,600	1,279,170

Automotive Parts — 4.9%
Advance Auto Parts, Inc. *	513,650	21,388,386
Commercial Vehicle Group, Inc. *	77,100	1,481,091
Monro Muffler Brake, Inc. *	236,072	8,767,714

		31,637,191

Biotechnology — 1.0%
Digene Corp. *	40,300	1,575,730
Kosan Biosciences, Inc.	509,200	2,999,188
Qaigen NV * (Germany)	105,400	1,558,303
Speedel Holding, AG. * (Switzerland)	4,200	579,910

		6,713,131

Building Materials — 0.8%
Cemex SA de CV ADR (Mexico)	32,800	2,141,184
China National Building Material Co., Ltd. * (Hong Kong)	310,000	145,828
Simpson Manufacturing Co., Inc.	73,920	3,200,736

		5,487,748

Business Services — 5.2%
Arbitron, Inc.	45,900	1,552,338
Aviall, Inc. *(a)	196,600	7,486,528
CoStar Group, Inc. *(a)	48,857	2,535,190
Ctrip.com International Ltd., ADR (China) *	41,000	3,390,700
FTI Consulting, Inc. *	56,400	1,609,092
Great Wall Acquistion Corp. *	126,300	694,650
Infocrossing, Inc. *(a)	223,700	2,695,585
Kenexa Corp. *	199,700	6,140,775
NuCo2, Inc. *	176,800	5,611,632

Onvia, Inc. *(a)	331,800	1,990,800

		33,707,290

Cable Television — 4.8%
Central European Media Enterprises Ltd. (Class “A” Stock) *(a)	438,088	30,057,218
Lodgenet Entertainment Corp. *	88,971	1,386,168

		31,443,386

Chemicals — 0.4%
Cabot Microelectronics Corp. *(a)	65,770	2,440,067

Clothing & Apparel — 1.0%
Carter’s, Inc. *	75,000	5,061,750
Celebrate Express, Inc. *	109,600	1,380,960

		6,442,710

Commercial Services — 0.4%
PFSweb Inc *(a)	116,123	142,831
TNS, Inc. *	49,400	1,046,292
Websidestory, Inc. *	74,700	1,284,093

		2,473,216

Computer Hardware — 1.0%
Komag, Inc. *(a)	121,100	5,764,360
Mobility Electronics, Inc. *(a)	126,900	1,057,077

		6,821,437

Computer Services & Software — 4.2%
Business Objects SA, ADR (France) *	44,780	1,633,127
Cognos, Inc. * (Canada)	59,778	2,325,364
FileNet Corp. *	72,856	1,968,569
Fundtech Ltd. *	178,100	2,035,683
Hummingbird Ltd. (Canada) *	23,700	562,638
Hyperion Solutions Corp. *	198,150	6,459,690
IHS, Inc., (Class “A” Stock) *	60,000	1,641,000
Magma Design Automation, Inc. *	195,540	1,691,421
Motive, Inc. *	122,900	479,310
NAVTEQ Corp. *(a)	51,000	2,583,150
NetIQ Corp. *	81,500	908,725
Pervasive Software, Inc. *	186,744	769,385
Quest Software, Inc. *(a)	126,900	2,119,230
SSA Global Technologies, Inc. *	44,800	718,144
SupportSoft, Inc. *	84,200	373,006
Taleo Corp. (Class “A” Stock)	105,600	1,378,080

		27,646,522

Computer Networking
Xyratex Ltd.	8,400	264,600

Construction — 0.5%
Insteel Industries, Inc.	6,000	340,680

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Construction (cont’d.)
Meritage Homes Corp. *	57,800	$3,176,688

		3,517,368

Consumer Products & Services — 0.1%
Concorde Career Colleges, Inc. *	50,900	839,850

Diversified Financial Services — 0.2%
NETELLER PLC * (United Kingdom)	82,400	1,048,665

Diversified Operations — 0.9%
Charles & Colvard Ltd. (a)	163,800	1,773,954
Nighthawk Radiology Holdings, Inc. *	29,400	702,366
RHJ International 144A * (Belgium)	151,200	3,580,368

		6,056,688

Drugs & Medicine — 0.9%
OSI Pharmaceuticals, Inc. *(a)	184,000	5,906,400

Education — 0.1%
Educate, Inc. *	69,600	592,992

Electronic Components & Equipment — 2.1%
Advanced Analogic Technologies Inc.	9,100	103,740
Agere Systems, Inc. *	70,900	1,066,336
Avnet, Inc. *	17,700	449,226
International Displayworks, Inc. *(a)	267,900	1,754,745
Lecroy Corp. *	125,800	1,968,770
M-Systems Flash Disk Pioneers Ltd. (Israel) *(a)	6,200	160,332
PowerDsine Ltd. * (Israel)	241,500	1,668,765
Symbol Technologies, Inc.	306,900	3,247,002
Vicor Corp.	156,156	3,080,958

		13,499,874

Entertainment & Leisure — 0.9%
Digital Music Group, Inc. *	43,600	408,576
Dolby Laboratories, Inc. (Class “A” Stock) *	89,800	1,876,820
Life Time Fitness, Inc. *	71,900	3,368,515

		5,653,911

Equipment Services — 0.3%
Global Imaging Systems, Inc. *	43,500	1,652,130

Financial - Bank & Trust — 0.8%
IPC Holdings, Ltd.	99,400	2,788,170
Kanbay International, Inc.	151,400	2,310,364

		5,098,534

Financial Services — 1.2%
Advance America Cash Advance Centers, Inc.	93,100	1,338,778
Affiliated Managers Group, Inc. *(a)	17,287	1,842,967
QC Holdings, Inc. *(a)	285,100	3,600,813

SFGC Co. Ltd. (Japan)	5,000	1,131,266

		7,913,824

Food — 0.9%
Chipotle Mexican Grill, Inc. *	23,700	1,312,743
Lance, Inc.	215,400	4,846,500

		6,159,243

Health Care - Medical Products — 0.3%
Thermogenesis Corp. *	433,700	1,756,485

Health Care - Medical Providers — 0.3%
Psychiatric Solutions, Inc. *	55,600	1,842,028

Healthcare Services — 1.9%
Adeza Biomedical Corp. *	16,700	352,871
Magellan Health Services, Inc. *	84,800	3,431,856
Medarex, Inc. *(a)	254,800	3,368,456
Northfield Laboratories, Inc. *(a)	39,800	398,000
Threshold Pharmaceuticals, Inc. *(a)	114,100	1,710,359
United Surgical Partners International, Inc. *(a)	85,135	3,014,630
WebMD Health Corp. (Class “A” Stock) (a)	5,300	220,692

		12,496,864

Hotels & Motels — 0.4%
Orient-Express Hotels Ltd. (Class “A” Stock) (Bermuda) (Bermuda)	66,393	2,604,597

Industrial Products — 0.4%
Interline Brands, Inc. *	65,200	1,644,996
Roper Industries, Inc.	22,600	1,099,038

		2,744,034

Insurance — 1.5%
Endurance Specialty Holdings Ltd. (Bermuda)	18,400	598,920
Mercury General Corp.	10,500	576,450
Philadelphia Consolidated Holding Corp. *	65,472	2,235,214
Willis Group Holdings Ltd. (United Kingdom)	179,500	6,149,670

		9,560,254

Internet Services — 3.0%
A.D.A.M., Inc. *	62,300	439,215
Access Integrated Technolgy, Inc. *(a)	30,600	393,210
Blackboard, Inc. *	46,900	1,332,429
DealerTrack Holdings, Inc. *	10,700	228,017
eCollege.com, Inc. *(a)	112,666	2,122,627
Jupitermedia Corp. *	409,700	7,366,406
Liquidity Services, Inc. *	21,600	264,600
NIC, Inc. *	223,592	1,370,619
Online Resources Corp. *	293,159	3,811,067
Online Resources Corp. (Germany) 144A *	61,000	793,000
S1 Corp. *	124,900	629,496

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Internet Services (cont’d.)
Sohu.com, Inc. *	37,700	$1,006,213

		19,756,899

Machinery & Equipment
Techtronic Industries Co. Ltd. (Hong Kong)	107,500	193,272

Medical Supplies & Equipment — 5.1%
ArthroCare Corp. *	30,800	1,472,856
Avanir Pharmaceutical *	22,675	331,508
Cambridge Heart, Inc. *(a)	431,400	1,220,862
Ciphergen Biosystems, Inc. *(a)	654,300	1,040,337
Conceptus, Inc. *	800	10,488
Cytyc Corp. *	140,348	3,955,007
Endo Pharmaceuticals Holdings, Inc. *	125,600	4,120,936
Endologix, Inc. *	89,300	424,175
Illumina, Inc. *	112,900	2,681,375
Incyte Genomics, Inc. (Germany) *	275,500	1,658,510
Inhibitex, Inc. (a)	63,900	463,914
Kinetic Concepts, Inc. *	59,900	2,466,083
Kyphon, Inc. *	79,474	2,956,433
Neurometrix, Inc. *	3,400	132,396
NxStage Medical, Inc. *	103,900	1,333,037
Orthofix International NV *	191,934	7,642,812
Zoll Medical Corp. *	56,700	1,493,478

		33,404,207

Metals & Mining — 0.7%
Hunan Non-Ferrous Metals (Class “H” Stock) * (Hong Kong)	363,300	133,443
Schnitzer Steel Industries, Inc. (Class “A” Stock)	103,900	4,452,115

		4,585,558

Oil & Gas — 0.1%
Addax Petroleum Corp., 144A (Canada)	13,300	318,877
Exco Resources, Inc. *	7,600	95,228

		414,105

Paper & Forest Products — 0.2%
Nine Dragons Paper Holdings Ltd. * (Hong Kong)	1,582,100	1,080,676

Pharmaceuticals — 12.3%
Abgenix, Inc. *	506,400	11,394,000
Acadia Pharmaceuticals, Inc. *	14,900	238,102
Acusphere, Inc. *(a)	504,400	3,374,436
Adaltis, Inc. 144A * (Canada)	224,200	518,337
Allergan, Inc.	60,512	6,565,547
Alnylam Pharmeceuticals, Inc. *(a)	155,200	2,729,968
Altus Pharmaceuticals, Inc. *	52,400	1,149,132
Auxilium Pharmaceuticals, Inc. *	201,800	1,600,274
Avigen, Inc.	34,000	175,780
Bioenvision, Inc. *(a)	182,100	1,298,373
Cubist Pharmaceuticals, Inc. *	170,400	3,914,088
CV Therapeutics, Inc. *(a)	116,900	2,581,152

Dynavax Technologies Corp. *(a)	569,500	3,434,085
Human Genome Sciences, Inc. *	213,300	2,318,571
ICOS Corp.	46,800	1,031,940
Kos Pharmaceuticals, Inc. *	54,800	2,617,796
Medicines Co. *(a)	168,500	3,466,045
Medicure, Inc.	361,300	624,931
Nektar Therapeutics *(a)	199,000	4,055,620
Neurochem, Inc. (Canada) *(a)	259,500	3,638,190
Neurocrine Biosciences, Inc. *(a)	29,900	1,929,746
Penwest Pharmaceuticals Co. *	198,500	4,305,465
Point Therapeutics, Inc. *	1,189,700	4,116,362
Progenics Pharmaceuticals, Inc. *	136,500	3,615,885
Regeneron Pharmaceuticals, Inc. *	84,100	1,398,583
Sepracor, Inc. *	17,700	863,937
Somaxon Pharmaceuticals, Inc. *	134,200	2,148,542
Spectrum Pharmaceuticals, Inc. *(a)	214,600	1,006,474
Valera Pharmaceuticals, Inc. *(a)	99,800	1,012,970
Vical, Inc. *	332,800	2,056,704
YM Biosciences, Inc. * (Canada)	121,900	672,206

		79,853,241

Railroads — 0.4%
Kansas City Southern *	92,400	2,282,280

Real Estate Investment Trust — 0.7%
First Potomac Realty Trust	68,700	1,940,775
Global Signal, Inc.	14,800	728,160
Trammell Crow Co. *	47,500	1,693,850

		4,362,785

Restaurants — 2.1%
Applebee’s International, Inc.	47,700	1,171,035
Buffalo Wild Wings, Inc. *(a)	137,700	5,725,566
Texas Roadhouse, Inc. (Class “A” Stock) (a)	243,400	4,159,706
Wetherspoon, (J.D.) PLC (United Kingdom)	462,216	2,989,383

		14,047,690

Retail & Merchandising — 7.4%
A.C. Moore Arts & Crafts, Inc. *(a)	153,604	2,826,313
Cabela`s, Inc. (Class “A” Stock) *(a)	41,100	843,372
Citi Trends, Inc. *(a)	88,700	3,526,712
Cost Plus, Inc. *(a)	64,600	1,104,660
Crocs, Inc. *(a)	8,700	218,805
Dick’s Sporting Goods, Inc. *(a)	320,154	12,700,509
Dsw, Inc. *(a)	26,200	820,584
New York & Company, Inc. *	191,000	2,853,540
PC Mall, Inc. *	96,200	613,756

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)

PETCO Animal Supplies, Inc. *(a)	617,000	$14,542,690
PETsMART, Inc.	219,900	6,187,986
Rubios Restaurants, Inc. *	95,400	904,392
Submarino SA, ADR (Brazil) 144A *(a)	28,200	1,410,130

		48,553,449

Semiconductors — 9.5%
Actions Semiconductor Co., Ltd. ADR (China)	79,700	773,090
Anadigics, Inc. *(a)	381,900	3,017,010
ARM Holdings PLC, ADR (United Kingdom)	130,829	901,412
Asyst Technologies, Corp.	23,800	247,758
Cirrus Logic, Inc. *	250,000	2,120,000
CSR PLC * (United Kingdom)	892,200	18,601,386
Emcore Corp. *(a)	434,100	4,436,502
Entegris, Inc. *	177,500	1,888,600
Himax Technologies	178,500	1,561,875
MEMC Electronic Materials, Inc. *	335,200	12,375,584
Microsemi Corp. *(a)	157,500	4,584,825
MKS Instruments, Inc. *	51,600	1,208,988
Nextest Systems Corp. *	9,700	157,237
Saifun Semiconductors Ltd. (Israel)	8,900	276,790
Silicon Image, Inc. *	134,600	1,387,726
Spansion, Inc., (Class “A” Stock) *	192,700	2,851,960
Ultratech Stepper, Inc. *(a)	226,200	5,537,376

		61,928,119

Telecommunications — 1.9%
ADTRAN, Inc.	66,700	1,746,206
EMS Technologies, Inc. *	61,900	1,116,057
Eschelon Telecom Inc.	14,600	229,658
Foundry Networks, Inc. *	38,464	698,506
Knology, Inc. (a)	374,400	2,557,152
Neustar, Inc. (Class “A” Stock) *	17,700	548,700
Ntelos Holdings Corp. *	57,099	799,957
Time Warner Telecom, Inc. (Class “A” Stock) *(a)	252,200	4,526,990

		12,223,226

Transportation — 14.3%
ABX Air, Inc. *(a)	1,766,980	12,033,134
CNF, Inc.	155,900	7,785,646
Dynamex, Inc. *	132,500	2,559,900
EGL, Inc. *(a)	473,600	21,312,000
Expeditors International of Washington, Inc. (a)	64,196	5,545,892
Forward Air Corp.	338,850	12,635,717
Kuehne & Nagel International AG * (Switzerland)	12,150	3,937,694
Landstar System, Inc. *	185,800	8,197,496
Quality Distribution, Inc. *	518,900	6,761,267

Ryder System, Inc.	277,300	12,417,494

		93,186,240

Utilities — 0.1%
Consolidated Water Co. Ltd.	27,200	666,128

TOTAL COMMON STOCKS (cost $505,550,008)		651,673,471

PREFERRED STOCK — 0.1%
Telecommunications — 0.1%
Knology, Inc., CVT (cost $166,002)	16,397	559,958

TOTAL (cost $505,716,010)		652,233,429

SHORT-TERM INVESTMENTS — 22.9%
AFFILIATED MONEY MARKET MUTUAL FUND – 20.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $131,860,796; includes $131,860,796 of cash collateral for securities on loan)(b)(w)	131,860,796	131,860,796

	Principal
	Amount
	(000)

REPURCHASE AGREEMENT – 2.7%
Greenwich Capital Markets, Inc., 4.4%, dated 03/31/06, maturing 04/03/06, repurchase price $17,435,391 (collateralized by U.S. Treasury Note, 3.00%, par value $18,623,000; Market value of the collateral including accrued interest $17,774,307; due 02/15/2009 (Cost $17,429,000)	17,429	17,429,000

TOTAL SHORT-TERM INVESTMENTS (cost $149,289,796)		149,289,796

TOTAL INVESTMENTS — 123.0% (cost $655,005,806) (p)		801,523,225

LIABILITIES IN EXCESS OF OTHER ASSETS — (23.0)%		(149,793,819)

NET ASSETS — 100.0%		$651,729,406

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

*	Non-income producing security.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $126,077,231; cash collateral of $131,860,796 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $655,679,795; accordingly, net unrealized appreciation on investments for federal income tax purposes was $145,843,430 (gross unrealized appreciation - $168,575,988; gross unrealized depreciation - $22,732,558). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS – 97.8%
COMMON STOCKS
Basic Materials - Chemical — 2.5%
Albemarle Corp.	47,422	$2,150,588
American Vanguard Corp.	4,823	147,343
Carlisle Cos., Inc.	4,896	400,493
Minerals Technologies, Inc.	37,990	2,218,996
NuCo2, Inc. *	21,594	685,393
Penford Corp.	32,243	518,467
Rohm & Haas Co.	9,047	442,127

		6,563,407

Basic Materials - Forest — 1.4%
Caraustar Industries, Inc. *	189,363	1,948,545
Packaging Corp. of America	21,853	490,381
Universal Forest Products, Inc.	20,601	1,307,958

		3,746,884

Basic Materials - Mining — 2.6%
Commercial Metals Co.	51,656	2,763,080
Mueller Industries, Inc.	53,041	1,893,033
Oregon Steel Mills, Inc. *(a)	46,376	2,373,060

		7,029,173

Building Materials — 0.2%
Builders Firstsource, Inc. *	26,305	597,387

Chemicals — 0.6%
Ashland, Inc.	3,700	262,996
Cabot Microelectronics Corp. *(a)	13,086	485,491
UAP Holding Corp.	44,380	954,170

		1,702,657

Commercial Banks — 0.4%
Midwest Banc Holdings, Inc.	39,313	1,019,779

Commercial Services — 0.2%
Providence Service Corp.	16,246	528,320

Computer Hardware — 0.1%
Seagate Technology *	10,100	265,933

Computer Services & Software — 0.9%
Filenet Corp. *	6,383	172,469
Kanbay International, Inc.	30,251	461,630
Parametric Technology Corp. *	36,477	595,669
TIBCO Software, Inc. *	101,814	851,165
Unisys Corp. *	30,388	209,373
Wind River Systems, Inc. *	10,681	132,979

		2,423,285

Consumer Cyclicals - Construction — 1.5%
Beazer Homes USA, Inc. (a)	12,852	844,376
Champion Enterprises, Inc. *	20,771	310,734
Comfort Systems USA, Inc. *	85,487	1,154,075
Lennar Corp. (Class “A” Stock) (a)	15,274	922,244
Modtech Holdings, Inc. *(a)	50,095	438,331
Trex Co., Inc. *(a)	4,183	132,601

WCI Communities, Inc. *	9,889	275,112

		4,077,473

Consumer Cyclicals - Consumer Durables — 1.2%
Mohawk Industries, Inc. *	11,895	960,164
Select Comfort Corp. *(a)	56,343	2,228,366

		3,188,530

Consumer Cyclicals - Leisure & Entertainment — 1.7%
Aztar Corp. *	28,822	1,210,236
Fossil, Inc. *(a)	47,789	887,920
Harrah’s Entertainment, Inc.	16,315	1,271,917
K2, Inc. *	90,235	1,132,449

		4,502,522

Consumer Cyclicals - Motor Vehicle — 3.1%
Autoliv, Inc.	5,988	338,801
Commercial Vehicle Group, Inc. *	63,216	1,214,379
LoJack Corp. *	42,216	1,012,340
Tenneco Automotive, Inc. *	71,713	1,555,455
Wabash National Corp. (a)	205,785	4,064,254

		8,185,229

Consumer Cyclicals - Retail Apparel — 3.8%
Aaron Rents, Inc. (a)	86,954	2,362,540
Big Lots, Inc. *(a)	73,303	1,023,310
Dress Barn, Inc. *(a)	20,954	1,004,744
Gymboree Corp. *	35,141	915,072
J. C. Penney Co., Inc.	24,855	1,501,491
K-Swiss, Inc. (Class “A” Stock)	28,845	869,388
Kellwood Co.	8,301	260,568
Ross Stores, Inc.	18,450	538,556
Sharper Image Corp. *(a)	7,865	100,751
Tuesday Morning Corp. *	39,967	922,838
Zale Corp. *	18,343	514,154

		10,013,412

Consumer Staples - Food & Beverage — 0.8%
Archer-Daniels-Midland Co.	19,075	641,874
Corn Products International, Inc.	27,251	805,812
Pepsi Bottling Group, Inc.	7,144	217,106
Smithfield Foods, Inc. *	18,030	529,000

		2,193,792

Consumer Staples - Home Products — 2.4%
Clorox Co. (a)	10,424	623,876
Elizabeth Arden, Inc. *	71,364	1,664,209
Helen of Troy Ltd. (Bermuda) *(a)	71,985	1,526,082
Newell Rubbermaid, Inc. (a)	26,518	667,988

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Consumer Staples - Home Products (cont’d.)
Playtex Products, Inc. *	170,201	$1,782,005

		6,264,160

Consumer Staples - Restaurants — 0.2%
California Pizza Kitchen, Inc. *	14,022	455,014

Consumer Staples - Tobacco — 0.2%
Reynolds America, Inc. (a)	4,560	481,080

Distribution/Wholesale — 0.1%
Aviall, Inc. *	6,830	260,086
Bell Microproducts, Inc.	10,291	63,393

		323,479

Electronic Components & Equipment — 0.2%
Checkpoint Systems, Inc.	21,643	581,764

Energy - Diversified Energy — 0.9%
Cleco Corp. *	34,702	774,896
CMS Energy Corp. *	6,951	90,015
Western Gas Resources, Inc.	14,602	704,547
Williams Cos., Inc.	39,573	846,466

		2,415,924

Energy - Energy Resources — 3.2%
EOG Resources, Inc.	16,633	1,197,576
Noble Energy, Inc.	—	10
Parallel Petroleum Corp. *	81,698	1,507,328
Range Resources Corp.	122,880	3,355,853
Whiting Petroleum Corp. *	62,539	2,563,474

		8,624,241

Energy - Oil Services — 1.9%
BJ Services Co.	18,868	652,833
Hydril Co. *	11,197	872,806
Oil States International, Inc. *(a)	52,080	1,919,148
Petroleum Development Corp. *	9,254	419,761
W-H Energy Services, Inc. *	25,449	1,132,226

		4,996,774

Entertainment & Leisure — 0.2%
Isle of Capri Casinos, Inc. *	18,133	603,466

Farming & Agriculture — 0.3%
Delta & Pine Land Co.	22,751	686,170

Financial - Bank & Trust — 10.5%
Alabama National Bancorp	24,044	1,644,610
Alliance Bankshares Corp. *	17,779	333,623
Bancorp Bank (The) *	62,037	1,523,008
Berkshire Hills Bancorp, Inc.	25,673	897,015
Brookline Bancorp, Inc.	64,044	992,042
Cardinal Financial Corp. *	68,035	920,513
Central Pacific Financial Corp. *	31,564	1,159,030
Citizens Banking Corp.	68,262	1,832,835
Commerce Bancshares, Inc.	3,843	198,568
First Niagara Financial Group, Inc.	139,187	2,040,481
First Oak Brook Bancshares, Inc.	13,940	372,895
FirstMerit Corp.	14,779	364,450

Hudson City Bancorp, Inc.	19,467	258,716
IBERIABANK Corp.	28,421	1,607,776
KeyCorp	19,617	721,906
M&T Bank Corp.	7,396	844,179
Main Street Banks, Inc.	47,805	1,237,193
Millennium Bankshares Corp. *	49,742	457,129
Northern Trust Corp.	10,326	542,115
PFF Bancorp, Inc.	82,210	2,771,299
Placer Sierra Bancshares	45,261	1,292,201
Prosperity Bancshares, Inc.	15,505	468,406
Signature Bank *	44,554	1,452,015
Southcoast Financial Corp. *	17,558	447,722
Sterling Bancorp	19,602	403,801
Sun Bancorp, Inc. *	8,724	170,118
Technology Investment Capital Corp.	49,137	714,452
Texas United Bancshares, Inc.	19,961	421,377
United Community Banks, Inc.	37,105	1,044,506
Zions Bancorp	11,086	917,145

		28,051,126

Financial - Brokerage — 0.7%
Bear Stearns Cos., Inc.	8,008	1,110,710
Knight Trading Group, Inc. (Class “A” Stock) *(a)	62,906	876,280

		1,986,990

Financial - Securities/Asset Management — 0.4%
Affiliated Managers Group, Inc. *(a)	11,050	1,178,040

Financial - Thrifts — 1.5%
BankUnited Financial Corp., (Class “A” Stock) *	50,425	1,363,492
Fidelity Bankshares, Inc.	48,690	1,637,444
Irwin Financial Corp.	31,712	612,993
NetBank, Inc.	63,416	459,132

		4,073,061

Financial Services — 3.7%
Accredited Home Lenders Holding Co. *(a)	72,632	3,717,306
American Capital Strategies Ltd.	6,091	214,159
Apollo Investment Corp.	88,389	1,574,208
Capital Source, Inc. *(a)	73,559	1,830,148
CIT Group, Inc.	9,732	520,857
Eaton Vance Corp.	9,122	249,760
Financial Federal Corp. (a)	51,630	1,512,759
Nexity Financial Corp.	19,731	248,611

		9,867,808

Food — 0.1%
Lance, Inc.	9,469	213,052

Health Care - Biotechnology — 0.2%
MedImmune, Inc. *	17,318	633,492

Health Care - Drugs — 1.2%
Charles River Laboratories International, Inc. *	15,337	751,820

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Health Care - Drugs (cont’d.)
Medarex, Inc. *(a)	85,939	$1,136,114
PAREXEL International Corp. *	28,626	756,871
Salix Pharmaceuticals Ltd. *	38,193	630,566

		3,275,371

Health Care - Medical Products — 0.9%
Chattem, Inc. *	2,565	96,572
Cogdell Spencer, Inc.	21,830	465,416
Prestige Brands Holdings, Inc. *	77,136	938,745
PSS World Medical, Inc. *(a)	40,698	785,064

		2,285,797

Health Care - Medical Providers — 0.1%
Radiologix, Inc. *	163,517	302,506

Healthcare Services — 0.6%
Amedisys, Inc. *(a)	24,350	846,163
Apria Healthcare Group, Inc. *	14,929	343,068
Coventry Health Care, Inc. *	8,814	475,780

		1,665,011

Industrials - Components — 0.9%
Actuant Corp. (Class “A” Stock) (a)	15,261	934,278
American Standard Cos., Inc.	22,944	983,380
Applied Industrial Technologies, Inc.	12,395	552,817

		2,470,475

Industrials - Defense/Aerospace — 1.0%
Alliant Techsystems, Inc. *(a)	6,017	464,332
Ducommun, Inc. *	22,757	505,205
EDO Corp.	32,207	993,586
Rockwell Collins, Inc.	13,485	759,880

		2,723,003

Industrials - Diversified — 1.2%
GrafTech International Ltd. *	343,674	2,096,411
Lydall, Inc. *	73,295	707,297
Matthews International Corp. (Class “A” Stock)	8,746	334,622

		3,138,330

Industrials - Electrical Equipment — 2.6%
Amphenol Corp.	9,490	495,188
Anixter International, Inc. (a)	60,545	2,892,840
Baldor Electric Co.	30,469	1,031,985
Cooper Industries Ltd. (Class “A” Stock)	9,291	807,388
CyberOptics Corp. *	37,271	557,947
Franklin Electric Co., Inc.	19,697	1,076,441

		6,861,789

Industrials - Machinery — 1.2%
MTS Systems Corp.	13,374	559,435
Tennant Co.	13,470	704,750
Terex Corp. *	13,539	1,072,830

Zebra Technologies Corp. (Class “A” Stock) (a)	16,358	731,530

		3,068,545

Insurance — 1.0%
American Equity Investment Life Holding Co. (a)	61,124	876,518
Assurant, Inc.	5,999	295,451
Lincoln National Corp.	9,346	510,198
Republic Cos Group, Inc.	49,699	862,775

		2,544,942

Insurance - Health Insurance — 0.2%
Health Net, Inc. *	9,680	491,938

Insurance - Life Insurance — 0.6%
StanCorp Financial Group, Inc.	21,978	1,189,230
Torchmark Corp.	6,921	395,189

		1,584,419

Insurance - Property Insurance — 4.0%
AMBAC Financial Group, Inc.	15,460	1,230,616
Aspen Insurance Holdings, Ltd. (Bermuda) *	24,367	600,890
Donegal Group, Inc.	22,267	580,946
Everest Reinsurance Group Ltd. (Bermuda)	7,242	676,186
National Atlantic Holdings Corp *	30,872	313,351
Navigators Group, Inc. *	19,604	972,359
NYMAGIC, Inc.	17,046	508,482
PartnerRe Ltd. (Bermuda)	9,211	571,911
PMI Group, Inc. (The)	8,208	376,911
ProAssurance Corp. *	34,776	1,808,352
Procentury Corp.	64,988	886,436
RenaissanceRe Holdings Ltd.	9,655	421,151
RLI Corp.	30,611	1,754,010
Willis Group Holdings Ltd. (United Kingdom)	879	30,115

		10,731,716

IT Services — 0.2%
ADC Telecommunications, Inc.	15,822	404,885

Machinery & Equipment — 0.2%
Grant Prideco, Inc. *	10,198	436,882

Medical Supplies & Equipment — 0.9%
Cardiac Science Corp	57,124	521,542
Encore Medical Corp.	166,072	850,289
Greatbatch, Inc. *	14,161	310,267
Symmetry Medical, Inc.	37,761	800,911

		2,483,009

Metals & Mining — 0.4%
Allegheny Technologies, Inc.	8,424	515,380
Carpenter Technology	2,710	256,149

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
RBC Bearings, Inc.	13,432	$275,356

		1,046,885

Office/Industrial — 0.1%
Liberty Property Trust (a)	5,838	275,320

Oil & Gas — 0.3%
Delta Petroleum Corp. *(a)	42,332	889,819

Petroleum Exploration & Production — 0.2%
Ultra Petroleum Corp.	8,660	539,605

Pharmaceuticals — 0.1%
IMS Health Inc.	14,200	365,934

Railroads — 0.3%
Norfolk Southern Corp.	14,391	778,121

Real Estate Investment Trust — 0.2%
Glenborough Realty Trust, Inc.	30,030	653,152

Real Estate Investment Trust - Apartment — 0.7%
American Campus Communities, Inc. *	15,832	410,207
Apartment Investment & Management Co. (Class “A” Stock)	21,351	1,001,362
Equity Residential Properties Trust	6,607	309,141

		1,720,710

Real Estate Investment Trust - Hotels — 0.5%
LaSalle Hotel Properties	30,755	1,260,955

Real Estate Investment Trust - Mortgage — 0.4%
MFA Mortgage Investments, Inc.	168,589	1,070,540

Real Estate Investment Trust - Office Industrial — 2.1%
Brandywine Realty Trust	64,965	2,063,288
Columbia Equity Trust Inc.	18,718	329,063
Lexington Corp. Properties Trust	61,406	1,280,315
Parkway Properties, Inc.	41,026	1,792,016

		5,464,682

Real Estate Investment Trust - Other REIT — 4.4%
Biomed Realty Trust, Inc.	38,306	1,135,390
Centacore Properties Trust	12,617	316,056
Commercial Net Lease Realty, Inc.	66,716	1,554,483
Digital Realty Trust, Inc.	24,405	687,489
Entertainment Properties Trust	23,433	983,717
HealthCare Realty Trust, Inc.	7,368	275,416
iStar Financial, Inc.	17,500	669,900
Omega Healthcare Investors, Inc.	88,948	1,247,051
Plum Creek Timber Co.	18,460	681,728
RAIT Investment Trust	59,528	1,681,071
Spirit Finance Corp. *	103,721	1,265,396
U-Store-It Trust	38,143	768,581

Windrose Medical Properties, Trust.	20,958	316,046

		11,582,324

Real Estate Investment Trust - Retail — 0.9%
Acadia Realty Trust	34,906	822,036
Agree Realty Corp.	25,890	831,069
Developers Diversified Realty Corp.	12,777	699,541

		2,352,646

Restaurants — 0.8%
CEC Entertainment, Inc. *(a)	54,100	1,818,842
Ruby Tuesday, Inc.	7,898	253,368

		2,072,210

Retail & Merchandising — 0.7%
Charming Shoppes, Inc. *	85,839	1,276,426
Christopher & Banks Corp.	11,769	273,158
Leapfrog Enterprises, Inc. *(a)	33,038	350,864

		1,900,448

Semiconductors — 1.2%
ATMI, Inc. *	16,521	498,934
Axcelis Technologies, Inc. *	48,185	282,364
Brooks Automation, Inc. *	19,954	284,145
Emulex Corp. *	8,811	150,580
Entegris, Inc. *	93,697	996,936
Formfactor, Inc. *	19,517	767,409
LSI Logic Corp. *	20,575	237,847

		3,218,215

Services - Environmental — 0.9%
Republic Services, Inc.	13,314	565,978
Waste Connections, Inc. *(a)	44,146	1,757,452

		2,323,430

Services - Industrial Services — 1.3%
Infrasource Services, Inc. *	42,910	738,481
ITT Educational Services, Inc. *	16,673	1,067,906
LECG Corp. *	24,937	480,536
Resources Connection, Inc. *	14,968	372,853
School Specialty, Inc. *	19,843	684,583

		3,344,359

Services - Media — 0.5%
ADVO, Inc.	26,573	850,336
Lamar Advertising Co. *	10,403	547,406

		1,397,742

Services - Publishing — 0.2%
Dow Jones & Co., Inc. (a)	11,054	434,422
Journal Register Co. *	16,164	196,878

		631,300

Services - Telephone — 1.2%
Alaska Communications Systems Group, Inc.	27,207	330,021
UbiquiTel, Inc. *	33,357	336,906

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Services - Telephone (cont’d.)
West Corp. *	56,907	$2,541,466

		3,208,393

Technology - Computer Hardware — 2.3%
Ditech Communications Corp. *	61,371	641,327
Hutchinson Technology, Inc. *(a)	86,649	2,614,200
Ingram Micro, Inc. (Class “A” Stock) *	21,703	434,060
Insight Enterprises, Inc. *	90,291	1,987,305
Mobility Electronics, Inc. *	57,920	482,474

		6,159,366

Technology - Computer Software — 0.7%
Activision, Inc. *	49,199	678,454
Ultimate Software Group, Inc. (The) *	18,381	475,149
Viisage Technology, Inc. *(a)	34,382	602,029

		1,755,632

Technology - Information Services — 1.9%
BearingPoint, Inc. *	138,596	1,176,680
Lionbridge Technologies, Inc. *	211,173	1,670,379
MTC Technologies, Inc. *	81,681	2,286,251

		5,133,310

Technology - Internet — 0.2%
Avocent Corp. *	5,013	159,113
Entrust Technologies, Inc. *	64,920	292,140

		451,253

Technology - Semiconductors — 1.7%
Fairchild Semiconductor International, Inc. *	8,864	169,037
Freescale Semiconductor, Inc. (Class “A” Stock) *	7,069	196,589
Integrated Device Technology, Inc.	128,929	1,915,885
Tessera Technologies, Inc. *(a)	72,205	2,316,336

		4,597,847

Technology - Supply Chain — 0.3%
ScanSource, Inc. *	13,255	800,735

Telecommunications — 1.8%
Aeroflex, Inc. *	111,787	1,534,836
Andrew Corp.	54,958	674,884
Dobson Communications Corp. (Class “A” Stock) *(a)	172,136	1,380,531
Leap Wireless International, Inc. *	8,233	358,876
RCN Corp.	32,763	848,562

		4,797,689

Transportation - Airlines — 0.6%
AirTran Holdings, Inc. *(a)	60,877	1,102,483

Frontier Airlines, Inc. *	75,769	583,421

		1,685,904

Transportation - Truck Freight — 0.8%
Forward Air Corp.	14,150	527,654
Heartland Express, Inc.	28,921	630,189
SCS Transportation, Inc. *	28,222	821,542
Teekay Shipping Corp.	7,159	265,384

		2,244,769

Utilities — 0.2%
Northeast Utilities (a)	10,619	207,389
Unisource Energy Corp.	12,217	372,619

		580,008

Utilities - Electrical Utilities — 4.1%
Avista Corp.	15,596	322,057
Central Vermont Public Service Corp.	5,792	122,848
DPL, Inc. (a)	16,600	448,200
Dynegy, Inc. (Class “A” Stock) *	22,037	105,778
Edison International *	22,975	946,111
El Paso Electric Co. *	124,818	2,376,535
Entergy Corp.	18,929	1,304,965
FirstEnergy Corp.	6,276	306,896
MGE Energy, Inc.	5,886	195,297
PG&E Corp.	24,034	934,923
PNM Resources, Inc.	1,973	48,141
PPL Corp.	36,282	1,066,691
Public Service Enterprise Group, Inc.	1,948	124,750
Sierra Pacific Resources *	80,141	1,106,747
Southern Union Co. *	1	14
Westar Energy, Inc.	51,044	1,062,226
Wisconsin Energy Corp.	8,892	355,591

		10,827,770

Utilities - Gas Utilities — 1.3%
AGL Resources, Inc.	19,176	691,295
Cascade Natural Gas Corp.	1,220	24,034
Northwest Natural Gas Co.	42,487	1,507,864
South Jersey Industries, Inc.	15,339	418,294

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Utilities - Gas Utilities (cont’d.)
Southwest Gas Corp. *	27,553	$770,106

		3,411,593

TOTAL LONG – TERM INVESTMENTS (cost $202,688,502)		260,484,708

SHORT-TERM INVESTMENT – 20.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $53,786,887; includes $48,141,084 of cash collateral for securities on loan(b) (w)	53,786,887	53,786,887

TOTAL SHORT-TERM INVESTMENTS (cost $53,786,887)		53,786,887

TOTAL INVESTMENTS — 118.0% (cost $256,475,389) (p)		314,271,595
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.0)%		(47,934,170)

NET ASSETS — 100.0%		$266,337,425

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $46,193,893; cash collateral of $48,141,084 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $257,119,378; accordingly, net unrealized appreciation on investments for federal income tax purposes was $57,152,217 (gross unrealized appreciation - $61,138,029; gross unrealized depreciation - $3,985,812). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS

Advertising — 0.2%
ADVO, Inc.	61,390	$1,964,480

Aerospace — 2.1%
AAR Corp. *	29,400	837,312
Armor Holdings, Inc.	34,600	2,016,834
CPI Aerostructures, Inc. *	11,100	88,245
Curtiss-Wright Corp. (Class “B” Stock)	67,200	4,448,640
DRS Technologies, Inc. *	92,300	5,064,501
Esterline Technologies Corp.	32,700	1,397,925
Heico Corp (Class “A” Stock) (a)	15,000	475,350
Heico Corp (Class “A” Stock)	40,700	1,108,261
Kaman Corp. (Class “A” Stock)	54,800	1,378,768
Moog, Inc. (Class “A” Stock)	77,850	2,762,897
Orbital Sciences Corp. *(a)	108,800	1,721,216
Teledyne Technologies, Inc. *	37,294	1,327,666
Triumph Group, Inc. *	16,900	747,994

		23,375,609

Airlines — 0.7%
AirTran Holdings, Inc. *(a)	37,600	680,936
Alaska Air Group, Inc.	40,100	1,421,545
Continental Airlines, Inc. (Class “B” Stock) *	39,400	1,059,860
ExpressJet Holdings, Inc. *	116,400	866,016
Mesa Air Group, Inc. *	49,500	566,280
SkyWest, Inc.	112,600	3,295,802

		7,890,439

Apartment/Residential — 0.3%
Post Properties, Inc.	69,600	3,097,200

Automotive Parts — 1.4%
Aftermarket Technology Corp.	104,470	2,362,067
American Axle & Manufacturing Holdings, Inc.	69,210	1,185,567
Asbury Automative Group, Inc.	109,700	2,163,284
Cooper Tire & Rubber Co.	185,460	2,659,496
CSK Auto Corp. *(a)	139,550	1,935,559
Keystone Automotive Industries, Inc. *	13,300	561,393
Lear Corp. (a)	53,400	946,782
Modine Manufacturing Co.	41,300	1,218,350
Sonic Automotive, Inc. (a)	10,800	299,808
Standard Motor Products, Inc. (a)	32,600	289,488
Tenneco Automotive, Inc. *	119,400	2,589,786

		16,211,580

Biotechnology — 0.1%
Cytokinetics, Inc. *	40,300	293,787
Genelabs Technologies, Inc. *	33,800	65,910
GTx, Inc.	28,600	312,312
Human Genome Sciences, Inc. *	15,400	167,398

Telik, Inc. *	24,100	466,576

		1,305,983

Broadcasting — 0.3%
4Kids Entertainment, Inc. *	4,200	72,198
Belo Corp. (Class “A” Stock)	57,680	1,146,678
Lin TV Corp. (Class “A” Stock) *	10,200	91,800
Media General, Inc. (Class “A” Stock)	12,100	564,102
Radio One, Inc. (Class “D” Stock) *	201,100	1,500,206
Saga Communications, Inc. (Class “A” Stock) *	18,300	176,961
Sinclair Broadcast Group, Inc. (Class “A” Stock)	11,000	89,650

		3,641,595

Building & Construction — 0.2%
Foster Wheeler Corporation *	43,600	2,062,716

Building Materials — 0.9%
Ameron International Corp.	13,300	973,959
Apogee Enterprises, Inc.	45,400	766,352
Chaparral Steel Co.	24,600	1,597,032
Eagle Materials, Inc. (a)	43,600	2,779,936
Genlyte Group, Inc.	11,800	804,052
NCI Building Systems, Inc. (a)	54,350	3,248,500
Patrick Industries, Inc. *	50,159	595,387

		10,765,218

Business Services — 1.6%
Angelica Corp.	68,500	1,405,620
BearingPoint, Inc. *	247,700	2,102,973
Century Business Services, Inc.	54,400	435,200
Clark, Inc.	14,600	172,426
CRA International, Inc. *	7,900	389,154
Harland, (John H.) Co.	57,600	2,263,680
infoUSA, Inc.	9,600	124,608
MAXIMUS, Inc.	6,500	233,870
School Specialty, Inc. *	52,451	1,809,559
Sourcecorp, Inc.	7,900	190,469
Spherion Corp. *(a)	92,500	962,000
TeleTech Holdings, Inc. *	72,300	803,253
UniFirst Corp.	54,958	1,825,705
Viad Corp.	37,700	1,292,356
Watson Wyatt & Co. Holdings	126,790	4,130,818

		18,141,691

Cable Television — 0.2%
Charter Communications, Inc. (Class “A” Stock) *(a)	540,500	589,145
Lodgenet Entertainment Corp. *	72,500	1,129,550
Mediacom Communications Corp. (Class “A” Stock) *	49,800	286,350

		2,005,045

Chemicals — 2.4%
Arch Chemicals, Inc.	65,507	1,991,413
FMC Corp.	79,590	4,932,988
Fuller, (H.B.) Co.	52,400	2,690,216

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)
Georgia Gulf Corp.	121,800	$3,165,582
Grace, (W.R.) & Co. *(a)	64,700	860,510
Hercules, Inc. *	129,500	1,787,100
Lyondell Chemical Co.	25,500	507,450
Minerals Technologies, Inc.	20,200	1,179,882
NewMarket Corp. *	37,400	1,779,866
Olin Corp. (a)	137,070	2,942,893
Pioneer Companies Inc *	78,800	2,403,400
PolyOne Corp. *	153,400	1,429,688
Sensient Technologies Corp.	10,300	185,915
Terra Industries, Inc. *(a)	52,400	369,420
UAP Holding Corp.	41,000	881,500
Wellman, Inc.	67,300	428,028

		27,535,851

Clothing & Apparel — 1.0%
Brown Shoe Co., Inc.	48,500	2,545,280
Burlington Coat Factory Warehouse Corp.	9,400	427,230
Kenneth Cole Productions, Inc. (Class “A” Stock)	21,400	592,780
Quiksilver, Inc. *	60,600	839,916
Skechers USA, Inc. (Class “A” Stock) *	51,100	1,273,923
Timberland Co. (Class “A” Stock)	41,400	1,417,122
Too, Inc. *	82,570	2,836,280
Warnaco Group, Inc. (The) *	55,220	1,325,280

		11,257,811

Commercial Banks — 0.6%
Midwest Banc Holdings, Inc.	51,600	1,338,504
Tompkins Trustco, Inc.	7,000	337,050
UCBH Holdings, Inc.	257,800	4,877,576

		6,553,130

Commercial Services — 0.4%
Arbitron, Inc.	6,200	209,684
Bell Microproducts, Inc.	39,600	243,936
HMS Holdings Corp.	416,100	3,640,875
NCO Group, Inc.	12,800	304,000
StarTek, Inc.	10,400	245,024
Vertrue, Inc. *	5,200	217,360

		4,860,879

Computer Hardware — 1.1%
Gateway, Inc. *	84,700	185,493
Hutchinson Technology, Inc. *(a)	86,242	2,601,921
Imation Corp.	37,700	1,617,707
Insight Enterprises, Inc. *	22,900	504,029
Komag, Inc. *(a)	61,500	2,927,400
MTS Systems Corp.	37,130	1,553,148
Palm, Inc. (a)	65,300	1,512,348
Quantum Corp.	373,900	1,398,386

		12,300,432

Computer Services & Software — 2.6%
Agilysys, Inc.	64,600	972,876
Atmel Corp.	144,100	680,152

BISYS Group, Inc. (The) *	81,760	1,102,125
Black Box Corp.	51,000	2,450,550
Brocade Communications Systems, Inc. *	257,300	1,718,764
Ciber, Inc. *	56,100	357,918
Covansys Corp. *	43,100	740,889
Gartner, Inc. (Class “A” Stock) *	59,900	835,605
Inter-Tel, Inc.	44,700	958,368
Intergraph Corp.	10,000	416,600
Intervideo, Inc. *	1,700	18,462
JDA Software Group, Inc.	26,000	375,440
Magma Design Automation, Inc. *	38,800	335,620
Mantech International Corp. (Class “A” Stock) *	18,400	611,248
McDATA Corp. (Class “A” Stock) *(a)	107,100	494,802
NetIQ Corp. *	122,200	1,362,530
Parametric Technology Corp. *	207,696	3,391,676
Perot Systems Corp. (Class “A” Stock) *	245,911	3,826,375
Phoenix Technologies, Ltd.	15,800	107,124
Progress Software Corp. *	27,600	802,884
QAD, Inc.	12,700	94,996
Radisys Corp. *(a)	19,600	389,060
Redback Networks, Inc. *	29,300	635,517
SafeNet, Inc. *	22,800	603,744
Si International Inc *	11,700	411,255
SPSS, Inc. *	5,500	174,130
Sybase, Inc.	86,022	1,816,784
Sykes Enterprises, Inc. *	34,300	486,374
SYNNEX Corp. *	5,300	98,368
Systemax, Inc. *	43,800	316,236
TALX Corp.	18,250	519,760
THQ, Inc.	40,800	1,056,312
Tyler Technologies, Inc. *	38,600	424,600
Webmethods, Inc. *	67,500	568,350

		29,155,494

Computers & Peripherals
Rimage Corp. *	17,100	386,118

Conglomerates — 0.2%
Griffon Corp. *(a)	107,150	2,661,606

Construction — 0.9%
Building Material Holding Corp. (a)	29,700	1,058,508
Chicago Bridge & Iron Co. NV (Netherlands)	36,700	880,800
Insituform Technologies, Inc. (Class “A” Stock) *	33,660	895,356
Levitt Corp. (Class “A” Stock)	27,500	606,100
M/I Homes, Inc.	6,100	286,700
Shaw Group, Inc.	31,100	945,440
Technical Olympic USA, Inc. (a)	73,600	1,497,760
URS Corp. *	23,300	937,825
Washington Group International, Inc. *	30,300	1,738,917

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Construction (cont’d.)
WCI Communities, Inc. *(a)	68,300	$1,900,106

		10,747,512

Consumer Products & Services — 2.7%
Aaron Rents, Inc. (a)	62,900	1,708,993
American Greetings Corp., (Class “A” Stock)	30,100	650,762
AptarGroup, Inc.	63,900	3,530,475
ArvinMeritor, Inc. (a)	76,000	1,133,160
Aviall, Inc. *(a)	161,681	6,156,812
CNS, Inc.	35,998	775,397
Dollar Thrifty Automotive Group, Inc. *	44,600	2,024,840
Electro Rental Corp. *	17,600	299,200
Interpool, Inc.	22,900	462,580
Jacuzzi Brands, Inc. *	27,800	273,274
Jakks Pacific, Inc.	33,700	901,138
K2, Inc. *	84,700	1,062,985
Leapfrog Enterprises, Inc. *(a)	114,500	1,215,990
Regis Corp.	62,770	2,164,310
Rent-Way, Inc. *	65,700	473,697
Snap-on, Inc.	20,300	773,836
Steiner Leisure Ltd.	35,100	1,421,550
Steinway Musical Instruments, Inc. *	22,400	721,728
Tupperware Corp.	104,000	2,141,360
Universal Corp.	76,800	2,823,936
Water Pik Technologies, Inc. *	12,500	346,375

		31,062,398

Containers & Packaging — 0.5%
Bemis Co., Inc.	38,073	1,202,345
Chesapeake Corp.	47,300	656,524
Greif, Inc. (Class “A” Stock) (a)	20,500	1,402,610
Silgan Holdings, Inc.	74,500	2,992,665

		6,254,144

Diversified Operations — 0.6%
Walter Industries, Inc.	99,400	6,622,028

Drugs & Medicine — 0.1%
Adams Respiratory
Therapeutics, Inc.	15,300	608,481

Electronic Components & Equipment — 3.1%
Aeroflex, Inc. *	311,072	4,271,019
Anixter International, Inc. (a)	122,200	5,838,716
Arris Group, Inc. *	94,973	1,306,828
Avnet, Inc. *	81,510	2,068,724
Bel Fuse, Inc. (Class “A” Stock)	19,500	683,085
Bel Fuse, Inc. (Class “B” Stock)	10,800	378,324
Belden CDT, Inc.	55,240	1,504,185
Benchmark Electronics, Inc. *	41,800	1,603,030
C-COR, Inc.	12,500	109,250
Checkpoint Systems, Inc.	28,100	755,328
Coherent, Inc. *(a)	79,150	2,778,956
Conexant Systems, Inc. *	532,400	1,836,780
CTS Corp.	63,500	849,630
Electro Scientific Industries, Inc. *	17,800	393,914
Electronics For Imaging, Inc. *	26,400	738,408

Genesis Microchip, Inc. (a)	28,500	485,640
Hypercom Corp. *	16,100	149,730
Kopin Corp. *	113,100	566,631
Littelfuse, Inc. *	38,524	1,314,824
Mercury Computer Systems, Inc.	65,600	1,062,720
Park Electrochemical Corp.	12,400	365,800
Pericom Semiconductor Corp. *	13,000	128,180
Plexus Corp. *	14,500	544,765
Synopsys, Inc.	71,199	1,591,298
Sypris Solutions, Inc.	23,700	223,491
Tektronix, Inc.	48,400	1,728,364
The Empire District Electric Co.	40,090	890,800
TTM Technologies, Inc. *	16,500	239,085
Woodhead Industries, Inc.	58,400	969,440

		35,376,945

Energy - Energy Equipment & Services — 0.2%
National-Oilwell Varco, Inc. *	34,600	2,218,552
Superior Well Services, Inc.	14,000	406,980

		2,625,532

Energy - Energy Resources — 0.2%
Parallel Petroleum Corp. *	75,000	1,383,750
Tortoise Energy Infrastructure Corp. (a)	33,100	923,821

		2,307,571

Entertainment & Leisure — 0.5%
Carmike Cinemas, Inc.	13,800	332,994
Century Casinos, Inc.	189,400	2,015,216
Lakes Entertainment, Inc. *	175,800	1,912,704
Movie Gallery, Inc. (a)	10,600	32,012
Six Flags, Inc. *(a)	100,800	1,026,144

		5,319,070

Environmental Services — 0.8%
Aleris International, Inc.	106,100	5,100,227
Tetra Tech, Inc. *	98,660	1,883,419
Waste Services, Inc. *	55,400	174,510
WCA Waste Corp. *	340,300	2,368,488

		9,526,644

Equipment Services — 1.2%
Bally Tecnologies, Inc. *	68,107	1,157,138
General Cable Corp. *	178,800	5,423,004
Global Imaging Systems, Inc. *	4,500	170,910
RPC, Inc.	19,550	446,717
United Rentals, Inc. *(a)	121,686	4,198,167
Universal Compression Holdings, Inc. *	16,000	810,720
Watsco, Inc.	13,300	944,965

		13,151,621

Farming & Agriculture — 0.1%
Alliance One International, Inc.	119,500	580,770

Financial - Bank & Trust — 9.1%
Accredited Home Lenders Holding Co. *(a)	25,800	1,320,444
Advanta Corp. (Class “B” Stock)	40,800	1,504,296

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial - Bank & Trust (cont’d.)
Amcore Financial, Inc.	50,800	$1,606,296
AmericanWest Bancorp. *	10,800	285,876
Ameris Bancorp.	16,120	374,951
Associated Banc-Corp	24,540	833,869
Bancfirst Corp.	14,800	645,280
Bancorpsouth, Inc.	72,610	1,743,366
Banctrust Financial Group, Inc.	30,700	680,005
Bank Mutual Corp.	152,300	1,803,232
Bank of The Ozarks, Inc. (a)	17,700	646,050
BankAtlantic Bancorp, Inc. (Class “A” Stock)	181,850	2,616,822
BankUnited Financial Corp., (Class “A” Stock) *	34,600	935,584
Banner Corp.	9,100	309,400
Capital Bancorp Ltd.	17,700	827,475
Capital Corp of The West	10,820	397,310
Capital Crossing Bank	1,700	54,162
Cardinal Financial Corp. *	101,400	1,371,942
Cascade Financial Corp	8,547	162,393
Cathay General Bancorp	19,100	718,924
Central Pacific Financial Corp. *	74,100	2,720,952
Chemical Financial Corp.	26,585	858,961
City Bank/Lynnwood WA	5,900	274,586
City Holding Co.	20,600	757,874
Colonial Bancgroup, Inc.	61,600	1,540,000
Columbia Banking System, Inc.	17,200	575,512
Commercial Capital Bancorp, Inc.	204,300	2,872,458
Community Bank System, Inc.	27,400	611,842
Community Trust Bancorp, Inc.	15,042	509,924
Corus Bankshares, Inc. (a)	67,800	4,030,032
Cullen / Frost Bankers, Inc.	59,900	3,219,625
EuroBancshares, Inc. *	35,000	412,650
Financial Institutions, Inc.	4,100	77,449
First Bancorp (Puerto Rico)	44,600	551,256
First Charter Corp.	41,900	1,034,930
First Citizens BancShares, Inc. (Class “A” Stock)	7,600	1,466,800
First Financial Bancorp	106,306	1,768,932
First Financial Holdings, Inc.	10,400	329,680
First Niagara Financial Group, Inc.	142,917	2,095,163
First Oak Brook Bancshares, Inc.	7,700	205,975
First Place Financial Corp. (OH)	25,400	629,920
First Republic Bank (CA)	43,850	1,658,407
First Security Group Inc.	83,700	924,885
First State Bancorporation	43,500	1,155,360
FirstFed Financial Corp. *(a)	19,700	1,178,257
FirstMerit Corp.	71,117	1,753,745
Flagstar Bancorp, Inc.	41,600	628,160
FNB Co.	5,700	193,686
Gold Banc Corp., Inc.	112,000	2,051,840
Great Southern Bancorp, Inc.	14,000	404,320
Greater Bay Bancorp.	107,050	2,969,567
Hancock Holding Co.	31,600	1,470,032
Heartland Financial USA, Inc.	10,900	257,240
Heritage Commerce Corp.	5,300	132,500
Horizon Financial Corp.	9,700	247,932

IBERIABANK Corp.	65,325	3,695,435
Independent Bank Corp. (MA)	51,300	1,649,295
Independent Bank Corp. (MI)	55,075	1,566,884
Irwin Financial Corp.	61,300	1,184,929
MAF Bancorp, Inc.	36,900	1,615,113
MainSource Financial Group, Inc.	10,415	196,844
MB Financial, Inc.	10,500	371,700
Mercantile Bank Corp.	17,745	693,830
Mid-State Bancshares	27,200	800,496
Nara Bancorp, Inc.	4,200	73,710
Ocwen Financial Corp. *(a)	40,100	409,822
Old Second Bancorp, Inc.	7,700	252,791
Oriental Financial Group, Inc.	37,620	543,609
Pacific Capital Bancorp	12,800	433,152
Peoples Bancorp, Inc.	10,200	306,000
PFF Bancorp, Inc.	22,440	756,452
Prosperity Bancshares, Inc.	23,600	712,956
Provident Bankshares Corp.	34,700	1,264,815
R&G Financial Corp. (Class “B” Stock) (a)	107,300	1,358,418
Rainier Pacific Financial Group, Inc.	38,743	626,862
Republic Bancorp, Inc. (KY) (Class “A” Stock)	7,959	161,727
Republic Bancorp, Inc. (MI)	137,320	1,653,333
Royal Bancshares of Pennsylvania, Inc. (Class “A” Stock)	10,825	265,429
SCBT Financial Corp.	7,355	258,013
Security Bank Corp. (GA)	20,100	507,927
Sierra Bancorp.	2,500	64,400
Signature Bank *	67,340	2,194,611
Simmons First National Corp. (Class “A” Stock)	15,000	446,400
Southside Bancshares, Inc.	16,292	329,577
Southwest Bancorp, Inc.	11,700	260,208
Sterling Financial Corp. (PA)	38,150	833,196
Sterling Financial Corp. (WA) *	146,660	4,253,140
Summit Bancshares, Inc.	30,300	583,881
Sun Bancorp, Inc. *	10,090	196,755
Taylor Capital Group, Inc.	19,500	764,205
TierOne Corp.	31,400	1,066,030
Trico Bancshares	13,100	370,992
UMB Financial Corp.	37,470	2,631,518
Umpqua Holdings Corp.	107,100	3,052,350
Union Bankshares Corp.	7,700	351,967
United Bancshares, Inc.	15,600	597,012
West Coast Bancorp	82,200	2,297,490
Western Sierra Bancorp *	6,200	281,108

		102,342,511

Financial - Brokerage — 0.6%
Charter Municipal Mortgage Acceptance Co.	37,500	761,250
Greenhill & Co., Inc.	2,400	158,664
Knight Trading Group, Inc. (Class “A” Stock) *	119,500	1,664,635
LaBranche & Co., Inc. *(a)	74,900	1,184,169
Piper Jaffray Cos., Inc. *	11,000	605,000

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial - Brokerage (cont’d.)
Sterling Banchares, Inc. (TX)	60,600	$1,093,830
Texas Regional Bancshares, Inc. (Class “A” Stock)	45,100	1,329,999

		6,797,547

Financial Services — 2.4%
Advanta Corp. (Class “B” Stock)	35,484	1,308,295
Dime Community Bancshares	34,300	492,891
Doral Financial Corp.	49,300	569,415
Federal Agricultural Mortgage Corp. (Class “C” Stock)	9,800	288,316
Financial Federal Corp. (a)	63,450	1,859,085
Fremont General Corp.	61,200	1,319,472
Hanmi Financial Corp.	183,800	3,319,428
Investment Technology Group, Inc. *	30,100	1,498,980
Investors Financial Services Corp. (a)	14,900	698,363
ITLA Capital Corp. *	10,000	482,200
Jones Lang Lasalle, Inc. *	25,600	1,959,424
Lakeland Financial Corp.	2,500	116,875
MBT Financial Corp.	12,600	211,680
Partners Trust Financial Group, Inc.	75,200	896,384
Portfolio Recovery Associates, Inc. *(a)	43,800	2,051,154
Santander Bancorp	4,200	106,680
Technology Investment Capital Corp.	119,021	1,730,565
Thomas Weisel Partners Group, Inc. *	2,000	43,800
Triad Guaranty, Inc. *	40,000	1,876,000
Trustmark Corp.	41,002	1,297,303
W Holding Co., Inc.	97,012	763,485
Webster Financial Corp.	16,200	785,052
World Acceptance Corp. *	72,500	1,986,500
WSFS Financial Corp.	16,700	1,049,261

		26,710,608

Food — 1.6%
American Italian Pasta Co. (Class “A” Stock) (a)	45,400	284,204
Chiquita Brands International, Inc. *	160,200	2,686,554
Corn Products International, Inc.	128,060	3,786,734
Del Monte Foods Co. *(a)	165,700	1,965,202
Flowers Foods, Inc.	27,300	810,810
Gold Kist, Inc. *	14,400	182,016
Great Atlantic & Pacific Tea Co., Inc. *(a)	28,000	978,040
J & J Snack Foods Corp.	17,900	601,261
Nash Finch Co.	93,300	2,789,670
Pilgrim’s Pride Corp.	11,800	255,706
Ralcorp Holdings, Inc.	43,609	1,659,323
Ruddick Corp.	11,500	279,565
Smart & Final, Inc. *	42,500	696,575
Smucker, (J.M.) Co. (The)	27,777	1,102,747

SPARTAN	16,200	206,550

		18,284,957

Furniture — 0.2%
Furniture Brands International Inc. (a)	53,800	1,318,638
Kimball International, Inc. (Class “B” Stock)	35,400	532,416

		1,851,054

Gas Distribution — 0.2%
Petrohawk Energy Corp *	140,800	1,928,960

Healthcare Services — 1.5%
AMERIGROUP Corp. *	38,100	801,624
Apria Healthcare Group, Inc. *	37,700	866,346
Cross Country Healthcare, Inc. *	66,100	1,279,696
Dendrite International Inc. *	44,200	603,330
Gentiva Health Services, Inc *	21,300	387,873
Hanger Orthopedic Group Inc. *	249,400	1,733,330
Kindred Healthcare, Inc. *	37,000	930,550
Lifecell Corp. *	27,500	620,125
LifePoint Hospitals, Inc. *	61,190	1,903,009
Magellan Health Services, Inc. *	4,200	169,974
National Dentex Corp. *	68,615	1,593,926
Nuvelo Inc. *	8,500	151,470
Pediatrix Medical Group, Inc. *	16,300	1,673,032
Rehabcare Group, Inc. *	57,337	1,080,802
Res-Care, Inc. *	84,331	1,550,004
Triad Hospitals, Inc. *	20,090	841,771
Universal Health Services, Inc. (Class “B” Stock)	27,340	1,388,599

		17,575,461

Hotels & Motels — 0.2%
Ameristar Casinos, Inc.	26,300	678,277
Aztar Corp. *	18,400	772,616
Host Marriot Corp.	45,900	982,260

		2,433,153

Industrial Products — 2.0%
Actuant Corp. (Class “A” Stock) (a)	20,200	1,236,644
Acuity Brands, Inc.	67,560	2,702,400
Barnes Group, Inc.	58,300	2,361,150
Ceradyne, Inc. *	13,300	663,670
EnPro Industries, Inc. *	27,800	953,540
Flanders Corporation *	84,742	989,786
Hexel Corp. *	107,114	2,353,295
Interface, Inc. (Class “A” Stock)	108,297	1,495,582
Korn/Ferry International *	11,200	228,368
Labor Ready, Inc. *	66,500	1,592,675
Robbins & Myers, Inc.	49,410	1,067,256
Roper Industries, Inc.	32,500	1,580,475
Watts Water Technologies, Inc. (Class “A” Stock)	96,200	3,495,908
WESCO International, Inc. *	22,500	1,530,225

		22,250,974

Industrials - Machinery — 0.6%
Harsco Corp.	21,300	1,759,806

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Industrials - Machinery (cont’d.)
Mueller Industries, Inc.	27,600	$985,044
Pentair, Inc.	49,200	2,004,900
Timken Co.	52,200	1,684,494

		6,434,244

Insurance — 4.6%
American Equity Investment Life Holding Co. (a)	207,398	2,974,087
American Physicians Capital, Inc.	7,300	350,400
Argonaut Group, Inc. *	94,176	3,347,957
Baldwin & Lyons, Inc. (Class “B” Stock)	9,500	252,225
CNA Surety Corp. *	50,400	843,192
Delphi Financial Group, Inc. (Class “A” Stock)	66,700	3,443,721
Direct General Corp. (a)	21,600	367,416
EMC Insurance Group, Inc.	47,850	1,333,580
Endurance Specialty Holdings Ltd. (Bermuda)	60,700	1,975,785
Horace Mann Educators Corp.	64,170	1,206,396
Infinity Property & Casual Corp.	27,300	1,139,502
LandAmerica Financial Group, Inc. (a)	40,200	2,727,570
Midland Co.	44,000	1,539,120
Nationwide Financial Services, Inc. (Class “A” Stock)	4,200	180,684
Navigators Group, Inc. *	5,700	282,720
Odyssey Re Holdings Corp.	80,500	1,746,850
Ohio Casualty Corp.	8,900	282,130
Platinum Underwriters Holdings Ltd.	132,640	3,859,824
PMA Capital Corp. (Class “A” Stock) *	199,300	2,028,874
PMI Group, Inc. (The)	76,080	3,493,594
ProAssurance Corp. *	46,900	2,438,800
Quanta Capital Holdings Ltd. (Bermuda)	88,828	266,484
RLI Corp.	35,600	2,039,880
Safety Insurance Group, Inc. *	52,900	2,415,414
Selective Insurance Group, Inc.	36,100	1,913,300
State Auto Financial Corp.	13,400	451,714
Stewart Information Services Corp.	46,300	2,179,804
The Phoenix Cos., Inc.	23,400	381,420
United Fire & Casualty Co.	16,200	532,980
United Insurance Cos., Inc.	37,100	1,372,329
Universal American Financial Corp. *	14,800	227,920
Zenith National Insurance Corp.	86,650	4,170,464

		51,766,136

Internet Services — 0.6%
Adaptec, Inc. *	95,600	528,668
Ariba, Inc. *	19,200	187,776
Avocent Corp. *	40,019	1,270,203
EPIQ Systems Inc. *	46,800	889,200
eSpeed, Inc. (Class “A” Stock)	4,600	36,662
Internet Security Systems, Inc. *	6,200	148,676
Interwoven, Inc. *	39,100	351,509

Ipass, Inc.	30,900	247,509
McAfee, Inc. *(a)	13,700	333,321
NGP Capital Resources Co.	48,300	656,880
Pegasus Solutions, Inc. *	41,700	392,397
ProQuest Co. *	10,800	231,012
Stellent, Inc. *	16,300	193,318
United Online, Inc. *	68,000	874,480

		6,341,611

IT - Electronic Equipment & Instruments — 0.1%
Tech Data Corp. *	16,000	590,560

Machinery & Equipment — 5.1%
AGCO Corp. (a)	252,900	5,245,146
Alamo Group, Inc.	7,700	170,478
Albany International Corp. (Class “A” Stock) (a)	40,600	1,546,454
Applied Industrial Technologies, Inc.	168,300	7,506,180
Astec Industries, Inc. *	10,800	387,720
Briggs & Stratton Corp.	57,370	2,029,177
Cascade Corp.	20,600	1,088,710
Crane Co.	48,200	1,976,682
Federal Signal Corp.	84,990	1,572,315
Flowserve Corp. *	19,700	1,149,298
Gardener Denver, Inc.	29,300	1,910,360
Gehl Co. *	10,500	347,760
IDEX Corp.	36,100	1,883,337
JLG Industries, Inc.	131,600	4,051,964
Kadant, Inc. *	96,634	2,193,592
Kennametal, Inc.	81,864	5,005,165
Lennox International, Inc.	86,100	2,570,946
Lincoln Electric Holdings, Inc.	37,000	1,997,630
Lone Star Technologies, Inc. *	18,300	1,014,003
Nacco Industries, Inc. (Class “A” Stock)	10,300	1,585,788
Regal-Beloit Corp.	46,170	1,951,606
Sauer-Danfoss, Inc.	104,100	2,389,095
Smith, (A.O.) Corp.	38,300	2,022,240
Tecumseh Products Co. (Class “A” Stock)	15,200	373,008
Toro Co.	43,200	2,062,800
Wabtec Corp.	97,323	3,172,729

		57,204,183

Medical Supplies & Equipment — 2.2%
Alliance Imaging, Inc.	38,100	245,364
Analogic Corp.	12,100	801,020
Applera Corp. - Celera Genomics Group	19,300	225,617
Avanir Pharmaceutical *	73,225	1,070,550
Beckman Coulter, Inc.	24,400	1,331,508
Bio-Rad Laboratories, Inc. (Class “A” Stock) *	25,100	1,564,985
Computer Programs and Systems, Inc.	23,200	1,160,000
CONMED Corp. *	15,800	302,570
Cypress Bioscience, Inc. *	73,000	459,900
HealthTronics, Inc. *	30,000	248,100
ICU Medical, Inc. *	6,100	220,759

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)
Invacare Corp.	4,900	$152,194
Kinetic Concepts, Inc. *	78,600	3,235,962
LCA-Vision, Inc.	11,700	586,287
Mettler-Toledo International, Inc. *	38,600	2,329,124
Neurometrix, Inc. *	12,500	486,750
Orthofix International NV *	24,082	958,945
Owens & Minor, Inc.	41,221	1,350,812
Per-Se Technologies, Inc. *(a)	67,600	1,802,216
PSS World Medical, Inc. *	53,300	1,028,157
STERIS Corp. *	21,300	525,684
SurModics, Inc. *(a)	2,700	95,472
Sybron Dental Specialties, Inc. *	39,190	1,616,196
The Cooper Cos., Inc.	44,000	2,377,320
Viasys Healthcare, Inc.	12,100	363,968

		24,539,460

Metals & Mining — 5.4%
Cameco Corporation	97,800	3,520,800
Carpenter Technology Corp.	30,496	2,882,482
Century Aluminum Co.	64,956	2,757,382
CIRCOR International, Inc.	70,590	2,061,228
Commercial Metals Co.	130,914	7,002,590
Encore Wire Corp. *	37,500	1,270,500
Gibraltar Industries, Inc.	58,500	1,723,410
Kaydon Corp. (a)	185,588	7,490,332
Metal Management, Inc.	73,600	2,329,440
NN, Inc.	50,400	650,664
Novaamerican Steel, Inc. *	39,800	1,828,810
NS Group, Inc. *	24,100	1,109,323
Oregon Steel Mills, Inc. *(a)	92,700	4,743,459
Quanex Corp.	42,350	2,821,780
Reliance Steel & Aluminum Co. *	39,600	3,719,232
RTI International Metals, Inc. *	83,449	4,577,178
Ryerson Tull, Inc. (a)	13,700	366,612
Schnitzer Steel Industries, Inc. (Class “A” Stock)	73,334	3,142,362
Steel Dynamics, Inc.	59,800	3,392,454
Uranium Resources, Inc. (New) *	675,800	1,263,746
Valmont Industries, Inc.	59,500	2,501,380

		61,155,164

Office Equipment — 0.5%
Ennis, Inc.	15,200	296,400
IKON Office Solutions, Inc.	119,700	1,705,725
United Stationers, Inc. *	65,400	3,472,740

		5,474,865

Oil & Gas — 5.2%
Atwood Oceanics, Inc. *	41,700	4,212,117
Berry Petroleum Co. (Class “A” Stock)	31,960	2,187,662
Bois D Arc Energy, Inc. *	28,600	476,190
Cabot Oil & Gas Corp. (a)	29,500	1,413,935
Callon Petroleum Co. *	14,500	304,790
Cimarex Energy Co.	80,326	3,474,903
Comstock Resources, Inc. *	42,200	1,252,918
Covanta Holding Corp. *	81,400	1,356,938
Denbury Resources, Inc.	62,400	1,976,208
Energy Partners Ltd. *	36,200	853,596
Frontier Oil Corp.	57,200	3,394,820
Giant Industries, Inc. *	28,165	1,958,594
Hanover Compressor Co. *(a)	23,500	437,570
Harvest Natural Resources, Inc. *(a)	33,000	320,760
Helix Energy Solution Group, Inc. *	15,800	598,820
Holly Corp.	27,188	2,015,175
Houston Exploration Co. *	28,500	1,501,950
Jer Investors Trust Inc.	124,700	2,072,514
KCS Energy, Inc. *	70,508	1,833,208
Nicor, Inc.	46,400	1,835,584
Northwest Natural Gas Co.	50,800	1,802,892
Oceaneering International, Inc. *	6,200	355,260
Oil States International, Inc. *(a)	137,045	5,050,108
Pioneer Drilling, Co. *	74,400	1,222,392
Remington Oil & Gas Corp. *	7,800	337,116
St. Mary Land & Exploration Co.	18,200	743,106
Stone Energy Corp. *	36,500	1,610,745
Swift Energy Co. *(a)	87,630	3,282,620
Todco (Class “A” Stock) *	153,000	6,029,730
Veritas DGC, Inc.	30,000	1,361,700
Western Refining, Inc.	25,400	549,148
Whiting Petroleum Corp. *	32,778	1,343,570
XTO Energy, Inc.	35,600	1,551,092

		58,717,731

Paper & Forest Products — 0.8%
Neenah Paper, Inc.	55,306	1,811,272
Rock-Tenn Co. (Class “A” Stock)	46,700	700,033
Schweitzer-Manduit International, Inc.	71,790	1,722,960
Universal Forest Products, Inc.	62,600	3,974,474
Wausau-Mosinee Paper Corp.	45,400	643,318

		8,852,057

Personal Services — 0.4%
Alderwoods Group, Inc.	32,100	574,590
CompuCredit Corp. *(a)	24,100	887,121
Geo Group, Inc. *	38,900	1,296,926
Stewart Enterprises, Inc. (Class “A” Stock)	177,500	1,013,525
Volt Information Sciences, Inc. *	11,400	348,384

		4,120,546

Pharmaceuticals — 1.3%
Adolor Corp. *	26,400	628,320
Alexion Pharmaceuticals, Inc. *	17,900	634,018
Alpharma, Inc. (Class “A” Stock) (a)	31,900	855,558
Atherogenics, Inc. (a)	17,700	288,864
Bentley Pharmaceuticals, Inc. (a)	96,500	1,268,975
Cubist Pharmaceuticals, Inc. *	25,400	583,438
Myogen, Inc.	15,400	557,942
Nektar Therapeutics *(a)	28,100	572,678
Par Pharmaceutical Cos., Inc. *	83,600	2,355,848

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
PAREXEL International Corp. *	36,686	$969,978
Progenics Pharmaceuticals, Inc. *	21,500	569,535
SFBC International, Inc. *(a)	83,300	2,030,854
United Therapeutics Corp. *	9,100	603,148
Valeant Pharmaceuticals International	17,700	280,545
Vertex Pharmaceuticals, Inc. (a)	56,200	2,056,358

		14,256,059

Printing & Publishing — 0.7%
Banta Corp.	48,120	2,501,278
Consolidated Graphics, Inc. *	14,900	776,588
Courier Corp.	26,648	1,181,572
Journal Register Co. *	19,600	238,728
PRIMEDIA, Inc. *	42,900	88,803
Scholastic Corp. *	45,000	1,204,200
Valassis Communications, Inc. *	63,660	1,869,694

		7,860,863

Railroads — 0.4%
Genesee & Wyoming, Inc. (Class “A” Stock) *(a)	134,523	4,127,162
RailAmerica, Inc. *	67,200	716,352

		4,843,514

Real Estate — 0.4%
American Land Lease, Inc.	19,600	536,060
Cousins Properties, Inc.	34,500	1,153,335
Duke Realty Corp.	14,400	546,480
Liberty Property Trust (a)	13,800	650,808
Pan Pacific Retail Properties, Inc.	17,800	1,262,020

		4,148,703

Real Estate Investment Trust — 7.6%
American Home Mortgage Investment, Corp. (a)	88,600	2,765,206
Anthracite Capital, Inc.	191,200	2,099,376
Arbor Realty Trust, Inc.	40,960	1,105,510
Ashford Hospitality,Trust.	97,800	1,212,720
Boykin Lodging Co. *	20,600	232,574
Capital Trust, Inc. (Class “A” Stock)	18,000	560,160
CarrAmerica Realty Corp.	84,100	3,751,701
Columbia Equity Trust Inc.	14,200	249,636
Education Realty Trust, Inc.	112,102	1,715,161
Equity Inns, Inc.	75,300	1,219,860
Equity One, Inc.	118,260	2,904,466
Extra Space Storage, Inc.	20,100	345,519
FelCor Lodging Trust, Inc. *	87,100	1,837,810
Fieldstone Investment Corp.	200,000	2,360,000
First Potomac Realty Trust	58,600	1,655,450
Glenborough Realty Trust, Inc.	41,900	911,325
Government Properties Trust, Inc.	61,000	581,940
IMPAC Mortgage Holdings, Inc. (a)	78,600	757,704
Innkeepers USA Trust	250,802	4,251,094
Kilroy Realty Corp.	72,400	5,593,624

KKR Financial Corp. *	136,600	3,063,938
LaSalle Hotel Properties	64,600	2,648,600
Lexington Corp. Properties Trust	214,000	4,461,900
LTC Properties, Inc.	42,500	988,550
Maguire Properties, Inc. *	27,500	1,003,750
Meristar Hospitality Corp. *	265,400	2,754,852
MFA Mortgage Investments, Inc.	54,900	348,615
Mid-America Apartment Communities, Inc.	76,400	4,182,900
Mortgageit Holdings Inc.	61,500	666,045
National Health Investors, Inc.	98,700	2,506,980
Newcastle Investment Corp.	128,700	3,078,504
Novastar Financial, Inc. (a)	162,100	5,420,624
Parkway Properties, Inc.	23,500	1,026,480
Pennsylvania Real Estate Investment Trust	99,000	4,356,000
RAIT Investment Trust	76,600	2,163,184
Saul Centers, Inc.	47,400	2,081,334
Senior Housing Properties Trust	100,500	1,819,050
SIRVA Inc.	106,700	910,151
SL Green Realty Corp.	8,477	860,415
Sunstone Hotel Investors, Inc.	106,400	3,082,408
Taubman Centers, Inc.	29,300	1,220,931
Urstadt Biddle Properties (Class “A” Stock)	10,900	196,200
Winston Hotels, Inc.	103,030	1,171,451

		86,123,698

Registered Investment Companies — 1.3%
iShares Nasdaq Biotechnology Index Fund (a)	18,500	1,523,105
iShares Russell 2000 Value Index Fund (a)	100,000	7,465,000
iShares S&P Smallcap 600 Barra Value Index Fund (a)	76,770	5,590,391

		14,578,496

Restaurants — 0.9%
Applebee’s International, Inc.	44,490	1,092,229
Bob Evans Farms, Inc.	3,600	106,956
Brinker International, Inc. *	22,470	949,358
Jack in the Box, Inc. *	53,700	2,335,950
Landry’s Restaurants, Inc. (a)	78,100	2,759,273
Luby’s, Inc. *	25,400	317,246
O’ Charleys, Inc. *	83,700	1,545,102
Papa John’s International, Inc. *	26,000	853,060
Ryan’s Restaurant Group, Inc. *	11,700	169,650

		10,128,824

Retail & Merchandising — 3.1%
Buckle, Inc. (The)	20,300	831,285
Build-A-Bear Workshop, Inc. *(a)	13,900	426,035
Casey’s General Stores, Inc.	78,947	1,805,518
Cash America International, Inc.	91,500	2,746,830
Cato Corp. (Class “A” Stock)	80,700	1,925,502
Charming Shoppes, Inc. *	321,900	4,786,653
Deb Shops, Inc.	20,400	605,880

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Dillard’s, Inc. (Class “A” Stock)	36,400	$947,856
Dress Barn, Inc. *(a)	48,700	2,335,165
Foot Locker, Inc.	70,989	1,695,217
Genesco, Inc. *(a)	21,100	820,579
Jo-Ann Stores, Inc. *(a)	28,000	376,880
Lithia Motors, Inc. (Class “A” Stock)	116,600	4,046,020
Men’s Wearhouse, Inc. (The) *	31,459	1,130,637
Movado Group, Inc.	19,800	456,984
Oxford Industries, Inc.	4,200	214,746
Pantry, Inc. (The) *	11,700	729,963
Pathmark Stores, Inc. *	3,300	34,518
Paxar Corp. *	104,860	2,052,110
Payless Shoesource, Inc. *	44,300	1,014,027
Perry Ellis International, Inc.	9,500	214,985
RC2 Corp. *	30,500	1,214,205
Russell Corp.	81,230	1,120,974
Sports Authority, Inc. (The)	7,500	276,750
Stage Stores, Inc. *	55,400	1,648,150
Stein Mart, Inc.	60,100	1,046,942
United Auto Group, Inc. (a)	12,900	554,700
Zale Corp. *	2,000	56,060

		35,115,171

Semiconductors — 2.1%
Actel Corp.	23,700	377,778
AMIS Holdings, Inc. *	24,400	221,064
Amkor Technology, Inc. (a)	85,600	739,584
Applied Micro Circuits Corp. *	170,600	694,342
Asyst Technologies, Inc.	93,400	972,294
ATI Technologies, Inc. *	69,700	1,197,446
Axcelis Technologies, Inc. *	80,400	471,144
Cabot Microelectronics Corp. *(a)	2,400	89,040
Cirrus Logic, Inc. *	57,200	485,056
Cohu, Inc.	26,400	560,208
Credence Systems Corp. *	48,700	357,458
Cypress Semiconductor Corp. *(a)	70,939	1,202,416
DSP Group, Inc. *	22,700	658,527
Emulex Corp. *	20,200	345,218
Entegris, Inc. *	95,811	1,019,429
Exar Corp. *	224,500	3,205,860
Fairchild Semiconductor International, Inc. *(a)	79,300	1,512,251
Integrated Device Technology, Inc.	99,100	1,472,626
Integrated Silicon Solution, Inc. *	31,100	206,504
Kulicke & Soffa Industries, Inc.	41,600	396,864
Lattice Semiconductor Corp. *	63,900	425,574
Mattson Technology, Inc.	6,300	75,600
MKS Instruments, Inc. *	75,842	1,776,978
MRV Communications, Inc. *(a)	31,400	128,740
ON Semiconductor Corp. *	66,100	479,886
Photronics, Inc. *	104,716	1,964,472
Richardson Electronics, Ltd.	105,981	996,222
Silcon Storage Technology, Inc. *	32,100	140,598
Skyworks Solutions, Inc. *	54,300	368,697

Standard Microsystems Corp. *	25,300	657,294
Vitesse Semiconductor Corp. *(a)	50,300	180,074
Zoran Corp. *	13,400	293,192

		23,672,436

Telecommunications — 3.3%
AsiaInfo Holdings, Inc. *	12,000	60,000
Audiovox Corp. (Class “A” Stock)	18,000	214,920
Brightpoint, Inc. *	27,950	868,127
Broadwing Corp. (a)	61,900	912,406
Centennial Communications, Inc. *	38,600	282,938
Ciena Corp. *(a)	620,400	3,232,284
Cincinnati Bell, Inc. *	443,600	2,005,072
Commonwealth Telephone Enterprises, Inc. *	46,040	1,586,078
CommScope, Inc.	322,519	9,207,917
CT Communications, Inc.	81,400	1,106,226
Ditech Communications Corp. *	27,400	286,330
Dobson Communications Corp. (Class “A” Stock) *(a)	151,400	1,214,228
Finisar Corporation *(a)	141,500	700,425
General Communication, Inc. (Class “A” Stock). *	37,900	458,211
Glenayre Technologies, Inc. *	30,800	161,700
Level 3 Communications, Inc. (a)	737,400	3,819,732
Mastec, Inc. *	48,700	690,079
Newport Corp. *	54,100	1,020,326
North Pittsburgh Systems, Inc.	17,900	417,786
Powerwave Technologies, Inc. *(a)	118,700	1,601,263
Premiere Global Services, Inc. *	235,800	1,898,190
RF Micro Devices, Inc.	137,200	1,186,780
Surewest Communications	12,500	301,500
Sycamore Networks, Inc.	59,900	281,530
Talk America Holdings, Inc.	34,700	295,991
Time Warner Telecom, Inc. (Class “A” Stock) *(a)	158,200	2,839,690
Utstarcom, Inc. *(a)	37,800	237,762

		36,887,491

Transportation — 1.4%
Amerco	12,000	1,187,640
Arkansas Best Corp. (a)	47,700	1,866,024
Bristow Group, Inc. *	26,100	806,490
Covenant Transportation, Inc. (Class “A” Stock) *	15,300	223,380
GATX Corp.	55,700	2,299,853
Greenbrier Cos., Inc.	14,100	564,705
Kansas City Southern *	81,260	2,007,122
Kirby Corp. *	26,700	1,818,537
Marten Transport, Ltd.	6,600	119,394
Old Dominion Freight Line, Inc. *	76,500	2,061,675
SCS Transportation, Inc. *	51,200	1,490,432
U.S. Xpress Enterprises, Inc. (Class “A” Stock) *	29,000	564,630

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Transportation (cont’d.)
Werner Enterprises, Inc. *	60,000	$1,102,200

		16,112,082

Utilities — 4.8%
AGL Resources, Inc.	60,025	2,163,901
Allegheny Energy, Inc. *	37,100	1,255,835
American States Water Co.	12,900	481,944
Atlas America, Inc.	33,090	1,582,033
Avista Corp.	29,800	615,370
Black Hills Corp.	31,800	1,081,200
California Water Service Group	12,900	581,145
Cascade Natural Gas Corp.	50,700	998,790
CH Energy Group, Inc.	20,800	998,400
Cleco Corp. *	58,800	1,313,004
Comfort Systems USA, Inc. *	101,904	1,375,704
El Paso Electric Co. *	94,200	1,793,568
EMCOR Group, Inc. *	115,300	5,725,798
Idacorp, Inc. (a)	104,940	3,412,649
MGE Energy, Inc.	8,000	265,440
New Jersey Resources Corp.	76,200	3,448,050
Sierra Pacific Resources *	373,936	5,164,056
SJW Corp.	7,900	212,115
South Jersey Industries, Inc.	91,100	2,484,297
Southern Union Co. *	153,500	3,811,405
Southwest Gas Corp. *	95,400	2,666,430
UIL Holdings Corp.	6,400	335,040
Unisource Energy Corp.	111,600	3,403,800
Vectren Corp.	46,376	1,223,399
W-H Energy Services, Inc. *	61,820	2,750,372
Westar Energy, Inc.	122,818	2,555,842
WGL Holdings, Inc.	33,885	1,030,782

Wisconsin Energy Corp.	27,915	1,116,321

		53,846,690

TOTAL LONG-TERM INVESTMENTS (cost $966,148,548)		1,102,301,402

SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND -17.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $199,728,579; includes $136,454,231 of cash collateral for securities on loan)(b)(w)	199,728,579	199,728,579

Interest Rate	Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Note (n)(k)
(cost $2,862,512)
2.875%	11/30/06	$2,890	2,852,745

TOTAL SHORT-TERM INVESTMENTS (cost $202,591,091)			202,581,324

TOTAL INVESTMENTS — 115.7% (cost $1,168,739,639) (p)			1,304,882,726
LIABILITIES IN EXCESS OF OTHER ASSETS (u) — (15.7)%			(177,429,656)

NET ASSETS — 100.0%			$1,127,453,070

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $130,380,660; cash collateral of $136,454,231 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities or a portion thereof with an aggregate market value of $2,852,745 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2006:

(n)	Rates shown are the effective yields at purchase date.

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(p)

The United States federal income tax basis of the Portfolio’s investments was $1,169,049,974; accordingly, net unrealized appreciation on investments for federal income tax purposes was $135,832,752 (gross unrealized appreciation - $169,992,452; gross unrealized depreciation - $34,159,700). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation

Long Position: 30 Russell 2000		Jun 06	$11,330,275	$11,577,000	$246,725

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST DEAM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS – 97.6%
COMMON STOCKS
Advertising — 0.5%
Catalina Marketing Corp.	23,800	$549,780

Automotive Parts — 1.8%
Aftermarket Technology Corp. *	32,200	728,042
Sonic Automotive, Inc. (a)	46,700	1,296,392

		2,024,434

Building Materials — 1.9%
Genlyte Group, Inc.	18,100	1,233,334
NCI Buildings Systems, Inc. *	7,800	466,206
Texas Industries, Inc.	6,800	411,332

		2,110,872

Business Services — 2.9%
Building Material Holding Corp. (a)	32,400	1,154,736
CSG Systems International, Inc.	46,200	1,074,612
Lawson Software, Inc. *(a)	138,400	1,061,528

		3,290,876

Chemicals — 1.5%
Fuller, (H.B.) Co.	8,100	415,854
Spartech Corp.	10,900	261,600
Terra Industries, Inc. *	61,800	435,690
USEC, Inc.	51,800	624,190

		1,737,334

Clothing & Apparel — 2.3%
Brown Shoe Co., Inc.	18,900	991,872
Cato Corp. (Class ‘‘A’’ Stock)	28,150	671,659
Gymboree Corp. *	35,200	916,608

		2,580,139

Commercial Services — 0.6%
PHH Corp. *	25,200	672,840

Computer Hardware — 0.8%
Komag, Inc. *(a)	19,600	932,960

Computer Services & Software — 2.7%
Advanced Digital Information Corp. *	113,400	995,652
Agilysys, Inc.	52,500	790,650
Avocent Corp. *	8,900	282,486
Covansys Corp. *	47,000	807,930
Internet Security Systems, Inc. *	10,100	242,198

		3,118,916

Construction — 3.9%
Fleetwood Enterprises, Inc. *	85,700	957,269
Granite Construction, Inc.	36,800	1,791,424
LSI Industries, Inc.	78,000	1,329,120
WCI Communities, Inc. *	13,500	375,570

		4,453,383

Consumer Cyclicals - Motor Vehicle — 0.7%
ArvinMeritor, Inc.	52,000	775,320

Consumer Products & Services — 1.4%
Coinstar, Inc. *	15,000	388,650
Dollar Thrifty Automotive Group, Inc. *	12,000	544,800
Jakks Pacific, Inc. *	26,500	708,610

		1,642,060

Containers & Packaging — 1.5%
Rock-Tenn Co.	35,500	532,145
Silgan Holdings, Inc.	29,600	1,189,032

		1,721,177

Diversified Operations — 1.1%
Acuity Brands, Inc.	32,000	1,280,000

Electronic Components & Equipment — 3.4%
Electro Rental Corp. *	29,800	506,600
Fairchild Semiconductor International, Inc. *(a)	54,300	1,035,501
Plexus Corp. *	29,500	1,108,315
Technitrol, Inc.	53,600	1,285,328

		3,935,744

Equipment Services — 0.3%
United Rentals, Inc. *	11,300	389,850

Exploration & Production — 0.5%
Encore Acquisition Co. *	18,400	570,400

Financial - Bank & Trust — 10.9%
Central Pacific Financial Corp.	47,400	1,740,528
City Holding Co.	6,200	228,098
Corus Bankshares, Inc. (a)	29,800	1,771,312
FirstFed Financial Corp. *(a)	19,200	1,148,352
Fremont General Corp.	47,500	1,024,100
Frontier Financial Corp.	3,400	112,336
Oriental Financial Group	23,500	339,575
Pacific Capital Bancorp	26,800	906,912
Partners Trust Financial Group, Inc.	74,100	883,272
PFF Bancorp, Inc.	27,950	942,194
Prosperity Bancshares, Inc.	39,200	1,184,232
Sterling Financial Corp.	37,056	1,074,624
TierOne Corp.	10,400	353,080
Umpqua Holdings Corp.	23,100	658,350
United Bancshares, Inc.	3,600	137,772

		12,504,737

Financial Services — 5.4%
Apollo Investment Corp.	60,081	1,070,043
Bancfirst Corp.	14,400	627,840
CompuCredit Corp. *(a)	27,900	1,026,999
Domino’s Pizza, Inc.	56,100	1,601,655
Hanmi Financial Corp.	31,300	565,278
ITLA Capital Corp. *	9,700	467,734
WSFS Financial Corp.	13,300	835,639

		6,195,188

Food — 1.5%
Flowers Foods, Inc.	15,500	460,350
J & J Snack Foods Corp.	4,300	144,437

AST DEAM SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food (cont’d.)
Seaboard Corp.	700	$1,115,800

		1,720,587

Healthcare Services — 1.4%
Magellan Health Services, Inc. *	40,000	1,618,800

Industrial Products — 2.2%
Hexcel Corp. *	55,100	1,210,547
Quanex Corp.	20,050	1,335,931

		2,546,478

Insurance — 3.9%
Bristol West Holdings, Inc.	24,300	467,775
LandAmerica Financial Group, Inc.	16,200	1,099,170
Navigators Group, Inc. *	34,900	1,731,040
Tower Group, Inc.	47,900	1,106,490

		4,404,475

Internet Services — 0.6%
RSA Security, Inc. *	16,200	290,628
Stellent, Inc.	7,900	93,694
United Online, Inc. *	25,100	322,786

		707,108

Lumber & Wood Products — 0.7%
Universal Forest Products, Inc.	12,500	793,625

Machinery & Equipment — 2.5%
Cascade Corp.	14,600	771,610
Flowserve Corp. *	9,200	536,728
Smith, (A.O.) Corp.	29,100	1,536,480

		2,844,818

Medical Supplies & Equipment — 0.6%
Cambrex Corp.	22,700	443,558
STERIS Corp.	11,000	271,480

		715,038

Metals & Mining — 2.6%
Century Aluminum Co. (a)	35,100	1,489,995
Steel Dynamics, Inc.	10,500	595,665
Valmont Industries, Inc.	20,200	849,208

		2,934,868

Office Equipment — 0.5%
Biomed Realty Trust, Inc.	4,300	127,452
Standard Register Co.	26,200	406,100

		533,552

Oil & Gas — 4.1%
Edge Petroleum Corp. *	38,100	951,738
Harvest Natural Resources, Inc. *(a)	96,100	934,092
Penn Virginia Corp.	2,300	163,300
Swift Energy Co. *(a)	33,700	1,262,402
The Laclede Group, Inc.	3,300	113,586
Veritas DGC, Inc. *	27,200	1,234,608

		4,659,726

Personal Services — 1.2%
Alderwoods Group, Inc.	73,300	1,312,070

Pharmaceuticals — 2.0%
Albany Molecular Research, Inc.	66,600	676,656
Alpharma, Inc. (Class “A” Stock) (a)	35,100	941,382
Regeneron Pharmaceuticals, Inc. *	39,700	660,211

		2,278,249

Printing & Publishing — 1.1%
Scholastic Corp. *	45,300	1,212,228

Real Estate Investment Trust — 10.4%
Alexandria Real Estate Equities, Inc.	6,200	591,046
American Home Mortgage Investment, Corp. (a)	8,900	277,769
Brandywine Realty Trust	19,001	603,472
Colonial Properties Trust	12,100	606,573
Commercial Net Lease Realty, Inc.	18,700	435,710
Corporate Office Properties Trust	10,100	461,974
Cousins Properties, Inc.	12,800	427,904
EastGroup Properties, Inc.	7,100	336,824
Equity Lifestyle Properties, Inc.	7,500	373,125
Equity One, Inc.	15,900	390,504
First Industrial Realty Trust, Inc. (a)	13,000	554,970
Glenborough Realty Trust, Inc.	15,900	345,825
Heritage Property Investment Trust	11,900	471,121
Highwoods Properties, Inc.	18,100	610,513
Home Properties of New York, Inc.	9,300	475,230
Kilroy Realty Corp.	6,100	471,286
LaSalle Hotel Properties	8,800	360,800
Lexington Corp. Properties Trust	17,500	364,875
Maguire Properties, Inc.	14,000	511,000
Mid-America Apartment Communities, Inc.	8,500	465,375
Nationwide Health Properties, Inc.	19,400	417,100
Newcastle Investment Corp.	9,700	232,024
Pennsylvania Real Estate Investment Trust	11,200	492,800
PS Business Parks, Inc.	2,200	123,024
RAIT Investment Trust	12,600	355,824
Senior Housing Properties Trust	21,800	394,580
Sovran Self Storage, Inc.	7,400	408,480
Taubman Centers, Inc.	8,800	366,696

		11,926,424

Restaurants — 1.1%
Luby’s, Inc. *	41,900	523,331

AST DEAM SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Papa John’s International, Inc. *	23,500	771,035

1,294,366

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising — 4.5%
Casey’s General Stores, Inc.	63,200	$1,445,384
Cash America International, Inc.	15,400	462,308
Charming Shoppes, Inc. *	43,800	651,306
Payless Shoesource, Inc. *	56,300	1,288,707
Steven Madden, Ltd.	36,000	1,278,000

		5,125,705

Semiconductors — 3.3%
Brooks Automation, Inc. *	63,400	902,816
Cymer, Inc. *(a)	19,300	876,992
Integrated Device Technology, Inc. *	72,300	1,074,378
Photronics, Inc. *	51,000	956,760

		3,810,946

Telecommunications — 4.4%
Audiovox Corp. (Class “A” Stock)	51,900	619,686
Ciena Corp. *	152,600	795,046
Commonwealth Telephone Enterprises, Inc. *	3,100	106,795
CT Communications, Inc.	36,400	494,676
General Communication, Inc. (Class “A” Stock). *	91,800	1,109,862
Golden Telecom, Inc. (a)	37,300	1,120,865
Shenandoah Telecommunications Co.	2,000	89,980
Talk America Holdings, Inc.	82,300	702,019

		5,038,929

Transportation — 0.5%
Marten Transport, Ltd.	30,800	557,172

Utilities — 4.4%
Allete, Inc.	24,500	1,141,700
Black Hills Corp.	19,600	666,400
EMCOR Group, Inc. *	14,700	730,002
Otter Tail Corp.	10,200	292,638
Sierra Pacific Resources *	128,300	1,771,823
South Jersey Industries, Inc.	15,800	430,866

		5,033,429

TOTAL LONG-TERM INVESTMENTS (cost $100,225,681)		111,554,603

SHORT-TERM INVESTMENTS - 17.7%

Interest Rate	Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATION - 0.6%
U.S. Treasury Bill (k)(n)
(cost $693,607) 4.27%	04/20/06	695	693,579

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND -17.1%
Dryden Core Investment Fund -Taxable Money Market Series (cost $19,576,995; includes $15,900,984 of cash collateral for securities on loan)(b)(w)	19,576,995	$19,576,995

TOTAL AFFILIATED MONEY MARKET MUTUAL FUND (cost $19,576,995)		19,576,995

TOTAL SHORT-TERM INVESTMENTS (cost $20,270,602)		20,270,574

TOTAL INVESTMENTS — 115.3% (cost $120,496,283)(p)		131,825,177

LIABILITIES IN EXCESS OF OTHER ASSETS(u) — (15.3)%		(17,510,784)

NET ASSETS — 100.0%		$114,314,393

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $15,163,111; cash collateral of $15,900,984 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities or a portion thereof with an aggregate market value of $693,579 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2006.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Portfolio’s investments was $120,640,184; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,184,993 (gross unrealized appreciation - $13,330,104; gross unrealized depreciation - $2,145,111). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation

Long Position:
11 Russell 2000		Jun 06	$4,070,496	$4,244,900	$174,404

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.7%
COMMON STOCKS
Aerospace/Defense — 1.8%
Alliant Techsystems, Inc. *(a)	86,825	$6,700,285

Apparel/Shoes — 3.0%
Chico’s FAS, Inc. *(a)	139,726	5,678,465
Urban Outfitters, Inc. *	222,800	5,467,512

		11,145,977

Audio & Visual Equipment — 1.8%
Harman International Industries, Inc.	59,650	6,628,904

Audio Technology — 0.9%
Dolby Laboratories, Inc. (Class “A” Stock) *	164,790	3,444,111

Auto Parts & Related — 1.8%
Gentex Corp.	378,513	6,608,837

Banks — 1.8%
City National Corp.	20,200	1,551,158
Commerce Bancorp, Inc.	65,900	2,415,235
TCF Financial Corp.	105,800	2,724,350

		6,690,743

Beverages — 2.0%
Fortune Brands, Inc.	93,900	7,571,157

Biotechnology — 1.1%
MedImmune, Inc. *(a)	113,400	4,148,172

Broadcasting & Cable/Satellite TV — 5.3%
Entravision Communications Corp. (Class “A” Stock)	689,005	6,311,286
Univision Communications, Inc. (Class “A” Stock) *(a)	182,200	6,280,434
XM Satellite Radio Holdings, Inc. (Class “A” Stock) (a)	320,900	7,146,443

		19,738,163

Commercial Services — 8.5%
Alliance Data Systems Corp. *(a)	152,248	7,120,639
ARAMARK Corp. (Class “B” Stock)	233,075	6,885,035
Ceridian Corp. *	249,567	6,351,480
ChoicePoint, Inc. *	116,125	5,196,594
Iron Mountain, Inc. *	145,690	5,935,411

		31,489,159

Computer Hardware — 3.5%
Avocent Corp. *	197,130	6,256,906
Zebra Technologies Corp. (Class “A” Stock) (a)	148,276	6,630,903

		12,887,809

Computer Software — 7.9%
Activision, Inc. *(a)	466,460	6,432,483
Cogent, Inc. *(a)	213,788	3,920,872

Cognizant Technology Solutions Corp. *	93,011	5,533,224
Cognos, Inc. * (Canada)	163,275	6,351,398
NAVTEQ Corp. *(a)	110,064	5,574,742
Salesforce.com, Inc. *(a)	43,200	1,569,456

		29,382,175

Consumer Products & Services — 0.5%
Weight Watchers International, Inc.	35,500	1,824,700

Drugs & Medicine — 1.2%
OSI Pharmaceuticals, Inc. *(a)	133,800	4,294,980

Financial Services — 1.5%
MoneyGram International, Inc.	181,205	5,566,617

Food — 1.0%
Hershey Co. (The)	71,200	3,718,776

Gaming/Lodging — 2.2%
Harrah’s Entertainment, Inc.	64,675	5,042,063
Hilton Hotels Corp.	48,700	1,239,902
Marriott International, Inc. (Class “A” Stock)	29,278	2,008,471

		8,290,436

Health Care Services — 2.0%
Covance, Inc.	45,400	2,667,250
Omnicare, Inc. (a)	52,200	2,870,478
VCA Antech, Inc. *	66,900	1,905,312

		7,443,040

Insurance — 0.7%
Willis Group Holdings Ltd.	78,887	2,702,669

Internet & Online — 1.2%
CNET Networks, Inc. *(a)	303,245	4,309,111

Manufacturing — 5.4%
American Standard Cos., Inc.	152,850	6,551,151
Pentair, Inc.	142,141	5,792,246
Rockwell Automation, Inc.	109,421	7,868,464

		20,211,861

Medical Products — 8.6%
Advanced Medical Optics, Inc. *(a)	139,529	6,507,633
Bard (C.R.), Inc.	101,825	6,904,753
Biomet, Inc. (a)	193,420	6,870,278
Fisher Scientific International, Inc. *(a)	112,916	7,683,934
Gen-Probe, Inc.	74,990	4,133,449

		32,100,047

Medical Supplies — 2.1%
Charles River Laboratories International, Inc. *	155,575	7,626,286

Networking/Telecommunications Equipment — 6.1%
Amphenol Corp.	142,286	7,424,483

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Networking/Telecommunications Equipment (cont’d.)
FLIR Systems, Inc. *(a)	231,072	$6,564,756
Juniper Networks, Inc. *(a)	150,600	2,879,472
Research in Motion Ltd. *(a)	66,300	5,627,544

		22,496,255

Oil & Gas — 1.4%
Chesapeake Energy Corp.	64,700	2,032,227
Quicksilver Resources, Inc. *(a)	84,000	3,247,440

		5,279,667

Oil Well Services & Equipment — 6.8%
Cooper Cameron Corp. *(a)	136,100	5,999,288
Grant Prideco, Inc. *	40,800	1,747,872
Smith International, Inc.	177,700	6,923,192
Weatherford International Ltd. (a)	181,400	8,299,050
XTO Energy, Inc.	54,533	2,376,003

		25,345,405

Pharmacy Benefit Manager — 1.3%
Caremark Rx, Inc. *	53,375	2,624,983
Medco Health Solutions, Inc. *	38,584	2,207,776

		4,832,759

Producer Goods — 2.0%
WW Grainger, Inc.	99,125	7,469,069

Publishing — 3.0%
Getty Images, Inc. *	19,800	1,482,624
Lamar Advertising Co. *(a)	148,450	7,811,439
Scripps, (E.W.) Co. (Class “A” Stock)	38,382	1,716,059

		11,010,122

Restaurants — 1.4%
Chang’s China Bistro, (P.F.), Inc. *(a)	104,914	5,171,211

Retailing — 2.0%
Williams-Sonoma, Inc. *	175,655	7,447,772

Semi Cap Equipment — 2.4%
Formfactor, Inc. *	73,968	2,908,422
Tessera Technologies, Inc. *(a)	188,500	6,047,080

		8,955,502

Semiconductors — 5.1%
Advanced Mirco Devices, Inc. *(a)	74,400	2,467,104
Linear Technology Corp.	199,296	6,991,304
Marvell Technology Group Ltd. (Bermuda) *(a)	44,700	2,418,270
Microchip Technology, Inc.	98,298	3,568,217
Xilinx, Inc.	141,300	3,597,498

		19,042,393

Telecommunications — 3.4%
Crown Castle International Corp. *(a)	201,575	5,714,651
Neustar, Inc. (Class “A” Stock) *	219,807	6,814,017

		12,528,668

TOTAL
(cost $332,675,602)		374,102,838

SHORT-TERM INVESTMENT — 35.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $130,537,004; includes $129,848,000 of cash collateral for securities on loan)(b)(w)	130,537,004	130,537,004

TOTAL INVESTMENTS — 135.8%
(cost $463,212,606) (p)		504,639,842
LIABILITIES IN EXCESS OF OTHER ASSETS — (35.8)%		(133,160,491)

NET ASSETS — 100.0%		$371,479,351

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $124,944,706; cash collateral of $129,848,000 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $463,767,207; accordingly, net unrealized appreciation on investments for federal income tax purposes was $40,872,635 (gross unrealized appreciation - $49,636,655; gross unrealized depreciation - $8,764,020). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Advertising — 2.6%
aQuantive, Inc. *(a)	145,000	$3,413,300
Getty Images, Inc. *	101,000	7,562,880
Lamar Advertising Co. *	31,500	1,657,530
Monster Worldwide, Inc. *(a)	140,000	6,980,400

		19,614,110

Aerospace — 1.1%
Rockwell Collins, Inc.	145,000	8,170,750

Aerospace & Defense — 0.6%
United Technologies Corp.	74,800	4,336,156

Automotive Parts — 0.7%
Advance Auto Parts, Inc. *	122,000	5,080,080

Biotechnology — 0.7%
Genentech, Inc. *	40,000	3,380,400
Myogen, Inc.	45,000	1,630,350

		5,010,750

Biotechnology Healthcare — 2.1%
Celgene Corp. *(a)	370,000	16,361,400

Business Services — 4.0%
Alliance Data Systems Corp. *(a)	230,000	10,757,100
Corporate Executive Board Co. (The)	140,000	14,126,000
Iron Mountain, Inc. *	70,000	2,851,800
NAVTEQ Corp. *(a)	58,000	2,937,700

		30,672,600

Chemicals — 1.8%
Airgas, Inc.	185,000	7,231,650
Ecolab, Inc.	96,000	3,667,200
Lubrizol Corp. (The)	65,100	2,789,535

		13,688,385

Clothing & Apparel — 1.6%
Coach, Inc. *	360,000	12,448,800

Commercial Services — 0.4%
Laureate Education, Inc. (a)	62,500	3,336,250

Commercial Services & Supplies — 1.5%
CB Richard Ellis Group, Inc. *	145,500	11,741,850

Computer Hardware — 2.7%
CACI International, Inc. (Class “A” Stock) (a)	72,000	4,734,000
Cognizant Technology Solutions Corp. (Class “A” Stock) *(a)	220,000	13,087,800
Logitech International SA, ADR (Switzerland) (a)	67,500	2,683,800

		20,505,600

Computer Services & Software — 5.6%
Activision, Inc. *	—	—
Akamai Technologies, Inc. *	79,500	2,614,755
Allscripts Healthcare Solutions, Inc. *(a)	90,000	1,647,900

Autodesk, Inc.	175,500	6,760,260
Cerner Corp. *(a)	180,000	8,541,000
EMC Corp. *	213,200	2,905,916
Microsemi Corp. *(a)	330,000	9,606,300
Microsoft Corp.	225,000	6,122,250
Salesforce.com, Inc. *(a)	115,000	4,177,950

		42,376,331

Computer Software — 1.1%
Network Appliance, Inc. *	230,000	8,286,900

Construction — 0.3%
Eagle Materials, Inc. (a)	37,500	2,391,000

Consumer Products & Services — 1.9%
Fluor Corp.	35,000	3,003,000
Fortune Brands, Inc.	80,000	6,450,400
Procter & Gamble Co.	90,000	5,185,800

		14,639,200

Diversified — 0.3%
Roper Industries, Inc.	40,900	1,988,967

Diversified Financial Services — 1.2%
Moody’s Corp. (a)	130,000	9,289,800

Drugs & Healthcare — 0.2%
IMS Health, Inc.	60,000	1,546,200

Electronic Components — 1.6%
American Power Conversion Corp.	75,000	1,733,250
Harman International Industries, Inc.	65,000	7,223,450
PMC-Sierra, Inc. *	125,000	1,536,250
Trimble Navigation Ltd. *	45,000	2,027,250

		12,520,200

Electronics — 0.4%
Agilent Technologies, Inc. *	80,000	3,004,000

Entertainment & Leisure — 3.6%
Gaylord Entertainment Co. *	140,000	6,353,200
Penn National Gaming, Inc. *	92,000	3,880,560
Scientific Games Corp. (Class “A” Stock) (a)	135,000	4,742,550
Station Casinos, Inc.	155,000	12,302,350

		27,278,660

Financial - Brokerage — 0.9%
Legg Mason, Inc.	55,000	6,893,150

Financial Services — 3.0%
Chicago Mercantile Exchange Holdings, Inc.	27,000	12,082,500
Citigroup, Inc.	92,400	4,364,976

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services (cont’d.)
Nuveen Investments, Inc. (Class “A” Stock)	130,000	$6,259,500

		22,706,976

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	85,000	4,015,400

Healthcare Providers & Services — 0.8%
AmerisourceBergen Corp.	64,400	3,108,588
UnitedHealth Group, Inc.	54,670	3,053,866

		6,162,454

Healthcare Services — 3.4%
American Healthways *(a)	78,000	3,973,320
Omnicare, Inc. (a)	110,000	6,048,900
Psychiatric Solutions, Inc. *	127,500	4,224,075
United Surgical Partners International, Inc. *	86,500	3,062,965
VCA Antech, Inc. *	192,500	5,482,400
WellCare Health Plans, Inc. *	77,500	3,521,600

		26,313,260

Hotels & Motels — 0.2%
Orient-Express Hotels Ltd. (Class “A” Stock) (Bermuda)	41,500	1,628,045

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	52,500	2,486,925
Hilton Hotels Corp.	170,000	4,328,200
Marriott International, Inc. (Class “A” Stock)	102,500	7,031,500

		13,846,625

Industrial Products — 2.9%
Donaldson Co., Inc.	90,000	3,041,100
Fastenal Co. (a)	257,500	12,190,050
Precision Castparts Corp.	117,500	6,979,500

		22,210,650

Insurance — 0.4%
Genworth Financial, Inc. (Class “A” Stock)	90,700	3,032,101

Internet Services — 0.4%
eBay, Inc. *	75,000	2,929,500

Machinery — 0.5%
Caterpillar, Inc.	52,500	3,770,025

Machinery & Equipment — 2.4%
Rockwell Automation, Inc.	120,000	8,629,200
Terex Corp. *	41,800	3,312,232
WW Grainger, Inc.	85,000	6,404,750

		18,346,182

Manufacturing — 0.9%
Danaher Corp.	110,000	6,990,500

Media — 0.5%
Time Warner, Inc. *	230,500	3,870,095

Medical Supplies & Equipment — 7.7%
Bard (C.R.), Inc.	75,000	5,085,750

Cytyc Corp. *	290,000	8,172,200
Gen-Probe, Inc.	70,000	3,858,400
Hologic, Inc. *(a)	103,200	5,712,120
IDEXX Laboratories, Inc.	22,700	1,960,372
Intuitive Surgical, Inc. (a)	26,000	3,068,000
Invitrogen Corp. *	70,000	4,909,100
Kyphon, Inc. *	192,500	7,161,000
PDL BioPharma, Inc. *(a)	100,000	3,280,000
ResMed, Inc. *	175,500	7,718,490
Varian Medical Systems, Inc. *	140,000	7,862,400

		58,787,832

Metals & Mining — 0.8%
Alpha Natural Resources, Inc. *	52,100	1,205,594
Phelps Dodge Corp.	65,000	5,234,450

		6,440,044

Oil, Gas & Consumable Fuels — 8.4%
Denbury Resources, Inc.	218,900	6,932,563
EXCO Resources, Inc. *	120,000	1,503,600
GlobalSantaFe Corp.	135,000	8,201,250
Maverick Tube Corp. *(a)	100,000	5,299,000
National-Oilwell Varco, Inc. *	155,600	9,977,072
Quicksilver Resources, Inc. *(a)	90,000	3,479,400
Range Resources Corp.	260,500	7,114,255
Smith International, Inc.	170,000	6,623,200
Western Oil Sands, Inc. (Class “A” Stock)	155,000	4,358,600
XTO Energy, Inc.	240,000	10,456,800

		63,945,740

Pharmaceuticals — 4.3%
Gilead Sciences, Inc. *	150,000	9,333,000
Johnson & Johnson	70,000	4,145,400
MedImmune, Inc. *	31,500	1,152,270
Novartis AG, ADR (Switzerland)	63,100	3,498,264
Sanofi-Aventis, ADR (France)	66,500	3,155,425
Schering-Plough Corp.	151,600	2,878,884
Teva Pharmaceutical Industries Ltd., ADR (Israel)	73,983	3,046,620
Vertex Pharmaceuticals, Inc. (a)	144,000	5,268,960

		32,478,823

Retail & Merchandising — 5.1%
Ann Taylor Stores Corp. (a)	180,000	6,622,200
CVS Corp.	88,700	2,649,469
Kohl’s Corp. *	44,300	2,348,343
Michaels Stores, Inc. *	115,000	4,321,700
Nordstrom, Inc.	215,000	8,423,700
Shoppers Drug Mart Corp.	162,500	6,163,625
Tiffany & Co. (a)	70,000	2,627,800
Whole Foods Market, Inc. (a)	90,000	5,979,600

		39,136,437

Semiconductors — 6.2%
Advanced Mirco Devices, Inc. *	184,400	6,114,704
Analog Devices, Inc.	96,500	3,694,985
Broadcom Corp., (Class “A” Stock) *	120,000	5,179,200

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Linear Technology Corp. (a)	102,500	$3,595,700
Marvell Technology Group Ltd. (Bermuda) *	137,500	7,438,750
MEMC Electronic Materials, Inc. *(a)	203,500	7,513,220
Microchip Technology, Inc. (a)	200,000	7,260,000
National Semiconductor Corp.	110,000	3,062,400
Varian Semiconductor Equipment Associates, Inc. *(a)	127,500	3,580,200

		47,439,159

Telecommunications — 7.7%
ADC Telecommunications, Inc. (a)	74,000	1,893,660
American Tower Corp., (Class “A” Stock) (a)	265,137	8,038,954
CommScope, Inc.	55,500	1,584,525
Comverse Technology, Inc. *	121,500	2,858,895
Dobson Communications Corp. (Class “A” Stock) *(a)	300,000	2,406,000
Harris Corp.	71,000	3,357,590
Leap Wireless International, Inc. *	220,000	9,589,800
Motorola, Inc.	166,300	3,809,933
NeuStar, Inc. (Class “A” Stock)	52,500	1,627,500
Nextel Partners, Inc. (Class “A” Stock) *	142,400	4,032,768
NII Holdings, Inc. *(a)	258,700	15,255,539
Tellabs, Inc. *	181,500	2,885,850
VeriFone Holdings, Inc. *	55,000	1,665,950

		59,006,964

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	126,000	6,185,340
UTI Worldwide, Inc. (British Virgin Islands)	97,500	3,081,000

		9,266,340

Utilities — 3.0%
General Electric Co.	140,000	4,869,200
Jabil Circuit, Inc. *	138,800	5,948,968
Peabody Energy Corp.	192,200	9,688,802
The Mirant Corp. (a)	100,000	2,500,000

		23,006,970

TOTAL LONG-TERM INVESTMENTS (cost $564,290,468)		756,511,261

SHORT-TERM INVESTMENT — 20.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $152,918,335; includes $142,397,584 of cash collateral for securities on loan)(b)(w)	152,918,336	152,918,336

TOTAL INVESTMENTS — 119.0% (cost $717,208,803) (p)		909,429,597
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.0)%		(145,498,740)

NET ASSETS — 100.0%		$763,930,857

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $137,614,159; cash collateral of $142,397,584 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $717,686,878; accordingly, net unrealized appreciation on investments for federal income tax purposes was $191,742,719 (gross unrealized appreciation - $195,456,398; gross unrealized depreciation - $3,713,679). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Automotive Parts — 1.8%
Advance Auto Parts, Inc. *	613,050	$25,527,402

Beverages — 1.2%
Constellation Brands, Inc. (Class “A” Stock) (a)	722,500	18,098,625

Computer Hardware — 1.2%
Lexmark International, Inc., (Class “A” Stock) *(a)	398,400	18,079,392

Computer Software — 1.3%
Activision, Inc. *(a)	1,374,700	18,957,113

Conglomerates — 1.6%
Johnson Controls, Inc.	315,700	23,971,101

Construction — 13.6%
Beazer Homes USA, Inc. (a)	151,700	9,966,690
Centex Corp. (a)	488,100	30,257,319
Chicago Bridge & Iron Co. NV (Netherlands)	954,300	22,903,200
Hovnanian Enterprises, Inc. (Class “A” Stock) *(a)	608,100	26,713,833
KB Home (a)	363,600	23,626,728
Lennar Corp. (Class “A” Stock)	526,700	31,802,146
NVR, Inc. *(a)	29,500	21,799,025
Pulte Homes, Inc.	779,800	29,959,916

		197,028,857

Consumer Products & Services — 2.7%
Jarden Corp. *(a)	584,700	19,207,395
Whirlpool Corp. (a)	215,200	19,684,344

		38,891,739

Education — 1.4%
Career Education Corp. (a)	533,653	20,134,728

Energy Services — 1.0%
NRG Energy, Inc. *(a)	312,400	14,126,728

Entertainment & Leisure — 1.5%
Harley-Davidson, Inc.	416,700	21,618,396

Financial - Bank & Trust — 1.9%
Hudson City Bancorp, Inc.	2,048,600	27,225,894

Financial Services — 3.1%
AMBAC Financial Group, Inc.	38,050	3,028,780
Bear Stearns Cos., Inc. (a)	128,700	17,850,690
IndyMac Bancorp, Inc. (a)	577,100	23,620,703

		44,500,173

Healthcare Services — 4.0%
Coventry Health Care, Inc. *	360,450	19,457,091
LifePoint Hospitals, Inc. *	47,900	1,489,690
Omnicare, Inc. (a)	424,800	23,359,752

Triad Hospitals, Inc. *	330,300	13,839,570

		58,146,103

Industrial Products — 1.1%
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	395,900	16,544,661

Insurance — 3.1%
Endurance Specialty Holdings Ltd. (Bermuda)	679,800	22,127,490
PMI Group, Inc. (The)	513,300	23,570,736

		45,698,226

Internet Services — 2.2%
Check Point Software Technologies Ltd. *	1,053,400	21,089,068
McAfee, Inc. *(a)	445,000	10,826,850

		31,915,918

Machinery & Equipment — 5.1%
Eaton Corp.	219,900	16,046,103
Manitowoc Company, Inc.	223,800	20,399,370
Terex Corp. *	471,800	37,385,432

		73,830,905

Metals & Mining — 9.3%
Arch Coal, Inc. (a)	397,300	30,170,962
Joy Global, Inc.	480,500	28,719,485
Peabody Energy Corp.	631,800	31,849,038
Phelps Dodge Corp.	404,600	32,582,438
Timken Co.	383,200	12,365,864

		135,687,787

Oil & Gas — 16.1%
Canadian Natural Resources Ltd.	681,800	37,764,902
Denbury Resources, Inc.	1,248,200	39,530,494
Kerr-McGee Corp.	7,600	725,648
National Fuel Gas Co.	448,400	14,671,648
Quicksilver Resources, Inc. *(a)	679,950	26,286,867
Southwestern Energy Co. *	636,700	20,495,373
Sunoco, Inc.	204,400	15,855,308
Talisman Energy, Inc. (Canada)	540,800	28,759,744
Williams Cos., Inc.	1,055,800	22,583,562
XTO Energy, Inc.	611,709	26,652,161

		233,325,707

Pharmaceuticals — 1.3%
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	395,500	18,386,795

Real Estate Investment Trust — 4.6%
Colonial Properties Trust (a)	314,700	15,775,911
Developers Diversified Realty Corp.	441,200	24,155,700

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Real Estate Investment Trust (cont’d.)
iStar Financial, Inc.	400,500	$15,331,140
Trizec Properties, Inc.	431,200	11,094,776

		66,357,527

Retail & Merchandising — 6.8%
Aeropostale, Inc. *	337,300	10,172,968
Foot Locker, Inc.	440,200	10,511,976
Hot Topic, Inc. *(a)	896,526	12,999,627
NBTY, Inc. *	1,060,400	23,880,208
Ross Stores, Inc.	636,600	18,582,354
TJX Cos., Inc.	904,700	22,454,654

		98,601,787

Semiconductors — 0.7%
International Rectifier Corp. *(a)	262,800	10,887,804

Technology - Computer Software — 1.0%
Take-Two Interactive Software, Inc. *(a)	802,400	14,972,784

Telecommunications — 2.2%
Arris Group, Inc. *	1,150,800	15,835,008
Avaya, Inc. *(a)	1,451,600	16,403,080

		32,238,088

Transportation — 3.1%
Frontline Ltd. (a)	427,800	14,327,022
General Maritime Corp.	357,400	11,915,716
Overseas Shipholding Group, Inc.	117,900	5,650,947
Ship Finance International Ltd.	64,590	1,108,364
Teekay Shipping Corp. (a)	326,900	12,118,183

		45,120,232

Utilities — 5.8%
DPL, Inc. (a)	808,700	21,834,900
Edison International *	345,500	14,227,690
The Mirant Corp. *(a)	708,500	17,712,500

	Shares	Value

COMMON STOCKS (Continued)
Utilities (cont’d.)
TXU Corp.	684,900	$30,656,124

		84,431,214

TOTAL LONG-TERM INVESTMENTS (cost $1,236,394,531)		1,434,305,686

SHORT-TERM INVESTMENT — 23.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $333,299,119; includes $317,711,156 of cash collateral for securities on loan)(b)(w)	333,299,119	333,299,119

TOTAL INVESTMENTS — 121.7% (cost $1,569,693,650) (p)		1,767,604,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.7)%		(314,833,721)

NET ASSETS — 100.0%		$1,452,771,084

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $306,589,136; cash collateral of $317,711,156 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $1,571,706,733; accordingly, net unrealized appreciation on investments for federal income tax purposes was $195,898,072 (gross unrealized appreciation - $233,195,626; gross unrealized depreciation - $37,297,554). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace & Defense — 0.8%
General Dynamics Corp.	20,200	$1,292,396

Business Services — 2.0%
URS Corp. *	76,400	3,075,100

Cable Television — 0.7%
Cablevision Systems New York Group (Class “A” Stock) *	38,700	1,033,290

Chemicals — 0.7%
Eastman Chemical Co.	15,700	803,526
Tronox, Inc. (Class “B” Stock) *	1,573	26,722
Valspar Corp.	10,300	287,061

		1,117,309

Clothing & Apparel — 2.0%
VF Corp.	55,600	3,163,640

Commercial Banks — 0.6%
North Fork Bancorp, Inc.	34,300	988,869

Commercial Services — 1.0%
Education Management Corp. *	36,900	1,535,040

Communication Equipment — 0.7%
Avaya, Inc. *(a)	90,700	1,024,910

Computer Hardware — 2.8%
Affiliated Computer Services, Inc. (Class “A” Stock) *	15,900	948,594
Ansys, Inc. *	20,000	1,083,000
Cadence Design Systems, Inc. *	128,700	2,379,663

		4,411,257

Computer Services & Software — 3.9%
Autodesk, Inc. *	29,300	1,128,636
Computer Sciences Corp. *	60,000	3,333,000
Hyperion Solution, Corp.	48,450	1,579,470

		6,041,106

Construction — 2.9%
D.R. Horton, Inc.	56,500	1,876,930
Hovnanian Enterprises, Inc. (Class “A” Stock) *	21,900	962,067
Pulte Homes, Inc.	45,100	1,732,742

		4,571,739

Consumer Products & Services — 0.7%
Scotts Co. (The) (Class “A” Stock)	25,400	1,162,304

Containers & Packaging — 1.6%
Sonoco Products Co.	71,800	2,431,866

Diversified — 2.0%
AptarGroup, Inc.	57,200	3,160,300

Diversified Financial Services — 0.8%
CIT Group, Inc.	22,500	1,204,200

Drugs & Healthcare — 1.5%
IMS Health, Inc.	91,600	$2,360,532

Drugs & Medicine — 0.8%
Coventry Health Care, Inc. *	22,700	1,225,346

Electronic Components — 3.3%
Flextronics International Ltd. *	334,000	3,456,900
Harman International Industries, Inc. (a)	15,000	1,666,950

		5,123,850

Environmental Services — 2.0%
Allied Waste Industries, Inc. *(a)	147,800	1,809,072
Republic Services, Inc.	32,100	1,364,571

		3,173,643

Exchange Traded Fund — 2.1%
IShares Russell Midcap Value Index Fund (a)	24,400	3,254,960

Financial - Bank & Trust — 3.0%
Astoria Financial Corp.	48,900	1,513,944
Compass Banshares, Inc.	61,600	3,117,576

		4,631,520

Financial - Brokerage — 0.7%
Edwards, (A.G.), Inc.	21,600	1,076,976

Financial Services — 2.4%
Eaton Vance Corp.	41,200	1,128,056
Jefferies Group, Inc.	23,500	1,374,750
Raymond James Financial, Inc.	44,100	1,303,596

		3,806,402

Food — 2.0%
Hormel Foods Corp. *	91,500	3,092,700

Health Care Equipment & Supplies — 0.6%
Cooper Cos., Inc. (The) (a)	16,600	896,898

Health Care Providers & Services — 1.4%
Covance, Inc. *	37,300	2,191,375

Hotels, Restaurants & Leisure — 1.7%
International Game Technology (a)	43,100	1,517,982
Yum! Brands, Inc. (a)	22,400	1,094,464

		2,612,446

Insurance — 5.8%
Lincoln National Corp.	41,900	2,287,321
Old Republic International Corp.	145,925	3,184,083
Protective Life Corp.	27,200	1,352,928
Safeco Corp.	44,900	2,254,429

		9,078,761

Insurance - Health Insurance — 0.5%
CIGNA Corp.	6,400	835,968

AST MID-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Internet Services — 0.5%
Check Point Software Technologies Ltd. (Israel) *(a)	38,200	$764,764

Machinery — 1.2%
Cummins, Inc. (a)	17,700	1,860,270

Machinery & Equipment — 1.8%
Eaton Corp.	34,100	2,488,277
Snap-on, Inc.	7,900	301,148

		2,789,425

Manufacturing — 0.9%
Harsco Corp.	16,700	1,379,754

Medical Products — 1.0%
Express Scripts, Inc. *	17,800	1,564,620

Medical Supplies & Equipment — 3.4%
Bard (C.R.), Inc.	13,200	895,092
Beckman Coulter, Inc.	30,000	1,637,100
Biomet, Inc.	36,900	1,310,688
Forest Laboratories, Inc. *	34,200	1,526,346

		5,369,226

Oil, Gas & Consumable Fuels — 7.5%
Chesapeake Energy Corp.	23,200	728,712
Houston Exploration Co. *	17,300	911,710
Kerr-McGee Corp.	7,800	744,744
Keyspan Energy.	20,800	850,096
Newfield Exploration Co. *	32,400	1,357,560
Noble Corp. (Cayman Islands)	19,500	1,581,450
Pioneer Natural Resources Co.	28,500	1,261,125
Questar Corp.	39,500	2,766,975
XTO Energy, Inc.	35,400	1,542,378

		11,744,750

Pharmaceuticals — 2.2%
Barr Pharmaceuticals, Inc. *	28,700	1,807,526
Medco Health Solutions, Inc. *	28,900	1,653,658

		3,461,184

Printing & Publishing — 1.0%
Donnelley, (R.R.) & Sons Co.	48,700	1,593,464

Real Estate Investment Trust — 4.9%
Apartment Investment & Management Co. (Class “A” Stock)	32,700	1,533,630
Boston Properties, Inc.	16,400	1,529,300
Duke Realty Corp.	81,900	3,108,105
Simon Property Group, Inc.	18,300	1,539,762

		7,710,797

Restaurants — 3.5%
Brinker International, Inc.	21,200	895,700
Darden Restaurants, Inc.	111,400	4,570,742

		5,466,442

Retail & Merchandising — 5.8%
Borders Group, Inc.	95,600	2,412,944
Federated Department Stores, Inc.	22,900	1,671,700

Guitar Center, Inc. *	20,100	958,770
Michaels Stores, Inc.	35,900	1,349,122
Ruddick Corp.	65,600	1,594,736
TJX Cos., Inc.	41,700	1,034,994

		9,022,266

Semi-Conductors — 0.6%
International Rectifier Corp. *(a)	24,700	1,023,321

Telecommunications — 3.6%
American Tower Corp., (Class “A” Stock) *(a)	59,500	1,804,040
Corning, Inc. *	113,100	3,043,521
Plantronics, Inc.	23,400	829,062

		5,676,623

Thrifts & Mortgage Finance — 0.9%
Countrywide Financial Corp.	36,700	1,346,890

Transportation — 2.8%
GATX Corp.	19,200	792,768
Union Pacific Corp.	15,200	1,418,920
Werner Enterprises, Inc. *	115,400	2,119,898

		4,331,586

Utilities — 2.5%
Consol Energy, Inc.	10,800	800,928
Idacorp, Inc.	98,000	3,186,960

		3,987,888

Utilities - Electrical Utilities — 2.0%
Pinnacle West Capital Corp.	78,300	3,061,530

TOTAL LONG-TERM INVESTMENTS
(cost $143,762,418)		151,729,503

SHORT-TERM INVESTMENT — 11.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $18,241,820; includes $13,695,030 of cash collateral for securities on loan)(b)(w)	18,241,820	18,241,820

TOTAL INVESTMENTS — 108.8%
(cost $162,004,238) (p)		169,971,323

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(13,695,030)

NET ASSETS — 100.0%		$156,276,293

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $13,211,692; cash collateral of $13,695,030 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

AST MID-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $162,018,335; accordingly, net unrealized appreciation on investments for federal income tax purposes was $7,952,988 (gross unrealized appreciation - $10,946,014; gross unrealized depreciation - $2,993,026). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS – 96.4%
COMMON STOCKS
Building & Real Estate — 0.3%
Saint Joe Co. (The) (a)	24,900	$1,564,716

Chemicals — 3.6%
Dow Chemical Co.	92,100	3,739,260
DuPont, (E.I.) de Nemours & Co.	72,900	3,077,109
Nova Chemicals Corp. (a) (Canada)	74,100	2,111,850
Potash Corp. of Saskatchewan, Inc. (Canada)	103,400	9,108,506

		18,036,725

Construction — 0.9%
Technip SA (France)	64,400	4,358,734

Containers & Packaging — 0.9%
Smurfit-Stone Container Corp. *	313,562	4,255,036

Diversified Metals — 3.4%
Companhia Vale Do Rio Doce, ADR (Brazil)	68,800	3,338,864
Inco Ltd. (a) (Canada)	188,800	9,419,232
Nucor Corp.	41,900	4,390,701

		17,148,797

Energy Services — 3.9%
Duke Energy Corp.	80,600	2,349,490
Dynegy, Inc. (Class “A” Stock) *	158,400	760,320
Edison International *	36,300	1,494,834
NRG Energy, Inc. *	95,000	4,295,900
Peabody Energy Corp.	124,600	6,281,086
W-H Energy Services, Inc. *	99,700	4,435,653

		19,617,283

Exploration & Production — 7.9%
Devon Energy Corp.	122,414	7,488,065
Dresser Rand Group, Inc. *	53,500	1,329,475
Encore Acquisition Co. *	132,300	4,101,300
Murphy Oil Corp.	220,800	11,000,256
Nexen, Inc. (Canada)	29,900	1,645,696
Royal Dutch Shell PLC, ADR	223,400	13,908,884

		39,473,676

Gas Transmission & Distribution — 0.3%
NiSource, Inc. *	83,200	1,682,304

Integrated Petroleum — 12.2%
Baker Hughes, Inc.	175,400	11,997,360
BP PLC, ADR (United Kingdom)	146,400	10,092,816
ChevronTexaco Corp.	55,956	3,243,769
Eni SpA, ADR (a) (Italy)	100,000	5,698,000
Exxon Mobil Corp.	227,900	13,869,994
Lukoil, ADR (Russia)	56,200	4,675,840

Total Fina SA, ADR (a) (France)	87,000	11,460,510

		61,038,289

Machinery & Equipment — 7.7%
Caterpillar, Inc.	67,700	4,861,537
Cooper Cameron Corp. *	303,800	13,391,504
Deere & Co.	73,800	5,833,890
Finning International, Inc. (Canada)	42,100	1,391,497
Grant Prideco, Inc. *	162,400	6,957,216
Terex Corp. *	73,500	5,824,140

		38,259,784

Metals & Mining — 12.5%
Alcan, Inc. (Canada)	189,100	8,647,543
Arch Coal, Inc. (a)	125,600	9,538,064
BHP Billiton Ltd. (Australia)	539,800	10,820,423
International Coal Group, Inc. *(a)	268,300	2,613,242
Mechel, ADR *(a) (Russia)	94,300	2,423,510
Metal Management, Inc.	69,800	2,209,170
Newmont Mining Corp. (a)	146,726	7,613,612
Rio Tinto PLC (United Kingdom)	149,300	7,579,523
Schnitzer Steel Industries, Inc. (Class “A” Stock)	63,800	2,733,830
Teck Cominco Ltd. (Class ‘‘B’’ Stock) (Canada)	125,900	8,100,406

		62,279,323

Oil & Gas — 16.1%
Bill Barrett Corp. *	59,700	1,945,623
Diamond Offshore Drilling, Inc. (a)	160,700	14,382,650
Halliburton Co. (a)	26,200	1,913,124
Helmerich & Payne, Inc.	25,200	1,759,464
Key Energy Services, Inc. *	51,000	777,750
Mol Magyar Olaj-Es Gazipari Rt. GDR. (Hungary)	15,600	1,584,960
Nabors Industries Ltd. *	53,100	3,800,898
Neste Oil Oyj Ltd. * (Finland)	43,600	1,498,984
Petroleo Brasileiro SA, ADR (Brazil)	40,000	3,194,000
Schlumberger Ltd.	133,200	16,859,124
Statoil ASA (Norway)	387,900	11,186,691
Transocean, Inc. * (Cayman Island)	147,900	11,876,370
Valero Energy Corp.	77,934	4,658,895
Williams Cos., Inc.	244,000	5,219,160

		80,657,693

Paper & Forest Products — 4.9%
Bowater, Inc. (a)	68,300	2,020,314
Domtar, Inc. (a)	251,300	1,791,769
International Paper Co.	206,400	7,135,248
Kimberly-Clark Corp.	56,100	3,242,580
MeadWestvaco Corp.	62,500	1,706,875
Potlatch Corp.	78,300	3,354,372

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Weyerhaeuser Co.	71,500	$5,178,745

		24,429,903

Petroleum Exploration & Production — 16.9%
Anadarko Petroleum Corp.	37,700	3,808,077
BG Group PLC (United Kingdom)	346,500	4,331,476
BJ Services Co.	278,400	9,632,640
Burlington Resources, Inc.	113,500	10,431,785
Canadian Natural Resources Ltd. (China)	243,600	13,493,004
ConocoPhillips (a)	163,878	10,348,896
EOG Resources, Inc.	104,800	7,545,600
FMC Technologies, Inc. *	75,500	3,867,110
Newfield Exploration Co. *	21,200	888,280
Noble Corp. (a) (Cayman Island)	104,600	8,483,060
Smith International, Inc.	269,100	10,484,136
XTO Energy, Inc.	27,476	1,197,129

		84,511,193

Precious Metals — 1.4%
Meridian Gold, Inc. *	239,100	7,089,315

Railroads — 0.7%
Burlington North Santa Fe Corp.	42,400	3,533,192

Real Estate Investment Trust — 2.8%
AMB Property Corp.	48,100	2,610,387
Archstone-Smith Trust	46,000	2,243,420
Boston Properties, Inc.	25,500	2,377,875
Camden Property Trust	31,000	2,233,550
Duke-Weeks Realty Corp.	42,730	1,621,604
ProLogis	32,715	1,750,252
Simon Property Group, Inc.	11,100	933,954

		13,771,042

TOTAL LONG-TERM INVESTMENTS (cost $351,741,361)		481,707,005

SHORT-TERM INVESTMENTS – 18.6%
AFFILIATED MONEY MARKET MUTUAL FUND– 17.8%
Dryden Core Investment Fund - Taxable Money Market Series (cost $89,013,369; includes $73,241,762 of cash collateral for securities on loan)(b)(w)	89,013,369	89,013,369

		Principal
Interest	Maturity	Amount
Rate	Date	(000)

COMMERCIAL PAPER — 0.8%
Alpine Security Corp., 144A(h) (cost $3,998,980; purchased 03/06/06)
4.59%	04/05/06	4,000	3,998,980

TOTAL SHORT-TERM INVESTMENTS (cost $93,012,349)			93,012,349

TOTAL INVESTMENTS — 115.0% (cost $444,753,710) (p)			574,719,354

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.0)%			(74,843,852)

NET ASSETS — 100.0%			$499,875,502

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $70,064,690; cash collateral of $73,241,762 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $3,984,700. The aggregate market value of $3,998,980 is approximately 0.80% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(p)

The United States federal income tax basis of the Portfolio’s investments was $446,297,462; accordingly, net unrealized appreciation on investments for federal income tax purposes was $128,421,892 (gross unrealized appreciation - $130,669,798; gross unrealized depreciation - $2,247,906). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Advertising — 4.6%
Lamar Advertising Co. (Class “A” Stock) *	236,000	$12,418,320
Sepracor, Inc. *(a)	86,800	4,236,708
SLM Corp. (a)	266,000	13,816,040

		30,471,068

Aerospace — 1.0%
General Dynamics Corp.	108,000	6,909,840

Airlines — 2.0%
Southwest Airlines Co.	741,500	13,339,585

Broadcasting — 0.4%
Scripps, (E.W.) Co. (Class “A” Stock)	54,700	2,445,637

Business Services — 1.6%
Accenture Ltd. (Class “A” Stock)	354,800	10,668,836

Cable Television — 0.4%
Rogers Communications, Inc. (Class “B” Stock) (Canada)	70,900	2,704,835

Computer Hardware — 2.2%
Dell, Inc. *	501,600	14,927,616

Computer Services & Software — 11.0%
Automatic Data Processing, Inc.	212,100	9,688,728
EMC Corp. *	806,800	10,996,684
Microsoft Corp.	1,012,500	27,550,125
NAVTEQ Corp. *(a)	182,500	9,243,625
Oracle Corp. *	775,800	10,620,702
Red Hat, Inc. *	192,500	5,386,150

		73,486,014

Consumer Staples - Home Products — 1.4%
Harman International Industries, Inc.	86,000	9,557,180

Electronic Components & Equipment — 5.0%
General Electric Co.	959,100	33,357,498

Electronics — 1.4%
Garmin Ltd. (a)	116,100	9,221,823

Entertainment & Leisure — 2.9%
International Game Technology (a)	279,600	9,847,512
Wynn Resorts Ltd. *(a)	121,900	9,368,015

		19,215,527

Farming & Agriculture — 1.0%
Monsanto Co.	77,400	6,559,650

Financial Services — 6.5%
E*trade Group Corp. *(a)	228,200	6,156,836
Franklin Resources, Inc.	77,400	7,294,176
Legg Mason, Inc.	58,200	7,294,206
Morgan Stanley Dean Witter & Co.	63,700	4,001,634

State Street Corp.	311,000	18,793,730

		43,540,582

Food — 1.6%
Sysco Corp.	329,000	10,544,450

Healthcare Services — 6.7%
Caremark Rx, Inc. *	229,000	11,262,220
Humana, Inc. *	172,100	9,061,065
UnitedHealth Group, Inc.	434,700	24,282,342

		44,605,627

Internet Services — 7.1%
eBay, Inc. *	198,400	7,749,504
Google, Inc. (Class “A” Stock) *	35,100	13,689,000
Juniper Networks, Inc. *	692,700	13,244,424
Yahoo!, Inc. *	398,000	12,839,480

		47,522,408

Manufacturing — 2.5%
Danaher Corp.	265,400	16,866,170

Media — 1.2%
Viacom, Inc. (Class “B” Stock) *	213,500	8,283,800

Medical Supplies & Equipment — 5.3%
Alcon, Inc. (Switzerland)	35,900	3,742,934
Amgen, Inc. *	145,600	10,592,400
Medtronic, Inc.	271,300	13,768,475
St. Jude Medical, Inc. *	181,900	7,457,900

		35,561,709

Oil & Gas — 2.0%
Schlumberger Ltd.	50,700	6,417,099
Transocean, Inc. (Cayman Islands) *	84,200	6,761,260

		13,178,359

Pharmaceuticals — 3.8%
Cardinal Health, Inc.	98,900	7,370,028
Genentech, Inc. *(a)	111,900	9,456,669
Gilead Sciences, Inc. *	133,100	8,281,482

		25,108,179

Retail & Merchandising — 9.1%
Amazon.Com, Inc. *(a)	206,000	7,521,060
Kohl’s Corp. *	280,900	14,890,509
PETsMart, Inc.	231,600	6,517,224
Target Corp.	109,400	5,689,894
Wal-Mart Stores, Inc.	317,200	14,984,528
Walgreen Co.	260,600	11,239,678

		60,842,893

Semiconductors — 11.6%
Analog Devices, Inc.	434,300	16,629,347
Applied Materials, Inc. *	545,700	9,555,207
Intel Corp.	394,000	7,623,900
Marvell Technology Group Ltd. (Bermuda) *(a)	166,900	9,029,290
Maxim Integrated Products, Inc.	371,900	13,816,085

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Texas Instruments, Inc.	213,000	$6,916,110
Xilinx, Inc. (a)	532,500	13,557,450

		77,127,389

Telecommunications — 3.7%
American Tower Corp., (Class “A” Stock) *(a)	486,600	14,753,712
Corning, Inc. *	374,200	10,069,722

		24,823,434

TOTAL LONG – TERM INVESTMENTS (cost $627,443,193)		640,870,109

SHORT-TERM INVESTMENT – 17.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $115,196,458; includes $11,740,219 of cash collateral for securities on loan)(b)(w)	115,196,458	115,196,458

TOTAL INVESTMENTS — 113.2% (cost $742,639,651) (p)		756,066,567

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.2)%		(88,248,549)

NET ASSETS — 100.0%		$667,818,018

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $11,499,061; cash collateral of $11,740,219 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $744,227,041; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,839,526 (gross unrealized appreciation - $25,693,695; gross unrealized depreciation - $13,854,169). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS – 96.4%
COMMON STOCKS
Aerospace — 1.8%
United Technologies Corp.	167,560	$9,713,453

Apparel/Shoes — 0.7%
Chico’s FAS, Inc. *	88,700	3,604,768

Beverages — 1.0%
PepsiCo, Inc.	91,920	5,312,057

Business Services — 1.6%
Accenture Ltd. (Class “A” Stock) *	50,900	1,530,563
Amdocs Ltd. *(a)	194,410	7,010,425

		8,540,988

Chemicals — 0.4%
Praxair, Inc. *	43,920	2,422,188

Clothing & Apparel — 1.6%
NIKE, Inc. (Class “B” Stock)	100,150	8,522,765

Commercial Banks — 1.3%
UBS AG	62,561	6,872,040

Computer Hardware — 2.3%
Apple Computer, Inc. *	30,120	1,889,127
Dell, Inc. *	222,420	6,619,219
Hewlett-Packard Co.	125,600	4,132,240

		12,640,586

Computer Services — 3.1%
EMC Corp. *	540,270	7,363,880
First Data Corp.	204,500	9,574,690

		16,938,570

Computers — 0.5%
Sandisk Corp.	48,100	2,766,712

Conglomerates — 5.3%
3M Co.	35,470	2,684,724
Danaher Corp.	76,000	4,829,800
General Electric Co.	528,940	18,396,533
Textron, Inc.	32,500	3,035,175

		28,946,232

Consumer Products & Services — 2.0%
Procter & Gamble Co.	185,000	10,659,700

Electronic Components & Equipment — 0.9%
Harman International Industries, Inc. (a)	45,660	5,074,196

Entertainment & Leisure — 2.0%
Carnival Corp.	20,450	968,716
International Game Technology Group, Inc.	200,100	7,047,522

Las Vegas Sands Corp.	45,100	2,555,366

		10,571,604

Farming & Agriculture — 1.3%
Monsanto Co.	81,000	6,864,750

Financial - Securities/Asset Management — 0.5%
Affiliated Managers Group, Inc. *(a)	25,700	2,739,877

Financial Services — 5.3%
American Express Co.	155,909	8,193,018
Chicago Mercantile Exchange Holdings, Inc.	15,700	7,025,750
Countrywide Financial Corp.	36,300	1,332,210
Morgan Stanley Dean Witter & Co.	108,100	6,790,842
SLM Corp.	101,490	5,271,391

		28,613,211

Food — 0.7%
Sysco Corp.	126,400	4,051,120

Healthcare Services — 0.9%
Caremark Rx, Inc. *	43,100	2,119,658
UnitedHealth Group, Inc.	47,800	2,670,108

		4,789,766

Hotels & Motels — 2.3%
Harrah’s Entertainment, Inc.	111,600	8,700,336
Starwood Hotels & Resorts Worldwide, Inc.	54,700	3,704,831

		12,405,167

Insurance — 2.5%
ACE Ltd.	36,200	1,882,762
AFLAC, Inc.	70,500	3,181,665
American International Group, Inc.	32,320	2,136,029
WellPoint, Inc. *	84,600	6,550,578

		13,751,034

Internet Services — 2.8%
eBay, Inc. *	104,300	4,073,958
Google, Inc. (Class “A” Stock) *	13,980	5,452,200
Yahoo!, Inc. *	178,400	5,755,184

		15,281,342

Machinery & Equipment — 1.1%
Caterpillar, Inc. *	18,000	1,292,580
Rockwell Automation, Inc.	67,000	4,817,970

		6,110,550

Medical Supplies & Equipment — 9.2%
Advanced Medical Optics *(a)	95,040	4,432,666
Amgen, Inc. *	111,730	8,128,357
Bard (C.R.), Inc.	71,000	4,814,510
DENTSPLY International, Inc.	113,700	6,611,655
Genzyme Corp. *	180,880	12,158,754
Medtronic, Inc.	116,190	5,896,642

AST MFS GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)
Quest Diagnostics, Inc.	67,700	$3,473,010
St. Jude Medical, Inc. *	107,330	4,400,530

		49,916,124

Network/Hardware — 9.2%
Cisco Systems, Inc. *	707,460	15,330,658
Corning, Inc. *	487,570	13,120,509
Juniper Networks, Inc. *	141,000	2,695,920
Nokia Corp. (Class ‘‘A’’ Stock), ADR * (Norway)	196,600	4,073,552
Qualcomm, Inc.	290,460	14,700,180

		49,920,819

Oil & Gas — 3.9%
GlobalSantaFe Corp.	133,110	8,086,432
Transocean, Inc. (Cayman Islands) *	33,100	2,657,930
Weatherford International Ltd. (a)	232,400	10,632,300

		21,376,662

Pharmaceuticals — 9.1%
Allergan, Inc. (a)	37,100	4,025,350
Celgene Corp. *(a)	108,800	4,811,136
Gilead Sciences, Inc. *	92,050	5,727,351
Johnson & Johnson	137,268	8,129,011
Lilly, (Eli) & Co. (a)	95,840	5,299,952
Roche Holding AG (Switzerland)	55,340	8,239,553
Teva Pharmaceutical Industries Ltd., ADR (Israel)	135,510	5,580,302
Wyeth	150,110	7,283,337

		49,095,992

Pharmaceuticals - Manufacturing — 0.3%
Barr Pharmaceuticals, Inc.	21,700	1,366,666

Railroads — 0.1%
Norfolk Southern Corp.	10,000	540,700

Retail & Merchandising — 8.4%
Best Buy Co., Inc.	25,000	1,398,250
CVS Corp.	231,100	6,902,957
Home Depot, Inc.	209,100	8,844,930
Kohl’s Corp. *	185,020	9,807,910
Lowe’s Cos., Inc.	19,850	1,279,134
Staples, Inc.	159,200	4,062,784
Target Corp.	97,740	5,083,457
Wal-Mart Stores, Inc.	177,610	8,390,297

		45,769,719

Semiconductors — 3.4%
Analog Devices, Inc.	99,600	3,813,684
Intel Corp.	300,000	5,805,000
Marvell Technology Group Ltd. (Bermuda) *	26,300	1,422,830
Texas Instruments, Inc.	154,200	5,006,874

Xilinx, Inc. (a)	103,110	2,625,181

		18,673,569

Software — 6.8%
Adobe Systems, Inc.	216,200	7,549,704
Electronic Arts, Inc. *(a)	196,560	10,755,763
Microsoft Corp.	403,870	10,989,303
Oracle Corp. *	568,120	7,777,563

		37,072,333

Telecommunications — 2.3%
America Movil SA de CV (Class “L” Stock), ADR (Mexico)	159,860	5,476,804
NII Holdings, Inc. *	50,200	2,960,294
Sprint Corp.	157,700	4,074,968

		12,512,066

Transportation — 1.8%
FedEx Corp.	84,680	9,563,759

TOTAL LONG – TERM INVESTMENTS
(cost $500,251,055)		523,001,085

Interest Rate	Maturity Date	Principal Amount (000)	Value

SHORT-TERM INVESTMENTS - 11.3%
COMMERCIAL PAPER – 6.4%
Citigroup Funding, Inc.
4.83%	04/03/06	5,013	5,013,000
Goldman Sachs
4.83%	04/03/06	21,798	21,798,000
Thunder Bay Funding LLC, 144A (g) (cost $7,766,000; purchased 03/31/06)
4.85%	04/03/06	7,766	7,766,000

			34,577,000

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND – 4.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $26,620,921; includes $26,620,921 is cash collateral for securities on loan)(b)(w)	26,620,921	26,620,921

TOTAL SHORT-TERM INVESTMENTS
(cost $61,197,921)		61,197,921

TOTAL INVESTMENTS — 107.7%
(cost $561,448,976) (p)		584,199,006
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(41,681,168)

NET ASSETS — 100.0%		$542,517,838

The following abbreviations are used in portfolio descriptions:

AST MFS GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $25,730,989; cash collateral of $26,620,921 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(p)

The United States federal income tax basis of the Portfolio’s investments was $576,767,176; accordingly, net unrealized appreciation on investments for federal income tax purposes was $7,431,830 (gross unrealized appreciation - $15,070,118; gross unrealized depreciation - $7,638,288). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS
Aerospace — 4.4%
General Dynamics Corp.	1,203,120	$76,975,618
Lockheed Martin Corp.	575,100	43,207,263
United Technologies Corp.	584,696	33,894,827

		154,077,708

Automobile Manufacturers — 2.5%
Toyota Motor Corp. ADR (Japan)	804,268	87,584,785

Beverages — 0.5%
PepsiCo, Inc.	301,496	17,423,454

Clothing & Apparel — 0.7%
Coach, Inc. *	700,599	24,226,713

Construction — 3.0%
KB Home (a)	778,564	50,591,089
Lennar Corp. (Class “A” Stock) (a)	698,714	42,188,351
Toll Brothers, Inc. *	372,360	12,894,827

		105,674,267

Consumer Products & Services — 3.3%
Procter & Gamble Co.	2,014,513	116,076,239

Entertainment & Leisure — 4.6%
Las Vegas Sands Corp. (a)	980,578	55,559,550
Station Casinos, Inc.	190,776	15,141,891
Wynn Resorts Ltd. *(a)	1,185,639	91,116,357

		161,817,798

Farming & Agriculture — 0.3%
Monsanto Co.	134,427	11,392,688

Financial - Bank & Trust — 3.9%
UBS AG (Switzerland) (a)	1,238,959	136,248,321

Financial Services — 9.5%
Chicago Mercantile Exchange Holdings, Inc.	203,879	91,235,852
Goldman Sachs Group, Inc. (a)	455,205	71,448,977
Lehman Brothers Holdings, Inc. (a)	762,242	110,166,836
SLM Corp. (a)	1,212,075	62,955,176

		335,806,841

Food — 0.3%
Archer-Daniels-Midland Co.	351,868	11,840,358

Healthcare Services — 6.8%
Quest Diagnostics, Inc.	413,619	21,218,655
UnitedHealth Group, Inc.	3,911,972	218,522,756

		239,741,411

Hotels & Motels — 3.0%
Four Seasons Hotels, Inc. (Canada) (a)	545,714	27,667,700

MGM Mirage *(a)	1,807,351	77,878,754

		105,546,454

Insurance — 1.4%
Genworth Financial, Inc. (Class “A” Stock)	550,884	18,416,052
Progressive Corp.	288,745	30,104,554

		48,520,606

Machinery & Equipment — 3.8%
Caterpillar, Inc. *	1,450,555	104,164,354
Deere & Co.	369,458	29,205,655

		133,370,009

Medical Supplies & Equipment — 4.5%
Genzyme Corp. *	621,792	41,796,858
Medtronic, Inc.	1,272,492	64,578,969
Zimmer Holdings, Inc. *	782,089	52,869,217

		159,245,044

Metals & Mining — 1.6%
Companhia Vale Do Rio Doce, ADR (Brazil)	653,457	31,712,268
Peabody Energy Corp.	475,904	23,990,321

		55,702,589

Oil & Gas — 3.5%
Halliburton Co. (a)	721,639	52,694,080
Schlumberger Ltd.	552,595	69,941,949

		122,636,029

Pharmaceuticals — 6.8%
Amylin Pharmaceuticals, Inc. *(a)	1,087,720	53,243,894
Genentech, Inc. *(a)	2,199,363	185,868,167

		239,112,061

Railroads — 5.5%
Burlington North Santa Fe Corp.	1,414,384	117,860,619
Union Pacific Corp.	830,293	77,507,851

		195,368,470

Real Estate Operating Company — 0.6%
Saint Joe Co. (The) (a)	340,876	21,420,648

Restaurants — 3.6%
Starbucks Corp. *	1,676,854	63,116,785
Yum! Brands, Inc. (a)	1,319,663	64,478,734

		127,595,519

Retail & Merchandising — 9.2%
CVS Corp. (a)	760,317	22,710,669
Home Depot, Inc.	1,886,922	79,816,801
Lowe’s Cos., Inc.	2,253,869	145,239,318
Target Corp.	1,023,949	53,255,587

AST MARSICO CAPITAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Walgreen Co.	532,627	$22,972,203

		323,994,578

Telecommunications — 8.2%
America Movil SA de CV ADR, (a) (Mexico)	1,354,899	46,418,840
Cisco Systems, Inc. *	1,684,505	36,503,223
Motorola, Inc.	4,224,580	96,785,128
Qualcomm, Inc.	2,142,813	108,447,766

		288,154,957

Transportation — 3.6%
FedEx Corp.	1,121,038	126,610,032

TOTAL LONG – TERM INVESTMENTS (cost $2,563,954,315)		3,349,187,579

SHORT-TERM INVESTMENT — 16.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $570,633,254; includes $400,228,470 of cash collateral for securities on loan) (b)(w)	570,633,254	570,633,254

TOTAL SHORT-TERM INVESTMENTS (cost $570,633,254)		570,633,254

TOTAL INVESTMENTS — 111.3% (cost $3,134,587,569) (p)		3,919,820,833

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.3)%		(397,715,750)

NET ASSETS — 100.0%		$3,522,105,083

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $388,769,786; cash collateral of $400,228,470 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $3,136,669,378; accordingly, net unrealized appreciation on investments for federal income tax purposes was $783,151,455 (gross unrealized appreciation - $797,626,560; gross unrealized depreciation - $14,475,105). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Beverages — 3.8%
PepsiCo, Inc.	491,410	$28,398,584

Biotechnology — 2.0%
Amgen, Inc. *	201,000	14,622,750

Broadcast & Cable/Satellite TV — 7.3%
Clear Channel Communications, Inc.	282,240	8,187,782
Univision Communications, Inc. (Class “A” Stock) *(a)	852,840	29,397,395
XM Satellite Radio Holdings, Inc. (Class “A” Stock) (a)	737,040	16,413,881

		53,999,058

Commercial Services — 7.3%
McGraw-Hill Cos., Inc.	816,014	47,018,726
Moody’s Corp.	107,656	7,693,098

		54,711,824

Computer Hardware — 0.9%
EMC Corp. *	481,694	6,565,489

Computer Services — 5.6%
First Data Corp.	895,800	41,941,356

Computer Software — 7.5%
Electronic Arts, Inc. *(a)	418,640	22,907,981
Microsoft Corp.	1,222,114	33,253,722

		56,161,703

Financials — 2.8%
Schwab, (Charles) Corp.	1,207,200	20,775,912

Foods — 1.5%
Wrigley, (Wm., Jr.) Co. *	223,445	11,440,384

Gaming/Lodging — 7.7%
Carnival Corp. (a)	282,050	13,360,709
Cendant Corp.	949,735	16,477,902
Harrah’s Entertainment, Inc.	356,153	27,765,688

		57,604,299

Internet & Online — 4.6%
Google, Inc. (Class “A” Stock) *	41,420	16,153,800
Yahoo!, Inc. *	568,000	18,323,680

		34,477,480

Medical Supplies & Equipment — 4.7%
Medtronic, Inc.	356,980	18,116,735
Stryker Corp.	385,800	17,106,372

		35,223,107

Movies & Entertainment — 3.6%
Time Warner, Inc. *	614,424	10,316,179
Viacom, Inc. (Class “B” Stock) *	421,280	16,345,664

		26,661,843

Networking/Telecom Equipment — 3.8%
Cisco Systems, Inc. *	818,950	17,746,647

Research in Motion Ltd. * (Canada)	123,400	10,474,192

		28,220,839

Oil & Gas — 3.3%
Suncor Energy, Inc.	313,760	24,165,795

Oil Well Services & Equipment — 6.6%
Baker Hughes, Inc.	199,000	13,611,600
Schlumberger Ltd.	278,090	35,197,851

		48,809,451

Pharmacy Benefit Manager — 4.3%
Caremark Rx, Inc. *	429,188	21,107,466
Medco Health Solutions, Inc. *	195,570	11,190,515

		32,297,981

Retailing — 3.9%
Lowe’s Cos., Inc.	234,350	15,101,514
Target Corp.	269,270	14,004,733

		29,106,247

Semiconductors — 5.6%
Linear Technology Corp. (a)	387,340	13,587,887
Qualcomm, Inc.	555,940	28,136,124

		41,724,011

Specialty Finance — 8.2%
American Express Co.	278,880	14,655,144
Freddie Mac	765,427	46,691,047

		61,346,191

Telecommunications — 3.9%
American Tower Corp., (Class “A” Stock) (a)	497,060	15,070,859
Crown Castle International Corp. *(a)	485,000	13,749,750

		28,820,609

TOTAL LONG-TERM INVESTMENTS (cost $626,873,435)		737,074,913

SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $86,133,957; includes $80,619,226 of cash collateral for securities on loan)(b)(w)	86,133,957	86,133,957

TOTAL INVESTMENTS — 110.5% (cost $713,007,392) (p)		823,208,870

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%		(78,143,022)

NET ASSETS — 100.0%		$745,065,848

*	Non-income producing security.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $77,656,338; cash collateral of $80,619,226 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $723,386,610; accordingly, net unrealized appreciation on investments for federal income tax purposes was $99,822,260 (gross unrealized appreciation - $122,174,156; gross unrealized depreciation - $22,351,896). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS - 95.3%
COMMON STOCKS
Aerospace—2.1%
Northrop Grumman Corp.	11,400	$778,506
Raytheon Co.	73,800	3,382,992

		4,161,498

Automotive Parts—0.9%
TRW Automotive Holdings Corp. *(a)	74,100	1,726,530

Banks—0.1%
City National Corp.	2,800	215,012

Beverages—1.4%
Pepsi Bottling Group, Inc.	75,300	2,288,367
PepsiAmericas, Inc.	17,600	430,320

		2,718,687

Broadcasting—1.3%
CBS Corp. (Class “B” Stock)	109,750	2,631,805

Chemicals—1.5%
Air Products & Chemicals, Inc.	18,000	1,209,420
Lyondell Chemical Co.	65,700	1,307,430
Praxair, Inc. *(a)	9,000	496,350

		3,013,200

Computer Hardware—1.8%
Hewlett-Packard Co.	105,800	3,480,820

Conglomerates—1.0%
Altria Group, Inc.	27,600	1,955,736

Consumer Products & Services—4.3%
Colgate-Palmolive Co.	37,200	2,124,120
Hasbro, Inc.	9,700	204,670
Loews Corp. - Carolina Group (a)	51,400	2,429,678
Newell Rubbermaid, Inc. (a)	59,600	1,501,324
Scotts Co. (The) (Class “A” Stock)	8,900	407,264
Whirlpool Corp. (a)	20,600	1,884,282

		8,551,338

Diversified Operations
Thornburg Mortgage Asset Corp.	3,400	92,004

Electronic Components & Equipment—1.1%
Agilent Technologies, Inc. *	32,500	1,220,375
Arrow Electronics, Inc. *	32,800	1,058,456

		2,278,831

Entertainment & Leisure—2.3%
Time Warner, Inc. *	277,400	4,657,546

Environmental Services—0.8%
Republic Services, Inc.	23,800	1,011,738
Waste Management, Inc.	17,000	600,100

		1,611,838

Financial - Bank & Trust—8.5%
Bank of America Corp.	55,700	2,536,578
BB&T Corp. *	11,800	462,560
Mellon Financial Corp.	24,900	886,440
Mercantile Bankshares Corp.	3,900	149,955
SunTrust Banks, Inc.	22,000	1,600,720
U.S. Bancorp	98,000	2,989,000
Wachovia Corp.	18,500	1,036,925
Wells Fargo & Co.	101,800	6,501,966
Zions Bancorp	8,200	678,386

		16,842,530

Financial Services—14.5%
Bear Stearns Cos., Inc.	15,100	2,094,370
CIT Group, Inc.	36,500	1,953,480
Citigroup, Inc.	97,975	4,628,339
Fannie Mae	28,000	1,439,200
Goldman Sachs Group, Inc.	26,900	4,222,224
J.P. Morgan Chase & Co.	31,684	1,319,322
KeyCorp	71,200	2,620,160
Lehman Brothers Holdings, Inc.	26,800	3,873,404
Merrill Lynch & Co., Inc.	35,200	2,772,352
PNC Financial Services Group, Inc.	58,900	3,964,559

		28,887,410

Food—2.0%
Hormel Foods Corp. *	37,100	1,253,980
Kroger Co. (The) *	10,700	217,852
Safeway, Inc. *	96,400	2,421,568

		3,893,400

Healthcare Services—0.8%
Humana, Inc.	28,800	1,516,320

Industrial Conglomerates—1.3%
Teleflex, Inc.	36,100	2,585,843

Insurance—6.4%
Alleghany Corp. *	845	244,500
American Financial Group, Inc.	59,000	2,454,990
American International Group, Inc.	8,400	555,156
Berkley, (W.R.) Corp.	53,525	3,107,662
Commerce Group, Inc.	7,000	369,880
Hartford Financial Services Group, Inc. (a)	7,900	636,345
HCC Insurance Holdings, Inc. *	52,000	1,809,600
Loews Corp. *	13,000	1,315,600
Markel Corp. *	700	236,376
MetLife, Inc.	41,500	2,007,355

		12,737,464

Machinery & Equipment—0.5%
Terex Corp. *	11,700	927,108

Medical Supplies & Equipment—1.3%
AmerisourceBergen Corp.	53,600	2,587,272

Metals & Mining—2.3%
Nucor Corp.	24,100	2,525,439

AST DEAM LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Phelps Dodge Corp.	26,400	$2,125,992

		4,651,431

Oil & Gas—12.5%
Anadarko Petroleum Corp.	29,800	3,010,098
Apache Corp. (a)	41,700	2,731,767
ChevronTexaco Corp.	16,300	944,911
ConocoPhillips (a)	75,800	4,786,770
Devon Energy Corp.	4,000	244,680
Exxon Mobil Corp.	171,400	10,431,404
Forest Oil Corp. *	8,000	297,440
Mariner Energy, Inc. *	6,474	132,782
Newfield Exploration Co. *	16,500	691,350
Sunoco, Inc.	19,100	1,481,587

		24,752,789

Paper & Forest Products—0.2%
Rayonier, Inc.	10,050	458,179

Pharmaceuticals—4.8%
Hospira, Inc.	41,200	1,625,752
McKesson Corp.	37,800	1,970,514
Merck & Co., Inc.	53,500	1,884,805
Pfizer, Inc.	130,700	3,257,044
Watson Pharmaceuticals, Inc. *	29,700	853,578

		9,591,693

Railroads—0.5%
Burlington North Santa Fe Corp.	11,200	933,296

Real Estate Investment Trust—2.8%
Apartment Investment & Management Co. (Class “A” Stock)	9,800	459,620
Boston Properties, Inc.	7,100	662,075
Camden Property Trust	4,100	295,405
Equity Office Properties Trust	18,400	617,872
Equity Residential Properties Trust	15,900	743,961
Federal Realty Investment Trust	2,800	210,560
Kimco Realty Corp.	8,400	341,376
Macerich Co., REIT	2,400	177,480
Pan Pacific Retail Properties, Inc.	1,900	134,710
ProLogis	6,300	337,050
Public Storage, Inc.	5,400	438,642
Simon Property Group, Inc.	5,500	462,770
Vornado Realty Trust	6,400	614,400

		5,495,921

Restaurants—1.6%
McDonald’s Corp.	91,100	3,130,196

Retail & Merchandising—2.1%
Barnes & Noble, Inc. *	47,100	2,178,375
Office Depot, Inc. *	52,800	1,966,272

		4,144,647

Semiconductors—1.6%
Freescale Semiconductor, Inc. (Class “B” Stock)	60,100	1,668,977
Micron Technology, Inc.	101,800	1,498,496

		3,167,473

Software—0.9%
BMC Software, Inc. *	84,800	1,836,768

Telecommunications—5.4%
AT&T, Inc.	214,700	5,805,488
Citizens Communications Co.	34,700	460,469
Verizon Communications, Inc.	130,200	4,434,612

		10,700,569

Transportation—1.4%
Ryder System, Inc.	55,500	2,485,290
YRC Worldwide, Inc. *	7,500	285,450

		2,770,740

Utilities—5.3%
American Electric Power Co., Inc.	46,000	1,564,920
Consolidated Edison, Inc. (a)	6,700	291,450
Dominion Resources, Inc.	11,600	800,748
Duke Energy Corp.	41,600	1,212,640
Edison International *	63,300	2,606,694
Exelon Corp.	22,200	1,174,380
FirstEnergy Corp.	40,200	1,965,780
Sempra Energy *	21,500	998,890

		10,615,502

TOTAL COMMON STOCKS (cost $173,154,614)		189,321,396

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)

CORPORATE BOND
Retail & Merchandising
Ames Department Stores, Inc., Sr. Notes (g)(i)
10.00%	04/15/06	NR	$40	4

TOTAL LONG-TERM INVESTMENTS
(cost $173,167,770)				189,321,400

SHORT-TERM INVESTMENTS - 12.3%

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND -11.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $23,713,818; includes $14,606,459 of cash collateral for securities on loan)(b)(w)	23,713,818	23,713,818

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATIONS – 0.4%
U.S. Treasury Bills

AST DEAM LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

4.317%	04/20/06(k)(n)	$760	$758,446
4.413%	04/20/06(k)(n)	40	39,917

(cost $798,394)			798,363

TOTAL SHORT-TERM INVESTMENTS
(cost $24,512,212)			24,512,181

TOTAL INVESTMENTS — 107.6%
(cost $197,679,982) (p)			213,833,581
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (7.6)%			(15,143,654)

NET ASSETS — 100.0%			$198,689,927

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $13,967,060; cash collateral of $14,606,459 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $798,363 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2006.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Portfolio’s investments was $198,276,940; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,556,641 (gross unrealized appreciation - $17,571,963; gross unrealized depreciation - $2,015,322). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealize appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation

Long Position:
30	S&P 500	Jun 06	$9,702,225	$9,774,750	$72,525

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS

Aerospace & Defense — 1.6%
Lockheed Martin Corp.	98,600	$7,407,818
Northrop Grumman Corp.	74,700	5,101,263
Raytheon Co.	150,150	6,882,876

		19,391,957

Auto Components — 0.6%
Delphi Corp.	234,800	149,098
Johnson Controls, Inc.	58,800	4,464,684
Lear Corp. (a)	8,900	157,797
Magna International, Inc. (Class “A” Stock)	32,750	2,478,848

		7,250,427

Auto Parts & Related — 0.3%
Paccar, Inc.	47,000	3,312,560

Banks — 0.1%
Bank of New York Co., Inc. (The)	28,500	1,027,140

Beverages — 0.7%
Coca-Cola Co.	146,700	6,142,329
Coca-Cola Enterprises, Inc.	122,200	2,485,548

		8,627,877

Biotechnology — 0.1%
Amgen, Inc. *	20,500	1,491,375

Chemicals — 1.6%
Air Products & Chemicals, Inc.	81,100	5,449,109
Dow Chemical Co.	4,500	182,700
Du Pont de Nemours & Co.	21,000	886,410
Eastman Chemical Co.	105,000	5,373,900
PPG Industries, Inc.	16,500	1,045,275
Praxair, Inc. (a)	77,000	4,246,550
Rohm & Haas Co.	47,800	2,335,986

		19,519,930

Commercial Banks — 4.8%
Bank of America Corp.	798,509	36,364,100
BB & T Corp.	14,200	556,640
KeyCorp	245,150	9,021,520
Marshall & Ilsley Corp.	19,600	854,168
Mellon Financial Corp.	152,900	5,443,240
North Fork Bancorp, Inc.	76,400	2,202,612
UnionBanCal Corp.	37,300	2,616,968

		57,059,248

Commercial Services & Supplies — 0.9%
Cendant Corp.	345,300	5,990,955
Nalco Holding Co. *	46,800	828,360
PHH Corp.	8,200	218,940
Waste Management, Inc.	107,650	3,800,045

		10,838,300

Computer Networking
Network Appliance, Inc. *	200	7,206

Computer Services & Software — 1.7%
Altera Corp. *	22,800	470,592

CA, Inc.	450,100	12,247,221
Hewlett-Packard Co.	193,800	6,376,020
Oracle Corp. *	80,600	1,103,414

		20,197,247

Computers — 0.1%
Affiliated Computer Services, Inc. (Class “A” Stock) *	19,500	1,163,370
NCR Corp. *	6,000	250,740

		1,414,110

Construction — 0.1%
Centex Corp.	9,600	595,104

Consumer Products & Services — 1.7%
Kimberly-Clark Corp.	8,500	491,300
Unilever PLC, ADR (a) (United Kingdom)	125,950	5,172,766
UST, Inc.	341,900	14,223,040

		19,887,106

Containers & Packaging
Smurfit-Stone Container Corp. *	19,700	267,329

Diversified Financial Services — 11.0%
Astoria Financial Corp.	20,600	637,776
Capital One Financial Corp. (a)	18,000	1,449,360
CIT Group, Inc.	107,600	5,758,752
Citigroup, Inc.	616,300	29,114,012
Compass Banshares, Inc.	6,500	328,965
E*Trade Financial Corp. *(a)	83,300	2,247,434
Fannie Mae	358,000	18,401,200
Goldman Sachs Group, Inc.	66,200	10,390,752
JPMorgan Chase & Co.	194,900	8,115,636
Merrill Lynch & Co., Inc.	90,400	7,119,904
Morgan Stanley Dean Witter & Co.	183,600	11,533,752
State Street Corp.	52,200	3,154,446
TCF Financial Corp.	48,600	1,251,450
U.S. Bancorp	453,500	13,831,750
Wachovia Corp.	94,100	5,274,305
Wells Fargo & Co.	170,100	10,864,287
Zions Bancorp	18,500	1,530,505

		131,004,286

Diversified Machinery — 0.1%
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	30,800	1,287,132

Electric Utilities — 5.2%
American Electric Power Co., Inc.	11,600	394,632
CMS Energy Corp. *	143,200	1,854,440
Consolidated Edison, Inc. (a)	62,700	2,727,450
Dominion Resources, Inc.	88,700	6,122,961
Duke Energy Corp. *	154,600	4,506,590
Dynegy, Inc. (Class “A” Stock) *	38,800	186,240
Edison International	58,400	2,404,912
Entergy Corp.	55,400	3,819,276
FirstEnergy Corp.	67,650	3,308,085
FPL Group, Inc. (a)	303,850	12,196,539

AST LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
General Electric Co.	421,600	$14,663,248
Northeast Utilities (a)	80,000	1,562,400
PG&E Corp.	18,100	704,090
Pinnacle West Capital Corp.	36,100	1,411,510
PPL Corp.	146,000	4,292,400
SCANA Corp.	38,600	1,514,664
Sierra Pacific Resources *	27,200	375,632

		62,045,069

Exchange Traded Fund — 2.0%
iShares Russell 1000 Value Index Fund (a)	328,840	24,011,897

Financial - Bank & Trust — 1.1%
Amsouth Bancorporation	44,800	1,211,840
PNC Financial Services Group, Inc.	56,800	3,823,208
Sovereign Bancorp, Inc.	247,800	5,429,298
SunTrust Banks, Inc.	27,600	2,008,176

		12,472,522

Food & Staples Retailing — 0.5%
Albertson’s, Inc.	234,200	6,011,914

Food Products — 0.8%
Kellogg Co.	4,600	202,584
Kraft Foods, Inc. (Class “A” Stock) (a)	195,450	5,924,090
Sara Lee Corp.	143,750	2,570,250
Sysco Corp.	29,400	942,270

		9,639,194

Health Care Equipment & Supplies
Cooper Cos, Inc. (The) (a)	5,500	297,165

Healthcare Providers & Services — 1.5%
Aetna, Inc.	36,600	1,798,524
HCA, Inc.	173,150	7,928,538
Tenet Healthcare Corp. *	452,300	3,337,974
WellPoint, Inc. *	69,000	5,342,670

		18,407,706

Healthcare Services — 1.0%
Laboratory Corp. of America Holdings *	111,800	6,538,064
Quest Diagnostics, Inc.	98,000	5,027,400

		11,565,464

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp. (Panama)	40,000	1,894,800
Harrah’s Entertainment, Inc.	59,430	4,633,163
Hilton Hotels Corp.	46,700	1,188,982
McDonald’s Corp.	108,300	3,721,188
Yum! Brands, Inc.	70,950	3,466,617

		14,904,750

Household Durables — 1.5%
Lennar Corp. (Class “A” Stock) (a)	271,600	16,399,208
Lennar Corp. (Class “B” Stock)	16,950	945,640

		17,344,848

Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	27,100	1,482,641

Industrial Conglomerates — 2.2%
3M Co.	103,800	7,856,622
Tyco International Ltd.	697,200	18,740,736

		26,597,358

Insurance — 7.2%
AFLAC, Inc.	19,800	893,574
Allstate Corp. (The)	49,900	2,600,289
American International Group, Inc.	165,100	10,911,459
AON Corp.	16,400	680,764
Assurant, Inc.	69,500	3,422,875
Berkley, (W.R.) Corp.	32,700	1,898,562
Chubb Corp.	19,400	1,851,536
Genworth Financial, Inc. (Class “A” Stock)	333,100	11,135,533
Hanover Insurance Group, Inc. (The)	69,800	3,658,916
Hartford Financial Service Group, Inc. (a)	93,700	7,547,535
Jefferson-Pilot Corporation	19,600	1,096,424
Lincoln National Corp.	45,900	2,505,681
MBIA, Inc. (a)	86,600	5,207,258
MetLife, Inc.	173,550	8,394,614
Progressive Corp.	4,500	469,170
Protective Life Corp.	22,200	1,104,228
St. Paul Travelers Cos., Inc. (The)	291,050	12,162,979
Torchmark Corp.	32,600	1,861,460
UnumProvident Corp. (a)	429,050	8,786,944

		86,189,801

Internet Services
eBay, Inc. *	9,400	367,164

IT Services — 1.5%
Electronic Data Systems Corp.	679,950	18,243,058

Leisure Equipment & Products — 0.2%
Eastman Kodak Co. (a)	85,450	2,430,198
Mattel, Inc.	14,800	268,324

		2,698,522

Machinery — 0.9%
Deere & Co.	20,700	1,636,335
Eaton Corp.	44,900	3,276,353
SPX Corp. (a)	98,800	5,277,896

		10,190,584

Manufacturing
Danaher Corp.	2,400	152,520

Media — 2.1%
CBS Corp Class B	193,800	4,647,324
E.W. Scripps Co., (Class “A” Stock)	20,800	929,968
Echostar Communications Corp. (Class “A” Stock) *	12,900	385,323
Gannett Co., Inc.	113,600	6,806,912

AST LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Media (cont’d.)
News Corp. (Class “A” Stock)	361,000	$5,996,210
Time Warner, Inc.	90,700	1,522,853
Viacom, Inc. (Class “B” Stock) *	121,100	4,698,680

		24,987,270

Medical Supplies & Equipment — 0.8%
Bausch & Lomb, Inc.	15,900	1,012,830
Baxter International, Inc.	8,900	345,409
Becton Dickinson & Co.	36,500	2,247,670
Cardinal Health, Inc.	38,800	2,891,376
Charles River Laboratories International, Inc. *	7,600	372,552
McKesson Corp.	2,800	145,964
Sepracor, Inc. *(a)	27,800	1,356,918
Zimmer Holdings, Inc. *	7,700	520,520

		8,893,239

Metals & Mining — 1.3%
Alcoa, Inc.	387,550	11,843,528
United States Steel Corp. (a)	51,100	3,100,748

		14,944,276

Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	76,700	4,911,868
Wisconsin Energy Corp.	28,800	1,151,712
Xcel Energy, Inc.	107,000	1,942,050

		8,005,630

Multiline Retail — 0.1%
Dollar General Corp.	42,600	752,742

Oil, Gas & Consumable Fuels — 10.5%
Anadarko Petroleum Corp.	42,600	4,303,026
Apache Corp. (a)	103,800	6,799,938
BJ Services Co.	400	13,840
Burlington Resources, Inc.	89,200	8,198,372
ChevronTexaco Corp.	393,400	22,805,398
ConocoPhillips (a)	485,200	30,640,380
Ecnana Corp.	20,200	943,946
El Paso Corp	284,000	3,422,200
EOG Resources, Inc.	28,700	2,066,400
Exxon Mobil Corp.	457,900	27,867,794
Halliburton Co. (a)	20,100	1,467,702
Occidental Petroleum Corp.	121,600	11,266,240
Valero Energy Corp.	53,400	3,192,252
Weatherford International Ltd. *	34,900	1,596,675

		124,584,163

Oil, Gas & Consumable Fuels — 1.5%
Devon Energy Corp.	222,000	13,579,740
Rowan Cos., Inc.	10,100	443,996
Tesoro Corp. (a)	48,950	3,345,243
XTO Energy, Inc.	18,300	797,331

		18,166,310

Paper & Forest Products — 0.4%
Bowater, Inc. (a)	11,300	334,254
International Paper Co.	40,400	1,396,628
Temple-Inland, Inc.	7,800	347,490

Weyerhaeuser Co.	43,050	3,118,112

		5,196,484

Pharmaceuticals — 4.2%
Abbott Laboratories	54,200	2,301,874
Barr Pharmaceuticals, Inc. *	8,500	535,330
Bristol-Myers Squibb Co.	136,600	3,361,726
Eli Lilly & Co.	43,500	2,405,550
Medco Health Solutions, Inc. *	58,800	3,364,536
Merck & Co., Inc.	209,600	7,384,208
Pfizer, Inc.	833,700	20,775,804
Watson Pharmaceuticals, Inc. *	4,700	135,078
Wyeth	202,700	9,835,004

		50,099,110

Printing & Publishing
Knight-Ridder, Inc.	7,000	442,470

Real Estate Investment Trust — 2.4%
Apartment Investment & Management Co. (Class “A” Stock)	112,750	5,287,975
Cresent Real Estate (a)	41,700	878,619
Duke Realty Corp.	100	3,795
Hospitality Pptys Trust	34,200	1,493,514
Host Marriot Corp.	206,400	4,416,960
Liberty Property Trust (a)	17,500	825,300
Mack-Cali Realty Corp.	36,100	1,732,800
Mills Corp. (The)	2,200	61,600
New Century Financial Corp.	81,900	3,769,038
Plum Creek Timber Co.	66,900	2,470,617
ProLogis	88,700	4,745,450
Realty Income Corporation	37,800	915,138
Simon Property Group, Inc.	21,100	1,775,354

		28,376,160

Retail & Merchandising — 2.2%
Abercrombie & Fitch Co., (Class “A” Stock)	12,800	746,240
Federated Department Stores, Inc.	54,000	3,942,000
Home Depot, Inc.	194,900	8,244,270
J. C. Penney Co., Inc.	36,000	2,174,760
Kohl’s Corp. *	20,800	1,102,608
Lowe’s Cos., Inc.	16,200	1,043,928
Nordstrom, Inc.	19,400	760,092
Safeway, Inc.	91,400	2,295,968
Staples, Inc.	212,300	5,417,896
Target Corp.	9,900	514,899

		26,242,661

Semiconductors — 0.2%
Broadcom Corp., (Class “A” Stock) *	18,800	811,408
Linear Technology Corp. (a)	5,500	192,940
Maxim Integrated Products, Inc.	8,300	308,345
Novellus Systems, Inc. *	1,000	24,000
Teradyne, Inc. *	13,000	201,630
Xilinx, Inc.	42,700	1,087,142

		2,625,465

AST LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 0.2%
Fisher Scientific International, Inc. *	35,600	$2,422,580

Software — 1.4%
BMC Software, Inc. *	297,400	6,441,684
IBM Business Machines Corp.	43,300	3,570,951
Microsoft Corp.	254,750	6,931,747

		16,944,382

Specialty Retail — 0.5%
Borders Group, Inc.	223,500	5,641,140

Telecommunications — 3.5%
AT&T, Inc. (a)	521,300	14,095,952
Cisco Systems, Inc. *	25,400	550,418
Corning, Inc. *	119,100	3,204,981
Juniper Networks, Inc. *(a)	86,500	1,653,880
Lucent Technologies, Inc. *	62,100	189,405
Motorola, Inc.	90,200	2,066,482
QUALCOMM, Inc.	12,800	647,808
Sprint Nextel Corp.	187,400	4,842,416
Tellabs, Inc. *	32,900	523,110
Verizon Communications, Inc.	419,700	14,294,982

		42,069,434

Textiles, Apparel & Luxury Goods — 0.7%
Jones Apparel Group, Inc.	152,100	5,379,777
Mohawk Industries, Inc. *	8,500	686,120
NIKE, Inc. (Class “B” Stock)	28,700	2,442,370

		8,508,267

Thrifts & Mortgage Finance — 4.1%
Countrywide Financial Corp.	139,900	5,134,330
Freddie Mac	391,050	23,854,050
Washington Mutual, Inc. (a)	457,050	19,479,471

		48,467,851

Tobacco — 3.9%
Altria Group, Inc.	622,650	44,120,979
Imperial Tobacco Group ADR	31,700	1,898,196

		46,019,175

Transportation — 1.1%
CSX Corp.	56,900	3,402,620
FedEx Corp.	23,900	2,699,266
Norfolk Southern Corp.	138,800	7,504,916

		13,606,802

TOTAL LONG-TERM INVESTMENTS (cost $1,081,366,233)		1,122,796,122

SHORT-TERM INVESTMENT — 17.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $209,398,196; includes $137,173,942 of cash collateral for securities on loan)(b)(w)	209,398,196	209,398,196

TOTAL INVESTMENTS — 111.7% (cost $1,290,764,429)(p)		$1,332,194,318

LIABILITIES IN EXCESS OF OTHER ASSETS(u) — (11.7)%		(139,983,594)

NET ASSETS — 100.0%		$1,192,210,724

The following abbreviations are used in portfolio descriptions:

ADR     American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $131,585,870; cash collateral of $137,173,942 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $1,292,613,816; accordingly, net unrealized appreciation on investments for federal income tax purposes was $39,580,502 (gross unrealized appreciation - $55,669,000; gross unrealized depreciation - $16,088,498). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2006	Depreciation

Long Position:
130	S&P 500	Jun 06	$ 42,562,133	$ 42,357,250	$(204,883)

(1) Cash of $7,047,500 has been segregated with the custodian to cover requirements for the above open futures contracts at March 31, 2006.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

4

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Advertising — 0.4%
Interpublic Group of Cos., Inc. (The) *(a)	130,600	$1,248,536

Aerospace — 1.7%
Boeing Co.	27,900	2,174,247
Goodrich Corp.	40,800	1,779,288
Northrop Grumman Corp.	16,600	1,133,614

		5,087,149

Automobile Manufacturers — 0.5%
Toyota Motor Corp., ADR (Japan)	13,200	1,437,480

Automotive Parts — 1.3%
American Axle & Manufacturing Holdings, Inc.	3,400	58,242
Autoliv, Inc.	24,600	1,391,868
BorgWarner, Inc.	16,400	984,656
Cooper Tire & Rubber Co.	17,900	256,686
Lear Corp. (a)	18,000	319,140
Magna International, Inc. (Class “A” Stock)	10,200	772,038

		3,782,630

Beverages — 1.7%
Coca-Cola Co.	73,200	3,064,884
Molson Coors Brewing Co. (Class “B” Stock)	11,400	782,268
PepsiCo, Inc.	22,200	1,282,938

		5,130,090

Broadcasting — 0.7%
CBS Corp. (Class “B” Stock)	85,700	2,055,086

Building Materials — 0.4%
Martin Marietta Materials, Inc.	9,600	1,027,488

Cable Television — 0.8%
Comcast Corp. (Class “A” Stock) *(a)	87,500	2,289,000

Chemicals — 0.7%
Lubrizol Corp. (The)	5,650	242,103
PPG Industries, Inc.	27,900	1,767,465

		2,009,568

Clothing & Apparel — 0.6%
Jones Apparel Group, Inc.	46,900	1,658,853

Computer Hardware — 2.4%
Hewlett-Packard Co.	190,624	6,271,530
International Business Machines Corp.	10,000	824,700

		7,096,230

Computer Services & Software — 1.7%
Electronic Data Systems Corp.	97,200	2,607,876
Microsoft Corp.	66,500	1,809,465

Tech Data Corp. *	18,850	695,754

		5,113,095

Conglomerates — 2.5%
Altria Group, Inc.	88,900	6,299,454
Textron, Inc.	10,300	961,917

		7,261,371

Consumer Products & Services — 2.2%
Clorox Co. (a)	33,700	2,016,945
Kimberly-Clark Corp.	25,400	1,468,120
Procter & Gamble Co.	24,900	1,434,738
UST, Inc.	38,600	1,605,760

		6,525,563

Containers & Packaging — 0.6%
Owens-Illinois, Inc. *	61,800	1,073,466
Smurfit-Stone Container Corp. *	40,200	545,514

		1,618,980

Electronic Components & Equipment — 4.6%
Agere Systems, Inc. *	42,510	639,350
Arrow Electronics, Inc. *	24,000	774,480
Celestica, Inc.	69,200	792,340
Flextronics International Ltd. *	112,600	1,165,410
General Electric Co.	180,000	6,260,400
Hubbell, Inc. (Class “B” Stock) (a)	12,375	634,343
Sanmina-SCI Corp. *	190,600	781,460
Solectron Corp. *(a)	227,350	909,400
SPX Corp. (a)	31,200	1,666,704

		13,623,887

Entertainment & Leisure — 1.5%
Disney, (Walt) Co.	15,200	423,928
Time Warner, Inc. (a)	234,800	3,942,292

		4,366,220

Financial - Bank & Trust — 10.3%
Astoria Financial Corp.	19,800	613,008
Bank of America Corp.	233,576	10,637,051
BB&T Corp.	21,500	842,800
Comerica, Inc.	31,300	1,814,461
Huntington Bancshares, Inc.	70,300	1,696,339
National City Corp.	63,650	2,221,385
Regions Financial Corp.	24,800	872,216
SunTrust Banks, Inc.	15,600	1,135,056
U.S. Bancorp	63,700	1,942,850
Wachovia Corp.	113,000	6,333,650
Wells Fargo & Co.	33,700	2,152,419

		30,261,235

Financial Services — 16.0%
Citigroup, Inc.	284,900	13,458,676
Fannie Mae	77,500	3,983,500
Freddie Mac	60,300	3,678,300
Goldman Sachs Group, Inc.	4,500	706,320
J.P. Morgan Chase & Co.	169,100	7,041,324
KeyCorp	43,475	1,599,880

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.	9,800	$1,416,394
MBIA, Inc. (a)	19,300	1,160,509
Mellon Financial Co.	59,300	2,111,080
Merrill Lynch & Co., Inc.	67,300	5,300,548
MGIC Investment Corp.	6,900	459,747
Morgan Stanley Dean Witter & Co. (a)	19,600	1,231,272
PNC Financial Services Group, Inc.	19,800	1,332,738
Waddell & Reed Financial, Inc. (Class “A” Stock)	21,100	487,410
Washington Mutual, Inc. (a)	71,775	3,059,050

		47,026,748

Food — 1.5%
ConAgra Foods, Inc.	90,700	1,946,422
Kraft Foods, Inc. (Class “A” Stock) (a)	20,100	609,231
Safeway, Inc.	49,700	1,248,464
Sara Lee Corp.	40,400	722,352

		4,526,469

Healthcare Services — 0.3%
HCA, Inc.	12,800	586,112
Tenet Healthcare Corp. *	56,700	418,446

		1,004,558

Industrial Products — 0.6%
Cooper Industries Ltd. (Class “A” Stock)	9,800	851,620
Crane Co.	24,300	996,543

		1,848,163

Insurance — 7.2%
ACE Ltd.	15,100	785,351
Allstate Corp. (The)	5,500	286,605
American International Group, Inc.	55,800	3,687,822
Chubb Corp.	20,700	1,975,608
Genworth Financial, Inc. (Class “A” Stock)	53,300	1,781,819
Hartford Financial Services Group, Inc. (The) (a)	36,100	2,907,855
MetLife, Inc.	52,625	2,545,471
PartnerRe Ltd. (Bermuda)	6,200	384,958
RenaissanceRe Holdings Ltd.	30,700	1,339,134
St. Paul Travelers Cos., Inc. (The)	71,040	2,968,762
Torchmark Corp.	2,225	127,047
UnumProvident Corp. (a)	64,800	1,327,104

XL Capital Ltd. (Class “A” Stock)	17,800	1,141,158

		21,258,694

Machinery & Equipment — 0.4%
Eaton Corp.	15,900	1,160,223

Movies & Entertainment — 0.5%
Viacom, Inc. (Class “B” Stock) *	39,700	1,540,360

Oil & Gas — 14.4%
BP PLC, ADR (United Kingdom)	24,300	1,675,242
ChevronTexaco Corp.	94,300	5,466,571
ConocoPhillips (a)	60,500	3,820,575
Diamond Offshore Drilling, Inc. (a)	32,900	2,944,550
ENSCO International, Inc.	24,400	1,255,380
Exxon Mobil Corp.	299,100	18,203,226
GlobalSantaFe Corp.	42,200	2,563,650
Noble Corp. (Cayman Islands)	28,000	2,270,800
Occidental Petroleum Corp.	5,900	546,635
Rowan Cos., Inc.	43,700	1,921,052
Total Fina SA, ADR (a) (France)	13,200	1,738,836

		42,406,517

Paper & Forest Products — 0.2%
Temple-Inland, Inc.	15,300	681,615

Pharmaceuticals — 5.3%
Lilly, (Eli) & Co. (a)	31,200	1,725,360
Merck & Co., Inc.	118,500	4,174,755
Pfizer, Inc.	392,500	9,781,100

		15,681,215

Railroads — 1.3%
CSX Corp.	42,700	2,553,460
Norfolk Southern Corp.	21,300	1,151,691

		3,705,151

Restaurants — 1.2%
McDonald’s Corp.	101,100	3,473,796

Retail & Merchandising — 3.7%
Kroger Co. (The) *	118,900	2,420,804
Limited Brands, Inc.	86,900	2,125,574
Mattel, Inc.	33,100	600,103
Office Depot, Inc. *	88,900	3,310,636
SUPERVALU, Inc.	33,325	1,027,076
Target Corp.	26,100	1,357,461

		10,841,654

Semiconductors — 0.4%
Intel Corp.	61,900	1,197,765

Telecommunications — 7.6%
ADC Telecommunications, Inc. *(a)	34,485	882,471
American Tower Corp., (Class “A” Stock) *(a)	35,300	1,070,296
AT&T, Inc.	135,900	3,674,736

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
BellSouth Corp.	39,000	$1,351,350
Corning, Inc. *	48,400	1,302,444
Crown Castle International Corp. *(a)	35,700	1,012,095
Nokia Corp. (Class “A” Stock), ADR (a) (Norway)	73,600	1,524,992
Sprint Corp.	170,750	4,412,180
Tellabs, Inc. *	72,000	1,144,800
Verizon Communications, Inc.	177,300	6,038,838

		22,414,202

Utilities — 3.1%
American Electric Power Co., Inc.	60,600	2,061,612
Constellation Energy Group, Inc.	19,500	1,066,845
Dominion Resources, Inc.	35,100	2,422,953
Entergy Corp.	30,500	2,102,670
Exelon Corp.	5,800	306,820
Wisconsin Energy Corp.	30,700	1,227,693

		9,188,593

TOTAL LONG-TERM INVESTMENTS
(cost $240,271,912)		289,548,184

SHORT-TERM INVESTMENT- 14.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $41,143,540; includes $35,944,396 of cash collateral for securities on loan)(b)(w)	41,143,540	41,143,540

TOTAL INVESTMENTS — 112.3%
(cost $281,415,452)(p)		330,691,724
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.3)%		(36,105,206)

NET ASSETS — 100.0%		$294,586,518

The following abbreviations are used in portfolio descriptions:

ADR     American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $34,115,542; cash collateral of $35,944,396 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $282,729,750; accordingly, net unrealized appreciation on investments for federal income tax purposes was $47,961,974 (gross unrealized appreciation - $55,285,568; gross unrealized depreciation - $7,323,594). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS - 97.4%
COMMON STOCKS
Apartment/Residential — 22.5%
Apartment Investment & Management Co. (Class “A” Stock), REIT	316,100	$14,825,090
Archstone-Smith Trust, REIT	375,000	18,288,750
Avalonbay Communities, Inc., REIT	222,335	24,256,748
BRE Properties, Inc., REIT	241,000	13,496,000
Equity Residential Properties Trust, REIT	495,100	23,165,729
Essex Property Trust, Inc., REIT	61,900	6,730,387
GMH Communities Trust, REIT	109,800	1,278,072
Post Properties, Inc., REIT	112,661	5,013,415

		107,054,191

Diversified Operations — 7.6%
Sun Communities, Inc., REIT	143,100	5,058,585
Vornado Realty Trust, REIT	321,463	30,860,448
Glenborough Realty Trust, Inc.	68,000	1,479,000

		37,398,033

Healthcare Services — 1.7%
Ventas, Inc., REIT	251,600	8,348,088

Hotels & Motels — 8.9%
Hilton Hotels Corp.	362,100	9,219,066
Host Marriott Corp., REIT	643,700	13,775,180
Starwood Hotels & Resorts Worldwide, Inc.	196,500	13,308,945
Strategic Hotel Capital, Inc., REIT	255,700	5,952,696

		42,255,887

Industrial — 5.3%
AMB Property Corp., REIT	147,700	8,015,679
ProLogis, REIT	318,664	17,048,524

		25,064,203

Office — 23.8%
Alexandria Real Estate Equities, Inc., REIT	106,724	10,173,999
American Financial Realty Trust, REIT	216,600	2,523,390
Biomed Realty Trust, Inc., REIT	109,300	3,239,652
Boston Properties, Inc., REIT	265,700	24,776,525
Brandywine Realty Trust	26,082	828,364
Brookfield Properties Corp. (Canada)	605,750	20,550,426
CarrAmerica Realty Corp., REIT	30,300	1,351,683
Cousins Properties, Inc.	13,100	437,933
Equity Office Properties Trust, REIT	463,300	15,557,614
Extra Space Storage, Inc.	105,400	1,811,826
Kilroy Realty Corp., REIT	61,000	4,712,860
Mack-Cali Realty Corp.	158,012	7,584,576
Maguire Properties, Inc., REIT	137,700	5,026,050
SL Green Realty Corp., REIT	69,500	7,054,250
Trizec Properties, Inc., REIT	260,300	6,697,519

		112,326,667

Office Equipment — 0.1%
Republic Property Trust *	23,585	277,596

Office/Industrial — 3.2%
Liberty Property Trust, REIT	160,200	7,555,032
Reckson Associates Realty Corp., REIT	164,000	7,514,480

		15,069,512

Regional Mall — 13.7%
CBL & Associates Properties, Inc., REIT	73,000	3,098,850
General Growth Properties, Inc., REIT	169,700	8,293,239
Macerich Co., REIT	148,900	11,011,155
Mills Corp. (The), REIT	214,000	5,992,000
Simon Property Group, Inc., REIT	281,500	23,685,410
Tanger Factory Outlet Centers, Inc., REIT	159,600	5,491,836
Taubman Centers, Inc., REIT	182,200	7,592,274

		65,164,764

Self Storage — 4.8%
Public Storage, Inc., REIT	161,200	13,094,276
Shurgard Storage Centers, Inc. (Class “A” Stock), REIT	132,083	8,800,690
U-Store-It Trust, REIT	60,700	1,223,105

		23,118,071

Shopping Centers — 5.8%
Developers Diversified Realty Corp., REIT	178,400	9,767,400
Federal Realty Investment Trust, REIT	116,900	8,790,880
Inland Real Estate, Corp.	53,400	870,954
Pan Pacific Retail Properties, Inc., REIT	52,700	3,736,430
Regency Centers Corp., REIT	67,359	4,525,851

		27,691,515

TOTAL LONG-TERM INVESTMENTS (cost $325,182,631)		463,768,527

SHORT-TERM INVESTMENT— 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $12,484,878)(w)	12,484,878	12,484,878

AST COHEN & STEERS REALTY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

TOTAL INVESTMENTS — 100.0% (cost $337,667,509) (p)	$476,253,405
OTHER ASSETS IN EXCESS OF LIABILITIES	236,893

NET ASSETS — 100.0%	$476,490,298

The following abbreviations are used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(p)

The United States federal income tax basis of the Portfolio’s investments was $337,865,755; accordingly, net unrealized appreciation on investments for federal income tax purposes was $138,387,650 (gross unrealized appreciation - $142,446,803; gross unrealized depreciation - $4,059,153). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The) *(a)	90,000	$860,400

Aerospace — 0.4%
Rockwell Collins, Inc.	32,100	1,808,835

Aerospace & Defense — 3.2%
Boeing Co. (The)	91,500	7,130,595
General Dynamics Corp.	50,800	3,250,184
Goodrich Corp.	40,900	1,783,649
Northrop Grumman Corp.	49,600	3,387,184

		15,551,612

Air Freight & Couriers — 1.0%
United Parcel Service, Inc. (Class “B” Stock) (a)	62,300	4,945,374

Apparel — 0.1%
Jones Apparel Group, Inc.	10,200	360,774

Automobile Manufacturers — 0.5%
Ford Motor Co.	108,400	862,864
General Motors Corp. (a)	60,600	1,288,962
Toyota Motor Corp.	3,200	348,480

		2,500,306

Automotive Parts — 0.7%
BorgWarner, Inc.	20,700	1,242,828
Cooper Tire & Rubber Co.	71,900	1,031,046
Lear Corp. (a)	48,700	863,451
Magna International, Inc. (Class “A” Stock)	4,400	333,036

		3,470,361

Banks — 0.4%
KeyCorp	58,100	2,138,080

Beverages — 0.6%
Coca-Cola Co.	61,700	2,583,379
PepsiCo, Inc.	9,600	554,784

		3,138,163

Building Materials — 0.6%
American Standard Cos., Inc.	57,000	2,443,020
Masco Corp. (a)	15,000	487,350

		2,930,370

Business Services — 0.3%
Unisys Corp. *	193,900	1,335,971

Chemicals — 1.2%
Ashland, Inc.	15,300	1,087,524
Du Pont de Nemours & Co.	26,800	1,131,228
Hercules, Inc. *	6,900	95,220
Lubrizol Corp. (The)	18,400	788,440
Lyondell Chemical Co.	58,700	1,168,130

PPG Industries, Inc.	22,000	1,393,700

		5,664,242

Clothing & Apparel — 0.6%
Limited Brands, Inc.	44,300	1,083,578
VF Corp.	34,375	1,955,937

		3,039,515

Commercial Banks — 3.6%
Bank of America Corp.	261,446	11,906,251
Wachovia Corp.	96,050	5,383,602

		17,289,853

Communication Equipment — 3.7%
Cisco Systems, Inc. *	139,000	3,012,130
Corning, Inc. *	112,800	3,035,448
Juniper Networks, Inc. *(a)	34,800	665,376
Motorola, Inc.	136,800	3,134,088
Qualcomm, Inc.	125,200	6,336,372
Tellabs, Inc. *	100,700	1,601,130

		17,784,544

Computer Hardware — 1.8%
Apple Computer, Inc. *	49,800	3,123,456
International Business Machines Corp.	69,600	5,739,912

		8,863,368

Computer Services & Software — 5.3%
Electronic Arts, Inc. *	69,900	3,824,928
EMC Corp. *	267,700	3,648,751
Microsoft Corp.	531,900	14,472,999
Oracle Corp. *	184,200	2,521,698
Tech Data Corp. *	33,000	1,218,030

		25,686,406

Computers & Peripherals — 1.7%
Dell, Inc.	59,085	1,758,370
Hewlett-Packard Co.	203,060	6,680,674

		8,439,044

Conglomerates — 4.8%
General Electric Co.	568,770	19,781,821
Textron, Inc.	9,000	840,510
Tyco International Ltd.	88,100	2,368,128

		22,990,459

Construction — 0.2%
Pulte Homes, Inc.	25,600	983,552

Consumer Products & Services — 0.5%
Fortune Brands, Inc.	27,400	2,209,262

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Consumer Products & Services (cont’d.)
Kimberly-Clark Corp.	4,425	$255,765

		2,465,027

Containers & Packaging — 0.1%
Sonoco Products Co.	20,500	694,335

Cosmetics & Toiletries — 2.6%
Procter & Gamble Co.	215,400	12,411,348

Diversified Financial Services — 1.0%
Goldman Sachs Group, Inc.	7,000	1,098,720
Lehman Brothers Holdings, Inc.	5,400	780,462
Morgan Stanley Dean Witter & Co. (a)	50,400	3,166,128

		5,045,310

Diversified Telecommunication Services — 0.8%
Verizon Communications Inc.	117,700	4,008,862

Education — 0.3%
Strayer Education, Inc.	15,500	1,585,030

Electric Utilities — 0.6%
Dominion Resources Inc.	10,400	717,912
Entergy Corp.	32,800	2,261,232

		2,979,144

Electronic Components — 1.2%
Arrow Electronics, Inc. *	28,300	913,241
Avnet, Inc. *	28,700	728,406
Emerson Electric Co.	14,000	1,170,820
Flextronics International Ltd. *	66,800	691,380
Hubbell, Inc. (Class “B” Stock) *(a)	21,000	1,076,460
Solectron Corp. *(a)	347,697	1,390,788

		5,971,095

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)	14,100	785,511

Financial - Bank & Trust — 2.9%
BB & T Corp. *	15,800	619,360
Comerica, Inc.	27,600	1,599,972
Commerce Bancorp, Inc.	16,100	590,065
Fannie Mae	87,600	4,502,640
National City Corp. (a)	108,000	3,769,200
Northern Trust Corp. (a)	3,900	204,750
SunTrust Banks, Inc.	14,200	1,033,192
U.S. Bancorp	29,000	884,500
Wells Fargo & Co.	12,500	798,375

		14,002,054

Financial - Brokerage — 0.4%
Legg Mason, Inc.	14,750	1,848,617

Financial Services — 7.1%
Citigroup, Inc.	299,200	14,134,208
Franklin Resources, Inc.	22,500	2,120,400
JPMorgan Chase & Co.	252,176	10,500,609

Merrill Lynch & Co., Inc.	97,800	7,702,728

		34,457,945

Food & Staples Retailing — 0.3%
Wal-Mart Stores, Inc.	26,800	1,266,032

Food Products — 0.4%
ConAgra Foods, Inc. (a)	94,200	2,021,532

Foods — 1.2%
Safeway, Inc.	54,775	1,375,948
Unilever NV	6,000	415,320
Whole Foods Market, Inc. (a)	26,100	1,734,084
Wrigley, (Wm., Jr.) Co. *(a)	36,200	2,316,800

		5,842,152

Healthcare Services — 2.9%
Caremark Rx, Inc. *	82,000	4,032,760
HCA, Inc.	24,600	1,126,434
Tenet Healthcare Corp. *	140,500	1,036,890
UnitedHealth Group, Inc.	141,100	7,881,846

		14,077,930

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	139,000	4,776,040
Starbucks Corp. *	67,600	2,544,464

		7,320,504

Household/Personal Care — 0.4%
Colgate-Palmolive Co.	37,000	2,112,700

Industrial Products — 0.4%
Cooper Industries Ltd. (Class “A” Stock)	20,200	1,755,380

Insurance — 6.5%
ACE Ltd.	46,400	2,413,264
American International Group, Inc.	176,887	11,690,462
Axis Capital Holdings Ltd. (Bermuda)	26,550	793,845
Chubb Corp.	8,400	801,696
Genworth Financial, Inc. (Class “A” Stock)	8,800	294,184
Hartford Financial Service Group, Inc. (a)	18,500	1,490,175
Lincoln National Corp.	26,200	1,430,258
Loews Corp. *	33,400	3,380,080
MetLife, Inc.	9,800	474,026
PartnerRe Ltd. (Bermuda)	19,800	1,229,382
St. Paul Travelers Cos., Inc. (The)	74,193	3,100,525
UnumProvident Corp. (a)	93,000	1,904,640
XL Capital Ltd. (Class “A” Stock)	34,800	2,231,028

		31,233,565

Internet Services — 2.2%
eBay, Inc. *	142,600	5,569,956
Google, Inc. (Class “A” Stock) *	5,900	2,301,000

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Internet Services (cont’d.)
Yahoo!, Inc. *(a)	92,300	$2,977,598

		10,848,554

IT Services — 0.5%
Electronic Data Systems Corp.	82,000	2,200,060

Machinery & Equipment — 0.8%
Eaton Corp.	28,700	2,094,239

		4,141,949

Ingersoll-Rand Co. Ltd. (Class “A” Stock)	49,000	$2,047,710
Media — 2.2%
CBS Corp. (Class “B” Stock)	13,950	334,521
Comcast Corp. (Class “A” Stock) (a)	85,500	2,236,680
Comcast Corp. (Special Class “A” Stock) *(a)	19,100	498,892
Time Warner, Inc. (a)	348,600	5,852,994
Viacom, Inc. (Class “B” Stock) *	13,950	541,260
Walt Disney Co. (The)	47,100	1,313,619

		10,777,966

Medical Supplies & Equipment — 3.0%
Alcon, Inc. (Switzerland)	18,400	1,918,384
Amgen, Inc. *	78,200	5,689,050
Merck & Co., Inc.	196,300	6,915,649

		14,523,083

Metals & Mining
Novelis, Inc.	3,800	78,166

Oil, Gas & Consumable Fuels — 6.5%
Baker Hughes, Inc.	11,000	752,400
ChevronTexaco Corp.	30,546	1,770,752
Diamond Offshore Drilling, Inc. (a)	26,900	2,407,550
Exxon Mobil Corp.	279,100	16,986,026
GlobalSantaFe Corp.	27,000	1,640,250
Halliburton Co. (a)	23,600	1,723,272
Marathon Oil Corp.	7,300	556,041
Nabors Industries Ltd. *(a)	44,600	3,192,468
Noble Corp. (Cayman Islands)	5,200	421,720
Noble Energy, Inc.	33,800	1,484,496
Schlumberger Ltd.	2,400	303,768

		31,238,743

Oil, Gas & Consumable Fuels — 1.1%
BP PLC, ADR (United Kingdom)	32,000	2,206,080
Occidental Petroleum Corp.	31,000	2,872,150

		5,078,230

Paper & Forest Products — 0.3%
Smurfit-Stone Container Corp. *	102,400	1,389,568

Personal Services — 0.4%
Apollo Group, Inc. (Class “A” Stock) *	33,400	1,753,834

Pharmaceuticals — 5.0%
Bristol-Meyers Squibb Co.	60,600	1,491,366
Eli Lilly & Co. (a)	111,600	6,171,480
Genentech, Inc. *(a)	23,800	2,011,338
Gilead Sciences, Inc. *	55,350	3,443,877

Johnson & Johnson	66,100	3,914,442
MedImmune, Inc. *(a)	43,300	1,583,914
Pfizer, Inc.	172,820	4,306,674
Teva Pharmaceutical Industries Ltd., ADR (a)	26,300	1,083,034

		24,006,125

Printing & Publishing — 0.1%
Donnelley, (R.R.) & Sons Co.	15,100	494,072

Retail & Merchandising — 5.3%
Home Depot, Inc.	142,900	6,044,670
Kroger Co. (The) *	34,000	692,240
Lowe’s Cos., Inc. (a)	97,800	6,302,232
Office Depot, Inc. *	23,300	867,692
SUPERVALU, Inc.	15,100	465,382
Target Corp.	117,200	6,095,572
Walgreen Co.	72,000	3,105,360
Williams-Sonoma, Inc. *	51,500	2,183,600

		25,756,748

Semiconductors — 2.7%
Agere Systems, Inc. *	25,800	388,032
Broadcom Corp., (Class “A” Stock) *	86,000	3,711,760
Intel Corp.	219,680	4,250,808
Marvell Technology Group Ltd. (Bermuda) *	29,440	1,592,704
Nvidia Corp. *	31,300	1,792,238
Texas Instruments, Inc.	34,000	1,103,980

		12,839,522

Telecommunication Services — 0.3%
Crown Castle International Corp. *(a)	48,100	1,363,635

Telecommunications — 1.6%
AT&T, Inc. (a)	119,300	3,225,872
Sprint Nextel Corp.	171,374	4,428,304

		7,654,176

Thrifts & Mortgage Finance — 1.1%
Freddie Mac	11,500	701,500
Washington Mutual, Inc. (a)	110,300	4,700,986

		5,402,486

Tobacco — 2.5%
Altria Group, Inc. *	132,150	9,364,149
Reynolds America, Inc. (a)	26,800	2,827,400

		12,191,549

Transportation — 0.3%
CSX Corp.	19,900	1,190,020
Norfolk Southern Corp.	5,200	281,164

		1,471,184

Utilities — 0.9%
American Electric Power Co., Inc.	14,700	500,094
DTE Energy Co.	23,700	950,133

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Utilities (cont’d.)
TXU Corp.	61,800	$2,766,168

		4,216,395

TOTAL LONG-TERM INVESTMENTS (cost $412,748,700)		479,091,347

SHORT-TERM INVESTMENT -12.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $60,310,401; includes $55,166,013 of cash collateral for securities on loan)(b)(w)	60,310,401	60,310,401

TOTAL INVESTMENTS — 111.5% (cost $473,059,101) (p)		539,401,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.5)%		(55,588,835)

NET ASSETS — 100.0%		$483,812,913

The following abbreviations are used in portfolio descriptions:

ADR     American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $52,836,872; cash collateral of $55,166,013 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $474,615,670; accordingly, net unrealized appreciation on investments for federal income tax purposes was $64,786,078 (gross unrealized appreciation - $83,496,464; gross unrealized depreciation - $18,710,386). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace — 2.1%
Lockheed Martin Corp.	8,322	$625,232
Northrop Grumman Corp.	108,734	7,425,445

		8,050,677

Airlines — 0.2%
Southwest Airlines Co.	31,534	567,297

Automobile Manufacturers — 1.5%
Ford Motor Co. (a)	735,707	5,856,228

Automotive Parts — 0.8%
Goodyear Tire & Rubber Co. (The) *(a)	52,408	758,868
Group 1 Automotive, Inc.	11,455	544,571
Sonic Automotive, Inc. (a)	68,868	1,911,775

		3,215,214

Beverages
Molson Coors Brewing Co. (Class “B” Stock)	1,414	97,029

Broadcasting — 0.3%
CBS Corp. (Class “B” Stock)	54,649	1,310,483

Building Materials — 0.8%
Building Material Holding Corp. (a)	40,196	1,432,586
USG Corp. *(a)	15,768	1,497,329

		2,929,915

Business Services — 0.4%
Accenture Ltd. (Class “A” Stock) *	10,626	319,524
Acxiom Corp.	17,354	448,427
Harland, (John H.) Co.	20,611	810,012

		1,577,963

Chemicals — 2.4%
Eastman Chemical Co.	56,941	2,914,240
Lyondell Chemical Co.	229,175	4,560,583
Olin Corp.	47,066	1,010,507
UAP Holding Corp.	29,688	638,292

		9,123,622

Computer Hardware — 4.6%
Hewlett-Packard Co.	195,583	6,434,681
Imation Corp.	11,976	513,890
International Business Machines Corp.	127,643	10,526,718

		17,475,289

Computer Services & Software — 2.9%
Computer Sciences Corp. *	49,580	2,754,169
Microsoft Corp.	296,788	8,075,601
Sybase, Inc.	1,813	38,291
Tech Data Corp. *	5,887	217,289

		11,085,350

Conglomerates — 0.4%
Tyco International Ltd.	61,942	1,665,001

Consumer Cyclicals - Motor Vehicle — 0.2%
ArvinMeritor, Inc. (a)	48,816	727,847

Consumer Products & Services — 4.7%
American Greetings Corp., (Class “A” Stock)	1,742	37,662
Hasbro, Inc.	27,157	573,013
Johnson & Johnson	97,122	5,751,565
Kimberly-Clark Corp.	115,976	6,703,413
Newell Rubbermaid, Inc. (a)	74,521	1,877,184
Reynolds America, Inc. (a)	15,189	1,602,439
Tupperware Corp.	71,668	1,475,644

		18,020,920

Electric — 0.6%
Pepco Holdings, Inc.	107,163	2,442,245

Electronic Components & Equipment — 2.1%
Arrow Electronics, Inc. *	123,065	3,971,308
Eastman Kodak Co. (a)	79,560	2,262,686
General Electric Co.	8,195	285,022
Nam Tai Electronics, Inc.	8,806	201,745
National Semiconductor Corp.	51,497	1,433,677

		8,154,438

Entertainment & Leisure — 1.2%
Disney, (Walt) Co.	63,583	1,773,330
Regal Entertainment Group (Class “A” Stock) (a)	10,931	205,612
Time Warner, Inc. *	159,494	2,677,904

		4,656,846

Financial - Bank & Trust — 9.6%
Bank of America Corp.	336,479	15,323,254
Comerica, Inc.	12,537	726,770
First Horizon National Corp.	133,473	5,559,151
Fremont General Corp.	40,088	864,297
National City Corp. (a)	218,827	7,637,062
Wachovia Corp.	41,368	2,318,676
Wells Fargo & Co.	62,636	4,000,561

		36,429,771

Financial Services — 7.7%
AmeriCredit Corp.	4,083	125,471
Capital One Financial Corp. (a)	19,543	1,573,602
Citigroup, Inc.	118,706	5,607,671
Fannie Mae	18,753	963,904
Goldman Sachs Group, Inc.	31,646	4,967,156
IndyMac Bancorp, Inc.	17,506	716,521
Morgan Stanley Dean Witter & Co.	66,762	4,193,989
Raymond James Financial, Inc.	19,445	574,794
Washington Mutual, Inc. (a)	251,111	10,702,351

		29,425,459

Food — 1.8%
Chiquita Brands International, Inc. *	80,608	1,351,796

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food (cont’d.)
Del Monte Foods Co. *	50,030	$593,356
General Mills, Inc.	50,959	2,582,602
Pilgrim’s Pride Corp.	65,293	1,414,899
Seaboard Corp.	549	875,106

		6,817,759

Healthcare Services — 0.3%
Kindred Healthcare, Inc. *	27,668	695,850
Magellan Health Services, Inc. *	9,796	396,444

		1,092,294

Industrial Products — 0.1%
Quanex Corp.	4,609	307,098

Insurance — 5.5%
ACE Ltd.	127,943	6,654,315
American Financial Group, Inc.	32,326	1,345,085
Chubb Corp.	17,074	1,629,543
Endurance Specialty Holdings Ltd. (Bermuda)	8,828	287,351
First American Corp.	95,368	3,734,611
Hartford Financial Services Group, Inc. (The) (a)	15,585	1,255,372
LandAmerica Financial Group, Inc. (a)	40,009	2,714,611
Lincoln National Corp.	5,702	311,272
Loews Corp. *	7,760	785,312
Nationwide Financial Services, Inc. (Class “A” Stock)	19,906	856,356
Protective Life Corp.	20,760	1,032,602
Zenith National Insurance Corp.	6,870	330,653

		20,937,083

Internet Services — 1.4%
EarthLink, Inc. *(a)	405,692	3,874,359
United Online, Inc. *	126,171	1,622,559

		5,496,918

Machinery & Equipment — 2.0%
Cummins, Inc. (a)	71,133	7,476,078

Medical Supplies & Equipment — 3.6%
Amgen, Inc. *	32,465	2,361,829
Applera Corp. - Applied Biosystems Group (a)	141,661	3,844,679
Becton Dickinson & Co.	46,683	2,874,739
McKesson Corp.	89,474	4,664,280

		13,745,527

Metals & Mining — 2.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	28,704	1,715,638
Nucor Corp.	47,020	4,927,226
Phelps Dodge Corp.	19,564	1,575,489

		8,218,353

Movies & Entertainment — 0.2%
Viacom, Inc. (Class “B” Stock) *	24,423	947,612

Office — 0.1%
Mack-Cali Realty Corp.	5,457	261,936

Oil & Gas — 11.7%
ChevronTexaco Corp.	198,462	11,504,842
ConocoPhillips (a)	98,943	6,248,251
Exxon Mobil Corp.	285,298	17,363,236
Marathon Oil Corp.	23,781	1,811,399
Nicor, Inc.	46,688	1,846,977
Sunoco, Inc.	33,231	2,577,729
Tesoro Corp. *(a)	1,098	75,037
Valero Energy Corp.	39,742	2,375,777
Veritas DGC, Inc.	22,062	1,001,394

		44,804,642

Paper & Forest Products — 1.4%
Louisiana-Pacific Corp.	189,716	5,160,275

Pharmaceuticals — 6.5%
Alpharma, Inc. (Class “A” Stock) (a)	62,626	1,679,630
AmerisourceBergen Corp.	80,682	3,894,520
Hospira, Inc.	27,455	1,083,374
King Pharmaceuticals, Inc. *	91,853	1,584,464
Merck & Co., Inc.	240,055	8,457,138
Pfizer, Inc.	321,923	8,022,321
Viropharma, Inc. *	6,741	85,611

		24,807,058

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co.	17,935	586,833

Railroads — 0.9%
Burlington North Santa Fe Corp.	14,153	1,179,370
CSX Corp.	7,698	460,340
Norfolk Southern Corp.	14,521	785,151
Union Pacific Corp.	9,712	906,615

		3,331,476

Real Estate Investment Trust — 2.4%
CBL & Associates Properties, Inc.	149,086	6,328,701
Cresent Real Estate Equities Co. *(a)	6,168	129,960
iStar Financial, Inc.	24,645	943,410
Lennar Corp. (Class “A” Stock) (a)	11,318	683,381
Lexington Corp. Properties Trust	16,825	350,801
U.S. Restaurant Properties Master	41,472	629,960

		9,066,213

Restaurants — 0.9%
Darden Restaurants, Inc.	32,923	1,350,831
McDonald’s Corp.	62,162	2,135,886

		3,486,717

Retail & Merchandising — 3.7%
Barnes & Noble, Inc. *	82,954	3,836,623

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Federated Department Stores, Inc.	38,072	$2,779,256
J. C. Penney Co., Inc. (a)	34,300	2,072,063
Longs Drug Stores Corp.	2,817	130,371
Payless Shoesource, Inc. *	33,909	776,177
SUPERVALU, Inc.	144,375	4,449,637

		14,044,127

Semiconductors — 2.3%
Freescale Semiconductor, Inc. (Class “B” Stock)	47,576	1,321,185
Intel Corp.	372,356	7,205,089
Texas Instruments, Inc.	3,548	115,204

		8,641,478

Software
BMC Software, Inc. *	1,776	38,468

Telecommunications — 3.6%
ALLTEL Corp.	12,128	785,288
AT&T, Inc.	207,945	5,622,833
Motorola, Inc.	49,904	1,143,300
Sprint Corp.	57,844	1,494,689
Verizon Communications, Inc.	137,317	4,677,017

		13,723,127

Transportation — 1.3%
FedEx Corp.	10,045	1,134,482
Laidlaw International, Inc.	19,300	524,960
United Parcel Service, Inc. (Class “B” Stock)	41,590	3,301,414

		4,960,856

Utilities — 4.6%
Edison International *	38,421	1,582,177
FirstEnergy Corp.	40,022	1,957,076
PG&E Corp.	254,494	9,899,817
Pinnacle West Capital Corp.	37,795	1,477,784
TXU Corp.	6,201	277,557
UGI Corp.	69,864	1,472,034
Vectren Corp.	29,665	782,563

		17,449,008

TOTAL COMMON STOCKS (cost $353,664,482)		378,212,530

	UNITS

WARRANT
Telecommunications
Lucent Technologies, Inc., expiring on 12/10/07 (cost $2,535) *	2	1,560

TOTAL LONG-TERM INVESTMENTS (cost $353,667,017)		378,214,090

SHORT-TERM INVESTMENTS – 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.8%
Dryden Core Investment Fund - Taxable Money Market Series (cost $60,157,592; includes $60,157,592 of cash collateral for securities on loan)(b)(w)	60,157,592	$60,157,592

Interest Rate	Maturity Date	Principal Amount (000)

U.S. GOVERNMENT AGENCY OBLIGATION – 0.6%
Federal Home Loan Banks
4.61%	04/03/06	$2,440	2,440,000

TOTAL SHORT-TERM INVESTMENTS (cost $62,597,592)			62,597,592

TOTAL INVESTMENTS — 115.6% (cost $416,264,609) (p)			440,811,682
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (15.6)%			(59,340,505)

NET ASSETS — 100.0%			$381,471,177

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $57,492,135; cash collateral of $60,157,592 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Portfolio’s investments was $423,595,106; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,216,576 (gross unrealized appreciation - $33,183,364; gross unrealized depreciation - $15,966,788). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2006	Appreciation

Long Position:
7	S&P 500	Jun 06	$2,263,012	$2,280,775	$17,763	(1)

(1) Cash of $112,000 has been segregated with the custodian to cover requirements for the above open futures contracts at March 31, 2006.

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace — 2.5%
United Technologies Corp.	1,225,000	$71,013,250

Broadcasting — 8.2%
CBS Corp. (Class “B” Stock)	479,900	11,508,002
News Corp. (Class “A” Stock)	4,261,300	70,780,193
Time Warner, Inc. *	5,600,000	94,024,000
Viacom, Inc. (Class “B” Stock) *	1,075,000	41,710,000
Westwood One, Inc. *(a)	820,000	9,052,800

		227,074,995

Cable Television — 0.7%
Comcast Corp. (Class “A”Stock) (a)	700,000	18,312,000
Comcast Corp. (Special Class “A” Stock) *(a)	75,000	1,959,000

		20,271,000

Chemicals — 3.0%
Air Products & Chemicals, Inc.	1,094,900	73,566,331
DuPont, (E.I.) de Nemours & Co.	262,000	11,059,020

		84,625,351

Computer Hardware — 3.1%
International Business Machines Corp.	1,050,000	86,593,500

Computer Services & Software — 6.7%
EMC Corp. *	3,271,300	44,587,819
Fiserv, Inc. *	391,900	16,675,345
Microsoft Corp.	3,900,000	106,119,000
Oracle Corp. *	1,450,000	19,850,500

		187,232,664

Conglomerates — 1.4%
Altria Group, Inc.	569,600	40,361,856

Consumer Products & Services — 6.0%
Building Material Holding Corp. (a)	310,000	11,048,400
Colgate-Palmolive Co.	160,000	9,136,000
Fortune Brands, Inc.	857,800	69,164,414
Loews Corp. - Carolina Group (a)	644,500	30,465,515
Procter & Gamble Co.	650,000	37,453,000
Reynolds America, Inc. (a)	100,000	10,550,000

		167,817,329

Electronic Components & Equipment — 4.7%
Emerson Electric Co.	600,000	50,178,000
General Electric Co.	2,350,000	81,733,000

		131,911,000

Financial - Bank & Trust — 5.1%
Bank of America Corp.	1,395,600	63,555,624
Bank of New York Co., Inc. (The) (a)	479,100	17,266,764
Northern Trust Corp. (a)	665,000	34,912,500

Wachovia Corp.	460,000	25,783,000

		141,517,888

Financial Services — 14.1%
AMBAC Financial Group, Inc.	41,200	3,279,520
Citigroup, Inc.	2,721,800	128,577,832
Fannie Mae (a)	1,876,500	96,452,100
Goldman Sachs Group, Inc.	150,000	23,544,000
JP Morgan Chase & Co.	2,850,000	118,674,000
Merrill Lynch & Co., Inc.	300,000	23,628,000

		394,155,452

Food — 0.1%
General Mills, Inc.	50,000	2,534,000

Healthcare Services — 3.3%
Health Management Associates, Inc. (Class “A” Stock) (a)	328,800	7,092,216
UnitedHealth Group, Inc.	75,900	4,239,774
WellPoint, Inc. *	1,025,800	79,427,694

		90,759,684

Hotels & Motels — 1.4%
Hilton Hotels Corp.	1,533,800	39,050,548

Industrial Products — 0.8%
Illinois Tool Works, Inc.	224,700	21,640,857

Insurance — 7.7%
ACE Ltd. (Cayman Islands)	904,400	47,037,844
American International Group, Inc.	1,719,900	113,668,191
Axis Capital Holdings Ltd. (Bermuda)	1,498,100	44,793,190
MetLife, Inc.	165,400	8,000,398

		213,499,623

Internet Services — 0.1%
Juniper Networks, Inc. *(a)	214,200	4,095,504

Medical Supplies & Equipment — 0.4%
Boston Scientific Corp. *(a)	433,600	9,994,480

Oil & Gas — 9.1%
Apache Corp.	83,900	5,496,289
Baker Hughes, Inc.	268,900	18,392,760
ChevronTexaco Corp.	844,500	48,955,665
ConocoPhillips (a)	506,800	32,004,420
Exxon Mobil Corp.	1,117,500	68,011,050
GlobalSantaFe Corp.	24,800	1,506,600
Nabors Industries Ltd. (Bermuda) *(a)	548,300	39,247,314
Noble Energy, Inc.	882,696	38,768,008

		252,382,106

Pharmaceuticals — 2.6%
Forest Laboratories, Inc. *	450,000	20,083,500
Lilly, (Eli) & Co.	342,000	18,912,600
Merck & Co., Inc.	415,000	14,620,450

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	800,000	$19,936,000

		73,552,550

Railroads — 0.9%
Union Pacific Corp.	260,300	24,299,005

Restaurants — 0.9%
McDonald’s Corp.	700,000	24,052,000

Retail & Merchandising — 4.2%
CVS Corp.	4,700	140,389
Gap, Inc.	378,300	7,066,644
Home Depot, Inc.	2,519,600	106,579,080
Lowe’s Cos., Inc.	34,400	2,216,736

		116,002,849

Semiconductors — 1.6%
Advanced Micro Devices, Inc. *(a)	148,600	4,927,576
Applied Materials, Inc. *	1,182,500	20,705,575
KLA-Tencor Corp. *	379,200	18,338,112

		43,971,263

Software — 0.4%
BEA Systems, Inc.	873,900	11,474,307

Technology - Computer Software — 0.2%
Check Point Software Technologies Ltd. *(a)	250,000	5,005,000

Telecommunications — 5.2%
AT&T, Inc. (a)	2,139,600	57,854,784
BellSouth Corp.	800,000	27,720,000
Cisco Systems, Inc. *	464,500	10,065,715
Motorola, Inc.	845,400	19,368,114

Verizon Communications, Inc.	888,400	30,258,904

		145,267,517

Transportation — 2.7%
United Parcel Service, Inc. (Class “B” Stock)	941,200	74,712,456

Utilities — 0.8%
FirstEnergy Corp.	465,000	22,738,500

TOTAL LONG-TERM INVESTMENTS (cost $2,474,011,910)		2,727,606,534

SHORT-TERM INVESTMENT — 7.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $203,510,020; includes $160,422,757 of cash collateral for securities on loan)(b)(w)	203,510,020	203,510,020

TOTAL SHORT-TERM INVESTMENTS (cost $203,510,020)		203,510,020

TOTAL INVESTMENTS — 105.2% (cost $2,677,521,930) (p)		2,931,116,554
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(145,290,253)

NET ASSETS — 100.0%		$2,785,826,301

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $152,800,211; cash collateral of $160,422,757 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $2,687,901,148; accordingly, net unrealized appreciation on investments for federal income tax purposes was $243,215,406 (gross unrealized appreciation - $278,381,763; gross unrealized depreciation - $35,166,357). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 92.8%
Affiliated Registered Investment Companies
AST AllianceBernstein Growth & Income Portfolio	$690,291	$14,295,929
AST Federated Aggressive Growth Portfolio	96,188	1,091,734
AST Goldman Sachs Small-Cap Value Portfolio	140,715	2,406,223
AST High Yield Bond Portfolio	310,750	2,430,061
AST Large-Cap Value Portfolio	1,490,839	26,447,482
AST LSV International Value Portfolio	898,227	14,659,062
AST Marsico Capital Growth Portfolio	1,187,742	23,446,023
AST PIMCO Total Return Bond Portfolio	5,314,889	58,410,629
AST Small-Cap Growth Portfolio *	66,476	1,068,276
AST T. Rowe Price Global Bond Portfolio	226,281	2,461,934
AST T. Rowe Price Large-Cap Growth Portfolio *	1,949,395	20,332,190
AST T. Rowe Price Natural Resources Portfolio	116,362	3,232,533
AST William Blair International Growth Portfolio	1,131,491	16,859,219

TOTAL LONG-TERM INVESTMENTS (cost $175,075,041)		187,141,295

SHORT-TERM INVESTMENT -6.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $13,836,392)(w)	13,836,392	13,836,392

TOTAL INVESTMENTS — 99.6% (cost $188,911,433) (p)		200,977,687
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		716,790

NET ASSETS — 100.0%		$201,694,477

*	Non-income producing security.

(p)

The United States federal income tax basis of the Portfolio’s investments was $189,434,765; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,542,922 (gross unrealized appreciation - $16,182,990; gross unrealized depreciation - $4,640,068). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as a manager of the underlying portfolios in which the Portfolio invests.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 103.1%
COMMON STOCKS — 62.4%
Aerospace — 1.7%
Boeing Co. *	32,209	$2,510,047
Lockheed Martin Corp.	10,661	800,961

		3,311,008

Airlines — 0.1%
Southwest Airlines Co.	6,119	110,081

Automobile Manufacturers — 1.4%
Cummins, Inc. (a)	17,018	1,788,592
Ford Motor Co. (a)	72,254	575,142
Navistar International Corp. *	13,557	373,902

		2,737,636

Automotive Parts — 0.7%
Goodyear Tire & Rubber Co.(The) *(a)	64,122	928,487
Group 1 Automotive, Inc.	4,630	220,110
TRW Automotive Holdings Corp. *(a)	11,678	272,097

		1,420,694

Beverages — 2.7%
Brown-Forman Corp. (Class “B” Stock)	7,476	575,428
Coca-Cola Co.	54,727	2,291,419
Coca-Cola Enterprises, Inc.	6,520	132,617
Molson Coors Brewing Co. (Class “B” Stock)	321	22,027
Pepsi Bottling Group, Inc.	33,645	1,022,472
PepsiAmericas, Inc.	27,894	682,008
PepsiCo, Inc.	6,926	400,253

		5,126,224

Biotechnology — 1.0%
Amgen, Inc. *	25,603	1,862,618

Broadcasting — 0.3%
CBS Corp. (Class “B” Stock)	8,553	205,101
Viacom, Inc. (Class “B” Stock) *	8,046	312,185

		517,286

Building Materials — 0.8%
Lowe’s Cos., Inc.	11,753	757,363
USG Corp. *(a)	8,942	849,133

		1,606,496

Business Services — 1.3%
Accenture Ltd. (Class “A” Stock) *	42,989	1,292,679
Acxiom Corp.	27,566	712,306
Harland, (John H.) Co.	13,516	531,179

		2,536,164

Capital Markets — 0.3%
Mellon Financial Corp.	14,819	527,556

Chemicals — 1.0%
Celanese Corp.	19,586	410,718
Lyondell Chemical Co.	64,918	1,291,868

Tronox, Inc. Common (Class “B” Stock) *	3,940	66,935
UAP Holding Corp.	9,189	197,564

		1,967,085

Commercial Services — 0.3%
Moody’s Corp. (a)	8,419	601,622

Computer Hardware — 2.9%
Apple Computer, Inc. *	13,006	815,736
Dell, Inc. *	2,769	82,406
Hewlett-Packard Co.	69,972	2,302,079
International Business Machines Corp.	27,668	2,281,780

		5,482,001

Computer Services & Software — 0.8%
Autodesk, Inc.	6,618	254,925
Cadence Design Systems, Inc. *	6,468	119,593
Computer Sciences Corp. *	1,281	71,160
Global Payments, Inc.	21,416	1,135,262

		1,580,940

Conglomerates — 0.2%
Teleflex, Inc.	4,253	304,642

Construction — 0.1%
Building Material Holding Corp. (a)	6,414	228,595

Consumer Products & Services — 0.8%
Johnson & Johnson	21,932	1,298,813
Loews Corp. - Carolina Group (a)	3,551	167,856

		1,466,669

Consumer Staples - Home Products — 1.1%
Colgate-Palmolive Co.	37,232	2,125,947

Containers & Packaging — 0.1%
Silgan Holdings, Inc.	2,401	96,448

Diversified Operations — 0.2%
Seaboard Corp.	277	441,538

Electronic Components & Equipment — 1.9%
Arrow Electronics, Inc. *	35,195	1,135,743
AVX Corp.	3,045	53,897
Jabil Circuit, Inc. *	14,251	610,798
National Semiconductor Corp.	56,579	1,575,159
Plexus Corp. *	7,448	279,821

		3,655,418

Entertainment & Leisure — 1.6%
Disney, (Walt) Co.	39,121	1,091,085
DreamWorks Animation SKG, Inc. (Class ‘‘A’’ Stock) *	17,854	472,238
Penn National Gaming, Inc. *	3,055	128,860
Royal Caribbean Cruises Ltd.	7,906	332,210

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Time Warner, Inc. *	64,579	$1,084,281

		3,108,674

Environmental Services — 0.1%
Republic Services, Inc.	2,666	113,332

Farming & Agriculture — 0.1%
Monsanto Co.	3,271	277,217

Financial - Bank & Trust — 4.4%
Bank of America Corp.	51,541	2,347,177
Corus Bankshares, Inc. (a)	11,476	682,133
Downey Financial Corp.	8,858	596,143
Golden West Financial Corp. (a)	11,415	775,079
Northern Trust Corp. (a)	14,247	747,968
State Street Corp.	5,152	311,335
Wachovia Corp.	18,229	1,021,736
Wells Fargo & Co.	32,263	2,060,638

		8,542,209

Financial Services — 5.5%
American Express Co.	28,822	1,514,596
AmeriCredit Corp.	33,585	1,032,067
Capital One Financial Corp. (a)	25,075	2,019,039
CompuCredit Corp. *(a)	4,037	148,602
Federated Investors, Inc. (Class “B” Stock)	39,766	1,552,862
Goldman Sachs Group, Inc.	12,751	2,001,397
Morgan Stanley Dean Witter & Co. (a)	10,540	662,123
PNC Financial Services Group, Inc.	903	60,781
Raymond James Financial, Inc.	26,980	797,529
Washington Mutual, Inc. (a)	16,293	694,408

		10,483,404

Food — 1.2%
Campbell Soup Co.	3,790	122,796
Chiquita Brands International, Inc. *	7,503	125,825
General Mills, Inc.	22,670	1,148,916
Kroger Co. (The) *	48,065	978,603

		2,376,140

Healthcare Services — 0.8%
Humana, Inc.	571	30,063
Sierra Health Services, Inc. *	6,873	279,731
UnitedHealth Group, Inc.	21,814	1,218,530

		1,528,324

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	11,016	504,313

Industrial Products — 0.1%
Quanex Corp.	2,795	186,231

Insurance — 2.9%
ACE Ltd.	8,856	460,601
Arch Capital Group Ltd. *	1,551	89,555
Berkley, (W.R.) Corp.	34,640	2,011,198
Chubb Corp.	8,675	827,942
Endurance Specialty Holdings Ltd. (Bermuda)	2,421	78,803
First American Corp.	38,662	1,514,004
LandAmerica Financial Group, Inc. (a)	2,965	201,175
Zenith National Insurance Corp.	8,205	394,907

		5,578,185

Machinery & Equipment
JLG Industries, Inc.	3,094	95,264

Medical Supplies & Equipment — 1.9%
Applera Corp. - Applied Biosystems Group (a)	6,684	181,404
Becton, Dickinson & Co.	22,650	1,394,787
Kinetic Concepts, Inc. *	5,931	244,179
McKesson Corp.	37,062	1,932,042

		3,752,412

Metals & Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	28,323	1,692,866
Nucor Corp.	14,341	1,502,793
Reliance Steel & Aluminum Co. *	2,011	188,873

		3,384,532

Oil & Gas — 6.8%
ChevronTexaco Corp.	17,483	1,013,489
ConocoPhillips (a)	3,759	237,381
Exxon Mobil Corp.	87,489	5,324,580
Kerr-McGee Corp.	19,538	1,865,488
Marathon Oil Corp.	12,215	930,417
Pride International, Inc.	16,609	517,869
Sunoco, Inc.	20,027	1,553,494
Tesoro Corp. *(a)	1,990	135,997
Valero Energy Corp.	24,519	1,465,746

		13,044,461

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	12,425	337,960

Pharmaceuticals — 3.4%
Alkermes, Inc. *(a)	11,011	242,792
Alpharma, Inc. (Class “A” Stock) (a)	21,022	563,810
AmerisourceBergen Corp.	46,188	2,229,495
Cardinal Health, Inc.	24,308	1,811,432
Express Scripts, Inc.	9,753	857,289
Gilead Sciences, Inc. *	144	8,960
Hospira, Inc.	3,264	128,797
King Pharmaceuticals, Inc. *	42,551	734,005

		6,576,580

Printing & Publishing — 0.1%
Wiley, (John) & Sons, Inc. (Class “A” Stock)	5,339	202,081

Railroads — 0.1%
Burlington North Santa Fe Corp.	325	27,082

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Railroads (cont’d.)
Union Pacific Corp.	1,876	$175,125

		202,207

Real Estate Investment Trust — 0.8%
CBL & Associates Properties, Inc.	32,474	1,378,521
Taubman Centers, Inc.	1,743	72,631

		1,451,152

Restaurants — 0.9%
Darden Restaurants, Inc.	19,458	798,362
Domino’s Pizza, Inc.	4,848	138,410
Papa John’s International, Inc. *	4,620	151,582
Yum! Brands, Inc.	12,331	602,493

		1,690,847

Retail & Merchandising — 3.3%
Barnes & Noble, Inc. *	38,952	1,801,530
Dollar Tree Stores, Inc. *	15,114	418,204
Dress Barn, Inc. *(a)	2,326	111,532
Home Depot, Inc.	22,642	957,757
J. C. Penney Co., Inc. (a)	27,933	1,687,432
Longs Drug Stores Corp.	15,140	700,679
Pantry, Inc. *	2,076	129,522
Payless Shoesource, Inc. *	18,137	415,156
SUPERVALU, Inc.	3,182	98,069

		6,319,881

Semiconductors — 0.4%
ON Semiconductor Corp. *	7,761	56,345
Texas Instruments, Inc.	21,038	683,104

		739,449

Software — 0.5%
BMC Software, Inc. *	3,347	72,496
Intuit, Inc. *	5,369	285,577
Microsoft Corp.	17,123	465,917
Oracle Corp. *	6,101	83,523

		907,513

Telecommunications — 2.0%
AT&T, Inc.	19,077	515,842
BellSouth Corp.	13,655	473,146
CenturyTel, Inc.	1,020	39,902
Cisco Systems, Inc. *	38,823	841,294
Motorola, Inc.	8,870	203,212
Sprint Corp.	40,147	1,037,399
Verizon Communications, Inc.	21,103	718,768
West Corp. *	1,519	67,839

		3,897,402

Transportation — 0.5%
FedEx Corp.	1,015	114,634
Laidlaw International, Inc.	8,399	228,453
United Parcel Service, Inc. (Class “B” Stock)	7,240	574,711

		917,798

Utilities — 3.0%
AES Corp. *	83,041	1,416,679
Edison International *	18,089	744,905
PG&E Corp.	39,763	1,546,781
TXU Corp.	42,807	1,916,041
UGI Corp.	7,111	149,829

		5,774,235

TOTAL COMMON STOCKS (cost $107,561,300)		119,698,471

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.8%
Federal Home Loan Bank — 0.3%
4.625%	09/11/20	$600	550,798

Federal Home Loan Mortgage Corp. — 7.5%
4.50%	12/15/14 - 01/01/19	1,982	1,920,287
4.90%	11/03/08	2,820	2,794,753
5.00%	02/15/16 - 04/15/19	5,414	5,341,365
5.30%	05/12/20	900	854,481
5.50%	03/28/16 - 12/01/33	1,180	1,167,037
6.50%	06/01/16	229	233,532
7.00%	03/15/10 - 08/01/29	2,029	2,153,757

			14,465,212
Federal National Mortgage Assoc. — 13.8%
4.50%	10/15/08 - 05/01/19	1,839	1,788,428
5.00%	07/25/18 -12/25/34	4,332	4,158,320
5.25%	04/15/07	3,850	3,854,223
5.50%	12/01/16 - 01/01/34	7,810	7,665,220
5.80%	02/09/26	2,200	2,151,147
6.00%	12/01/13 - 04/15/34	4,078	4,079,577
6.50%	01/01/32 - 08/01/32	274	279,629
6.625%	09/15/09 - 11/15/30	1,775	1,942,690
7.00%	05/01/11 - 06/01/32	517	532,318
7.50%	03/01/27 - 09/01/30	94	97,143

			26,548,695
Government National Mortgage Assoc. — 0.2%
6.00%	04/15/28 - 05/15/28	65	66,136
6.50%	03/15/28 - 04/15/28	49	50,722
7.00%	12/15/27 - 05/15/31	137	143,793
7.50%	05/15/30	49	51,809
8.00%	03/15/27	10	11,116

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
8.75%	04/15/27		$5	$4,971

				328,547

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $42,469,348)				41,893,252

CORPORATE BONDS — 6.8%
Beverages — 0.1%
Miller Brewing Co., Notes 144A (g)
4.25%	08/15/08	Baa1	300	292,675

Broadcasting — 0.2%
Cox Communications, Inc., Notes
7.125%	10/01/12	Baa3	300	314,719
News America Holdings Co., Gtd. Notes
7.75%	01/20/24	Baa3	150	162,127

				476,846

Commercial Services — 0.1%
D.R. Horton, Inc., Sr. Notes Sr. Notes
7.875%	08/15/11	Ba1	210	224,718

Construction — 0.1%
KB Home & Broad Home Corp., Notes
6.375%	08/15/11	Ba1	160	156,998

Electronic Components & Equipment — 0.1%
Florida Power & Light, First Mortgage
5.65%	02/01/37	Aa3	140	133,669

Energy — 0.1%
XTO Energy, Inc., Notes
5.30%	06/30/15	Baa3	100	96,454

Entertainment & Leisure — 0.2%
Disney, (Walt) Co., Notes
5.50%	12/29/06	Baa1	400	400,850

Environmental Services — 0.1%
Waste Management, Inc., Sr. Notes
7.00%	07/15/28	Baa3	210	224,821

Farming & Agriculture — 0.1%
Archer-Daniels-Midland Co., Notes
5.375%	09/15/35	A2	150	136,726

Financial - Bank & Trust — 0.4%
General Electric Capital Corp., Notes
6.125%	02/22/11	NR	190	195,757
HSBC Finance Corp., Sr. Notes
4.625%	09/15/10	Aa3	170	163,922
PNC Bank NA, Sr. Sub. Notes
4.875%	09/21/17	A2	200	185,930
Wells Fargo & Co., Sr. Unsec’d. Notes
4.625%	08/09/10	Aa1	270	262,043

				807,652

Financial - Brokerage — 0.8%
Goldman Sachs Group, Inc., Notes
5.25%	10/15/13	Aa3	500	486,772
Lehman Brothers Holdings, Notes
5.00%	01/14/11	A1	220	215,535
Merrill Lynch & Co., Inc., Notes
2.07%	06/12/06	Aa3	350	347,980
4.25%	02/08/10	Aa3	200	192,037
Morgan Stanley, Notes
4.00%	01/15/10	Aa3	100	95,015
4.25%	05/15/10	Aa3	150	142,939

				1,480,278

Financial Services — 0.5%
American General Finance, Notes
4.50%	11/15/07	A1	300	296,698
Ford Motor Credit Co., Notes
6.50%	01/25/07	A3	350	348,660
John Deere Capital Corp., Sr. Notes
4.50%	08/25/08	A3	270	265,067

				910,425

Food — 0.1%
Cadbury Schweppes US Finance LLC, Gtd. Notes 144A (g)
3.875%	10/01/08	Baa2	190	183,207

Insurance — 0.4%
Genworth Financial, Inc., Notes
4.95%	10/01/15	A2	120	113,428
5.75%	06/15/14	A2	300	301,706
Monumental Global Funding II, Notes 144A (g)
3.85%	03/03/08	Aa3	350	340,436

				755,570

Medical Supplies & Equipment — 0.4%
Beckman Coulter, Inc., Gtd. Notes
7.45%	03/04/08	Baa3	400	413,435
Laboratory Corp. of America, Sr. Unsec’d. Notes
5.625%	12/15/15	Baa3	240	235,676
Schering-Plough Corp., Sr. Notes
5.55%	12/01/13	Baa1	150	148,406

				797,517

Metals & Mining — 0.1%
Alcan, Inc., Notes
4.50%	05/15/13	Baa1	290	269,408

Miscellaneous — 0.7%
Morgan Stanley Traded Custody Receipts, Sub. Notes 144A Series 2002-2 (c)(f)(g)
7.705%	03/01/32	Baa1	969	1,111,045

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Miscellaneous (cont’d.)
Quebec Province, Notes
5.00%	07/17/09	A1	250	248,437

				1,359,482

Oil & Gas — 0.5%
Devon Energy Corp., Sr. Notes
2.75%	08/01/06	Baa2	300	297,409
Enterprise Products Operating LP, Sr. Notes
6.65%	10/15/34	Baa3	110	109,301
4.95%	06/01/10	Baa3	360	349,202
Premcor Refining Group, Inc., Gtd. Notes
6.125%	05/01/11	Baa3	270	274,513

				1,030,425

Railroads — 0.2%
Canadian National Railways Co., Bonds
6.25%	08/01/34	Baa1	300	315,104
Norfolk Southern Corp., Bonds
7.80%	05/15/27	Baa1	10	12,001

				327,105

Retail & Merchandising — 0.3%
May Department Stores Co., Notes
4.80%	07/15/09	Baa2	500	489,812

Telecommunications — 0.7%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	48	53,983
AT&T Corp., Sr. Notes
9.05%	11/15/11	Ba1	233	251,875
Nextel Communications, Sr. Notes
5.95%	03/15/14	Baa2	440	435,611
Sprint Capital Corp., Gtd. Notes
8.75%	03/15/32	Baa3	100	125,026
Sprint Capital Corp., Notes
8.375%	03/15/12	Baa3	240	271,176
Telecom Italia Capital SA Co., Gtd. Notes (Luxembourg)
4.00%	01/15/10	NR	140	131,613

				1,269,284

Utilities — 0.6%
Carolina Power & Light, First Mortgage
5.15%	04/01/15	A3	50	48,079
CenterPoint Energy Resources Corp., Debs.
6.50%	02/01/08	Ba1	350	355,192
Dominion Resources, Inc., Notes
4.125%	02/15/08	Baa1	300	292,542
4.75%	12/15/10	Baa1	140	134,489
Nisource Finance Corp.,Gtd. Notes
5.25%	09/15/17	Baa3	120	112,621
Pacific Gas & Electric Corp., First Mortgage
6.05%	03/01/34	Baa1	150	146,787

Southern California Edison Co., First Mortgage
5.625%	02/01/36	A3		150	140,408

					1,230,118

TOTAL CORPORATE BONDS (cost $13,229,148)					13,054,040

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP (IO)
Zero	11/10/39	AAA(d	)	5,423	124,002
Bank of America Large Loan, Series 2005- MIB1,Class A1 144A (g)
4.899%	08/15/07	Aaa		821	820,278
Bank of America Mortgage Securities, Series 2004-F, Class 2A5
4.155%	07/25/34	Aaa		2,000	1,921,728
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class X2 (IO)
Zero	08/13/46	AAA(d	)	7,500	249,590
Citigroup Commercial Mortgage Trust, Series 2004-FL1, Class A1 144A (c)(g)
4.879%	07/15/18	Aaa		113	113,453
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X (IO)
Zero	09/15/30	AAA(d)		6,345	190,952
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%	10/15/38	Aaa		299	297,443
LB-UBS Commerical Mortgage Trust, Series 2003-C5, Class A2
3.478%	07/15/27	Aaa		1,100	1,056,766
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A2
4.567%	06/15/29	Aaa		700	686,037
LB-UBS Commercial Mortgage Trust, Series 2005-C3J, Class A3
4.647%	07/15/30	Aaa		1,000	960,546
Lehman Brothers Commercial Mortgage Trust, Series 2005-LLFA, Class A1 144A (c)(g)
4.849%	07/15/18	Aaa		486	485,764
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%	12/25/33	AAA(d)		73	72,993
Washington Mutual,
Series 2004-AR4, Class A6
3.803%	06/25/34	Aaa		850	809,131
Series 2004-AR9, Class A7
4.177%	08/25/34	Aaa		950	914,145
Series 2005-AR11, Class A1C1(c)
5.018%	07/25/45	Aaa		391	390,509

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,363,024)
					9,093,337

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds
4.50%	02/28/11 - 02/15/36	1,910	1,844,453

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value

U.S. TREASURY OBLIGATIONS (Continued)
6.125%	11/15/27		$400	$455,375
6.25%	05/15/30		609	711,721
7.125%	02/15/23		1,050	1,291,336
8.125%	08/15/21		2,320	3,070,376

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,564,623)				7,373,261

ASSET-BACKED SECURITIES — 3.3%
ABSC NIMS Trust, Series 2004-HE5, Class A1 144A (g)
5.00%	08/27/34	BBB+(d)	8	8,448
Accredited Mortgage Loan Trust, Series 2004-4, Class A2A (c)
4.86%	04/25/36	Aaa	490	490,000
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A 144A (g)
5.193%	06/25/34	BBB+(d)	5	4,701
Ameriquest Mortgage Securities, Inc., Series R1, 2006 Class A2A (c)
4.898%	03/25/36	Aaa	383	383,094
Argent NIM Notes, Series 2004-WN9, Class A 144A (g)
5.19%	10/25/34	BBB+(d)	8	7,790
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1
4.45%	05/26/34	A-(d)	5	4,663
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4 (c)
4.809%	03/15/10	Aaa	1,125	1,125,644
CNH Equipment Trust, Series 2004-A, Class A3A (c)
4.819%	10/15/08	Aaa	224	223,866
Countrywide Asset-Backed Certificates, Series 2006-6, Class 2A1(c)
4.821%	04/25/36	AAA	590	590,000
Series 2004-11N, Class N 144A
5.25%	04/25/36	BBB(d)	8	7,826
Series 2004-5N, Class N1
5.50%	10/25/35	BBB(d)	5	5,188
Countrywide Asset-Backed Certificates, Series 2005-7, Class 3AV1 (c)
4.938%	11/25/25	Aaa	969	969,178
Credit-Based Asset Servicing and Securitization Trust, Series 2006-CB3, Class AV1 (c)
4.87%	03/25/36	Aaa	700	700,000
GSAMP Trust, Series 2004-NIM1, Class N1 144A (g)
5.50%	09/25/34	BBB(d)	6	6,232
Indymac Residential Asset Backed Trust, Series 2006-B, Class 2A1 (c)
4.65%	06/25/36	Aaa	470	469,927
Long Beach Asset Holdings Corp., Series 2005-1, Class N1 144A
4.115%	02/25/35	Aaa	37	36,636
Series 2004-5, Class N1 144A
5.00%	09/25/34	A-(d)	5	5,461
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A1(c)
4.64%	03/25/36	AAA(d)	520	519,919
Residential Asset Mortgage Products, Inc., Series 2005 RS1, Class AII1 (c)
4.928%	01/25/35	Aaa	691	690,858

ASSET-BACKED SECURITIES (Continued)
Residential Asset Securities Corp., Series 2004-KS2, Class MI1
4.71%	03/25/34	Aa2	110	105,724
Sail Net Interest Margin Notes(g)
5.00%	09/27/34	A-(d)	15	14,476

TOTAL ASSET-BACKED SECURITIES (cost $6,373,504)				6,369,631

MUNICIPAL BOND — 0.2%
Illinois — 0.2%
Illinois State Taxable Pension (cost $306,803)
5.10%	06/01/33	Aa3	300	280,677

TOTAL LONG – TERM INVESTMENTS (cost $186,867,750)				197,762,669

SHORT-TERM INVESTMENTS — 8.8%

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 7.0%
Dryden Core Investment Fund - Taxable Money Market Series (cost $13,434,391; includes $13,396,976 of cash collateral for securities on loan)(b)(w)	13,434,391	13,434,391

U.S. GOVERNMENT AGENCY OBLIGATION — 1.8%
Federal Home Loan Bank
4.61%	04/03/06	3,470	3,470,000

TOTAL SHORT-TERM INVESTMENTS (cost $16,904,391)			16,904,391

TOTAL INVESTMENTS — 111.9%
(cost $203,772,141) (p)			214,667,060
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (11.9)%			(22,792,247)

NET ASSETS — 100.0%			$191,874,813

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated by Moodys or Standard & Poor’s

*	Non-income producing security.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $12,917,878; cash collateral of $13,396,976 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of March 31, 2006.

(g)	Indicates a security that has been deemed illiquid.

(p)

The United States federal income tax basis of the Portfolio’s investments was $204,747,895; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,919,165 (gross unrealized appreciation - $12,804,659; gross unrealized depreciation - $2,885,494). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(v)	The rate shown reflects the coupon rate after the step date.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation

Long Position:
2	S&P 500(1)	Jun 06	$646,575	$651,650	$5,075

(1) Cash of $32,000 has been segregated with the custodian to cover requirements for the above open futures contracts at March 31, 2006.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 66.9%
Advertising — 0.5%
Aegis Group PLC (United Kingdom)	83,812	$199,130
Getty Images, Inc. *	1,700	127,296
Lamar Advertising Co. *(a)	11,900	626,178
Omnicom Group, Inc.	5,900	491,175
Publicis Groupe SA (France)	7,157	279,279
WPP Group PLC (United Kingdom)	15,258	183,047
WPP Group PLC, ADR (United Kingdom)	1,300	78,000

		1,984,105

Aerospace — 1.0%
Boeing Co.	14,500	1,129,985
British Airways PLC. (United Kingdom)	16,026	98,358
DRS Technologies, Inc. *	420	23,045
General Dynamics Corp.	15,000	959,700
Goodrich Corp.	9,400	409,934
MTC Technologies, Inc. *	1,300	36,387
Rockwell Collins, Inc.	15,400	867,790
Triumph Group, Inc. *	1,400	61,964
United Technologies Corp.	10,800	626,076

		4,213,239

Airlines — 0.2%
Qantas Airways Ltd. (Australia)	24,630	62,420
SkyWest, Inc.	6,400	187,328
Southwest Airlines Co.	29,400	528,906

		778,654

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	6,354	349,971
General Motors Corp. (a)	37,200	791,244
Honda Motor Co. Ltd. (Japan)	4,600	284,911
Johnson Controls, Inc.	800	60,744
Oshkosh Truck Corp.	4,200	261,408
Rolls-Royce Group PLC * (United Kingdom)	21,971	174,831
Rolls Royce Group PLC. (Class “B” Stock) (United Kingdom)	1,182,040	2,095
Toyota Motor Corp. (Japan)	12,600	688,343

		2,613,547

Automotive Parts — 0.2%
Autoliv AB (Sweden)	7,600	431,302
Autoliv, Inc.	2,000	113,160
Koito Manufacturing Co. Ltd. (Japan)	14,000	196,500
O’ Reilly Automotive, Inc. *	6,800	248,608

		989,570

Banking
Virginia Commerce Bancorp., Inc. *	300	10,785

Beverages — 1.3%
Anheuser-Busch Cos., Inc.	16,600	709,982

Asahi Breweries Ltd. (Japan)	8,900	$126,279
Boston Beer Co., Inc. (Class “A” Stock) *	1,800	46,818
Coca-Cola Co.	47,000	1,967,890
Coca-Cola Enterprises, Inc.	9,500	193,230
Compania Cervecerias Unidas SA, ADR (Chile)	3,500	87,150
Diageo PLC (United Kingdom)	19,744	310,960
Kirin Brewery Co. Ltd. (Japan)	15,000	204,163
Lion Nathan Ltd. (New Zealand)	14,272	83,026
PepsiCo, Inc.	35,700	2,063,103

		5,792,601

Broadcasting — 0.6%
Cox Radio, Inc. (Class “A” Stock) *	2,500	33,550
Discovery Holding Co. (Class “A” Stock) *	4,352	65,280
Emmis Communications Corp. (Class “A” Stock) *	1,100	17,600
Liberty Media Corp. (Class “A” Stock) *	53,524	439,432
Meredith Corp.	2,100	117,159
Prosieben Sat.1 (Germany)	4,649	121,129
Radio One, Inc. (Class “D” Stock) *	4,900	36,554
Scripps, (E.W.) Co. (Class “A” Stock)	2,700	120,717
Univision Communications, Inc. (Class “A” Stock) *(a)	10,900	375,723
Viacom, Inc. (Class “B” Stock) *	31,450	1,220,260

		2,547,404

Building Materials — 0.4%
American Standard Cos., Inc.	14,200	608,612
Boral Ltd. (Australia)	28,109	179,500
Bouygues SA (France)	6,160	327,342
Cemex SA de CV (Mexico)	28,196	183,970
Holcim Ltd. (Switzerland)	1,567	124,768
SCP Pool Corp. (a)	3,012	141,293
Trex Co., Inc. *(a)	700	22,190
Universal Forest Products, Inc.	600	38,094

		1,625,769

Business Services — 0.6%
Accenture Ltd. (Class “A”Stock) *	13,900	417,973
ChoicePoint, Inc. *	966	43,229
Corporate Executive Board Co. (The)	2,600	262,340
Downer EDI Ltd. (Australia)	21,317	135,364
Fair Isaac Corp.	2,797	110,817
First Data Corp.	14,900	697,618
Fiserv, Inc. *	2,100	89,355
Iron Mountain, Inc. *	3,325	135,460
Manpower, Inc.	1,000	57,180
Navigant Consulting, Inc. *	1,300	27,755
Robert Half International, Inc.	6,000	231,660
Senomyx, Inc. *	1,000	16,460

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Business Services (cont’d.)
TRANS COSMOS, Inc. (Japan)	5,800	$187,749
TTM Technologies, Inc. *	7,900	114,471
Univar NV (Netherlands)	3,481	196,159
Wireless Facilities, Inc. *	5,000	20,100

		2,743,690

Cable Television — 0.2%
DIRECTV Group, Inc. (The) *	9,055	148,502
Liberty Global, Inc. (Class “A” Stock) *	1,246	25,506
Rogers Communications, Inc. (Class “B” Stock) (Canada)	12,900	492,135

		666,143

Chemicals — 1.0%
Arch Chemicals, Inc.	2,950	89,680
Avery Dennison Corp.	5,600	327,488
BASF AG (Germany)	2,513	197,037
Cabot Corp.	1,200	40,788
Dow Chemical Co.	18,600	755,160
DSM NV (Netherlands)	4,046	184,752
DuPont, (E.I.) de Nemours &Co.	20,759	876,237
Ecolab, Inc.	3,900	148,980
Minerals Technologies, Inc.	1,300	75,933
Mitsubishi Gas Chemical Co., Inc. (Japan)	27,000	329,414
Mitsui Chemicals, Inc. (Japan)	12,000	88,292
Mosaic Co. (The) *	3,600	51,660
Nova Chemicals Corp. (a) (Canada)	7,500	213,750
Potash Corp. of Saskatchewan, Inc. (Canada)	4,800	422,832
Sigma-Aldrich Corp. *	1,500	98,685
Sumitomo Bakelite Co. Ltd. (Japan)	9,000	81,512
Symyx Technologies, Inc. *	3,300	91,542
Tessenderlo Chemie (Belgium)	3,727	140,602
Valspar Corp.	800	22,296

		4,236,640

Clothing & Apparel — 0.3%
Adidas-Salomon AG (Germany)	1,141	225,647
Aoyama Trading Co. Ltd. (Japan)	1,800	59,490
Chico’s FAS, Inc. *	4,800	195,072
Cintas Corp.	3,200	136,384
Lotte Shopping Co. Ltd., GDR *(g) (Korea)	6,100	124,932
NIKE, Inc. (Class “B” Stock)	4,300	365,930
Quiksilver, Inc.	1,500	20,790

		1,128,245

Commercial Services
Jackson Hewitt Tax Service, Inc.	2,300	72,634

Computer Hardware — 1.3%
Acer, Inc. (Taiwan)	15,000	27,589
Affiliated Computer Services, Inc. (Class “A” Stock)	2,600	155,116

Apple Computer, Inc. *	7,200	$451,584
Creative Technology Ltd. (Singapore)	3,650	26,655
Dell, Inc. *	62,200	1,851,072
Hewlett-Packard Co.	11,100	365,190
Insight Enterprises, Inc. *	2,900	63,829
International Business Machines Corp.	33,850	2,791,609
Mercury Computer Systems, Inc. *	2,200	35,640
NCI, Inc. - (Class “A” Stock) *	900	12,600

		5,780,884

Computer Services & Software — 3.1%
Activision, Inc. *(a)	6,177	85,181
Automatic Data Processing, Inc.	16,700	762,856
Avid Technology, Inc. *	2,800	121,688
CACI International, Inc. (Class “A” Stock) *	500	32,875
Cadence Design Systems, Inc. *	2,000	36,980
CDW Corp.	6,300	370,755
Cisco Systems, Inc. *	129,600	2,808,432
Cognizant Technology Solutions Corp. *(a)	1,400	83,286
DST Systems, Inc. *	2,400	139,056
Electronic Arts, Inc. *	4,900	268,128
EMC Corp. *	65,300	890,039
F5 Networks, Inc. *	1,800	130,482
Factset Research Systems, Inc.	1,100	48,785
Global Payments, Inc.	1,600	84,816
Henry, (Jack) & Associates, Inc.	1,500	34,305
Inforte Corp.	6,500	28,470
Inprise Corp.	2,600	14,040
Intuit, Inc. *	8,100	430,839
Logicacmg PLC (United Kingdom)	22,600	76,862
Macrovision Corp. *	400	8,860
McAfee, Inc. *(a)	20,400	496,332
Microsoft Corp.	186,600	5,077,386
Oracle Corp. *	76,500	1,047,285
Rackable Systems *	400	21,140
Red Hat, Inc. *(a)	2,800	78,344
SRA International, Inc. (Class “A” Stock) *	2,000	75,460
Taleo Corp. (Class “A” Stock)	4,900	63,945
Tech Data Corp. *	1,600	59,056
Tieto Corp. (Finland)	4,020	157,063
Trend Micro, Inc. (Japan)	2,000	70,178
Websense, Inc. *	3,800	104,804

		13,707,728

Computers — 0.2%
Sun Microsystems, Inc.	162,400	833,112

Conglomerates — 1.8%
3M Co.	3,100	234,639
Altria Group, Inc.	52,700	3,734,322
Asahi Kasei Corp. (Japan)	13,000	92,668
DCC PLC (Ireland)	15,615	363,324
GKN PLC (United Kingdom)	23,994	138,610

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Conglomerates (cont’d.)
Honeywell International, Inc.	31,400	$1,342,978
Hutchison Whampoa Ltd. (Hong Kong)	13,400	122,876
Mitsubishi Corp. (Japan)	16,100	366,593
Sumitomo Corp. (Japan)	15,000	213,594
Tyco International Ltd.	38,500	1,034,880

		7,644,484

Construction — 0.4%
D.R. Horton, Inc.	10,500	348,810
Fluor Corp.	1,400	120,120
Grupo Acciona SA (Spain)	4,092	637,469
Insituform Technologies, Inc. (Class “A” Stock) *	2,000	53,200
JGC Corp. (Japan)	8,000	157,349
NCC AB (Sweden)	12,214	325,404
Standard Pacific Corp.	4,300	144,566
Toll Brothers, Inc. *	2,500	86,575

		1,873,493

Consumer Products & Services — 2.4%
Avon Products, Inc. (a)	10,400	324,168
Colgate-Palmolive Co.	10,200	582,420
Dollar Thrifty Automotive Group, Inc. *	3,000	136,200
Fortune Brands, Inc.	2,900	233,827
Fossil, Inc. *(a)	2,200	40,876
Hitachi Maxell (Japan)	6,800	112,486
iRobot Corp. *(a)	1,000	27,800
Jarden Corp. *(a)	500	16,425
Johnson & Johnson	61,146	3,621,066
Kimberly-Clark Corp.	8,000	462,400
L’Oreal SA (France)	801	70,570
Newell Rubbermaid, Inc. (a)	4,200	105,798
Orkla ASA (Class “A: Stock) (Norway)	4,800	238,037
Pacific Brands Ltd. (Australia)	45,141	77,236
Procter & Gamble Co.	70,505	4,062,498
Safilo SpA * (Italy)	24,218	128,474
Yamato Transport Co. Ltd. (Japan)	7,000	143,331

		10,383,612

Containers & Packaging
Smurfit-Stone Container Corp. *	900	12,213

Diversified Operations — 2.2%
General Electric Co.	267,900	9,317,562
Tomkins PLC (United Kingdom)	31,614	184,690

		9,502,252

Electronic Components & Equipment — 1.0%
Advanced Energy Industries, Inc. *	3,000	42,390
Agilent Technologies, Inc. *	—	13
Alpine Electronics, Inc. (Japan)	4,500	66,487
Avx Corp.	3,200	56,640
Belden CDT, Inc.	1,450	39,483
CyberOptics Corp. *	3,200	47,904
Fanuc Ltd. (Japan)	2,500	240,654

Flextronics International Ltd. * (Singapore)	24,100	$249,435
FLIR Systems, Inc. *(a)	2,900	82,389
Gentex Corp.	3,100	54,126
Harman International Industries, Inc.	1,300	144,469
Jabil Circuit, Inc. *	15,100	647,186
Koninklijke (Royal) Philips Electronics NV (Netherlands)	4,273	144,422
Littelfuse, Inc. *	400	13,652
Neopost SA (France)	1,288	140,010
Nikon Corp. (Japan)	8,000	143,415
Plexus Corp. *	4,700	176,579
Sony Corp. (Japan)	8,000	370,433
Sumitomo Electric Industries Ltd. (Japan)	8,500	134,686
Symbol Technologies, Inc.	45,600	482,448
Tektronix, Inc.	12,600	449,946
Tokyo Electron Ltd. (Japan)	3,200	220,765
Toshiba Corp. (Japan)	43,000	249,890

		4,197,422

Entertainment & Leisure — 1.0%
Brunswick Corp.	3,400	132,124
Carnival Corp.	12,000	568,440
Disney, (Walt) Co. (a)	28,700	800,443
Dolby Laboratories, Inc. (Class “A” Stock) *	1,600	33,440
DreamWorks Animation SKG, Inc. (Class “A” Stock) *	1,900	50,255
Harrah’s Entertainment, Inc.	5,100	397,596
International Game Technology Group, Inc.	11,900	419,118
Marvel Entertainment, Inc. *	1,700	34,204
Mattel, Inc.	9,300	168,609
Shuffle Master, Inc. *(a)	1,400	50,036
Station Casinos, Inc.	2,000	158,740
Time Warner, Inc. (a)	70,900	1,190,411
Wynn Resorts Ltd. *(a)	3,400	261,290

		4,264,706

Environmental Services — 0.1%
Republic Services, Inc.	11,100	471,861
Waste Connections, Inc. *(a)	1,100	43,791

		515,652

Equipment Services
Qinetiq PLC * (United Kingdom)	28,400	96,341

Farming & Agriculture — 0.1%
Monsanto Co.	5,300	449,175

Financial - Bank & Trust — 5.0%
ABN AMRO Holding NV (Netherlands)	8,370	250,944
Allied Irish Banks PLC (Ireland)	5,210	124,381
Australia & New Zealand Banking Group Ltd. (Australia)	18,255	346,323

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial - Bank & Trust (cont’d.)
Australia & New Zealand Banking Group Ltd., ADR (New Zealand)	1,200	$113,904
Babcock & Brown Ltd. (Australia)	16,560	219,324
Banca Intesa SpA (Italy)	35,478	211,962
Banco Santander Central Hispano SA (Spain)	38,060	555,785
Bank of America Corp.	48,276	2,198,489
Bank of Yokohama Ltd. (Japan)	40,000	327,613
BankAtlantic Bancorp, Inc. (Class “A” Stock)	7,200	103,608
Barclays PLC (United Kingdom)	63,936	748,143
BNP Paribas SA (France)	5,489	509,867
Bradford & Bingley PLC (United Kingdom)	29,432	255,293
City National Corp.	500	38,395
Close Brothers Group PLC (United Kingdom)	6,122	113,437
Commerce Bancshares, Inc.	2,219	114,656
DBS Groupo Holdings (Singapore)	35,236	355,446
Dexia (France)	5,415	140,497
East West Bancorp, Inc.	2,300	88,665
EFG International * (Switzerland)	6,219	171,736
Fifth Third Bancorp	55,700	2,192,352
First Horizon National Corp.	18,800	783,020
Freddie Mac	10,300	628,300
Golden West Financial Corp. (a)	2,600	176,540
HBOS PLC (United Kingdom)	14,086	235,187
Macquarie Bank Ltd. (Australia)	4,800	222,262
Mercantile Bankshares Corp.	3,150	121,117
National City Corp. (a)	27,500	959,750
Nippon Mining Holdings (Japan)	12,500	105,459
Nordea Bank AB (Sweden)	35,342	436,755
Nuveen Investments, Inc. (Class “A” Stock)	4,400	211,860
Popular, Inc.	5,000	103,800
Royal Bank of Scotland Group PLC (United Kingdom)	24,198	787,443
Skandianaviska Enskilda Banken (Sweden)	10,205	252,881
State Street Corp.	9,400	568,042
Sumitomo Trust & Banking Co.Ltd. (Japan)	58,000	671,164
SunTrust Banks, Inc.	5,800	422,008
Svenska Handlesbanken (Class “A” Stock) (Sweden)	12,853	357,280
Synovus Financial Corp.	34,600	937,314
TCF Financial Corp.	1,200	30,900
Texas Regional Bancshares, Inc. (Class “A” Stock)	4,039	119,116
U.S. Bancorp	35,100	1,070,550
UCBH Holdings, Inc.	5,700	107,844
UniCredito Italiano SpA (Italy)	7,495	54,179
Unicredito Italiano SpA (Germany)	50,796	365,036
Wachovia Corp.	23,700	1,328,385

Wells Fargo & Co.	20,500	$1,309,335
Westpac Banking Corp. (Australia)	18,595	317,096
Wilmington Trust Corp.	2,500	108,375

		21,971,818

Financial - Brokerage — 0.2%
Janus Capital Group, Inc.	6,300	145,971
Legg Mason, Inc.	3,550	444,921
TD Ameritrade Holding Corp. *	18,200	379,834
TradeStation Group, Inc. *	5,400	74,628

		1,045,354

Financial - Regionals
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock) * (Sweden)	48,000	182,423

Financial Services — 5.8%
Aktiv Kapital ASA (Norway)	9,600	172,852
American Express Co.	20,700	1,087,785
Ameriprise Financial, Inc.	18,700	842,622
Banca Italease * (Italy)	5,634	278,088
Bank of Fukuoka Ltd. (Japan)	22,000	185,607
Capital One Financial Corp. (a)	3,600	289,872
Capital Source, Inc. *(a)	16,525	411,142
Cbot Holdings, Inc. *(a)	1,400	167,160
Chicago Mercantile Exchange Holdings, Inc. (a)	800	358,000
Citigroup, Inc.	97,041	4,584,217
Countrywide Financial Corp.	15,200	557,840
E*Trade Financial, Corp. *(a)	19,100	515,318
Eaton Vance Corp.	3,400	93,092
Fannie Mae	11,300	580,820
Franklin Resources, Inc.	3,000	282,720
Global Cash Access, Inc. *	1,700	29,784
Goldman Sachs Group, Inc.	12,100	1,899,216
Grupo Financiero Banorte SA de C.V. (Mexico)	132,784	314,823
Heartland Payment Systems, Inc. *	300	7,431
Hypo Real Estate Holding AG (Germany)	3,065	210,120
IndyMac Bancorp, Inc. (a)	2,100	85,953
ING Groep NV, ADR (Netherlands)	7,985	315,460
Intercontinental Exchange, Inc.	500	34,525
Investors Financial Services Corp. (a)	11,800	553,066
J.P. Morgan Chase & Co.	106,168	4,420,835
Lehman Brothers Holdings, Inc. (a)	6,600	953,898
Merrill Lynch & Co., Inc.	19,300	1,520,068
Mitsubishi Tokyo Financial Group, Inc. (Japan)	49	749,363
Moody’s Corp. (a)	5,200	371,592
Morgan Stanley Dean Witter &Co. (a)	16,000	1,005,120
PNC Financial Services Group, Inc.	2,500	168,275

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services (cont’d.)
Ricoh Leasing Co. Ltd. (Japan)	3,700	$105,939
Schwab, (Charles) Corp.	28,700	493,927
SLM Corp. (a)	15,100	784,294
Societe Generale (France)	1,540	231,603
UBS AG (Switzerland)	3,697	406,099
Washington Mutual, Inc. (a)	8,100	345,222

		25,413,748

Food — 1.0%
Associated British Foods PLC (United Kingdom)	10,855	159,929
Campbell Soup Co.	7,800	252,720
Dean Foods Co. *	2,350	91,251
General Mills, Inc.	13,400	679,112
Goodman Fielder Ltd. * (Australia)	41,221	64,332
H.J. Heinz Co.	3,050	115,656
Hershey Foods Corp.	3,800	198,474
Kellogg Co.	8,800	387,552
Koninklijke Wessanen NV (Netherlands)	7,256	121,171
Kraft Foods, Inc. (Class “A” Stock) (a)	2,900	87,899
Kroger Co. (The) *	19,000	386,840
McCormick & Co., Inc.	3,300	111,738
Nestle SA (Switzerland)	1,535	455,678
Performance Food Group Co. *	1,300	40,547
RHM PLC * (United Kingdom)	28,653	134,785
Sunopta, Inc. *	12,100	104,181
Sysco Corp.	13,200	423,060
Tesco PLC (United Kingdom)	45,558	261,204
Tootsie Roll Industries, Inc.	902	26,410
Unilever PLC (United Kingdom)	12,421	127,108
United Natural Foods, Inc. *	2,200	76,934

		4,306,581

Health Care Services — 1.3%
Advisory Board Co. (The) *	1,500	83,655
Caremark Rx, Inc. *	12,700	624,586
Community Health Systems, Inc. *	5,800	209,670
Coventry Health Care, Inc. *	4,100	221,318
DaVita, Inc. *	4,350	261,914
Edwards Lifesciences Corp. *	1,300	56,550
Fresenius AG (Germany)	1,114	199,801
Health Management Associates, Inc. (Class “A” Stock)	3,000	64,710
Healthspring, Inc. *	300	5,583
Humana, Inc.	10,800	568,620
LifePoint Hospitals, Inc. *	700	21,770
Medco Health Solutions, Inc. *	8,584	491,176
Omnicare, Inc. (a)	2,200	120,978
Symbion, Inc. *	1,600	36,240
Triad Hospitals, Inc. *	4,378	183,438
United Surgical Partners International, Inc. *(a)	1,600	56,656
UnitedHealth Group, Inc.	30,300	1,692,558
WellPoint, Inc. *	9,871	764,312

		5,663,535

Hotels & Motels — 0.1%
Marriott International, Inc. (Class “A” Stock)	4,300	$294,980

Industrial Products — 0.5%
Actuant Corp. (Class “A” Stock) (a)	3,000	183,660
Glory Ltd. (Japan)	5,000	108,326
Harsco Corp.	1,200	99,144
Illinois Tool Works, Inc.	11,200	1,078,672
Maverick Tube Corp. *(a)	3,000	158,970
Mohawk Industries, Inc. *	800	64,576
Nucor Corp.	5,500	576,345
Steel Dynamics, Inc.	2,300	130,479

		2,400,172

Insurance — 3.1%
Aetna, Inc.	10,400	511,056
AFlac, Inc.	16,300	735,619
Allstate Corp. (The)	3,300	171,963
American International Group, Inc.	54,030	3,570,843
Assurant, Inc.	6,100	300,425
Aviva PLC (United Kingdom)	17,614	244,669
Axa SA (France)	13,536	475,051
Axis Capital Holdings Ltd.	8,000	239,200
CNP Assurances (France)	2,452	247,226
Friends Provident PLC (United Kingdom)	72,555	262,830
Gallagher, (Arthur J.) & Co.	2,200	61,182
Genworth Financial, Inc.	25,200	842,436
Hartford Financial Services Group, Inc. (The) (a)	10,100	813,555
Infinity Property & Casualty Corp.	800	33,392
Insurance Australia Group Ltd. (Australia)	51,605	202,084
Jefferson-Pilot Corp.	2,900	162,226
Lincoln National Corp.	6,400	349,376
Markel Corp. *	300	101,304
Marsh & McLennan Cos., Inc.	26,200	769,232
Mercury General Corp.	800	43,920
MetLife, Inc.	4,700	227,339
Mitsui Marine & Fire (Japan)	15,000	204,036
Ohio Casualty Corp.	700	22,190
PMI Group, Inc. (The)	2,300	105,616
ProAssurance Corp. *	600	31,200
Progressive Corp. (The)	5,000	521,300
Protective Life Corp.	2,000	99,480
QBE Insurance Group Ltd. (Australia)	12,665	198,384
Radian Group, Inc.	1,200	72,300
RenaissanceRe Holdings Ltd.	200	8,724
Selective Insurance Group, Inc.	400	21,200
St. Paul Travelers Cos., Inc. (The)	18,099	756,357
StanCorp Financial Group, Inc.	2,000	108,220
Swiss Life Holdings (Switzerland)	593	124,181
Toro Assicurazioni SpA * (Italy)	11,505	246,084
Triad Guaranty, Inc. *	1,600	75,040

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)
UnumProvident Corp.	5,500	$112,640
Willis Group Holdings Ltd.	5,900	202,134
XL Capital Ltd. (Class “A” Stock)	4,500	288,495

		13,562,509

Internet Services — 1.2%
Blue Coat Systems, Inc. *	1,500	32,610
CNET Networks, Inc. *(a)	7,500	106,575
CyberSource Corp. *	2,500	27,900
Digital Insight Corp. *	2,400	87,360
Expedia, Inc. *	2,000	40,540
Google, Inc. (Class “A” Stock) *	5,300	2,067,000
Ias Interactive Corp *	2,300	67,781
Juniper Networks, Inc. *(a)	34,200	653,904
Monster Worldwide, Inc. *(a)	4,600	229,356
NAVTEQ Corp. *	7,400	374,810
Symantec Corp. *	43,893	738,719
Yahoo!, Inc. *(a)	28,200	909,732

		5,336,287

Machinery & Equipment — 1.0%
Briggs & Stratton Corp.	1,500	53,055
Cooper Cameron Corp. *(a)	1,800	79,344
Danaher Corp.	23,600	1,499,780
Deere & Co.	10,600	837,930
Eaton Corp.	3,400	248,098
Ebara Corp. (Japan)	18,000	113,169
Grant Prideco, Inc. *	11,100	475,524
Joy Global, Inc. (a)	2,700	161,379
Nordson Corp.	1,000	49,860
Pall Corp.	10,600	330,614
Thermo Electron Corp. *	8,500	315,265
ThyssenKrup AG (Germany)	5,866	169,402

		4,333,420

Medical Supplies & Equipment — 2.1%
Abbott Laboratories	28,600	1,214,642
Alcon, Inc. (Switzerland)	2,700	281,502
Amgen, Inc. *	24,000	1,746,000
AmSurg Corp. *	1,000	22,690
Aspect Medical Systems, Inc. *	1,900	52,136
Bard (C.R.), Inc.	5,000	339,050
Baxter International, Inc.	11,500	446,315
Boston Scientific Corp. *(a)	41,900	965,795
Charles River Laboratories International, Inc. *(a)	1,300	63,726
Computer Programs and Systems, Inc.	4,000	200,000
Cytyc Corp. *	4,500	126,810
DENTSPLY International, Inc.	1,350	78,502
Digene Corp. *	1,500	58,650
Elekta (Class “B” Stock) (Sweden)	8,885	146,591
Fisher Scientific International, Inc. *(a)	2,400	163,320
Genzyme Corp. *	1,100	73,942
Invitrogen Corp. *	1,262	88,504
Martek Biosciences Corp. *	900	29,547
Medtronic, Inc., 144A	29,300	1,486,975

	Shares	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)
Merit Medical Systems, Inc. *	2,900	$34,829
Patterson Cos, Inc. *	5,300	186,560
Quest Diagnostics, Inc.	5,000	256,500
Respironics, Inc. *	500	19,455
St. Jude Medical, Inc. *	8,100	332,100
STERIS Corp.	3,300	81,444
Stryker Corp.	5,800	257,172
Techne Corp. *	900	54,126
Thoratec Corp. *	2,700	52,029
Zimmer Holdings, Inc. *	5,100	344,760

		9,203,672

Metals & Mining — 1.1%
Alcan, Inc. (Canada)	8,700	397,851
Alcoa, Inc. (a)	8,600	262,816
Anglo American PLC (United Kingdom)	12,115	466,860
BHP Billiton Ltd. (Australia)	26,800	537,213
Bluescope Steel Ltd. (Australia)	45,616	234,474
China Shenhua Energy Co. Ltd. (Class “H” Stock) * (Hong Kong)	87,500	153,931
Consol Energy, Inc.	1,200	88,992
Corus Group PLC (United Kingdom)	199,959	305,721
Newmont Mining Corp.	14,000	726,460
Nippon Steel Corp. (Japan)	81,000	313,815
Peabody Energy Corp.	4,400	221,804
Sims Group Ltd. (Australia)	17,710	222,129
SKF AB (Sweden)	11,511	187,699
SSAB Svenskt Stal AB Series A (Sweden)	11,192	535,998

		4,655,763

Office Equipment — 0.1%
Canon, Inc. (Japan)	4,400	291,215
Herman Miller, Inc.	4,100	132,881

		424,096

Oil & Gas — 6.4%
AGL Resources, Inc.	6,400	230,720
Alinta Ltd. (Australia)	20,160	158,470
Anadarko Petroleum Corp.	5,806	586,464
Baker Hughes, Inc.	10,100	690,840
BJ Services Co.	8,200	283,720
Bois d’Arc Energy, Inc. *	1,200	19,980
BP PLC (United Kingdom)	26,032	298,958
BP PLC, ADR (United Kingdom)	8,000	551,520
Centrica PLC (United Kingdom)	56,601	276,824
ChevronTexaco Corp.	45,022	2,609,925
Comstock Resources, Inc. *	4,000	118,760
ConocoPhillips (a)	24,400	1,540,860
Devon Energy Corp.	6,200	379,254
El Paso Corp.	12,400	149,420
Eni SpA (Italy)	12,375	352,123
Eni SpA, ADR (Italy)	1,800	102,564
EOG Resources, Inc.	6,100	439,200
Exxon Mobil Corp.	124,266	7,562,829
FMC Technologies, Inc. *	10,959	561,320

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Forest Oil Corp. *	1,400	$52,052
Grey Wolf, Inc. *	7,000	52,080
Halliburton Co. (a)	4,200	306,684
Helmerich & Payne, Inc.	1,900	132,658
Mariner Energy, Inc. *	1,133	23,238
Murphy Oil Corp.	12,600	627,732
Nabors Industries Ltd. *(a)	5,200	372,216
National Fuel Gas Co.	3,900	127,608
National-Oilwell Varco, Inc. *	3,000	192,360
Newfield Exploration Co. *	4,200	175,980
Occidental Petroleum Corp.	5,400	500,310
Oil Search Ltd. (Australia)	38,741	109,552
Patterson-UTI Energy, Inc.	3,300	105,468
Petroleo Brasileiro SA, ADR (Brazil)	4,500	359,325
Pioneer Natural Resources Co.	3,800	168,150
Royal Dutch Shell PLC (Class “B” Stock) (United Kingdom)	6,578	428,557
Royal Dutch Shell PLC (Class “B” Stock) (United Kingdom)	6,800	221,165
Saipem SpA (Italy)	10,203	236,040
Schlumberger Ltd.	21,300	2,695,941
Statoil ASA (Norway)	16,204	467,309
Toho Gas Co., Ltd. (Japan)	25,000	100,892
Total Fina SA, ADR (a) (France)	3,900	513,747
Total SA (Class “B” Stock) (France)	1,176	310,254
Transocean, Inc. * (Cayman Island)	10,539	846,282
Valero Energy Corp.	9,800	585,844
WGL Holdings, Inc.	2,800	85,176
Williams Cos., Inc.	36,400	778,596
XTO Energy, Inc.	10,033	437,138

		27,926,105

Paper & Forest Products — 0.3%
Bowater, Inc. (a)	5,400	159,732
International Paper Co.	17,100	591,147
Potlatch Corp.	3,500	149,940
Weyerhaeuser Co.	4,100	296,963

		1,197,782

Personal Services — 0.1%
Apollo Group, Inc. (Class “A” Stock) *	2,400	126,024
Corinthian Colleges, Inc. *	700	10,080
Education Management Corp. *	3,100	128,960

		265,064

Pharmaceuticals — 3.5%
Abgenix, Inc. *	6,000	135,000
Alkermes, Inc. *(a)	3,900	85,995
Allergan, Inc.	281	30,483
Alliance Unichem PLC (United Kingdom)	8,278	128,865
Astellas Pharmaceutical Co. Ltd. (Japan)	2,800	106,338
Biogen Idec, Inc. *	8,700	409,770
Bristol-Meyers Squibb Co.	7,000	172,270
Cardinal Health, Inc.	10,850	808,542

Pharmaceuticals (cont’d.)
Celgene Corp. *(a)	4,800	$212,256
Cephalon, Inc. *	3,428	206,537
Chiron Corp. *	2,600	119,106
CSL Ltd. (Australia)	3,129	122,531
Eisai Co. Ltd. (Japan)	3,700	161,266
Gehe AG (Germany)	1,947	184,252
Genentech, Inc. *	5,700	481,707
Gilead Sciences, Inc. *	11,100	690,642
GlaxoSmithKline PLC (United Kingdom)	15,232	398,286
GlaxoSmithKline PLC, ADR (United Kingdom)	7,900	413,249
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,900	103,237
Lilly, (Eli) & Co. (a)	21,200	1,172,360
Medicis Pharmaceutical Corp. (Class “A” Stock)	1,100	35,860
Merck & Co., Inc.	41,700	1,469,091
Neurocrine Biosciences, Inc. *(a)	1,300	83,902
Novartis AG (Switzerland)	11,113	618,028
Noven Pharmaceuticals, Inc. *	2,600	46,826
Pfizer, Inc.	146,085	3,640,438
Sanofi-Aventis SA (France)	6,209	590,667
Schering-Plough Corp.	27,700	526,023
Sepracor, Inc. *(a)	2,800	136,668
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	5,000	232,450
Takeda Chemical Industries Ltd. (Japan)	4,100	233,739
UCB SA (Belgium)	1,625	79,953
Wyeth	27,900	1,353,708

		15,190,045

Printing & Publishing — 0.3%
Applied Films Corp.	900	17,487
Dow Jones & Co., Inc. (a)	3,300	129,690
Gannett Co., Inc. (a)	4,200	251,664
McGraw-Hill Cos., Inc.	5,500	316,910
Scholastic Corp. *	900	24,084
Singapore Press Holdings Ltd. (Singapore)	23,750	66,142
Tribune Co.	6,800	186,524
Washington Post Co. (Class “B” Stock)	200	155,350

		1,147,851

Railroads — 0.4%
Norfolk Southern Corp.	12,800	692,096
Union Pacific Corp.	10,900	1,017,515

		1,709,611

Real Estate Investment Trust — 1.1%
Archstone-Communities Trust	13,600	663,272
Arden Realty, Inc.	3,500	157,955
Boston Properties, Inc.	2,100	195,825
Camden Property Trust	2,100	151,305
CarrAmerica Realty Corp.	12,200	544,242
Cendant Corp.	28,200	489,270
Duke-Weeks Realty Corp.	2,400	91,080

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Real Estate Investment Trust (cont’d.)
EastGroup Properties, Inc.	1,600	$75,904
General Property Trust (Australia)	67,703	200,175
Hopewell Holdings Ltd. (Hong Kong)	37,000	107,293
LaSalle Hotel Properties	5,000	205,000
Lennar Corp. (Class “A” Stock) (a)	9,600	579,648
Mirvac Group (Australia)	33,070	100,618
ProLogis	8,100	433,350
Reckson Associates Realty Corp.	2,100	96,222
Regency Centers Corp.	2,400	161,256
Simon Property Group, Inc.	3,100	260,834
SL Green Realty Corp.	2,000	203,000
Weingarten Realty, Inc.	3,500	142,625

		4,858,874

Real Estate Operating Companies — 0.1%
China Overseas Land & Investment Ltd. (Hong Kong)	356,000	243,171
Goldcrest Co. Ltd. (Japan)	3,920	189,172
Persimmon PLC (United Kingdom)	6,428	148,312
Wheelock and Co. Ltd. (Hong Kong)	36,000	64,492

		645,147

Restaurants — 0.4%
California Pizza Kitchen, Inc. *	1,400	45,430
CEC Entertainment, Inc. *(a)	1,250	42,025
Chang’s China Bistro, (P.F.), Inc. *(a)	700	34,503
Cheesecake Factory, Inc. (The) *	650	24,343
Mitchells & Butlers PLC (United Kingdom)	15,146	125,916
Outback Steakhouse, Inc.	11,400	501,600
Panera Bread Co. (Class “A” Stock) *	3,100	233,058
Sonic Corp. *	2,750	96,607
Starbucks Corp. *	18,400	692,576

		1,796,058

Retail & Merchandising — 3.5%
A.C. Moore Arts & Crafts, Inc. *(a)	1,300	23,920
Amazon.Com, Inc. *	10,900	397,959
Bed Bath & Beyond, Inc. *	2,900	111,360
Best Buy Co., Inc.	9,525	532,733
Casino Guichard-Perrachon SA (France)	2,270	158,728
Coles Myer Ltd. (Australia)	18,461	141,414
CVS Corp. (a)	17,700	528,699
Dollar General Corp.	6,200	109,554
Dollar Tree Stores, Inc. *	1,000	27,670
Drugstore.Com, Inc. *	7,100	21,939
DSG International PLC (United Kingdom)	46,799	150,015

Esprit Holdings Ltd. (Hong Kong)	14,500	$112,873
Family Dollar Stores, Inc.	4,700	125,020
Fred’s, Inc.	2,000	26,520
Hibbett Sporting Goods, Inc. *	3,300	108,867
Home Depot, Inc.	48,000	2,030,400
Hot Topic, Inc. *(a)	17,100	247,950
Kohl’s Corp. *	33,300	1,765,233
Lowe’s Cos., Inc. (a)	13,200	850,608
Matsumotokiyoshi Co. Ltd. (Japan)	2,900	83,033
Mauri Co. Ltd. (Japan)	4,300	84,941
Metro AG (Germany)	6,787	347,994
Organizacion Soriana SA de CV (Class “B” Stock) * (Mexico)	14,100	59,604
Pacific Sunwear of California, Inc. *	2,600	57,616
PETsMART, Inc.	2,100	59,094
Ross Stores, Inc.	18,900	551,691
Staples, Inc.	11,400	290,928
Target Corp.	24,300	1,263,843
TJX Cos., Inc.	23,500	583,270
Wal-Mart de Mexico SA de CV (Mexico)	48,400	129,654
Wal-Mart Stores, Inc.	63,700	3,009,188
Walgreen Co.	24,200	1,043,746
Williams-Sonoma, Inc. *	1,700	72,080
York-Benimaru Co. Ltd. (Japan)	2,600	85,710

		15,193,854

Semiconductors — 1.7%
Analog Devices, Inc.	23,200	888,328
Applied Materials, Inc. *	52,200	914,022
ATMI, Inc. *	1,400	42,280
Cymer, Inc. *(a)	1,400	63,616
Entegris, Inc. *	4,726	50,285
Hamamatsu Photonics K.K. (Japan)	4,400	136,075
Intel Corp.	151,100	2,923,785
Intersil Corp. (Class “A” Stock)	4,400	127,248
Linear Technology Corp. (a)	22,500	789,300
Microchip Technology, Inc.	1,800	65,340
Omnivision Technologies, Inc. *	3,600	108,720
Semtech Corp. *	3,900	69,771
Tessera Technologies, Inc. *	2,000	64,160
Texas Instruments, Inc.	19,900	646,153
Varian Semiconductor Equipment Associates, Inc. *(a)	1,500	42,120
Xilinx, Inc. (a)	11,100	282,606
Zoran Corp. *	5,712	124,978

		7,338,787

Telecommunications — 3.4%
Alltel Corp.	754	48,821
America Movil SA de CV (Class “L” Stock), ADR (Mexico)	6,700	229,542
American Tower Corp., (Class “A” Stock) *(a)	18,735	568,045
BellSouth Corp.	99,000	3,430,350

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Comverse Technology, Inc. *	3,900	$91,767
Corning, Inc. *	15,500	417,105
Crown Castle International Corp. *(a)	23,600	669,060
Deutsche Telekom AG (Germany)	28,769	485,306
Echostar Communications Corp. (Class “A” Stock)	2,900	86,623
Inter-Tel, Inc.	2,800	60,032
KDDI Corp. (Japan)	43	229,796
Lucent Technologies, Inc. *	168,000	512,400
Motorola, Inc.	24,700	565,877
Nextel Partners, Inc. (Class “A” Stock) *	3,800	107,616
Nokia Corp. (Class “A” Stock), ADR (a) (Norway)	33,700	698,264
Nokia OYJ (Finland)	25,411	525,970
NTL, Inc. *	2,000	58,220
Plantronics, Inc.	800	28,344
Polycom, Inc. *	2,500	54,200
Qualcomm, Inc.	17,200	870,492
Sprint Corp.	66,052	1,706,784
Starhub Ltd. (Singapore)	89,000	119,522
Telefonica SA (Spain)	22,751	357,044
Telephone & Data Systems, Inc.	800	31,552
Telephone and Data Special Shares	800	30,200
Television Broadcasts Ltd. (Hong Kong)	10,000	56,707
Telus Corp. (Canada)	28,400	1,099,080
Verizon Communications, Inc.	21,884	745,369
Vivendi Universal SA (France)	8,586	294,878
Vodafone Group PLC, ADR (United Kingdom)	29,500	616,550

		14,795,516

Transportation — 0.7%
Arriva PLC (United Kingdom)	16,816	179,826
Cargotec Corp. (Class “B” Stock) * (Finland)	7,700	315,398
Expeditors International of Washington, Inc. (a)	1,100	95,029
Macquarie Infrastructure Group (Australia)	26,005	70,931
Nippon Yusen Kabushiki (Japan)	32,000	195,480
Old Dominion Freight Line, Inc. *	3,600	97,020
United Parcel Service, Inc. (Class “B” Stock) (a)	24,200	1,920,996
UTI Worldwide, Inc. (British Virgin Islands)	3,900	123,240

		2,997,920

Utilities — 2.0%
AES Corp. *	22,000	375,320
Color Kinetics, Inc. *	2,400	50,832
Dominion Resources, Inc.	4,600	317,538
Duke Energy Corp.	32,900	959,035
Dynegy, Inc. (Class “A” Stock) *	16,900	81,120

E.ON AG (Germany)	7,394	$813,700
Edison International	12,100	498,278
Energy East Corp.	4,300	104,490
Entergy Corp.	12,600	868,644
Exelon Corp.	22,900	1,211,410
FirstEnergy Corp.	9,900	484,110
Great Plains Energy, Inc.	3,800	106,970
Iberdrola SA (Spain)	8,355	269,732
Interstate Energy Corp.	3,500	110,145
NiSource, Inc.	19,300	390,246
NRG Energy, Inc. *(a)	6,800	307,496
OGE Energy Corp.	4,500	130,500
Pinnacle West Capital Corp.	7,800	304,980
PPL Corp.	7,400	217,560
Public Service Enterprise Group, Inc.	800	51,232
Sembcorp Industries, Ltd. (Singapore)	116,060	251,391
Teco Energy, Inc.	10,000	161,200
Tokyo Electric Power Co. (Japan)	9,100	226,920
TXU Corp.	8,700	389,412
United Utilities PLC (United Kingdom)	11,102	132,995

		8,815,256

TOTAL COMMON STOCKS
(cost $245,210,171)		291,336,328

Interest Rate		Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS — 9.2%

Advertising

Advanstar Communications, Inc., Sec’d. Notes
10.75%		08/15/10	B3	50	54,375
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)
15.00	%(v)	10/15/11	NR	50	52,375

					106,750

Aerospace — 0.1%

Aviall, Inc., Sr. Notes
7.625%		07/01/11	B1	50	51,125
BE Aerospace, Inc., Sr. Sub. Notes
8.875%		05/01/11	Caa2	75	78,000
TransDigm, Inc., Gtd. Notes
8.375%		07/15/11	B3	25	26,125
United Technologies Corp., Sr. Notes
5.40%		05/01/35	A2	190	179,098
Vought Aircraft Industry, Sr. Notes
8.00%		07/15/11	B2	25	23,500

					357,848

Automobile Manufacturers — 0.1%

DaimlerChrysler NA Holding Corp., Gtd. Notes
6.50%		11/15/13	A3	220	223,755

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Automobile Manufacturers (cont’d.)
Ford Motor Credit Co., Sr. Notes
5.80%	01/12/09	A3	315	287,676

				511,431

Automotive Parts — 0.1%
Hertz Corp. Sr. Notes, 144A (g)
8.875%	01/01/14	B1	400	415,000
Rexnord Corp., Gtd. Notes
10.125%	12/15/12	B3	125	137,188

				552,188

Beverages
Le-Natures, Inc., Sr. Sub. Notes, 144A (g)
10.00%	06/15/13	Caa1	100	105,000

Broadcasting — 0.1%
Comcast Corp. Gtd. Notes
4.95%	06/15/16	Baa2	125	113,911
Fisher Communications, Inc., Sr. Notes, 144A
8.625%	09/15/14	B2	50	52,812
News America, Inc., Gtd. Notes
6.20%	12/15/34	Baa3	120	112,382
XM Satellite Radio, Inc., Sec’d. Notes
12.00%	06/15/10	Caa1	76	84,835

				363,940

Business Services — 0.1%
Affinity Group, Inc., Sr. Sub. Notes, 144A
9.00%	02/15/12	B3	50	50,250
Brand Services, Inc., Sr. Sub Notes, PIK, 144A (g)
13.00%	10/15/13		60	61,907
Brickman Group Ltd., Gtd. Notes, Series B
11.75%	12/15/09	B2	50	54,312
Invensys PLC, Sr. Notes, 144A (United Kingdom) (l)(g)
9.875%	03/15/11	B3	50	53,125

				219,594

Cable Television — 0.3%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	205	230,553
Charter Communications Operating LLC, Sr. Notes, 144A (g)
8.00%	04/30/12	B2	100	99,500
COX Communication, Inc., Notes
7.75%	11/01/10	Baa3	235	251,314
CSC Holdings, Inc., Sr. Notes
7.25%	07/15/08	B2	400	404,000
Deutche Telekom International Finance BV, Sr. Notes
5.75%	03/23/16	A3	140	136,764
Echostar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3	50	48,313
General Cable Corp., Sr. Notes
9.50%	11/15/10	B2	25	27,000
Mediacom Broadband LLC, Gtd. Notes
11.00%	07/15/13	B2	50	53,250
Rogers Cable, Inc., Sec’d. Notes, 144A (Canada) (l)
5.50%	03/15/14	Ba3	165	156,337

				1,407,031

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Chemicals — 0.2%
Crystal US Holdings, Sr. Disc. Notes (Zero Coupon until 10/01/09)
10.50%(v)	10/01/14	Caa2	8	6,200
Dow Chemical Corp., Notes
6.125%	02/01/11	A3	115	118,046
Equistar Chemicals LP, Notes
8.75%	02/15/09	B2	75	77,625
Hercules, Inc., Gtd. Notes
6.75%	10/15/29	Ba3	75	73,500
Huntsman LLC, Gtd. Notes
11.625%	10/15/10	B1	65	73,613
IMC Global, Inc., Sr. Notes
10.875%	08/01/13	Ba3	25	28,625
INVISTA, Notes, 144A (g)
9.25%	05/01/12	B1	400	428,000
Lyondell Chemical Co., Gtd. Notes
9.50%	12/15/08	B1	29	30,160
Sec’d. Notes, Series A
9.625%	05/01/07	B1	50	51,625
Resolution Perfomance LLC, Sec’d. Notes
9.50%	04/15/10	B3	75	78,000

				965,394

Clothing & Apparel
Anvil Holdings, Inc., Co. Gtd., PIK (g)
13.00%	03/15/09	D	2	7,617
Dyersburg Corp., Gtd. Notes, Series B, 144A (i) (g)
9.75%	09/01/07	NR	175	—

				7,617

Computer Services & Software — 0.1%
Cisco Systems, Inc., Notes
5.25%	02/22/11	A1	190	188,379
Sungard Data Systems, Inc., Sr. Unsec’d. Notes, 144A (a) (g)
9.125%	08/15/13	B3	400	423,000

				611,379

Conglomerates — 0.1%
Tyco International Group, Gtd. Notes (Luxembourg) (l)
6.375%	10/15/11	Baa3	225	230,981

Construction — 0.1%
D.R Horton, Inc., Notes
4.875%	01/15/10	Baa3	200	192,568
Pulte Homes, Inc., Sr. Unsec’d. Notes
5.20%	02/15/15	Baa3	205	189,209

				381,777

Consumer Products — 0.1%
Mccormick & Co., Sr. Unsec’d. Notes
5.20%	12/15/15	A2	175	169,822
Plains E&P Co., Sr. Sub. Notes
8.75%	07/01/12	Ba3	25	26,687

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Consumer Products (cont’d.)
Spectrum Brands, Inc., Gtd. Notes
7.375%	02/01/15	B3	50	43,500

				240,009

Consumer Products & Services — 0.3%
Bunge Ltd. Finance Corp., Co. Gtd. Notes
4.375%	12/15/08	Baa2	205	199,041
Eastman Kodak Co., Sr. Notes Sr. Notes
7.25%	11/15/13	B2	400	388,569
Fortune Brands, Inc., Notes
5.125%	01/15/11	Baa2	125	122,427
Jostens IH Corp., Gtd. Notes
7.625%	10/01/12	B3	50	49,375
Procter & Gamble Co., Sr. Notes
4.95%	08/15/14	Aa3	375	362,915

				1,122,327

Containers & Packaging — 0.1%
BWAY Corp., Sr. Sub. Notes
10.00%	10/15/10	B3	50	52,875
Graham Packaging International Corp., Sr. Sub. Notes (a)
9.50%	08/15/13	B3	25	23,375
Jefferson Smurfit Corp., Gtd. Notes
8.25%	10/01/12	B2	25	24,531
Owens Brockway Glass Container, Inc., Notes
8.75%	11/15/12	B1	50	53,500
Owens-Brockway Glass Containers, Inc., Gtd. Notes
8.875%	02/15/09	B1	150	156,188
Owens-Illinois, Inc., Sr. Notes
7.35%	05/15/08	B3	25	25,250
Sealed Air Corp., Sr. Notes, 144A (g)
5.375%	04/15/08	Baa3	145	144,100
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	25	25,000

				504,819

Diversified Operations — 0.2%
Bombardier, Inc., Notes Notes, 144A (Canada) (l)(g)
6.75%	05/01/12	Ba2	400	382,000
Covalence Specialty Material, Sr. Sub. Notes, 144A (g)
10.25%	03/01/16	B3	400	420,000
Leucadia National Corp., Sr. Notes
7.00%	08/15/13	Ba2	75	75,188

				877,188

Electric
Virginia Electirc & Power, Sr. Notes
6.00%	01/15/36	Baa1	185	175,375

Electronic Components & Equipment — 0.1%
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa3	190	178,770
Freescale Semiconductor, Inc., Sr. Notes
7.125%	07/15/14	Ba2	100	103,750
Sierra Pacific Resources, Sr. Notes
7.803%	06/15/12	B1	100	105,471
STATS ChipPAC, Ltd., Gtd. Notes
6.75%	11/15/11	Ba2	25	24,500

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Electronic Components & Equipment (cont’d.)
Telex Communications Holdings, Inc., Sec’d. Notes
11.50%	10/15/08	B3	75	80,250

				492,741

Energy — 0.2%
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba2	400	395,000
NRG Energy, Inc., Co. Gtd. Notes (a)
7.25%	02/01/14	B1	150	152,438
Valero Energy Corp., Sr. Notes
3.50%	04/01/09	Baa3	145	137,102

				684,540

Entertainment & Leisure — 0.3%
AMF Bowling Worldwide, Inc., Sr. Sub. Notes
10.00%	03/01/10	B3	75	76,875
Boyd Gaming Corp., Sr., Sub. Notes (a)
7.125%	02/01/16	B1	400	405,500
Cinemark USA, Inc., Sr. Sub. Notes
9.00%	02/01/13	B3	25	26,563
GTECH Holdings Corp., Gtd. Notes
4.50%	12/01/09	Baa1	215	208,506
K2, Inc., Sr. Notes, 144A
7.375%	07/01/14	Ba3	75	74,812
Penn National Gaming, Inc., Sr. Sub. Notes (a)
6.75%	03/01/15	B3	25	25,000
Resorts International Hotel & Casino, Inc., Gtd. Notes
11.50%	03/15/09	B2	25	27,437
Speedway Motorsports, Inc., Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	50,000
Time Warner Entertainment Co. LP, Debs.
8.375%	03/15/23	Baa2	90	101,757
7.25%	09/01/08	Baa2	250	259,173
Town Sports International, Inc., Gtd. Notes
9.625%	04/15/11	B2	25	26,313
Warner Music Group, Sr. Sub. Notes
7.375%	04/15/14	B3	75	74,250

				1,356,186

Environmental Services — 0.1%
Allied Waste North America, Inc., Sr. Notes
7.875%	04/15/13	B2	25	26,094
Allied Waste North America, Sr. Notes
8.50%	12/01/08	B2	100	105,125
Casella Waste Systems, Inc., Sr. Sub. Notes
9.75%	02/01/13	B3	100	107,000

				238,219

Financial - Bank & Trust — 0.5%
ABN AMRO Bank NV, Sub. Notes
7.125%	06/18/07	A1	145	148,070
BAC Capital Trust VI, Gtd. Bonds
5.625%	03/08/35	Aa3	240	226,322
Bank of America Corp., Sr. Notes
4.875%	09/15/12	Aa2	225	217,804
Bank of Nova Scotia, Sub. Debs. (Canada) (l)
6.25%	09/15/08	A1	50	51,044

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Financial - Bank & Trust (cont’d.)
BB&T Corp., Sub. Notes
6.50%	08/01/11	A1	260	272,719
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	Aa2	375	358,912
Crystal US Holdings/US Sub 3 Corp., Sr. Disc. Notes, 144A
10.00%	10/01/14	Caa2	25	19,500
International Nederland Bank NV, Sub. Notes, 144A (Netherlands)(g)(i)(l)
5.125%	05/01/15	Aa3	250	240,586
Kinder Morgan Finance Co. ULC Gtd. Notes
5.70%	01/05/16	Baa2	190	185,108
Northern Trust Co., Sub. Notes
4.60%	02/01/13	A1	115	108,853
Wachovia Corp., Sub. Notes
6.40%	04/01/08	A1	80	81,761
Webster Financial Corp., Sr. Notes
5.125%	04/15/14	Baa3	180	171,620
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	185,806

				2,268,105

Financial - Brokerage — 0.1%
Legg Mason, Inc., Sr. Notes Sr. Notes
6.75%	07/02/08	A3	100	102,866
Lehman Brothers Holdings, Inc., Notes
3.50%	08/07/08	A1	305	293,066
Merrill Lynch & Co., Inc., Notes
4.25%	02/08/10	Aa3	200	192,037

				587,969

Financial Institutions
Jefferies Group, Inc., Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	140,778

Financial Services — 1.3%
American General Finance Corp., Notes
5.40%	12/01/15	A1	230	222,696
Arch Western Finance LLC, Sr. Notes
6.75%	07/01/13	Ba3	50	49,625
Bank One Corp., Sub. Notes
5.25%	01/30/13	A1	270	264,407
Capital One Bank, Sub. Notes
6.50%	06/13/13	Baa3	280	291,361
CIT Group, Inc., Sr. Notes
6.00%	04/01/36	A2	130	125,531
Couche-Tard Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba3	50	51,250
Countrywide Home Loans, Inc., Notes
4.125%	09/15/09	A3	280	267,631
Dollar Financial Group, Inc., Co. Gtd. Notes
9.75%	11/15/11	B3	75	78,750
Erac USA Finance Co., Bonds, 144A (g)
5.60%	05/01/15	Baa1	185	180,194
Ford Motor Credit Co., Notes
5.29%	11/16/06	A3	105	104,686
Ford Motor Credit Corp., Notes
7.375%	10/28/09	A1	400	376,053

Franklin Resources, Inc., Notes
3.70%	04/15/08	A2	55	53,244
General Electric Capital Corp., Notes
6.00%	06/15/12	Aaa	185	189,994
General Motors Acceptance Corp., Notes
5.625%	05/15/09	Ba1	400	372,245
Goldman Sachs Group, Inc., Gtd. Notes (a)
6.345%	02/15/34	A1	380	376,832
HBOS PLC, Sub. Notes, 144A (United Kingdom) (l)(g)
6.00%	11/01/33	Aa3	170	170,630
HSBC Finance Corp., Notes
5.00%	06/30/15	A1	240	226,522
Huntington National Bank, Sr. Notes
4.375%	01/15/10	A2	210	202,230
International Lease Finance Corp., Notes
6.375%	03/15/09	A1	85	87,012
International Lease Finance Corp., Unsec’d. Notes
5.125%	11/01/10	A1	100	98,064
John Deere Capital Corp., Notes
7.00%	03/15/12	A3	190	203,727
John Hancock Global Funding II, Notes, 144A (g)
5.625%	06/27/06	Aa3	240	240,224
JSG Funding PLC., Sr. Sub. Notes
7.75%	04/01/15	Caa1	50	47,000
MBNA America Bank NA,
Notes
4.625%	08/03/09	Baa1	190	186,139
Sub. Notes
7.125%	11/15/12	Baa2	80	86,996
Mizuho Capital Investment 1 Ltd., Sub. Notes, 144A (g)
6.686%	12/31/49	Baa2	66	64,957
MUFG Capital Finance 1 Ltd. Notes
6.346%	07/29/49	Baa2	100	98,404
Orion Power Holdings, Inc., Sr. Notes
12.00%	05/01/10	B2	75	84,563
Residential Capital Corp., Co. Gtd. Notes
6.125%	11/21/08	Baa3	120	120,192
Student Loan Marketing Assoc., Notes
4.823%	01/26/09	A2	225	225,522
4.58%	04/01/09	A2	155	150,043
US Bancorp, Sr. Notes
4.50%	07/29/10	Aa2	275	265,634
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A2	165	182,283

				5,744,641

Food — 0.1%
Agrilink Foods, Inc., Gtd. Notes (g)
11.875%	11/01/08	B3	25	25,500
B&G Foods Holding Corp., Sr. Notes
8.00%	10/01/11	B2	125	129,688
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.625%	11/01/11	A3	195	195,259
Wornick Co., Sec’d. Notes
10.875%	07/15/11	B2	50	51,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Food (cont’d.)
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
4.65%	07/15/15	A1	75	70,514

				472,461

Furniture
Sealy Mattress Co., Sr. Sub. Notes
8.25%	06/15/14	B3	50	52,250

Health Care Services — 0.3%
Concentra Operating Corp., Sr. Sub. Notes
9.125%	06/01/12	B3	75	78,563
Concentra Operating Corp., Gtd. Notes
9.50%	08/15/10	B3	25	26,250
Genesis HealthCare Corp., Sr. Sub. Notes
8.00%	10/15/13	B3	75	79,312
HCA, Inc., Notes
8.75%	09/01/10	Ba2	400	433,865
Highmark, Inc., Notes, 144A (g)
6.80%	08/15/13	Baa3	145	151,063
United Healthcare Group, Sr. Unsec’d. Notes
5.25%	03/15/11	A2	155	153,726
Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
9.00%	10/01/14	Caa1	50	51,125
Wellpoint, Inc., Unsec’d. Notes
5.00%	01/15/11	Baa1	120	117,301

				1,091,205

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3	100	98,988
Hilton Hotels Corp., Notes
7.625%	12/01/12	Baa3	25	26,571
Host Marriott LP, Gtd. Notes
9.50%	01/15/07	Ba3	50	51,375
Mandalay Resort Group, Sr. Sub. Notes
10.25%	08/01/07	Ba3	50	52,625
MGM Mirage, Inc., Gtd. Notes
9.75%	06/01/07	Ba3	25	26,031

				255,590

Industrial Products — 0.1%
Brand Services, Inc., Gtd. Notes
12.00%	10/15/12	B3	75	80,250
Collins & Aikman Corp., Gtd. Notes
9.75%	02/15/10	Caa1	75	70,875
Massey Energy Co., Sr. Notes
6.625%	11/15/10	Ba3	75	76,313
Mobile Mini, Inc., Sr. Notes
9.50%	07/01/13	B2	75	82,125

				309,563

Information Technology Services
Dun & Bradstreet Corp., Sr. Notes
5.50%	03/15/11	A-(d)	100	99,399

Insurance — 0.4%
Ace INA Holdings, Inc., Notes
5.875%	06/15/14	A3	155	155,288

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2	195	191,591
Genworth Financial, Inc., Notes
5.75%	06/15/14	A2	185	186,052
Metlife, Inc., Sr. Notes
6.125%	12/01/11	A2	200	206,304
Nationwide Financial Services, Inc., Sr. Notes
5.90%	07/01/12	A3	205	208,631
Nationwide Mutual Insurance Co., Bonds, 144A (g)
6.60%	04/15/34	A2	105	101,745
NLV Financial Corp., Sr. Notes, 144A (g)
7.50%	08/15/33	Baa3	120	125,836
Principal Life Global Funding I, Notes, 144A (g)
5.125%	10/15/13	Aa2	185	181,376
Security Benefit Life Insurance Co., Notes, 144A (g)
7.45%	10/01/33	Baa1	80	88,008
Transamerica Capital II Co., Co. Gtd., 144A(g)
7.65%	12/01/26	Baa1	95	105,551
Transatlantic Holdings, Inc., Sr. Unsec’d. Notes
5.75%	12/14/15	A2	150	147,583

				1,697,965

Machinery & Equipment
Dresser-Rand Group, Inc., Sr. Sub. Notes, 144A (g)
7.375%	11/01/14	B3	22	22,440
JLG Industries, Inc., Sr. Sub. Notes
8.375%	06/15/12	B3	100	105,000

				127,440

Media — 0.1%
Comcast Corp, Sr. Unsec’d. Notes
6.50%	11/15/35	Baa2	100	97,029
News America, Inc., Notes, 144A (g)
6.40%	12/15/35	Baa2	200	191,227

				288,256

Medical Supplies & Equipment — 0.2%
Abbott Laboratories, Notes
5.625%	07/01/06	A1	360	360,511
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	Ba2	250	256,250
Genentech, Inc., Notes
4.75%	07/15/15	A1	165	154,945
Medtronic, Inc., Notes
4.75%	09/15/15	A1	260	244,315
VWR International, Inc., Sr. Notes (l) (Germany)
6.875%	04/15/12	B3	25	24,625
Warner Chilcott Corp., Sr. Sub Notes, 144A (g)
8.75%	02/01/15	Caa1	50	49,625

				1,090,271

Metals & Mining — 0.1%
Autocam Corp., Sr. Sub. Notes
10.875%	06/15/14	Caa2	25	16,750
Falconbridge Ltd., Notes (l) (Canada)
6.20%	06/15/35	Baa3	95	86,658

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan Resource Partners, Inc. L.P., Sr. Notes
7.00%	02/15/08	Ba3	175	177,187
Hawk Corp., Sr. Notes
8.75%	11/01/14	B2	50	50,125
Neenah Corp., Sec’d. Notes, 144A (g)
11.00%	09/30/10	B2	25	27,750
Newmont Mining Corp., Unsec’d. Notes
5.875%	04/01/35	Baa1	85	79,466
Russel Metals, Inc., Sr. Notes ,144A(l) (Canada)
6.375%	03/01/14	Ba3	75	74,063
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	25	24,938

				536,937

Office Equipment — 0.1%
Xerox Corp., Sr. Notes
6.875%	08/15/11	Ba2	400	410,500

Oil & Gas — 0.7%
Amerada Hess Corp., Bonds
7.875%	10/01/29	Ba1	85	98,978
ANR Pipeline, Co., Notes
8.875%	03/15/10	B1	25	26,594
Atmos Energy Corp., Notes
4.00%	10/15/09	Baa3	210	199,214
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	200	223,427
Boardwalk Pipelines LLC, Notes
5.50%	02/01/17	Baa2	55	53,041
Chesapeake Energy Corp., Sr. Notes
7.00%	08/15/14	Ba3	25	25,562
ConocoPhillips, Gtd. Bonds
5.90%	10/15/32	A3	245	245,321
Denbury Resources, Inc., Gtd. Notes
7.50%	04/01/13	B2	75	77,437
Devon Financing Corp ULC., Gtd. Notes
6.875%	09/30/11	Baa2	240	254,455
Diamond Offshore Drilling, Inc., Sr. Notes
4.875%	07/01/15	Baa2	150	141,915
5.15%	09/01/14	Baa2	125	121,263
Duke Capital LLC, Sr. Notes
6.25%	02/15/13	Baa3	185	189,662
Dynegy-Roseton Danskammer Corp., Gtd. Notes
7.27%	11/08/10	Caa2	50	50,519
EnCana Holdings Finance Corp., Co. Gtd. (Canada) (l)
5.80%	05/01/14	Baa2	200	201,630
Ferrellgas Partners L.P., Sr. Notes
8.75%	06/15/12	B2	25	25,313
Forest Oil Corp., Sr. Notes, 144A
8.00%	12/15/11	Ba3	25	26,875
Halliburton Co., Notes
5.50%	10/15/10	Baa2	265	265,625
Hanover Compressor Co., Sr. Notes
9.00%	06/01/14	B3	25	26,875
Hilcorp Energy I L.P., Sr. Notes, 144A (g)
10.50%	09/01/10	B3	75	82,594
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%	03/15/12	Ba3	33	35,392

Midamerican Energy Holdings Co., Bonds, 144A (g)
6.125%	04/01/36	Baa1	150	146,836
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	70	68,735
Pemex Project Funding Master Trust, Gtd. Notes, 144A
6.625%	06/15/35	Baa1	200	193,200
6.21%	06/15/10	Baa1	190	195,035
Petro-Canada, Notes (Canada) (l)
5.95%	05/15/35	Baa2	185	176,349
Xto Energy, Inc., Notes
5.65%	04/01/16	Baa3	115	113,619

				3,265,466

Paper & Forest Products — 0.1%
Boise Cascade LLC, Gtd. Notes
7.125%	10/15/14	B2	100	96,250
Celulosa Arauco v Constitucion SA, Notes (Chile) (l)
5.125%	07/09/13	Baa2	160	151,193
Graphic Packaging International Corp., Sr. Notes
8.50%	08/15/11	B2	25	24,750

				272,193

Pharmaceuticals
Amgen, Inc., Sr. Notes
4.00%	11/18/09	A2	125	119,547
Teva Pharmaceutical Finance LLC, Co. Gtd.
5.55%	02/01/16	Baa2	100	96,457

				216,004

Printing & Publishing — 0.1%
CanWest Media, Inc., Co. Gtd. (Canada) (l)
8.00%	09/15/12	B2	137	140,934
Dex Media East LLC, Gtd. Notes
9.875%	11/15/09	B1	25	26,688
12.125%	11/15/12	B2	98	111,965
Houghton Mifflin Co., Sr. Notes
8.25%	02/01/11	B3	25	25,875
Sun Media Corp., Co. Gtd. (Canada) (l)
7.625%	02/15/13	Ba3	50	51,500

				356,962

Railroads — 0.1%
Canadian National Railway Co., Bonds (Canada) (l)
6.25%	08/01/34	A3	195	204,818
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1	250	252,904

				457,722

Real Estate Investment Trust — 0.3%
Archstone-Smith Operating Trust, Sr. Unsec’d. Notes
5.25%	05/01/15	Baa1	180	173,020
Avalonbay Communities, Inc., Notes
6.125%	11/01/12	Baa1	125	128,094
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2	200	193,789
Developers Diversified Realty Corp., Notes
3.875%	01/30/09	Baa3	145	138,176

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Real Estate Investment Trust (cont’d.)
Lennar Corp., Sr. Unsec’d. Notes, 144A
5.60%	05/31/15	Baa2	145	137,795
MDC Holdings, Inc., Co. Gtd. Co. Gtd.
5.50%	05/15/13	Baa3	260	242,156
NVR, Inc., Sr. Notes
5.00%	06/15/10	Baa3	85	81,517
Reckson Operating Partnership LP, Notes
6.00%	03/31/16	Baa3e	125	123,998
Simon Property Group LP, Notes
3.75%	01/30/09	Baa2	190	181,305
WCI Communities, Inc., Gtd. Notes
9.125%	05/01/12	Ba3	25	25,437

				1,425,287

Restaurants
Real Mex Restaurants, Inc., Gtd. Notes
10.00%	04/01/10	B2	25	27,000
Yum! Brands, Inc., Sr. Notes
7.70%	07/01/12	Baa3	115	125,143

				152,143

Retail & Merchandising — 0.2%
Adesa, Inc., Sr. Sub. Notes
7.625%	06/15/12	B1	50	51,125
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%	03/01/16	Aa3	190	187,712
Jean Coutu Group PJC, Inc., Sr. Notes (Canada) (l)
7.625%	08/01/12	B3	75	72,938
Kroger Co., Gtd. Notes
8.05%	02/01/10	Baa2	180	193,747
Pantry, Inc., Sr. Sub. Notes
7.75%	02/15/14	B3	50	50,875
Wal-Mart Stores, Inc., Bonds
5.25%	09/01/35	Aa2	200	181,424

				737,821

Technology — 0.1%
Oracle Corp. and Ozark Holding, Inc., Notes, 144A (g)
5.00%	01/15/11	A3	225	219,756

Telecommunications — 0.5%
America Movil S.A. de C.V., Unsec’d. Notes (Mexico) (l)
6.375%	03/01/35	A3	130	122,230
AT&T, Inc., Notes
5.10%	09/15/14	A2	155	147,116
5.30%	11/15/10	A2	130	128,291
6.45%	06/15/34	A2	260	255,921
Centennial Cellular Operating Co., Gtd. Notes
10.125%	06/15/13	Caa1	50	54,625
Eircom Funding, Co. Gtd. Notes (Ireland) (l)
8.25%	08/15/13	B1	100	107,625
Horizon PCS, Inc., Co. Gtd. Notes 144A
11.375%	07/15/12	B3	25	28,563
iPCS Escrow Co., Sr. Notes
11.50%	05/01/12	B3	50	57,000
Nextel Communications, Inc., Sr. Notes
6.875%	10/31/13	Baa2	120	123,813

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Rogers Wireless, Inc., Sr. Sub. Notes
8.00%	12/15/12	Ba3	$150	$159,187
Sec’d. Notes
9.625%	05/01/11	Ba2	75	86,156
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa2	295	304,362
Telecom Italia Capital, Co. Gtd. Notes (Luxembourg) (l)
5.25%	11/15/13	Baa2	155	146,863
Telefonos de Mexico SA, Sr. Notes
5.50%	01/27/15	A3	150	142,821
TELUS Corp., Notes (Canada) (l)
8.00%	06/01/11	Baa2	245	270,229
Time Warner Telecom, Inc., Sr. Notes
10.125%	02/01/11	B3	50	52,563
UbiquiTel Operating Co., Sr. Notes
9.875%	03/01/11	Caa1	75	81,938
US Unwired, Inc., Sec’d. Notes, 144A
10.00%	06/15/12	Caa1	50	56,063

				2,325,366

Transportation — 0.1%
CHC Helicopter Corp., Sr. Sub. Notes, 144A
7.375%	05/01/14	B2	25	25,500
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%	05/01/09	B1	75	78,656
Union Tank Car Co., Notes
7.125%	02/01/07	A2	150	152,365

				256,521

Utilities — 0.8%
AES Corp., Sec’d. Notes, 144A (g)
9.00%	05/15/15	Ba3	100	108,500
AES Corp., Sr. Notes
9.375%	09/15/10	B2	50	54,500
8.875%	02/15/11	B1	75	80,812
7.75%	03/01/14	B1	25	26,250
Alabama Power Co., Sr Notes
4.99%	08/25/09	A2	175	175,516
Allegheny Energy Supply Co. LLC, Notes
7.80%	03/15/11	B2	25	26,594
Aquila Canada Finance Corp., Co.Gtd. (Canada) (l)
7.75%	06/15/11	B2	25	25,813
Black Hills Corp., Notes
6.50%	05/15/13	Baa3	125	124,954
CE Electric UK Funding Co., Sr. Notes, 144A (United Kingdom) (l)(g)
6.995%	12/30/07	Baa2	155	157,243
Centerpoint Energy, Inc. Sr. Notes
7.25%	09/01/10	Ba1	135	142,419
CMS Energy Corp., Sr. Notes
8.50%	04/15/11	B1	400	432,000
Edison Mission Energy, Sr. Notes
9.875%	04/15/11	B1	100	113,000
Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1	155	150,461

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Utilities (cont’d.)
FirstEnergy Corp., Notes
6.45%	11/15/11	Baa3	200	206,947
Mirant Americas Generation LLC, Sr. Notes
8.30%	05/01/11	B2	400	416,000
Pacific Gas & Electric Corp., Unsec’d. Notes
6.05%	03/01/34	Baa1	150	146,787
Pinnacle West Capital Corp., Sr. Notes
6.40%	04/01/06	Baa2	150	150,000
PPL Capital Funding, Gtd. Notes
4.33%	03/01/09	Baa3	190	182,716
Progress Energy, Inc., Sr. Unsec’d Notes
5.625%	01/15/16	Baa2	125	122,624
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2	245	237,782
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa3	110	100,564
Williams Cos., Inc., Notes
8.75%	03/15/32	B1	25	29,250
WPD Holdings UK, Jr. Unsub. Notes, 144A (g)
6.875%	12/15/07	Baa3	110	111,156

				3,321,888

Utilities - Electric — 0.1%
NRG Energy, Inc., Sr. Notes
7.375%	02/01/16	B1	250	255,313

Utility - Natural Gas
Denbury Resources, Inc., Sr. Sub. Notes
7.50%	12/15/15	B2	25	26,000
National Gas Co. of Trinidad and Tobago LTD, Notes, 144A (g)
6.05%	01/15/36	A3	100	95,973

				121,973

TOTAL CORPORATE BONDS (cost $40,784,812)				40,070,079

Interest Rate	Maturity Date		Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.9%

Federal Home Loan Mortgage Corp.
4.50%	04/01/19 - 09/01/35		1,287	1,190,937
4.535%	09/01/32		64	63,691
4.546%	09/01/35		420	404,041
4.72%	08/01/35		318	307,487
5.00%	12/01/08 - 08/01/35		3,155	3,052,188
5.055%	11/01/35	(c)	197	194,034
5.428%	01/01/36	(c)	100	99,100
5.50%	12/01/18 - 12/01/33		1,441	1,428,101
6.00%	10/01/09 - 12/01/33		1,951	1,962,420
7.00%	11/01/30 - 06/01/32		80	82,255

Interest Rate	Maturity Date	Principal Amount (000)		Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
Federal National Mortgage Assoc.
4.50%	01/01/19 - 02/01/35	$4,674		$4,430,034
4.70%	09/01/35	408		396,581
5.00%	03/01/18 - 10/01/35	2,465		2,354,964
5.319%	12/01/35	167		165,020
5.376%	12/01/35	209		207,326
5.50%	01/01/17 - 12/01/34	12,119		11,881,301
5.544%	12/01/35	324		321,774
5.695%	12/01/35	106		105,282
6.00%	10/01/13 - 01/01/36	5,432		5,435,892
6.50%	05/01/17 - 12/01/32	1,352		1,382,726
7.00%	01/01/31 - 04/01/32	10		10,424
Government National Mortgage Assoc.
2.946%	03/16/19	260		246,264
5.00%	07/15/33 - 03/20/34	1,500		1,450,324
5.50%	10/20/32 - 05/20/34	601		594,214
6.00%	05/15/26 - 01/20/35	295		297,224
6.50%	02/15/28 - 12/20/33	109		113,072
7.00%	03/15/13 - 08/15/26	254		262,980
8.00%	12/15/16 - 07/15/23	31		32,779
8.00%	09/15/22	—(r	)	787
8.50%	06/15/16 - 10/15/26	91		98,600
8.50%	01/15/20	—(r	)	1,036
9.50%	10/15/09 - 03/15/19	4		3,653
12.00%	09/15/13	—(r	)	160

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $39,583,811)				38,576,671

U.S. TREASURY OBLIGATION — 7.0%
U.S. Treasury Bonds
5.375%	02/15/31	1,685		1,773,726
6.00%	02/15/26	1,050		1,171,570
6.25%	05/15/30	685		800,540
6.375%	08/15/27	155		181,229
7.50%	11/15/16	750		906,269
7.625%	02/15/25	1,140		1,490,104
8.50%	02/15/20	975		1,307,567
U.S. Treasury Inflationary Bonds, TIPS
0.875%	04/15/10	1,380		1,368,306
2.00%	07/15/14	1,335		1,369,797
2.375%	01/15/25	580		613,234
3.625%	01/15/08	255		321,567

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATION (Continued)
U.S. Treasury Notes
3.00%	11/15/07	$85	$82,563
3.375%	12/15/08	495	476,998
3.625%	06/15/10(a)	1,325	1,264,962
4.00%	04/15/10 - 02/15/14	3,840	3,714,359
4.125%	05/15/15(a)	185	174,818
4.25%	11/15/13 - 11/15/14	1,825	1,751,590
4.75%	05/15/14(a)	1,825	1,809,031
4.875%	02/15/12	235	235,367
5.00%	08/15/11(a)	4,435	4,473,979
5.75%	08/15/10	5,040	5,223,683

TOTAL U.S. TREASURY OBLIGATION (cost $31,322,981)			30,511,259

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class-A2
4.648%	09/11/36	AAA(d)	350	333,650
Banc of America Mortgage Securities
Series 2004-A, Class-2A2
4.119%	02/25/34	AAA(d)	246	239,638
Series 2004-D, Class 2A2
4.199%	05/25/34	AAA(d)	101	97,639
Series 2003-L, Class 2A2
4.264%	01/25/34	AAA(d)	433	422,302
Series 2004-H, Class 2A2
4.761%	09/25/34	Aaa	143	139,677
Series 2004-I, Class 3A2
4.933%	10/25/34	Aaa	158	154,641
Series 2005-J, Class 2A1
5.107%	11/25/35	Aaa	524	515,512
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2
4.17%	01/12/41	Aaa	900	872,396
Series 2005-Pwr8, Class A4
4.674%	06/11/41	Aaa	300	280,654
Series 2005-Pwr9, Class Aab
4.804%	09/15/42	Aaa	400	384,398
Series 2005-T20, Class-A1
4.94%	10/12/42	Aaa	428	424,008
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ
5.224%	09/15/20	Aaa	300	291,548
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1. Class-2A1
4.70%	08/27/35	Aaa	650	633,429
Commercial Mortgage Pass-Through Certification, Series 2005-LP5, Class-A1
4.235%	05/10/43	Aaa	234	228,986
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A2
4.609%	02/15/38	Aaa	1,175	1,142,744

Fannie Mae,
Series 2003-40, Class NI, IO
5.50%	04/01/33		101	7,012
Series 2005-57, Class PA
5.50%	05/25/27		585	584,777
Federal National Mortgage Assoc.,
Series 319, Class 2, IO
6.50%	02/01/32		71	17,946
Series 2003-92 Class NM
3.50%	04/25/13		300	292,587
Series 2002-74, Class-Pj
5.00%	03/25/15		575	570,386
Freddie Mac
Series 2631, Class IG, IO
4.50%	07/15/11		625	20,177
Series 2631, Class PC
4.50%	03/15/16		750	727,697
Series 2614, Class IH, IO
4.50%	05/15/16		390	51,332
Series 2686, Class JG
5.50%	04/15/28		800	792,398
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	339	336,645
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class-A2
6.531%	05/15/33	Aaa	390	406,972
GMAC Commercial Mortgage Securities, Inc., Series GMACC 2001-C2, Class-A2
6.70%	04/15/34	Aaa(d)	375	395,543
Greenwich Capital Commercial Funding Corp. Series 2005-Gg3, Class Aab
4.619%	08/10/42	Aaa	160	152,480
Greenwich Capital Commercial Funding Corp., Series 2004-GG1A, Class A2
3.835%	10/08/08	Aaa	293	286,275
JP Morgan Chase Commercial Mortgage Corp.
Series 2005-Ldp4, Class Asb
4.824%	10/15/42	Aaa	325	313,232
Series 2006, Class 14-A4
5.481%	12/12/44	Aaa	525	520,834
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	297	300,840
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	425	439,578
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class-A2
3.246%	03/01/29	Aaa	475	449,349
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	648	628,762
Series 2004-C4, Class A2
4.567%	05/15/29	Aaa	750	735,039
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	325	306,890
Series 2006-C1A, Class A4
5.156%	02/15/31	AAA	650	629,728

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Washington Mutual Mortgage Series 2004-AR1, Class A
4.229%	03/25/34	Aaa	153	148,958

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $15,728,605)				15,276,659

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Home Loan Bank
5.75%	05/15/12		300	309,323
Federal Home Loan Mortgage Corp.
6.625%	09/15/09		1,000	1,046,442
5.125%	07/15/12		135	134,574
5.00%	07/15/14		1,000	986,513
4.125%	10/18/10		665	637,668
Federal National Mortgage Assoc.
5.715%	01/01/36		819	817,731
6.00%	05/15/08 - 01/01/21		2,015	2,065,306
4.375%	09/15/12		450	431,531
3.25%	08/15/08 - 02/15/09		1,175	1,121,681
5.50%	03/01/18		60	59,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,784,650)				7,609,961

ASSET-BACKED SECURITIES — 1.5%
BankBoston Home Equity Loan Trust, Series 1998-1, Class-A6
6.35%	02/25/13	Aaa	97	97,107
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	525	507,609
Series 2004-A8, Class A8
4.879%	08/15/14	Aaa	1,025	1,028,791
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	44	43,228
Chase Issuance Trust, Series 2005-A7, Class A7
4.55%	03/15/13	Aaa	475	461,121
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%	12/15/09	Aaa	262	256,141
Credit-Based Asset Servicing and Securitization,
Series 2005-CB5, Class AF2
4.831%	08/25/35	Aaa	185	181,435
4.97%	03/25/36	Aaa	625	625,000
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4, 144A (g)
4.51%	12/22/14	Aaa	350	340,758
Hyundai Auto Receivables Trust, Series 2006-A, Class A4
5.26%	11/15/12	Aaa	300	300,562
ASSET-BACKED SECURITIES (Continued)
MBNA Credit Card Master Note Trust, Series 2005-A6, Class A6
4.50%	01/15/13	Aaa	245	238,148
New Century Home Equity Loan Trust,
Series 2005-A, Class A6
4.954%	08/25/35	AAA(d)	775	735,854
Series 2005-A, Class M2
5.344%	06/28/35	AA(d)	210	200,849
PECO Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	496,182
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61%	06/15/15	Aaa	100	106,594
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	354,709
Residential Asset Securities Corp., Series 2006-KS3, Class A13
5.02%	04/25/36	Aaa	350	350,000
WFS Financial Owner Trust, Series 2004-1, Class A4
2.81%	08/22/11	Aaa	310	299,870

TOTAL ASSET-BACKED SECURITIES (cost $6,738,247)				6,623,958

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State Public Works Board Revenue Bond
5.00%	01/01/21	A3	200	208,130

Georgia — 0.1%
Atlanta GA Airport Passenger Facility Charge Revenue Bonds
5.00%	01/01/33	Aaa	440	451,937

Kansas
Kansas Development Finance Authority Revenue Bonds
5.501%	05/01/34	Aaa	125	122,306

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa3	60	61,929

TOTAL MUNICIPAL BONDS (cost $844,592)				844,302

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of South Africa Notes (South Africa)
6.50%	06/02/14	Baa1	265	278,581
United Mexican States (Mexico)
6.375%	01/16/13	Baa1	205	210,125

TOTAL FOREIGN GOVERNMENT BONDS (cost $480,742)				488,706

	Units	Value

WARRANTS*
Entertainment & Leisure
Mikohn Gaming Corp., expiring 08/15/08, 144A(g)	75	11

Transportation
Travelcenters of America, expiring 05/01/09(g)	1	656

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

TOTAL WARRANTS (cost $0)		667

RIGHTS

Financial - Bank & Trust
Popular, Inc., expiring 12/19/05* (cost $0)	193	$—

TOTAL LONG TERM INVESTMENTS (cost $388,478,611)		431,338,590

	Shares	Value

SHORT-TERM INVESTMENT — 9.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $42,185,454; includes $37,520,169 of cash collateral for securities on loan)(b)(w)	42,185,454	42,185,454
(cost $42,185,454)

TOTAL INVESTMENTS — 108.7% (cost $430,664,065) (p)		473,524,044
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(37,930,912)

NET ASSETS — 100.0%		$435,593,132

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipts

NR	Not Rated by Moodys or Standard & Poor’s

PIK	Payment-in-kind

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $36,144,474; cash collateral of $37,520,169 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(l)	US$ Denominated Foreign Bonds.

(p)

The United States federal income tax basis of the Portfolio’s investments was $431,971,001; accordingly, net unrealized appreciation on investments for federal income tax purposes was $41,553,043 (gross unrealized appreciation - $53,157,729; gross unrealized depreciation - $11,604,686). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than $1,000 par.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

LONG-TERM INVESTMENTS — 92.1%

CORPORATE BONDS — 90.0%

Aerospace — 1.2%
Argo-Tech Corp., Sr. Notes	B3	9.25%		06/01/11		$1,000	$1,055,000
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%		08/15/13		1,020	1,093,950
K&F Acquisition, Inc., Gtd. Notes, PIK	Caa1	7.75%		11/15/14		2,680	2,713,500
Sequa Corp., Sr. Notes	B1	9.00%		08/01/09		1,125	1,203,750
Standard Aero Holdings, Inc.,	Caa1	8.25%		09/01/14		750	660,000
TransDigm, Inc., Gtd. Notes	B3	8.375%		07/15/11		1,000	1,045,000

							7,771,200

Agriculture — 0.7%
Land O Lakes, Inc., Sec’d. Notes	B1	9.00%		12/15/10		375	399,375
Land O’ Lakes, Inc., Sr. Notes	B2	8.75%		11/15/11		51	53,231
National Beef Packaging Co. LLC, Sr. Notes	B3	10.50%		08/01/11		513	518,130
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00%		10/15/09		750	781,875
Swift & Co., Gtd. Notes	B3	10.125%		10/01/09		625	650,000
Swift & Co., Sr. Sub. Notes	Caa1	12.50%		01/01/10		513	516,848
UAP Holding Corp.,Sr. Disc. Note, Zero Coupon (until 01/15/08)	B3	10.50	%(v)	07/15/12		1,625	1,454,375
United Agricultural Products, Sr. Notes	B1	8.25%		12/15/11		328	341,120

							4,714,954

Airlines
Northwest Airlines, Inc., Gtd. Notes, 144A (a)	C	10.00%		02/01/09		136	59,160

Automobile Manufacturers — 0.1%
General Motors Corp., Debs.	B3	8.375%		07/15/33		500	366,250

Automotive - OEM — 3.0%
FCE Bank PLC (United Kingdom)	Ba2	3.492%		09/30/09	EUR	750	808,471
Ford Motor Co., Notes (a)	Ba3	7.45%		07/16/31		2,000	1,485,000
Ford Motor Credit Co., Bonds	Ba2	7.375%		02/01/11		3,380	3,109,478
Ford Motor Credit Co., Notes (a)	Ba2	7.00%		10/01/13		3,000	2,683,218
Ford Motor Credit Co., Sr. Notes (a)	Ba2	7.25%		10/25/11		3,000	2,733,693
General Motors Acceptance Corp., Bonds (a)	Ba1	8.00%		11/01/31		1,500	1,417,653
General Motors Acceptance Corp., Notes (a)	Ba1	6.75%		12/01/14		2,000	1,800,410
General Motors Acceptance Corp., Notes (a)	Ba1	6.875%		09/15/11		4,500	4,194,356
General Motors Acceptance Corp., Notes (a)	Ba1	7.25%		03/02/11		750	710,733
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%		02/15/13		1,040	1,124,500

							20,067,512

Automotive Parts — 2.0%
Accuride Corp., Sr. Sub. Notes (a)	B3	8.50%		02/01/15		500	495,625
Advanced Accessory Systems, Sr. Notes (a)	Caa2	10.75%		06/15/11		250	193,750
Affinia Group, Inc., Sr. Sub. Notes	Caa2	9.00%		11/30/14		500	430,000
Delco Remy International, Inc., Sr. Sub. Notes	Ca	9.375%		04/15/12		250	120,000
Goodyear Tire & Rubber Co.(The), Sr. Notes	B3	9.00%		07/01/15		1,500	1,522,500
Goodyear Tire & Rubber Co.(The), Notes (a)	B3	7.857%		08/15/11		2,000	1,955,000
Schefenaccker AG, Sr. Sub. Notes (Germany)	Caa1	9.50%		02/11/14	EUR	375	409,002
Tenneco Automotive, Inc., (a)	B3	8.625%		11/15/14		1,575	1,575,000
Tenneco Automotive, Inc., Sr. Sub. Notes	B2	10.25%		07/15/13		2,475	2,747,250
TRW Automotive, Inc., Sr. Sub. Notes (a)	B1	11.00%		02/15/13		2,721	3,040,717
United Components, Inc., Sr. Sub. Notes	B3	9.375%		06/15/13		750	723,750

							13,212,594

Building Materials - Consumer — 0.2%
Collins and Aikman Corp., Gtd. Notes	Caa1	9.75%		02/15/10		625	590,625
Norcraft Cos. Holdings, Sr. Disc. Notes, Zero Coupon (until 9/1/08)	Caa1	9.75	%(v)	09/01/12		375	296,250
Norcraft Cos. LP, Sr. Sub. Notes	B3	9.00%		11/01/11		675	702,000

							1,588,875

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE BONDS (Continued)

Building Materials - Fixtures & Fittings — 1.3%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (Until 12/15/07), 144A	Caa1	11.50	%(v)	12/15/12		$500	$380,000
Associated Materials, Inc., Gtd. Notes	Caa2	9.75%		04/15/12		500	518,750
Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)	Caa3	11.25	%(v)	03/01/14		1,000	575,000
Goodman Global Holdings, Sr. Notes	B2	7.491%		06/15/12		500	508,750
Goodman Global Holdings, Sr. Sub. Notes (a)	B3	7.875%		12/15/12		1,750	1,728,125
Grohe Holding GmbH, (Germany)	B3	8.625%		10/01/14	EUR	1,750	2,035,919
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%		09/01/14		2,000	2,035,000
NTK Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 09/01/09) (a)	Caa2	10.75	%(v)	03/01/14		1,250	912,500

							8,694,044

Business Services — 0.2%
Buhrmann US Inc., Gtd. Notes	B2	7.875%		03/01/15		1,575	1,594,688

Cable — 0.1%
Echostar DBS Corp., Sr. Notes	Ba3	6.375%		10/01/11		525	513,188

Capital Goods - Others — 0.6%
Altra Industrial Motion, Inc., Sec’d. Notes	B3	9.00%		12/01/11		313	313,000
Briggs & Stratton Corp., Gtd. Notes	Ba1	8.875%		03/15/11		1,063	1,174,615
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00%		05/01/12		763	835,489
Nell Af Sarl , Sr. Notes (Luxembourg)	B2	8.375%		08/15/15	EUR	500	632,389
Rexnord Corp., Gtd. Notes	B3	10.125%		12/15/12		1,000	1,097,500

							4,052,993

Chemicals — 4.9%
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B3	9.625%		06/15/14		1,725	1,910,437
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)	B-(d)	12.00	%(v)	06/01/13		1,000	895,000
Compass Minerals International, Sr. Notes, Zero Coupon (until 12/15/07)	B-(d)	12.75	%(v)	12/15/12		950	883,500
Crompton Corp., Sr. Notes	Ba1	9.875%		08/01/12		438	492,750
Crystal US Holdings, Sr. Disc. Notes , Zero Coupon (until 10/01/09) (a)	Caa2	10.50	%(v)	10/01/14		3,500	2,712,500
Equistar Chemical Funding, Sr. Notes	B2	10.625%		05/01/11		750	811,875
Equistar Chemicals LP, Gtd. Notes	B2	10.125%		09/01/08		1,050	1,115,625
Hexion US Finance Corp./Nova Scotia Finance ULC, Sec’d. Notes	B3	9.00%		07/15/14		500	515,000
Huntsman LLC, Gtd. Notes	Ba3	11.625%		10/15/10		488	552,660
Ineos Group Holdings PLC, Bonds, 144A (United Kingdom)	B2	7.875%		02/15/16	EUR	1,500	1,754,163
Ineos Group Holdings PLC, Notes, 144A (United Kingdom)(a)(l)	B2	8.50%		02/15/16		1,250	1,187,500
Invista, Notes, 144A	B1	9.25%		05/01/12		1,500	1,605,000
KRATON Polymers LLC, Sr. Sub. Notes (a)	Caa1	8.125%		01/15/14		2,500	2,506,250
LBC Luxembourg Holdings SA, Co., Gtd. Notes, 144A (Luxembourg)	Caa1	11.00%		05/15/14	EUR	1,000	1,390,606
Nalco Co., Sr. Sub. Notes	Caa1	8.875%		11/15/13		2,125	2,210,000
Nell Af Sarl , Sr. Notes, 144A (Luxembourg)(a)(l)	B2	8.375%		08/15/15		1,750	1,736,875
PQ Corp., Gtd. Notes, 144A (a)	B3	7.50%		02/15/13		1,500	1,440,000
Resolution Performance Products LLC/RPP Capital Corp., Sec’d. Notes	B3	9.50%		04/15/10		625	650,000
Rhodia SA, Sr. Notes (France)(a)(l)	B3	10.25%		06/01/10		2,359	2,645,029
Rhodia SA, Sr. Sub. Notes (France)(l)	Caa1	8.875%		06/01/11		901	928,030
Rhodia SA, Sr. Sub. Notes (France)	Caa1	9.25%		06/01/11	EUR	397	517,190
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	7.625%		11/15/14	EUR	2,000	2,508,544
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	10.625%		05/15/11		1,367	1,500,282

							32,468,816

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE BONDS (Continued)

Commercial Services — 0.6%
Alderwoods Group, Inc., Gtd. Notes	B2	7.75%		09/15/12		$1,700	$1,746,750
Quintiles Transnational Corp., Sr. Sub. Notes	B3	10.00%		10/01/13		2,000	2,305,000

							4,051,750

Conglomerates — 1.2%
Blount, Inc., Sr. Sub. Notes	B2	8.875%		08/01/12		750	780,000
Bombardier, Inc., Notes, 144A (Canada)(a)(l)	Ba2	6.75%		05/01/12		1,500	1,432,500
Invensys PLC, Sr. Notes, 144A (United Kingdom)(l)	B3	9.875%		03/15/11		1,000	1,062,500
Mark IV Industries, Inc., Sr. Sub. Notes	Caa1	7.50%		09/01/07		1,375	1,278,750
Noma Luxembourg SA, Sr. Notes (Luxembourg)	B1	9.75%		07/15/11	EUR	1,000	1,393,635
Park-Ohio Industries, Inc., Gtd. Notes	Caa1	8.375%		11/15/14		750	706,875
Polypore International, Inc., Sr. Disc. Notes, Zero Coupon (until 10/01/08)	Ca	10.50	%(v)	10/01/12		625	396,875
Polypore, Inc., Notes	Caa2	8.75%		05/15/12		375	429,452
Polypore, Inc., Sr. Sub. Notes	Caa2	8.75%		05/15/12		375	356,250

							7,836,837

Consumer Cyclical - Services — 0.1%
New Reclamation Group Pty Ltd., Sec’d. Notes, 144A (South Africa)(g)	B1	8.125%		02/01/13	EUR	500	623,603

Consumer Products - Household & Leisure — 1.8%
Affinion Group Inc., Gtd. Notes, 144A	B3	10.125%		10/15/13		250	253,750
AMES True Temper, Inc., Sr. Sub. Notes	Caa2	10.00%		07/15/12		563	470,105
Bear Creek Corp., Gtd. Notes	B3	9.00%		03/01/13		500	477,500
FTD, Inc., Gtd. Notes	B3	7.75%		02/15/14		823	816,827
Jostens Holdings Corp., Sr. Disc. Notes, Zero Coupon (Until 12/01/08)	Caa2	10.25	%(v)	12/01/13		2,250	1,721,250
Safilo Capital International SA, Sr. Notes (Luxembourg)	B2	9.625%		05/15/13	EUR	1,624	2,214,739
Sealy Mattress Co., Sr. Sub. Notes (a)	B3	8.25%		06/15/14		875	914,375
Simmons Bedding Co., Sr. Disc., Notes, Zero Coupon (until 12/15/09)	Caa2	10.00	%(v)	12/15/14		688	440,320
Sleepmaster LLC, Gtd. Notes, 144A (g)	NR	11.00%		05/15/09		1,000	0
Solo Cup Co., Sr. Sub. Notes (a)	Caa1	8.50%		02/15/14		1,000	940,000
Spectrum Brands, Inc.,	Caa1	7.375%		02/01/15		1,250	1,087,500
Spectrum Brands, Inc., Sr. Sub. Notes (a)	Caa1	8.50%		10/01/13		1,000	925,000
True Temper Sports, Inc., Sub. Notes	Caa1	8.375%		09/15/11		213	194,895
Visant Holding Corp., Sr. Disc. Notes	B3	7.625%		10/01/12		750	740,625
Visant Holding Corp., Sr. Disc. Notes, 144A (g)	Caa2	8.75%		12/01/13		875	840,044

							12,036,930

Consumer Products - Industrial — 0.6%
Bombardier Recreational Products, Inc., Sr. Sub. Notes (Canada)(l)	B3	8.375%		12/15/13		1,200	1,266,000
Johnson Diversified Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)	Caa1	10.57	%(v)	05/15/13		813	703,245
Johnsondiversey, Inc., Sr. Sub. Notes	Caa1	9.625%		05/15/12		1,000	1,242,153
Norcross Safety Products LLC, Sr. Sub. Notes	B3	9.875%		08/15/11		750	778,125
Safety Products Holdings, Inc., Sr. Unsec’d. Notes, PIK	Caa1	11.75%		01/01/12		280	288,811

							4,278,334

Consumer Products - Non Durable — 0.6%
Chattem, Inc., Sr. Sub. Notes	B2	7.00%		03/01/14		750	749,062
Del Laboratories, Inc., Gtd. Notes (a)	Caa2	8.00%		02/01/12		500	405,000
Leiner Health Products, Sr. Sub. Notes	Caa1	11.00%		06/01/12		375	367,969
Playtex Products, Inc., Gtd. Notes (a)	Caa1	9.375%		06/01/11		1,000	1,045,000
Prestige Brands, Inc., Sr. Sub. Notes	B3	9.25%		04/15/12		488	492,880
WH Holdings Ltd., Sr. Notes	B1	9.50%		04/01/11		600	648,000

							3,707,911

Containers & Packaging — 0.6%
Ball Corp., Gtd. Notes	Ba2	6.625%		03/15/18		1,700	1,691,500

AST HIGH YIELD BOND PORTFOLIO (Continued)
SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Containers & Packaging (cont’d)
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375%		07/01/12	$2,440	$2,403,400

						4,094,900

Defense — 0.9%
Communications & Power Industries, Sr. Sub. Notes	B3	8.00%		02/01/12	750	765,000
DRS Technologies Inc., Gtd. Notes	B3	7.625%		02/01/18	750	772,500
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%		07/15/13	1,500	1,462,500
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.375%		10/15/15	3,000	2,955,000

						5,955,000

Distribution/Wholesale — 0.3%
Aviall, Inc., Sr. Notes	Ba3	7.625%		07/01/11	1,700	1,738,250

Diversified Operations — 0.2%
Aearo Co., Inc., Sr. Sub. Notes	NR	8.25%		04/15/12	1,125	1,232,044

Electronic Components — 0.1%
Solectron Global Finance Ltd., Sr. Sub. Notes, 144A	B3	8.00%		03/15/16	700	701,750

Energy - Coal — 0.2%
Foundation PA Coal Co., Sr. Notes	B1	7.25%		08/01/14	875	888,125
Massey Energy Co., Sr. Notes, 144A	B1	6.875%		12/15/13	500	490,000

						1,378,125

Energy - E&P — 1.7%
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%		06/15/15	2,500	2,459,375
Chesapeake Energy Corp., Sr. Notes	Ba2	6.50%		08/15/17	1,000	987,500
Chesapeake Energy Corp., Sr. Notes	Ba2	6.875%		01/15/16	2,720	2,740,400
El Paso Production Holding Co., Gtd. Notes	B3	7.75%		06/01/13	2,000	2,072,500
Encore Acquisition, Sr. Sub. Notes	B2	6.00%		07/15/15	1,500	1,398,750
KCS Energy, Inc., Sr. Notes	B3	7.125%		04/01/12	250	248,125
Magnum Hunter Resources, Inc., Gtd. Notes	Ba3	9.60%		03/15/12	358	383,955
Swift Energy Co., Sr. Sub. Notes	B2	9.375%		05/01/12	963	1,028,002

						11,318,607

Energy - Services — 0.1%
Pride International, Inc., Sr. Notes	Ba2	7.375%		07/15/14	688	722,400

Entertainment & Leisure — 1.2%
AMC Entertainment Inc., Gtd. Notes, 144A	B3	11.00%		02/01/16	375	387,187
Choctaw Resort Development Enterprise, Sr. Notes, 144A	B1	7.25%		11/15/19	1,600	1,608,000
French Lick Resorts & Casinos LLC, First Mortgage, 144A (g)	B3	10.75%		04/15/14	500	500,000
Six Flags, Inc., Sr. Notes	Caa1	9.75%		04/15/13	750	755,625
Universal City Development Partners, Sr. Notes	B2	11.75%		04/01/10	1,500	1,653,750
Universal City Florida, Holding Co., Sr. Notes (a)	B3	8.375%		05/01/10	1,650	1,662,375
Warner Music Group, Sr. Sub. Notes	B2	7.375%		04/15/14	1,000	990,000
WMG Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/09)	B3	9.50	%(v)	12/15/14	800	589,000

						8,145,937

Environmental — 1.4%
Allied Waste North America, Inc., Gtd. Notes, Series B	B2	9.25%		09/01/12	499	538,296
Allied Waste North America, Inc., Sec’d. Notes (a)	B2	6.375%		04/15/11	1,500	1,468,125
Allied Waste North America, Sr. Notes (a)	B2	7.25%		03/15/15	4,870	4,967,400
Allied Waste North America, Sr. Notes, Series B	B2	8.50%		12/01/08	2,000	2,102,500
Waste Services, Inc., Sr. Sub. Notes	Caa2	9.50%		04/15/14	500	515,625

						9,591,946

Finance — 1.8%
E*trade Financial Corp., Sr. Notes	B1	7.375%		09/15/13	625	637,500
Refco Finance Holdings LLC, Gtd. Notes, 144A (i)	D(d)	9.00%		08/01/12	135	77,625
TRAINS, Sec’d. Notes, 144A	B1	7.651%		06/15/15	11,012	11,136,082

						11,851,207

AST HIGH YIELD BOND PORTFOLIO (Continued)
SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE BONDS (Continued)
Food — 0.9%
Chiquita Brands Intl., Sr. Notes (a)	B3	8.875%		12/01/15		$625	$578,125
Dole Foods Co., Inc., Sr. Notes	B3	8.625%		05/01/09		750	753,750
Eagle Family Foods, Inc., Gtd. Notes, Series B	Caa2	8.75%		01/15/08		500	362,500
Michael Foods, Inc., Sr. Sub. Notes	B3	8.00%		11/15/13		725	738,593
Pilgrims Pride Corp., Sr. Sub. Notes (a)	Ba3	9.25%		11/15/13		500	503,750
Pinnacle Foods Holding Co., Sr. Sub. Notes	B3	8.25%		12/01/13		1,375	1,361,250
Tyson Foods, Inc., Sr. Unsec’d. Notes	Baa3	6.60%		04/01/16		800	790,169
United Biscuits Co., Gtd. Notes (United Kingdom)	B3	10.625%		04/15/11	EUR	750	960,018

							6,048,155

Food & Beverage — 0.8%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%		04/15/31		2,870	3,319,686
Ingles Markets, Inc., Gtd. Notes	B3	8.875%		12/01/11		1,700	1,776,500

							5,096,186

Gaming — 6.1%
Boyd Gaming Corp., Sr. Sub. Notes (a)	B1	7.125%		02/01/16		1,360	1,378,700
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75%		04/15/12		2,000	2,135,000
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%		11/15/13		500	512,500
Cirsa Finance Luxembourg SA, Sr. Notes (Luxembourg)	B1	8.75%		05/15/14	EUR	1,500	1,945,030
Codere Fin Lux, Sr. Notes (Luxembourg)	B2	8.25%		06/15/15	EUR	2,000	2,593,374
Global Cash Finance Corp., Sr. Sub. Notes	B3	8.75%		03/15/12		309	331,789
Herbst Gaming, Inc., Gtd. Notes	B3	7.00%		11/15/14		1,750	1,745,625
Isle of Capri Casinos, Inc., Gtd. Notes	B2	9.00%		03/15/12		500	530,625
Isle of Capri Casinos, Inc., Sr. Sub. Notes (a)	B2	7.00%		03/01/14		338	333,775
Kerzner International Ltd., Sr. Sub. Notes	B2	6.75%		10/01/15		500	526,250
Las Vegas Sands Corp., Gtd. Notes (a)	B1	6.375%		02/15/15		500	480,000
Mandalay Resort Group, Sr. Notes	Ba2	9.50%		08/01/08		1,500	1,595,625
Mandalay Resort Group, Sr. Sub. Debs.	Ba3	7.625%		07/15/13		900	929,250
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%		02/15/10		3,500	3,797,500
Mandalay Resort Group, Sr. Sub. Notes	Ba3	10.25%		08/01/07		425	447,313
MGM Mirage, Inc., Gtd. Notes (a)	Ba2	6.625%		07/15/15		2,500	2,459,375
MGM Mirage, Inc., Gtd. Notes (a)	Ba3	8.375%		02/01/11		1,250	1,318,750
MGM Mirage, Inc., Sr. Notes (a)	Ba2	5.875%		02/27/14		2,500	2,356,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%		04/01/12		550	576,125
MTR Gaming Group, Gtd. Notes, Series B	B2	9.75%		04/01/10		375	398,906
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	7.875%		03/15/10		1,375	1,460,937
Penn National Gaming, Inc., Sr. Sub. Notes (a)	B1	6.75%		03/01/15		875	875,000
Pinnacle Entertainment, Inc., Gtd. Notes	Caa1	8.75%		10/01/13		250	269,375
Pinnacle Entertainment, Inc., Sr. Sub. Notes	Caa1	8.25%		03/15/12		500	523,750
River Rock Entertainment Authority, Sr. Notes	B2	9.75%		11/01/11		475	513,000
Seneca Gaming Corp., Sr. Notes, 144A	B1	7.25%		05/01/12		1,250	1,262,500
Station Casinos, Inc., Sr. Sub. Notes (a)	Ba3	6.50%		02/01/14		500	494,375
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%		03/01/16		3,360	3,376,800
Wynn Las Vegas LLC,	B2	6.625%		12/01/14		5,450	5,293,312

							40,460,811

Healthcare - Medical Prods — 0.9%
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 1/01/10)	Caa2	9.63	%(v)	01/01/15		1,250	850,000
Sybron Dental Specialties, Inc., Gtd. Notes	B1	8.125%		06/15/12		688	725,840
VWR International, Inc.,	Caa1	8.00%		04/15/14		4,200	4,189,500

							5,765,340

Healthcare — 0.2%
Nyco Holdings 2 Aps, Sr. Notes (Denmark)	B3	11.50%		03/31/13	EUR	750	1,058,860

Healthcare - Pharma — 0.5%
Biovail Corp., Sr. Sub. Notes (Canada)(l)	B2	7.875%		04/01/10		500	510,000
Mylan Laboratories Inc., Gtd. Notes	Ba1	6.375%		08/15/15		250	251,250
Nycomed ASA, Sr. Notes, PIK (Denmark)	NR	11.75%		09/15/13	EUR	1,528	1,954,068

AST HIGH YIELD BOND PORTFOLIO (Continued)
SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Healthcare - Pharma (cont’d)
Warner Chilcott Corp., Gtd. Notes, 144A	Caa1	9.25%	02/01/15	$750	$744,375

					3,459,693

Healthcare - Services — 3.5%
Accellant, Inc., Gtd. Notes	Caa1	10.50%	12/01/13	625	667,188
Alliance Imaging, Inc., Sr. Sub. Notes (a)	B3	7.25%	12/15/12	500	433,750
Ameripath, Inc., Gtd. Notes	B3	10.50%	04/01/13	1,000	1,055,000
CRC Health Corp., Sr. Sub. Notes, 144A	Caa1	10.75%	02/01/16	313	322,390
Davita, Inc., Gtd. Notes (a)	B3	7.25%	03/15/15	3,780	3,798,900
HCA Inc., Notes	Ba2	6.25%	02/15/13	2,000	1,940,056
HCA, Inc. Sr. Sec’d. Notes (a)	Ba2	6.375%	01/15/15	6,000	5,839,650
HCA, Inc., Bonds	Ba2	6.50%	02/15/16	1,850	1,802,375
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.875%	12/15/15	875	872,813
Psychiatric Solutions, Inc., Sr. Sub. Notes (a)	B3	7.75%	07/15/15	1,000	1,017,500
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	1,125	1,015,312
Tenet Healthcare Corp., Sr. Notes (a)	B3	9.875%	07/01/14	1,500	1,518,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes (a)	B3	7.375%	02/01/13	1,000	912,500
US Oncology, Inc., Gtd. Notes	B2	9.00%	08/15/12	875	905,625
Vanguard Health Holdings Co. LLC, Sr. Sub. Notes (a)	Caa1	9.00%	10/01/14	1,250	1,278,125

					23,379,934

Home Construction — 0.4%
K Hovnanian Enterprises, Inc., Gtd. Notes	Ba1	6.25%	01/15/15	1,375	1,259,767
Meritage Homes Corp., Sr. Notes	Ba2	6.25%	03/15/15	1,000	885,000
Standard-Pacific Corp., Sr. Notes	Ba2	6.25%	04/01/14	375	332,812

					2,477,579

Hospitals/Hospital Management — 0.3%
Community Health Systems, Inc., Sr. Sub. Notes	B3	6.50%	12/15/12	1,825	1,767,969

Internet Services — 0.1%
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)(l)	B2	8.625%	01/15/15	480	495,600

Lodging — 1.1%
Gaylord Entertainment Co., Gtd. Notes	B3	6.75%	11/15/14	1,000	975,000
HMH Properties, Inc., Gtd. Notes, Series B	Ba2	7.875%	08/01/08	414	417,105
Host Marriott LP,	Ba2	6.375%	03/15/15	1,000	983,750
Host Marriott LP,	Ba2	7.00%	08/15/12	1,500	1,531,875
Host Marriott LP,	Ba2	7.125%	11/01/13	1,000	1,017,500
Host Marriott LP, Sr. Notes, 144A	Ba2	6.75%	06/01/16	650	649,188
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	1,500	1,631,250

					7,205,668

Machinery — 0.4%
Chart Industries, Inc., Sr. Sub. Notes, 144A	B3	9.125%	10/15/15	1,700	1,755,250
Columbus Mckinnon Corp., Sec’d. Notes	B2	10.00%	08/01/10	139	152,900
Dresser-Rand Group, Inc., Sr. Sub. Notes, 144A (Canada)(l)(g)	B3	7.625%	11/01/14	881	898,620

					2,806,770

Manufacturing — 0.1%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	870	911,325

Media — 1.5%
DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes	Ba2	8.375%	03/15/13	1,250	1,334,375
DirecTV Holdings LLC, Gtd. Notes	Ba2	6.375%	06/15/15	2,380	2,350,250
Echostar DBS Corp., Gtd. Notes, 144A (a)	Ba3	7.125%	02/01/16	3,140	3,088,975
Echostar DBS Corp., Sr. Notes (a)	Ba3	5.75%	10/01/08	3,225	3,192,750

					9,966,350

Media - Broadcasting & Radio — 0.6%
Emmis Operating Co., Sr. Sub. Notes (a)	B2	6.875%	05/15/12	1,000	965,000
Lin Television Corp., Gtd. Notes	B1	6.50%	05/15/13	500	470,000
Radio One, Inc., Gtd. Notes	B2	6.375%	02/15/13	438	416,100

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE BONDS (Continued)
Media - Broadcasting & Radio (cont’d)
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%		03/15/12		$2,000	$2,040,000

							3,891,100

Media - Cable — 4.0%
Adelphia Communications Corp., Sr. Notes, 144A (g)(i)	NR	10.25%		06/15/11		500	315,000
Cablevision Systems Corp., Sr. Notes (a)	B3	8.00%		04/15/12		1,500	1,462,500
CCH I Holdings LLC, Gtd. Notes	Ca	10.00%		05/15/14		1,500	757,500
CCH I LLC, Sec`d. Notes	Caa3	11.00%		10/01/15		1,000	831,250
Charter Communications Holdings II, Sr. Notes	Caa1	10.25%		09/15/10		1,250	1,228,125
Charter Communications LLC, Gtd. Notes, 144A	Ca	Zero		05/15/14		1,000	520,000
Charter Communications Operating LLC, Sr. Notes, 144A	B2	8.00%		04/30/12		2,750	2,736,250
CSC Holdings, Inc., Debs., Series B	B2	8.125%		08/15/09		1,000	1,032,500
CSC Holdings, Inc., Sr. Notes	B2	7.625%		04/01/11		1,500	1,507,500
CSC Holdings, Inc., Sr. Notes	B2	8.125%		07/15/09		1,000	1,033,750
CSC Holdings, Inc., Sr. Notes, 144A	B2	7.25%		04/15/12		1,650	1,612,875
Ono Finance PLC, Gtd. Notes, 144A (United Kingdom)	B3	10.50%		05/15/14	EUR	1,750	2,290,409
Ono Finance PLC, Sr. Notes (United Kingdom)	B3	8.00%		05/16/14	EUR	1,000	1,175,501
Rogers Cable Inc., Sec’d. Notes (Canada)	Ba2	7.25%		12/15/11	CAD	500	452,896
Rogers Cable, Inc., Sec’d. Notes (Canada)(l)	Ba2	6.25%		06/15/13		2,000	1,980,000
Tele Columbus AG & Co., Sr. Sub. Notes (Germany)	B3	9.375%		04/15/12	EUR	1,000	1,242,153
Telenet Communication NV, Sr. Notes (Belgium)	B2	9.00%		12/15/13	EUR	1,121	1,510,648
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08), 144A (Belgium)(a)	Caa1	11.50	%(v)	06/15/14	EUR	2,126	1,777,450
UPC Holding Bv, Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	1,500	1,726,896
UPC Holding Bv., Sr. Notes (Netherlands)	B3	8.625%		01/15/14	EUR	1,000	1,196,709

							26,389,912

Media - Diversified — 0.1%
Quebecor Media, Sr. Notes, 144A (Canada)(l)	B2	7.75%		03/15/16		750	770,625

Metals — 0.8%
AK Steel Corp., Gtd. Notes (a)	B1	7.75%		06/15/12		750	758,438
AK Steel Corp., Gtd. Notes	B1	7.875%		02/15/09		500	502,500
Neenah Corp., Sec’d. Notes, 144A (g)	B2	11.00%		09/30/10		750	832,500
Novelis, Inc., Sr. Notes, 144A (Canada)(l)	B1	7.25%		02/15/15		2,350	2,256,000
Ryerson Tull, Inc., Notes	B2	9.125%		07/15/06		950	957,125

							5,306,563

Mining — 0.3%
OM Group, Inc., Gtd. Notes	Caa1	9.25%		12/15/11		1,000	1,035,000
Peabody Energy Corp., Sr. Notes	Ba2	5.875%		04/15/16		1,190	1,133,475

							2,168,475

Oil & Gas Exploration/Production — 0.3%
Hanover Compressor Co., Sr. Notes	B3	9.00%		06/01/14		875	940,625
Williams Cos., Inc., Debs.	B1	7.50%		01/15/31		1,030	1,068,625

							2,009,250

Oil, Gas & Consumable Fuels — 0.5%
Amerigas Partners, Sr. Notes	B1	7.125%		05/20/16		3,400	3,383,000

Packaging — 2.1%
Consolidated Container Co. LLC, Gtd. Notes (a)	Caa2	10.125%		07/15/09		500	437,500
Constar International, Sr. Sub. Notes	Caa3	11.00%		12/01/12		188	146,640
Covalence Specialty Materials Corp., Sr. Sub. Notes, 144A	B3	10.25%		03/01/16		500	525,000
Crown Americas, Inc., Sr. Notes, 144A	B1	7.75%		11/15/15		3,000	3,112,500
Gerresheimer Holdings GMBH, Gtd. Notes (Germany)	Caa1	7.875%		03/01/15	EUR	1,250	1,514,821
Graham Packaging Co., Gtd. Notes	Caa1	8.50%		10/15/12		500	505,000
Graham Packaging Co., Sub. Notes (a)	Caa2	9.875%		10/15/14		2,750	2,784,375
Graham Packaging International Corp., Sr. Sub. Notes (a)	B3	9.50%		08/15/13		1,500	1,402,500
Huntsman Packaging Corp., Gtd. Notes, 144A (g)	NR	13.00%		06/01/10		375	153,750
Owens-Brockway Glass Container, Inc., Gtd. Notes	B2	8.25%		05/15/13		2,000	2,090,000
Pliant Corp., Sec’d. Notes, 144A (a)(g)	NR	11.125%		09/01/09		250	263,125

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date		Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Packaging (cont’d)
Portola Packaging, Inc., Sr. Notes	Caa1	8.25%		02/01/12		$250	$215,000
Pregis Corp., Gtd. Notes, 144A (a)(g)	Caa1	12.375%		10/15/13		500	525,000
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, PIK (g)	NR	9.00%		11/30/08		356	0
Tekni-Plex, Inc. Sec’d. Notes, 144A (a)(g)	Caa2	9.75%		11/15/13		313	294,220

							13,969,431

Paper — 4.3%
Abitibi-Consolidated, Inc., Notes (Canada)(a)(l)	B1	8.55%		08/01/10		5,250	5,276,250
Ainsworth Lumber Co. Ltd., Gtd. Notes (Canada)(l)	B2	7.25%		10/01/12		500	452,500
Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)(l)	B2	6.75%		03/15/14		500	433,750
Boise Cascade LLC, Gtd. Notes	B2	7.125%		10/15/14		500	481,250
Bowater Canada Finance, Gtd. Notes (Canada)(l)	B1	7.95%		11/15/11		1,020	1,017,450
Cascades, Inc., Sr. Notes (Canada)(l)	Ba3	7.25%		02/15/13		1,020	958,800
Georgia-Pacific Corp., Debs.	B2	7.375%		12/01/25		1,660	1,593,600
Georgia-Pacific Corp., Notes	B2	7.75%		11/15/29		1,000	980,000
Georgia-Pacific Corp., Notes (a)	B2	8.125%		05/15/11		4,000	4,160,000
Georgia-Pacific Corp., Sr. Notes	B2	8.00%		01/15/24		1,950	1,967,062
Jefferson Smurfit Corp. US, Gtd. Notes (a)	B2	7.50%		06/01/13		2,250	2,115,000
JSG Funding PLC, Sr. Notes (Ireland)(l)	B3	9.625%		10/01/12		3,530	3,732,975
JSG Funding PLC., Sr. Sub. Notes (Ireland)	Caa1	7.75%		04/01/15	EUR	1,000	1,199,738
JSG Holding PLC., Sr. Notes, PIK	Caa2	11.50%		10/01/15	EUR	848	1,047,753
NewPage Corp., Sec’d. Notes (a)	B3	10.00%		05/01/12		500	525,000
Smurfit Capital Funding PLC, Debs. (Ireland)(l)	B1	7.50%		11/20/25		900	837,000
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	9.75%		02/01/11		1,000	1,027,500
Stone Container Finance, Gtd. Notes (Canada)(l)	B2	7.375%		07/15/14		500	465,000

							28,270,628

Personal Services — 0.3%
Corrections Corporation of America, Gtd. Notes	Ba3	6.75%		01/31/14		1,700	1,719,125

Printing — 0.2%
SGS International, Inc., Sr. Sub. Notes, 144A	Caa1	12.00%		12/15/13		625	642,188
Vertis, Inc., Gtd. Notes, Series B (a)	Caa2	10.875%		06/15/09		500	491,250

							1,133,438

Publishing — 2.9%
Advanstar Communications, Inc., Gtd. Notes, Series B (a)	Caa2	12.00%		02/15/11		500	527,500
Advanstar Communications, Inc., Sec’d. Notes	B3	10.75%		08/15/10		250	271,875
Dex Media East LLC, Gtd. Notes	B1	12.125%		11/15/12		1,437	1,641,773
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%		08/15/13		2,020	2,234,625
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)	B3	9.00	%(v)	11/15/13		2,000	1,690,000
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)	Caa2	11.50	%(v)	10/15/13		500	426,250
Houghton Mifflin Co., Sr. Notes	B3	8.25%		02/01/11		500	517,500
Houghton Mifflin Co., Sr. Sub. Notes (a)	Caa1	9.875%		02/01/13		625	671,875
Lighthouse International Co. SA, Sr. Notes (Luxembourg)	B3	8.00%		04/30/14	EUR	2,500	3,264,439
Primedia Inc., Sr. Notes	B2	8.00%		05/15/13		1,000	915,000
Primedia, Inc., Gtd. Notes	B2	8.875%		05/15/11		1,000	975,000
R.H. Donnelley Corp., Sr. Notes, 144A (g)	Caa1	8.875%		01/15/16		1,000	1,040,000
WDAC Subsidiary Corp., Sr. Notes	Caa1	8.50%		12/01/14	EUR	2,750	3,357,601
Yell Finance BV, Gtd. Notes (Netherlands)(a)(l)	B1	10.75%		08/01/11		461	493,846
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)(l)	B1	13.50	%(v)	08/01/11		680	702,100
Ziff Davis Media, Inc., Gtd. Notes, Series B, PIK	CC(d)	13.00%		08/12/09		414	227,963

							18,957,347

Real Estate
CB Richard Ellis Service, Sr. Notes	Ba1	9.75%		05/15/10		220	238,150

Restaurants — 0.2%
Dominos, Inc., Sr. Sub. Notes	B2	8.25%		07/01/11		301	308,525

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Restaurants (cont’d)
Landry’s Restaurants, Inc., Gtd. Notes	B2	7.50%	12/15/14		$1,000	$965,000

						1,273,525

Retail — 0.5%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.,Sr. Notes	Ba3	6.75%	05/01/14		2,150	2,069,375
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12		1,300	1,316,250

						3,385,625

Retail & Merchandising — 0.1%
JC Penney Corp., Inc., Debs.	Baa3	7.40%	04/01/37		850	916,475

Retailers — 0.5%
General Nutrition Center, Sr. Sub. Notes	Caa1	8.50%	12/01/10		500	473,750
Neiman Marcus Group, Inc., Gtd. Notes, 144A	B3	10.375%	10/15/15		500	531,250
Neiman Marcus Group, Inc., Sr. Unsec’d. Notes, 144A (g)	B2	9.00%	10/15/15		1,000	1,057,500
Victoria Acqstion III Bv, Sr. Notes, 144A (Netherlands)	B3	7.875%	10/01/14	EUR	1,000	1,342,131

						3,404,631

Retailers - Food & Drug — 0.6%
Brake Bros Finance PLC, Sr. Notes (United Kingdom)	B3	12.00%	12/15/11	GBP	1,000	1,954,584
Couche-Tard Corp., Sr. Sub. Notes	Ba2	7.50%	12/15/13		500	512,500
Jean Coutu Group PJC, Inc. Sr. Sub. Notes (Canada)(a)(l)	Caa2	8.50%	08/01/14		500	458,750
Jean Coutu Group PJC, Inc., Sr. Notes (Canada)(l)	B3	7.625%	08/01/12		250	243,125
Rite Aid Corp., Sec’d. Notes (a)	B2	8.125%	05/01/10		500	510,625

						3,679,584

Services Cyclical - Business Services — 0.2%
Cornell Companies, Inc., Sr. Notes (a)	B3	10.75%	07/01/12		500	525,000
Iron Mountain, Inc., Gtd. Notes	Caa1	7.75%	01/15/15		750	755,625

						1,280,625

Services Cyclical - Distribution/Logistical — 1.7%
Interline Brands, Inc., Sr. Sub. Notes	B3	11.50%	05/15/11		569	628,034
Ray Acquisition SCA, Sec’d. Notes (France)	Caa1	9.375%	03/15/15	EUR	8,000	10,421,968

						11,050,002

Services Cyclical - Rental Equipment — 1.4%
Hertz Corp., Sr. Notes	B1	8.875%	01/01/14		5,000	5,187,500
Hertz Corp., Sr. Sub. Notes	B3	10.50%	01/01/16		1,250	1,356,250
United Rentals NA, Inc.,	Caa1	7.75%	11/15/13		1,625	1,625,000
United Rentals North America, Inc.,	B3	6.50%	02/15/12		500	490,000
Williams Scotsman, Inc., Gtd. Notes	B3	8.50%	10/01/15		500	510,625

						9,169,375

Technology — 0.1%
Sanmina-SCI Corp., Sr. Sub. Notes	B1	8.125%	03/01/16		1,000	1,010,000

Technology - Hardware — 1.1%
Avago Technologies Financial, Sr. Notes, 144A	B3	10.125%	12/01/13		1,000	1,073,750
Lucent Technologies, Debs.	B1	6.45%	03/15/29		1,375	1,240,937
MagnaChip Semiconductor SA, Sec’d. Notes	Ba3	6.875%	12/15/11		500	480,000
MagnaChip Semiconductor SA, Sr. Sub. Notes	B2	8.00%	12/15/14		1,125	1,051,875
Xerox Corp., Gtd. Notes	Ba2	9.75%	01/15/09		1,500	1,640,625
Xerox Corp., Sr. Notes	Ba2	6.40%	03/15/16		950	942,875
Xerox Corp., Sr. Notes	Ba2	7.625%	06/15/13		1,000	1,052,500

						7,482,562

Technology - Software/Services — 1.2%
Activant Solutions, Sr. Notes	B2	10.50%	06/15/11		375	415,312
Sungard Data Systems, Inc., 144A (a)(g)	B3	9.125%	08/15/13		3,190	3,373,425
Sungard Data Systems, Inc., Sr. Sub. Notes, 144A (g)	Caa1	10.25%	08/15/15		2,000	2,105,000

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE BONDS (Continued)
Technology - Software/Services (cont’d)
UGS Corp.,	B3	10.00%		06/01/12		$1,750	$1,925,000

							7,818,737

Telecommunications — 3.6%
Cincinnati Bell, Inc., Gtd. Notes	B1	7.25%		07/15/13		2,040	2,096,100
Cincinnati Bell, Inc., Sr. Sub. Notes (a)	B3	8.375%		01/15/14		2,700	2,743,875
Citizens Communications Co., Notes	Ba3	9.25%		05/15/11		4,000	4,390,000
Qwest Capital Funding, Inc., Gtd. Notes	B3	7.00%		08/03/09		1,000	1,015,000
Qwest Capital Funding, Inc., Gtd. Notes (a)	B3	7.90%		08/15/10		1,000	1,040,000
Qwest Communications International, Inc., Gtd. Notes (a)	B2	7.25%		02/15/11		2,000	2,050,000
Qwest Corp., Notes	Ba3	6.875%		09/15/33		6,600	6,336,000
Qwest Corp., Notes (a)	Ba3	8.875%		03/15/12		1,750	1,955,625
Qwest Corp., Sr. Notes	Ba3	7.625%		06/15/15		500	535,000
Rural Cellular Corp., Sr. Notes	Caa1	9.875%		02/01/10		1,530	1,633,275

							23,794,875

Telecommunications - Cellular — 4.0%
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50%		01/31/12		1,000	1,077,500
American Cellular Corp., Sr. Notes	B3	10.00%		08/01/11		1,250	1,356,250
American Tower Corp., Sr. Notes	B1	7.125%		10/15/12		500	520,000
American Tower Corp., Sr. Notes (a)	B1	7.50%		05/01/12		750	785,625
Cell C Pty. Ltd., Bonds (South Africa)	BB-(d)	8.625%		07/01/12	EUR	1,000	1,316,380
Digicel Limited., Sr. Notes, 144A	B3	9.25%		09/01/12		500	528,750
Dobson Cellular Systems, Inc., Sec’d. Notes	B2	9.875%		11/01/12		500	546,250
Hellas Telecommunications Luxembourg V, Sec’d. Notes, 144A (Luxembourg)(g)	B1	6.264%		10/15/12	EUR	1,000	1,233,064
Hellas Telecommunications Luxembourg V, Sec’d. Notes, 144A (Luxembourg)	B3	8.50%		10/15/13	EUR	2,000	2,544,899
Horizon PCS, Inc., Gtd. Notes	B3	11.375%		07/15/12		250	285,625
Nextel Communications, Inc.,	Baa2	5.95%		03/15/14		1,250	1,237,531
Nextel Communications, Inc.,	Baa2	7.375%		08/01/15		1,000	1,048,737
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%		07/01/11		1,000	1,057,500
Rogers Wireless, Inc., Sec’d. Notes (Canada)(l)	Ba2	6.375%		03/01/14		2,270	2,264,325
Rogers Wireless, Inc., Sec’d. Notes (Canada)(l)	Ba2	7.25%		12/15/12		1,000	1,053,750
Rogers Wireless, Inc., Sec’d. Notes (Canada)(l)	Ba2	7.50%		03/15/15		1,000	1,072,500
Rogers Wireless, Inc., Sec’d. Notes (Canada)(a)(l)	Ba2	8.00%		12/15/12		1,000	1,061,250
US Unwired, Inc., Sec’d. Notes	Baa2	10.00%		06/15/12		625	700,781
Wind Acquisition Finance SA, 144A (Luxembourg)(l)(g)	B3	10.75%		12/01/15		4,000	4,320,000
Wind Acquisition Finance SA, Gtd. Notes, 144A(g)	B3	9.75%		12/01/15	EUR	1,750	2,282,118

							26,292,835

Telecommunications - Satellites — 1.0%
Inmarsat Finance II Ltd., Gtd. Notes, Zero Coupon (until 11/15/08)	B2	10.38	%(v)	11/15/12		1,000	850,000
Inmarsat Finance PLC, Gtd. Notes (United Kingdom)(l)	B1	7.625%		06/30/12		325	333,125
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)(l)	B2	8.25%		01/15/13		2,000	2,035,000
Intelsat Ltd., Notes (Bermuda)(l)	Caa1	7.625%		04/15/12		500	412,500
Intelsat Ltd., Sr. Notes (Bermuda)(l)	Caa1	6.50%		11/01/13		250	186,875
PanAmSat Corp., Gtd. Notes	B1	9.00%		08/15/14		1,625	1,710,312
Panamsat Holding Corp., Sr. Disc. Notes, Zero Coupon (until 11/01/09)	B3	11.38	%(v)	11/01/14		1,500	1,080,000

							6,607,812

Textiles & Apparel — 0.8%
Propex Fabrics, Inc., Gtd. Notes	B3	10.00%		12/01/12		500	475,000
Quicksilver, Inc., Gtd. Notes (a)	B1	6.875%		04/15/15		3,205	3,116,863
Russell Corp., Gtd. Notes	B2	9.25%		05/01/10		1,300	1,348,750
Warnaco, Inc., Sr. Notes	B1	8.875%		06/15/13		500	531,250

							5,471,863

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Tobacco — 0.6%
Alliance One International, Gtd. Notes	B3	11.00%	05/15/12	$1,125	$1,080,000
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	Ba2	7.25%	06/01/12	3,060	3,159,450

					4,239,450

Transportation — 0.1%
Stena AB, Sr. Notes (a)	Ba3	9.625%	12/01/12	750	817,500

Utilities — 2.4%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	4,310	4,654,800
CMS Energy Corp., Sr. Notes	B1	6.30%	02/01/12	2,550	2,511,750
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	3,740	4,029,850
Reliant Energy, Inc., Sec’d. Notes	B2	6.75%	12/15/14	4,440	3,918,300
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	B1	7.00%	06/30/21	985	988,456

					16,103,156

Utilities - Distribution — 0.5%
Inergy LP Finance Corp., Sr. Notes, 144A	B1	8.25%	03/01/16	125	128,125
Inergy LP Inergy Finance Corp., Sr. Notes	B1	6.875%	12/15/14	625	593,750
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	2,915	2,798,400

					3,520,275

Utilities - Electric — 3.8%
AES Corp., Sr. Notes, Pass Thru Certs.	B1	9.375%	09/15/10	1,000	1,090,000
Allegheny Energy Supply Co. LLC, Notes, 144A	Ba3	8.25%	04/15/12	500	548,125
Calpine Canada Energy, Gtd. Notes, 144A (Canada)(a)(l)(i)	D(d)	8.50%	05/01/08	1,000	567,500
Calpine Corp., Sec’d. Notes, 144A (a)(i)	D(d)	8.50%	07/15/10	750	688,125
Calpine Corp., Sec’d. Notes, 144A (i)	D(d)	8.75%	07/15/13	500	458,750
Dynegy Holdings, Inc., Sec’d. Notes, 144A	B1	9.875%	07/15/10	1,000	1,099,830
Dynegy Holdings, Inc., Sec’d. Notes, 144A	B1	10.125%	07/15/13	750	859,275
Dynegy Holdings, Inc., Sr. Notes	B2	8.75%	02/15/12	313	327,085
Edison Mission Energy, Sr. Notes	B1	10.00%	08/15/08	1,000	1,070,000
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	7,190	7,783,175
Mirant North America LLC, Sr. Notes, 144A (a)(g)	B1	7.375%	12/31/13	1,250	1,275,000
Mission Energy Holding Co., Sec’d. Notes	B2	13.50%	07/15/08	1,000	1,147,500
NRG Energy Inc., Sr. Notes (a)	B1	7.25%	02/01/14	750	762,188
NRG Energy, Inc., Sr. Notes	B1	7.375%	02/01/16	5,450	5,565,812
Reliant Resources, Inc., Sec’d. Notes (a)	B2	9.25%	07/15/10	1,000	1,001,250
Sierra Pacific Resources, Sr. Notes	B1	8.625%	03/15/14	750	814,069

					25,057,684

Utility - Pipelines — 4.7%
El Paso Corp., Notes (a)	Caa1	7.875%	06/15/12	4,250	4,425,312
El Paso Corp., Notes, 144A (a)	Caa1	7.625%	09/01/08	1,000	1,020,000
El Paso Corp., Notes, 144A	Caa1	7.75%	06/15/10	3,250	3,351,562
El Paso Corp., Sr. Notes	Caa1	7.375%	12/15/12	1,000	1,017,500
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31	2,000	2,010,000
El Paso Corp., Sr. Notes	Caa1	8.05%	10/15/30	2,510	2,591,575
Southern Natural Gas Co., Notes	B1	8.00%	03/01/32	1,750	1,919,290
Tennessee Gas Pipeline Co., Bonds	B1	8.375%	06/15/32	1,575	1,797,192
Tennessee Gas Pipeline, Debs.	B1	7.50%	04/01/17	750	799,019
Transcont Gas Pipe Line Corp., Sr. Notes, Series B	Ba2	8.875%	07/15/12	1,875	2,137,500
Williams Cos., Inc., Notes	B1	7.875%	09/01/21	2,000	2,150,000
Williams Cos., Inc., Notes (a)	B1	8.125%	03/15/12	2,250	2,415,938
Williams Cos., Inc., Sr. Notes	B1	7.625%	07/15/19	5,000	5,325,000

					30,959,888

TOTAL CORPORATE BONDS
(cost $596,876,076)					596,813,568

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s	Interest	Maturity	Principal Amount
	Ratings	Rate	Date	(000)	Value

FOREIGN GOVERNMENT BONDS — 1.9%
Republic of Brazil (Brazil)	Ba3	11.00%	08/17/40	$3,277	$4,204,391
Republic of Brazil, Bonds (Brazil)	Ba3	10.50%	07/14/14	1,638	2,039,310
Republic of Brazil, Notes (Brazil)	Ba3	8.00%	01/15/18	5,776	6,258,296

TOTAL FOREIGN GOVERNMENT BONDS (cost $12,531,145)					12,501,997

				Shares

PREFERRED STOCKS — 0.1%

Publishing
Ziff Davis Media, Inc., Series E, 10.00%, PIK				11	2,700

Retailers — 0.1%
General Nutrition Center, Series A, 12.00%, PIK				1,000	927,500

TOTAL PREFERRED STOCKS (cost $1,006,005)					930,200

				Units

WARRANTS* — 0.1%

Chemicals
General Chemical Industry Product, Inc., Series A, Expiring 04/30/11(g)				223	0
General Chemical Industry Product, Inc., Series B, Expiring 04/30/11(g)				165	0

					0

Metals — 0.1%
ACP Holding Corp., Expiring 10/07/13				160,976	269,635

Packaging
Pliant Corp., Expiring 06/01/10, 144A(g)				1,000	10

Paper
MDP Acquisitions PLC, Expiring 10/01/13 (Ireland), 144A(g)				900	18,450

Publishing
Advanstar Holdings Corp., Expiring 10/15/11, 144A(g)				1,100	11
Ziff Davis Media, Inc., Expiring 08/12/12, 144A(g)				19,800	198

					209

TOTAL WARRANTS (cost $1,808)					288,304

				Units

RIGHTS*
Consumer Products
Sleepmaster Membership Interests (cost $0)				1,055	0

				Shares

COMMON STOCKS

Chemicals
General Chemicals Industry Products				386	107,621

Packaging
Russell Stanley Holdings, Inc., 144A (g)*				39,000	0

TOTAL COMMON STOCKS (cost $1,377,628)					107,621

TOTAL LONG-TERM INVESTMENTS (cost $611,792,662)					610,641,690

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

SHORT-TERM INVESTMENTS — 27.9%
			Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 19.3%

Dryden Core Investment Fund - Taxable Money Market Series (cost $127,923,575; includes $99,722,444 of cash collateral for securities on loan)(b)(w)			127,923,575	$127,923,575

	Interest Rate	Maturity Date	Principal Amount (000)

COMMERCIAL PAPER — 8.6%
Danske Corp.	4.84%	06/27/06	9,300	9,193,018
Dexia Delaware	4.84%	06/27/06	1,500	1,482,745
Dexia Delaware	4.85%	06/27/06	8,700	8,599,920
Skandi Bank, 144A (cost $9,002,124; purchased 06/22/05) (h)	4.84%	06/22/06	9,100	9,001,052
Skandi Ensk, 144A (cost $1,185,921; purchased 06/29/05) (h)	4.855%	06/29/06	1,200	1,199,862
Total Financial Elf, 144A (cost $9,297,541; purchased 04/05/06) (h)	4.76%	04/05/06	9,300	9,297,541
Toyota Motor	4.74%	04/28/06	9,300	9,269,387
UBS Finance	4.85%	06/29/06	9,300	9,190,434

TOTAL COMMERCIAL PAPER (cost $57,222,923)				57,233,959

TOTAL SHORT-TERM INVESTMENTS (cost $185,146,498)				185,157,534
TOTAL INVESTMENTS (o)(x) —120.0% (cost $796,939,160)(p)				795,799,224
LIABILITIES IN EXCESS OF OTHER ASSETS (x) — (20.0)%				(132,447,937)

NET ASSETS — 100.0%				$663,351,287

The following abbreviations are used in portfolio descriptions:

144A        Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR Not Rated by Moodys or Standard & Poor’s

PIK Payment-in-kind

CAD Canadian Dollar

EUR Euro

GBP British Pound

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $98,953,178; cash collateral of $99,722,444 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribtuion (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $19,485,586. The aggregate market value of $19,498,455 is approximately 3% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments and/or principal repayment, where applicable. Non-income producing security.

(l)	US$ Denominated Foreign Bonds.

(o)	As of March 31, 2006, 5 securities representing $107,621 and 0.02% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(p)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contract

				In
Settlement			Contracts to	Exchange	Contracts	Unrealized
Month	Type		Receive	For	at Value	Depreciation

Apr 06	Buy	EUR	3,717,500	$4,480,752	$4,510,265	$29,513
May 06	Buy	EUR	60,232,569	73,548,892	73,199,494	(349,398)

				$78,029,644	$77,709,759	$(319,885)

Sale Contracts
				In
Settlement			Contracts to	Exchange	Contracts	Unrealized
Month	Type		Deliver	For	at Value	Depreciation

Apr 06	Sell	EUR	31,300,000	$37,654,122	$37,931,118	$(276,996)
May 06	Sell	EUR	92,380,460	111,202,612	112,268,212	(1,065,600)
May 06	Sell	GBP	829,142	1,437,874	1,441,308	(3,434)

				$150,294,608	$151,640,638	$(1,346,030)

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)		Value

LONG-TERM INVESTMENTS — 91.1%
FOREIGN BONDS — 41.3%
Australia — 0.4%
Australia & New Zealand Banking Group, Sub. Notes
4.45%	02/05/15	A1	EUR	150	185,752
BHP Billiton Finance, Co. Gtd.
4.80%	04/15/13	A1		450	430,708
Eurofima, Sr. Notes
6.50%	08/22/11	Aaa	AUD	1,570	1,162,960
Westpac Banking, Notes
2.875%	06/25/08	Aa3	EUR	80	95,620

					1,875,040

Austria — 1.2%
Republic of Austria, Bonds
6.25%	07/15/27	Aaa	EUR	850	1,355,958
Republic of Austria, Notes
3.80%	10/20/13	Aaa	EUR	1,800	2,191,313
Republic of Austria, Unsub. Notes
4.00%	07/15/09	Aaa	EUR	1,800	2,218,838

					5,766,109

Belgium — 0.4%
Belgium Kingdom, Notes
5.00%	03/28/35	AA+(d)	EUR	1,110	1,555,765
Elia System Op SA NV, Sr. Unsub. Notes
4.75%	05/13/14	A-(d)	EUR	200	252,108

					1,807,873

Brazil — 0.9%
Brazil LTN, Notes
Zero	01/01/08	NR	BRC	3,830	1,393,140
Brazil Nota do Tesouro Nacional, Notes
6.00%	05/15/45	Aaa	BRC	2,330	1,335,793
Brazil Nota do Tesouro Nacional, Bonds
6.00%	08/15/24	Ba3	BRC	2,045	1,220,262
Federal Republic of Brazil, Bonds
12.50%	01/05/16	Ba3	BRC	1,265	587,488

					4,536,683

Canada — 1.8%
Canadian Government, Bonds
5.25%	06/01/12 - 06/01/13	Aaa	CAD	2,805	2,517,551
5.75%	06/01/33	Aaa	CAD	1,810	1,919,110
Canandian National Railways Co., Bonds
6.25%	08/01/34	Baa1		230	241,580
Encana Holdings Financial Corp., Gtd. Notes
5.80%	05/01/14	Baa2		280	282,282
Falconbridge Ltd., Notes
6.20%	06/15/35	Baa3		145	132,268
Ford Credit Canada, Sr. Notes
7.25%	12/07/07	A3	GBP	90	151,769
Ontario Province, Debs.
5.00%	03/08/14	Aa2	CAD	1,945	1,721,929
Petro-Canada, Notes
5.95%	05/15/35	Baa2		255	243,076
Quebec Province, Debs.
9.375%	01/16/23	A1	CAD	910	1,181,317

Telus Corp., Notes
8.00%	06/01/11	Baa3		315	347,438

					8,738,320

Cayman Island
BES Finance Ltd.,Gtd. Notes
6.25%	05/17/11	A2	EUR	140	186,276

Chile
Celulosa Arauco y Constitucion SA, Notes
5.125%	07/09/13	Baa2		225	212,616

Denmark — 0.3%
Kingdom of Denmark, Notes
5.00%	11/15/13	Aaa	DKK	7,590	1,330,412

Finland — 0.8%
Finland Government, Bonds
5.00%	07/04/07	Aaa	EUR	3,000	3,719,606
Nordea Bank Finland, Sub. Notes
5.75%	03/26/14	A1	EUR	200	255,506

					3,975,112

France — 6.1%
Aventis S.A., Sr. Unsub. Notes
4.25%	09/15/10	A1	EUR	200	246,142
BNP Paribas SA, Sub. Notes
5.25%	12/17/12	Aa3	EUR	140	182,316
5.625%	08/07/08	Aa3	EUR	150	189,825
Credit Agricole SA, Sub. Notes
5.00%	06/20/49	Aa3	EUR	150	254,623
France Telecom SA, Sr. Unsub. Notes
7.00%	12/23/09	A3	EUR	175	234,525
France Telecom, Sr. Unsub. Bonds
8.125%	01/28/33	A3	EUR	40	66,526
French Government, Bonds
4.00%	10/25/14	Aaa	EUR	7,500	9,242,538
5.50%	04/25/10 - 04/25/29	Aaa	EUR	12,080	16,028,378
5.75%	10/25/32	Aaa	EUR	2,550	3,948,925
Vivendi Environment, Sr. Notes
5.875%	02/01/12	A3	EUR	115	151,879

					30,545,677

Germany — 7.1%
Deutsche Bank AG, Bonds
5.125%	01/31/13	A1	EUR	205	264,064
German Government, Bonds
3.25%	07/04/15	Aaa	EUR	11,550	13,437,740
4.25%	02/15/08	Aaa	EUR	2,200	2,712,699
5.25%	07/04/10	Aaa	EUR	800	1,033,706
5.50%	01/04/31	Aaa	EUR	4,630	6,906,745
6.00%	07/04/07	Aaa	EUR	4,900	6,140,487

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)		Value

FOREIGN BONDS (Continued)
Germany (cont’d.)
KFW Bankengruppe, Gtd. Notes
4.75%	12/07/10	Aaa	GBP	2,643	4,599,124

					35,094,565

Greece — 0.3%
Greek Government, Bonds
6.50%	01/11/14	A+(d)	EUR	1,075	1,525,458

Ireland — 0.8%
Bank of Ireland, Sub. Notes
6.45%	02/10/10	A1	EUR	190	252,006
GE Capital UK Funding, Gtd. Notes
5.625%	12/12/14	Aaa	GBP	250	452,798
Irish Government, Bonds
4.25%	10/18/07	Aaa	EUR	2,000	2,459,863
Irish Life & Permanent PLC, Sub. Notes
6.25%	02/15/11	A2	EUR	200	266,943
Jefferson Smurfit Corp., Sr. Notes
9.625%	10/01/12	B3		450	475,875

					3,907,485

Italy — 2.4%
Autostrade SpA, Co. Gtd.
5.00%	06/09/14	A3	EUR	100	125,557
Banca Intesa SpA, Sub. Notes
5.85%	05/08/14	A2	EUR	200	257,244
Banca Monte Dei Paschi di Sien SpA, Sub. Notes
4.50%	09/24/15	A2	EUR	200	246,608
Edison SpA, Sr. Notes
5.125%	12/10/10	Baa2	EUR	120	152,338
Italy Treasury, Bonds
5.00%	10/15/07	Aa2	EUR	3,320	4,125,055
6.00%	05/01/31	Aa2	EUR	1,040	1,580,305
7.25%	11/01/26	Aa2	EUR	660	1,124,252
Italy Treasury, Debs.
6.75%	07/01/07	Aa2	EUR	2,920	3,688,405
Lottomatica SpA, Bonds
4.80%	12/22/08	Baa3	EUR	150	185,214
Sanpaolo IMI SpA, Sub. Notes
3.75%	06/09/15	NR	EUR	190	229,475
UniCredito Italiano SpA, Sub. Notes
6.10%	02/28/12	Aa3	EUR	150	199,985

					11,914,438

Japan — 6.2%
Japan Govt. Cpi Linked, Bonds
0.80%	12/10/15	A2	JPY	638,361	5,404,645
Japan-13 (30 Year Issue), Bonds
2.00%	12/20/33	A2	JPY	267,000	2,159,463
Japan-28 (5 Year Issue), Bonds
0.50%	06/20/08	A2	JPY	2,347,300	19,847,668
Japanese Government, Bonds
1.30%	12/20/13	A2	JPY	53,000	439,035
1.90%	03/20/25	A2	JPY	266,400	2,217,906
2.00%	06/20/22	A2	JPY	77,600	665,654

Sumitomo Mitsui Banking, Sub. Notes
4.375%	07/29/49	A2	EUR	130	153,437

					30,887,808

Luxembourg — 0.1%
Tyco International Group SA, Co. Gtd.
5.50%	11/19/08	Baa3	EUR	50	62,713
Tyco International Group, Gtd. Notes
6.375%	10/15/11	Baa3		245	251,513

					314,226

Malaysia — 0.2%
Malaysian Government Bond
3.756%	04/28/11	A3	MYR	3,865	1,048,594

Mexico — 5.3%
America Movil S.A. de C.V., Gtd. Notes
6.375%	03/01/35	A3		210	197,449
Mexican Fixed Rate Bonds
8.00%	12/24/08 - 12/17/15	Baa1	MXN	87,260	7,959,653
Mexican Government, Bonds(d)
9.00%	12/22/11 -12/20/12	A	MXN	149,030	14,083,374
9.50%	12/18/14	A	MXN	15,285	1,492,997
Nota do Tesouro Nacional, Bonds
6.00%	05/15/09 - 05/15/15	Ba3	BRC	4,019	2,613,236

					26,346,709

Netherlands — 1.0%
Bank Nederlandse Gemeenten, Sr. Unsub. Notes
4.00%	07/15/14	Aaa	EUR	380	464,555
Credit Suisse Group Financial Guernsey Ltd., Co. Gtd.
6.375%	06/07/13	A1	EUR	185	255,973
Deutche Telekom International Finance BV, Sr. Notes
5.75%	03/23/16	A3		225	219,800
Deutsche Telekom International Finance BV, Gtd. Notes
7.50%	05/29/07	Baa3	EUR	100	126,721
Enbw International Finance BV, Co. Gtd.
5.875%	02/28/12	A3	EUR	140	186,248
ING Bank NV, Sub. Notes
5.50%	01/04/12	Aa3	EUR	140	182,728
International Nederland Bank NV, Sub. Notes, 144A (g)
5.125%	05/01/15	Aa3		110	105,858
Netherlands Government, Bonds
4.25%	07/15/13	Aaa	EUR	870	1,091,804
5.75%	02/15/07	Aaa	EUR	660	817,818
Rabobank Nederland, Sr. Notes
3.125%	07/19/10	Aaa	EUR	200	236,620
Repsol International Finance BV, Co. Gtd.
4.625%	10/08/14	Baa1	EUR	75	91,834
RWE Finance BV, Co. Gtd.
5.375%	04/18/08	A1	EUR	100	125,401
6.375%	06/03/13	A1	GBP	250	467,746
Telecom Italia Capital, Gtd. Notes Notes
5.25%	11/15/13	Baa2		345	326,889
Telecom Italia Finance NV, Co. Gtd.
7.75%	01/24/33	Baa2	EUR	45	69,105

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)		Value

FOREIGN BONDS (Continued)
Netherlands (cont’d.)
Telecom Italia Finance NV, Gtd. Notes
5.875%	01/24/08	Baa2	EUR	50	$62,908
6.875%	01/24/13	Baa2	EUR	205	283,214

					5,115,222

Poland — 0.3%
Polish Government, Bonds
5.75%	06/24/08	A2	PLZ	4,000	1,273,352

Russia — 0.1%
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Ba1		690	608,994

South Africa — 0.4%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	8,500	1,928,689

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes
4.50%	11/12/15	Aa3	EUR	100	124,303

Spanish Government, Bonds
5.75%	07/30/32	Aaa	EUR	560	865,288
6.00%	01/31/29	Aaa	EUR	1,130	1,769,698

					2,759,289

Sweden — 0.7%
Svenska Handelsbanken, Sub. Notes
6.125%	03/04/09	Aa2	GBP	250	446,253

Swedish Government, Bonds
5.00%	01/28/09	Aaa	SEK	14,800	1,993,349
5.25%	03/15/11	Aaa	SEK	6,000	832,227
Vattenfall Treasury AB, Co. Gtd.
6.00%	04/03/09	A2	EUR	100	128,771

					3,400,600

Turkey — 1.2%
Turkey Government, Bonds
15.00%	02/10/10	B1	TRY	4,450	3,600,628
20.00%	10/17/07	NR	TRY	2,915	2,565,406

					6,166,034

United Kingdom — 2.8%
Allstate Life Funding, Sec.’d. Notes
6.375%	01/17/11	Aa2	GBP	250	458,154
Barclays Bank PLC, Sub. Notes
5.75%	03/08/11	Aa2	EUR	145	190,297
7.40%	12/15/09	Aa3		400	426,297
BAT International Finance, Co. Gtd.
5.125%	07/09/13	Baa1	EUR	240	300,434
European Investment Bank, Bonds
5.50%	12/07/11	Aaa	GBP	961	1,735,534
HBOS PLC, Sub. Notes
4.375%	10/30/19	Aa3	EUR	210	257,675
HBOS PLC, Sub. Notes, 144A (g)
6.00%	11/01/33	Aa3		180	180,667
HSBC Bank PLC, Sub. Notes
4.25%	03/18/16	Aa3	EUR	225	276,798
HSBC Holdings PLC., Sub. Notes
9.875%	04/08/18	Aa3	GBP	200	443,232

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)		Value

FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Imperial Tobacco Finance, Gtd. Notes
6.25%	06/06/07	Baa3	EUR	250	312,348
MBNA Europe Funding PLC, Gtd. Notes
4.50%	01/23/09	Baa1	EUR	130	160,839
MM02 PLC, Sr. Unsub. Notes
6.375%	01/25/07	Baa2	EUR	125	155,170
Monumental Global Funding, Sec’d. Notes
5.75%	03/20/07	Aa3	GBP	120	210,121
National Grid Transco PLC, Sr. Notes
5.00%	07/02/18	Baa1	EUR	50	61,765
Nationwide Building Society, Sub. Notes
3.375%	08/17/15	A1	EUR	215	258,559
Rio Tinto Finance PLC, Gtd. Notes
5.125%	05/10/07	Aa3	EUR	115	142,007
Rolls-Royce PLC, Unsub. Notes
4.50%	03/16/11	Baa1	EUR	100	123,862
Royal Bank of Scotland PLC, Jr., Sub. Notes
6.00%	06/29/49	Aa2	GBP	250	456,188
Scottish Power UK PLC., Bonds
8.375%	02/20/17	A2	GBP	200	438,140
Standard Chartered Bank, Sub. Notes
3.625%	02/03/17	A3	EUR	190	224,080
Travellers Insurance Co. Institutional Funding Ltd., Sec.’d. Notes
5.75%	12/06/11	Aa2	GBP	250	449,962
UBS AG Jersey Branch, Sub. Notes
4.50%	09/16/19	Aa3	EUR	200	255,280
United Kingdom Treasury, Bonds
4.25%	06/07/32	Aaa	GBP	3,515	6,218,747
United Utility Water PLC,
4.25%	01/24/20	A2	EUR	50	57,988
WPD Holdings UK, Jr. Unsub. Notes, 144A (g)
6.875%	12/15/07	Baa3		120	121,261

					13,915,405

TOTAL FOREIGN BONDS (cost $201,970,246)					205,180,986

CORPORATE BONDS — 12.7%
Advertising — 0.1%
R.H. Donnelley Corp., Sr. Notes, 144A (g)
8.875%	01/15/16	Caa1		525	546,000

Aerospace
United Technologies Corp., Sr. Notes
5.40%	05/01/35	A2		215	202,664

Automobile Manufacturers — 0.1%
Daimlerchrysler NA Holdings Corp., Gtd. Notes
6.50%	11/15/13	A3		335	340,718

Automotive Parts — 0.1%
Hertz Corp., Sr. Notes, 144A (g)
8.875%	01/01/14	B1		400	415,000

Beverages — 0.1%
Bottling Group LLC, Sr. Notes
4.125%	06/15/15	A3		450	401,279

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

			Principal
CORPORATE BONDS (Continued)
Biotechnology

Genentech, Inc., Notes
4.75%	07/15/15	A1		230	215,984

Cable Television — 0.2%
COX Communication, Inc., Notes
7.75%	11/01/10	Baa3		350	374,297
CSC Holdings, Inc., Sr. Notes
7.25%	07/15/08	B2		450	454,500

					828,797

Chemicals — 0.2%
Dow Chemical Corp., Notes
4.375%	06/25/10	A3	EUR	155	190,182
6.125%	02/01/11	A3		275	282,285
Lyondell Chemical Co., Gtd. Notes
10.50%	06/01/13	B1		450	498,375
PPG Industries Inc., Sr. Notes
3.875%	06/24/15	A2		50	57,001

					1,027,843

Computer Services & Software — 0.1%
Cisco Systems, Inc., Notes
5.25%	02/22/11	A1		295	292,482

Conglomerates
Nell AF SARL, 144A Sr. Notes 144A (Luxembourg)
8.375%	08/15/15	B2		225	223,312

Construction — 0.1%
D.R Horton, Inc., Notes
4.875%	01/15/10	Baa3		300	288,852
Pulte Homes, Inc., Sr. Unsec’d. Notes
5.20%	02/15/15	Baa3		305	281,506

					570,358

Consumer Products — 0.1%
McCormick & Co., Sr. Unsec’d. Notes
5.20%	12/15/15	A2		270	262,010

Consumer Products & Services — 0.2%
Bunge Ltd. Finance Corp., Co. Gtd. Notes
4.375%	12/15/08	Baa2		280	271,861
Fortune Brands, Inc., Notes
5.125%	01/15/11	Baa2		205	200,780
Procter & Gamble Co., Notes
4.95%	08/15/14	Aa3		400	387,109

					859,750

Containers & Packaging — 0.1%
Ball Corp., Co. Gtd. Notes
6.875%	12/15/12	Ba2		450	460,125
Sealed Air Corp., Sr. Notes, 144A (g)
5.375%	04/15/08	Baa3		215	213,666

					673,791

Entertainment & Leisure — 0.1%
Gtech Holdings Corp., Co. Gtd. Notes
4.50%	12/01/09	Baa1		310	300,636

Interest	Maturity	Moody’s	Principal Amount
Rate	Date	Ratings	(000)		Value

CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Time Warner Entertainment Co. LP, Debs.
7.25%	09/01/08	Baa1		$300	$311,008
8.375%	03/15/23	Baa1		135	152,635

					764,279

Environmental Services — 0.1%
Veola Environment, Sr. Unsub. Notes
4.875%	05/28/13	A3		200	252,474

Farming & Agriculture — 0.1%
Cargill, Inc., Notes, 144A (g)
3.625%	03/04/09	A2		460	438,477

Financial - Bank & Trust — 3.7%
ABN AMRO Bank NV, Sub. Notes
7.125%	06/18/07	A1		215	219,553
BAC Capital Trust VI, Gtd. Bonds Gtd. Bonds
5.625%	03/08/35	Aa3		260	245,183
Banc of America Corp., Gtd. Notes
6.125%	12/16/10	Aa2	GBP	215	392,286
Banc of America Corp., Sr. Notes
4.875%	09/15/12	Aa2		400	387,206
Bank One Corp., Sub. Notes
5.25%	01/30/13	A1		285	279,096
BB&T Corp., Sub. Notes
6.50%	08/01/11	A1		405	424,812
European Investment Bank, Sr. Unsub. Notes
6.00%	07/15/09	Aaa	NZD	6,655	4,041,556
6.50%	09/10/14	Aaa	NZD	9,140	5,666,814
Huntington National Bank, Sr. Notes
4.375%	01/15/10	A2		250	240,750
Kinder Morgan Finance Co., Co. Gtd.
5.70%	01/05/16	Baa2		300	292,276
Kreditan Stalt Fuer Wiederaufbau, Gtd. Notes
4.70%	06/02/37	Aaa	CAD	915	780,357
6.375%	02/17/15	Aaa	NZD	2,900	1,796,474
6.50%	11/15/11	Aaa	NZD	4,190	2,602,232
MBNA America Bank NA, Sub. Notes
7.125%	11/15/12	Baa2		80	86,996
Northern Rock PLC., Sub. Notes
5.75%	02/28/17	A2	GBP	250	446,283
Northern Trust Co., Sub. Notes
4.60%	02/01/13	A1		155	146,716
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1		270	264,040

					18,312,630

Financial - Brokerage — 0.2%
Jefferies Group, Inc., Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1		250	234,630
Legg Mason, Inc., Sr. Notes
6.75%	07/02/08	A3		125	128,582
Lehman Brothers Holdings, Notes
3.50%	08/07/08	A1		340	326,697

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)		Value

CORPORATE BONDS (Continued)
Financial - Brokerage (cont’d.)
Merrill Lynch & Co., Notes
4.25%	02/08/10	Aa3		300	288,055

					977,964

Financial Services — 2.2%
Altria Finance Ltd., Co., Gtd. Notes
5.625%	06/24/08	Baa2	EUR	250	314,053
American Express Credit Corp., Notes
3.625%	10/13/09	Aa3	EUR	210	253,188
American General Finance Corp., Notes
5.40%	12/01/15	A1		355	343,726
Capital One Bank, Sub. Notes
6.50%	06/13/13	Baa3		445	463,056
CIT Group, Inc., Sr. Notes
3.875%	05/21/10	Aa1	EUR	270	328,733
4.25%	09/22/11	A2	EUR	150	182,624
6.00%	04/01/36	A2		190	183,469
Citigroup, Inc., Sr. Notes
5.30%	01/07/16	Aa1		300	291,955
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	Aa2		390	373,269
Countrywide Home Loan, Inc., Notes
4.125%	09/15/09	A3		370	353,655
ERAC USA Finance Co., Bonds, 144A(g)
5.60%	05/01/15	Baa1		405	394,480
Federal Home Loan Mortgage Corp., Notes
5.00%	07/15/14	Aaa		600	591,908
Ford Motor Credit Co., Notes
5.70%	11/16/06	A3		100	99,701
Ford Motor Credit Co., Sr. Notes
5.80%	01/12/09	A3		515	470,327
Franklin Resources, Inc., Notes
3.70%	04/15/08	A2		80	77,446
General Electric Capital Corp., Notes
5.125%	06/20/07	Aaa	EUR	365	451,403
6.00%	06/15/12	Aaa		515	528,901
General Motors Acceptance Corp., Sr. Unsub. Notes
6.00%	10/16/06	Ba1	EUR	225	272,672
Goldman Sachs Group, Inc., Co. Gtd.
4.25%	08/04/10	Aa3	EUR	200	246,059
Goldman Sachs Group, Inc., Sub. Notes(a)
6.345%	02/15/34	A1		395	391,706
Hartford Financial Services Group, Sr. Notes
4.75%	03/01/14	A3		450	423,814
HSBC Finance Corp., Notes
5.00%	06/30/15	A1		510	481,359
Hutchinson Whampoa Finance Ltd., Co. Gtd. Notes
5.875%	07/08/13	A3	EUR	92	120,451
International Lease Finance Corp., Notes
4.125%	10/09/08	A1	EUR	180	220,041
6.375%	03/15/09	A1		115	117,722
International Lease Finance Corp., Unsec’d. Notes
5.125%	11/01/10	A1		130	127,483
John Deere Capital Corp., Notes
7.00%	03/15/12	A3		280	300,229
JP Morgan Chase & Co., Notes
3.875%	12/03/08	A1	EUR	250	305,386

CORPORATE BONDS (Continued)
Financial Services (cont’d.)
MBNA America Bank NA, Notes
4.625%	08/03/09	Baa1		175	171,444
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11	A1	GBP	250	464,289
Merrill Lynch & Co., Sr. Unsub. Notes
4.625%	10/02/13	Aa3	EUR	200	249,433
Mizuho Capital Investment I Ltd., Sub. Notes, 144A
6.686%	12/31/49	Baa2		96	94,482
Morgan Stanley, Notes
5.125%	11/30/15	Aa3	GBP	150	257,599
MUFG Capital Finance 1 Ltd., Sub. Notes
6.346%	07/29/49	Baa2		120	118,085
Residential Capital Corp., Co. Gtd.
6.125%	11/21/08	Baa3		185	185,297
Transamerica Capital II Co., Co. Gtd., 144A Notes (g)
7.65%	12/01/26	Baa1		110	122,217
US Bancorp, Sr. Notes
4.50%	07/29/10	Aa2		380	367,058
Webster Bank, Sr. Notes
5.125%	04/15/14	Baa3		205	195,456

					10,934,176

Food — 0.1%
Kraft Foods, Inc., Notes
5.625%	11/01/11	A3		300	300,399
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
4.65%	07/15/15	A1		80	75,215

	375,614				375,614

Healthcare Services — 0.1%
Highmark, Inc., Notes, 144A (g)
6.80%	08/15/13	Baa3		185	192,736
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
5.25%	03/15/11	A2		235	233,068
WellPoint, Inc., Unsec’d. Notes
5.00%	01/15/11	Baa1		200	195,502

					621,306

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3		290	287,064
MGM Mirage, Inc., Sr. Notes(a)
6.75%	09/01/12	Ba2		450	449,438

					736,502

Industrial Products
Air Products & Chemicals, Notes
3.875%	03/10/15	A2	EUR	100	117,014

Insurance — 0.6%
Ace INA Holdings, Inc., Notes
5.875%	06/15/14	A3		155	155,288
AIG Sunamerica, Gtd. Notes
5.625%	02/01/12	Aa2	GBP	250	447,704
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2		200	196,504
Genworth Financial, Inc., Notes
5.75%	06/15/14	A2		285	286,621

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Metlife, Inc., Sr. Notes
6.125%	12/01/11	A2	450	464,183
Monumental Global Funding, Notes
5.375%	03/13/09	Aa3	EUR 150	189,883
Nationwide Financial Services, Inc., Sr. Notes
5.90%	07/01/12	A3	200	203,542
Nationwide Mutual Insurance Co., Bonds,144A (g)
6.60%	04/15/34	A2	115	111,435
NLV Financial Corp., Sr. Notes
7.50%	08/15/33	Baa3	145	152,052
Pacific Life Funding LLC, Sec’d. Notes
5.125%	01/20/15	Aa3	GBP 250	436,835
Pacific Life Funding LLC., Sec’d. Notes
5.50%	05/14/09	Aa3	EUR 150	190,558
Principal Finance Global Funding, Sec’d. Notes
4.50%	01/22/09	Aa	EUR 150	184,698
Security Benefit Life Insurance Co., Notes,144A (g)
7.45%	10/01/33	Baa1	EUR 95	104,509

				3,123,812

Managed Healthcare — 0.1%
HCA, Inc., Notes (a)
6.375%	01/15/15	Ba2	450	437,974

Media — 0.2%
Comcast Corp., Co. Gtd. Notes
4.95%	06/15/16	Baa2	210	191,371
Comcast Corp., Sr. Unsec’d. Notes
6.50%	11/15/35	Baa2	175	169,802
News America, Inc., Gtd. Notes
6.20%	12/15/34	Baa3	210	196,668
News America, Inc., Notes, 144A (g)
6.40%	12/15/35	Baa2	300	286,840

				844,681

Medical Supplies & Equipment — 0.1%
Amgen, Inc., Sr. Notes Sr. Notes
4.00%	11/18/09	A2	260	248,658
Medtronic, Inc., Sr. Notes
4.75%	09/15/15	A1	370	347,679

				596,337

Metals & Mining — 0.1%
Alcan, Inc., Notes
5.00%	06/01/15	Baa1	350	330,062
Newmont Mining Corp., Notes
5.875%	04/01/35	Baa1	135	126,210

				456,272

Oil & Gas — 0.7%
Amerada Hess Corp., Bonds
7.875%	10/01/29	Ba1	130	151,377
Atmos Energy Corp., Notes
4.00%	10/15/09	Baa3	250	237,159
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	300	335,140
ConocoPhillips, Gtd. Bonds
5.90%	10/15/32	A3	255	255,334

Devon Financing Corp ULC., Gtd. Notes
6.875%	09/30/11	Baa2	350	371,080
Diamond Offshore Drilling, Inc., Sr. Notes
4.875%	07/01/15	Baa2	170	160,838
5.15%	09/01/14	Baa2	115	111,562
Duke Capital LLC, Sr. Notes
6.25%	02/15/13	Baa3	275	281,930
Halliburton Co., Notes
5.50%	10/15/10	Baa2	380	380,897
Midamerican Energy Holdings Co., Bonds, 144A (g)
6.125%	04/01/36	Baa1	210	205,571
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	90	88,374
Pemex Project Funding Master Trust, Co. Gtd.,144A
6.625%	06/15/35	Baa1	320	309,120
Pemex Project Funding Master Trust, Notes, 144A (g)
6.21%	06/15/10	Baa1	195	200,167
TGT Pipeline LLC, Notes
5.50%	02/01/17	Baa2	60	57,863
XTO Energy, Inc., Sr. Notes
5.65%	04/01/16	Baa3	170	167,958

				3,314,370

Pharmaceuticals
Teva Pharmaceutical Finance LLC, Co. Gtd.
5.55%	02/01/16	Baa2	140	135,040

Pipelines — 0.1%
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%	03/15/12	B1	450	483,187

Railroads — 0.1%
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1	295	298,427

Real Estate Investment Trust — 0.4%
Archstone-Smith Operating Trust, Notes
5.25%	05/01/15	Baa1	255	245,112
Avalonbay Communities, Inc., Notes
6.125%	11/01/12	Baa1	185	189,579
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2	280	271,304
Developers Diversified Reatly Corp., Notes
3.875%	01/30/09	Baa3	345	328,763
Lennar Corp., Sr. Unsec’d Notes 144A
5.60%	05/31/15	Baa2	200	190,062
MDC Holdings, Inc., Co. Gtd. Notes
5.50%	05/15/13	Baa3	350	325,980
NVR, Inc., Sr. Notes
5.00%	06/15/10	Baa3	130	124,673
Reckson Operating Partnership LP, Notes
6.00%	03/31/16	Baa3	190	188,477
Simon Property Group L.P., Notes
3.75%	01/30/09	Baa2	245	233,788

				2,097,738

Retail & Merchandising — 0.3%
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%	03/01/16	Aa3	285	281,568

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Retail & Merchandising (cont’d.)
Kroger Co., Gtd. Notes
8.05%	02/01/10	Baa2	220	236,802
Wal-Mart Stores, Bonds
5.25%	09/01/35	Aa2	300	272,137
Wal-Mart Stores, Notes
4.75%	01/29/13	Aa2	GBP 250	431,041
Yum! Brands, Inc., Sr. Notes
7.70%	07/01/12	Baa3	170	184,994

				1,406,542

Software
Dun & Bradstreet Corp., Sr. Notes
5.50%	03/15/11	A-(d)	155	154,068

Technology — 0.1%
Oracle Corp. and Ozark Holding, Inc., Notes, 144A (g)
5.00%	01/15/11	A3	360	351,610

Telecommunications — 0.7%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	400	449,860
AT&T, Inc., Notes
6.45%	06/15/34	A2	395	388,803
Deutsche Telekom International Finance, Gtd. Notes (Netherlands)
6.625%	07/11/11	A3	EUR 220	297,731
Nextel Communications, Inc., Sr. Notes
6.875%	10/31/13	Baa2	190	196,037
Rodgers Wireless, Inc., Sr. Sec’d. Notes
6.375%	03/01/14	Ba3	450	448,875
SBC Communications, Notes
5.10%	09/15/14	A2	235	223,047
5.30%	11/15/10	A2	200	197,371
Sprint Capital Corp., Gtd., Notes
6.875%	11/15/28	Baa2	415	428,170
Telefonica Europe BV, Co. Gtd. Notes (Netherlands)
5.125%	02/14/13	Baa1	EUR 120	150,775
Telefonos de Mexico SA, Notes
5.50%	01/27/15	A3	170	161,864
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A2	EUR 395	436,376

				3,378,909

Tobacco — 0.1%
Imperial Tobacco Finance, Notes
6.875%	06/13/12	Baa3	GBP 250	468,550

Utilities — 1.0%
AES Corp., Sr. Notes
7.75%	03/01/14	B1	450	472,500
Alabama Power Co., Sr. Notes
4.99%	08/25/09	A2	240	240,708
Black Hills Corp., Notes
6.50%	05/15/13	Baa3	190	189,930
Centerpoint Energy, Inc. Sr. Notes
7.25%	09/01/10	Ba2	190	200,441
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa3	290	272,859

Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1	370	359,165
Firstenergy Corp., Notes
6.45%	11/15/11	Baa3	275	284,552
GIE Suez Alliance, Notes
5.125%	06/24/15	A2	EUR 160	206,862
National Gas Co. of Trinidad & Tobago Ltd., Notes, 144A (g)
6.05%	01/15/36	A3	155	148,757
NRG Energy, Inc., Sr. Notes (a)
7.25%	02/01/14	B1	175	177,844
7.375%	02/01/16	B1	365	372,756
Pacific Gas & Electric Corp., First Mortgage
6.05%	03/01/34	Baa1	200	195,716
Pinnacle West Capital Corp., Sr. Notes
6.40%	04/01/06	Baa2	265	265,000
PPL Capital Funding, Gtd. Notes
4.33%	03/01/09	Baa3	195	187,524
PPL Energy Supply LLC, Sr. Notes
6.40%	11/01/11	Baa2	260	268,621
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	190	186,389
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2	255	247,487
Valero Energy Corp., Sr. Notes
3.50%	04/01/09	Baa3	235	222,200
Virginia Electric Power, Sr. Notes
6.00%	01/15/36	A3	300	284,393
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa3	145	132,562

				4,916,266

TOTAL CORPORATE BONDS (cost $65,384,913)				62,854,207

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.7%

Federal Home Loan Mortgage Corp.
4.50%	11/01/18 - 05/01/19	856	818,698
4.533%	09/01/32	90	89,706
5.00%	12/01/08 - 11/01/35	6,120	5,866,211
5.055%	11/01/35	323	317,597
5.428%	01/01/36	163	161,533
6.00%	10/01/32	284	283,725
6.50%	03/01/32 - 01/01/36	3,177	3,238,490
7.00%	10/10/30 - 11/01/30	38	38,801
Federal National Mortgage Assoc.
3.50%	04/25/13	300	292,587
4.50%	05/01/18 - 07/01/35	3,209	3,011,685
5.00%	03/25/15 - 10/01/35	5,623	5,494,321

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
5.319%	12/01/35	$274	$270,752
5.376%	12/01/35	342	339,261
5.50%	01/01/17 - 01/01/35	20,197	19,778,829
5.541%	12/01/35	529	526,014
5.695%	12/01/35	174	172,895
5.711%	01/01/36	343	342,351
6.00%	05/01/33 - 01/01/36	6,554	6,555,343
6.50%	09/01/10 - 12/01/32	1,382	1,411,884
7.00%	12/01/29 - 01/01/31	79	82,153
Government National Mortgage Assoc.
2.946%	03/16/19	240	227,320
4.50%	12/20/35	448	417,412
5.00%	07/15/33 - 02/20/34	1,573	1,520,001
5.50%	01/20/34 - 01/15/35	741	732,685
6.00%	TBA	205	207,091
6.50%	06/15/16 - 12/20/33	725	743,911
7.00%	03/15/13 - 12/15/13	169	174,711
7.50%	09/15/30 - 06/15/32	141	147,737

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $54,657,464)			53,263,704

U.S. TREASURY OBLIGATION — 9.3%
U.S. Treasury Bonds
4.25%	11/15/14	70	66,905
5.375%	02/15/31	1,725	1,815,832
6.00%	02/15/26	1,885	2,103,247
6.25%	08/15/23 - 05/15/30	1,895	2,199,785
6.375%	08/15/27	145	169,537
6.50%	11/15/26	1,485	1,754,504
7.50%	11/15/16	1,110	1,341,278
7.625%	02/15/25	440	575,128
8.50%	02/15/20	1,250	1,676,367
U.S. Treasury Inflationary Bonds, TIPS
0.875%	04/15/10	2,110	2,092,120
2.00%	07/15/14	1,885	1,934,133
2.375%	01/15/25	900	951,569
3.625%	01/15/08	360	453,977
U.S. Treasury Notes
3.375%	12/15/08	805	775,725
3.50%	11/15/06 - 02/15/10	7,095	6,809,849
3.625%	06/30/07	75	73,869
3.625%	06/15/10(a)	5,930	5,661,300
4.00%	06/15/09 - 02/15/14	4,030	3,917,833
4.125%	05/15/15(a)	1,380	1,304,046

		Principal
Interest	Maturity	Amount
Rate	Date	(000)	Value

U.S. TREASURY OBLIGATIONS (Continued)
4.25%	11/15/13	$1,355	$1,301,436
4.75%	05/15/14(a)	4,845	4,802,606
4.875%	02/15/12	240	240,375
5.00%	08/15/11(a)	240	242,109
5.75%	08/15/10	3,920	4,062,864

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,539,404)			46,326,394

	Maturity	Moody’s
	Date	Ratings

SOVEREIGN ISSUES — 7.2%
Bundesrepub, Deutschland, Bonds
4.00%	01/04/37	Aaa	EUR	605	733,066
4.50%	01/04/13	Aaa	EUR	3,370	4,277,717
Government of France, Bonds
5.00%	10/25/16	Aaa	EUR	3,555	4,745,437
5.25%	04/25/08	Aaa	EUR	9,600	12,068,640
Israel Government Bond - Shahar, Bonds
7.50%	03/31/14	A2	ILS	37,540	7,949,952
Republic of Indonesia, Bonds
6.875%	03/09/17	B2		1,835	1,818,210
7.50%	01/15/16	B2		600	621,025
Republic of Lebanon
8.50%	01/19/16	B-(d)		575	615,710
Republic of Serbia
3.75%	11/01/24	BB-(d)		1,340	1,221,678
Republic of South Africa Notes
6.50%	06/02/14	Baa1		300	315,375
Russian Federation
5.00%	03/31/30	Baa2		1,100	1,206,920
United Mexican States
6.375%	01/16/13	Baa1		270	276,750

TOTAL SOVEREIGN ISSUES (cost $36,671,275)					35,850,480

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Bank of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648%	09/11/36	Aaa		500	476,643
Bank of America Mortgage Securities,
Series 2004-A, Class 2A2
4.119%	02/25/34	Aaa		246	239,638
Series 2004-D, Class 2A2
4.206%	05/25/34	Aaa		112	108,175
Series 2003-L, Class 2A2
4.264%	01/25/34	Aaa		484	471,984
Series 2004-H, Class 2A2
4.761%	09/25/34	Aaa		133	130,568
Series 2004-I, Class 3A2
4.933%	10/25/34	Aaa		126	123,713
Series 2005-J, Clas 2A1
5.112%	11/25/35	Aaa		785	772,615
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274%	02/13/42	Aaa		613	598,814

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	$425	$397,593
Series 2005-Pwr9, Class Aab
4.804%	09/15/42	Aaa	600	576,596
Series 2002-Top8, Class A2
4.83%	08/15/38	Aaa	935	903,413
Series 2005-T20, Class A1
4.94%	10/12/42	Aaa	643	636,011
Series 2005-Pw10, Class A1
5.085%	12/11/40	Aaa	971	965,469
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ
5.224%	09/15/20	Aaa	575	558,799
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1
4.70%	08/27/35	Aaa	1,000	974,507
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A2
4.609%	02/15/38	Aaa	1,300	1,264,313
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B
7.30%	06/10/32	Aaa	450	473,784
Federal Home Loan Mortgage Corp., Series 2631, Class PC
4.50%	03/15/16	Aaa	1,000	970,263
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	916,211
Federal Home Loan Mortgage Corp., 144A
4.50%	06/15/11 - 04/15/18	Aaa	1,058	85,462
Federal Home Loan Mortgage Corp., REMIC, Series R003, Class VA
5.50%	08/15/16	Aaa	728	725,256
Federal Mutual Mortgage Assoc., 144A
Zero	02/01/32	NR	45	11,388
Federal National Mortgage Assoc. REMIC Trust, Series 2005-57, Class PA
5.50%	05/25/27	Aaa	877	877,165
Federal National Mortgage Assoc., Series 2003-40, Class NI, IO
5.50%	04/01/33	Aaa	152	10,582
General Electric Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	653	649,243
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	573,935
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1A, Class A2
3.835%	10/08/08	Aaa	328	320,457
Series 2005-GG, Class Aab
4.619%	08/10/42	Aaa	325	309,724
GS Mortgage Securities Corp., Series 2004-GG2, Class A2
4.293%	08/01/38	Aaa	140	137,094
JP Morgan Chase Commercial Mortgage Finance Corp.(d)
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA	419	423,952

Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA	440	455,093
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-Ldp4 Class Asb
4.824%	10/15/42	Aaa	950	915,601

Series 2006 Cb14-A4
5.481%	12/12/44	Aaa	$825	$818,453
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	985	955,102
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	750	708,209
Series 2006-C1A, Class A4
5.156%	02/15/31	Aaa	1,050	1,017,253
Washington Mutual Mortgage, Series 2004-AR1, Class A
4.229%	03/25/34	Aaa	179	173,784

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $21,324,936)				20,726,862

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal Home Loan Bank
4.546%	09/01/35	594	571,438
4.717%	08/01/35	467	451,263
5.75%	05/15/12	105	108,263
Federal Home Loan Mortgage Corp.
2.75%	03/15/08	1,020	976,340
3.55%	11/15/07	460	448,895
5.50%	03/01/18 - 09/01/20	2,175	2,161,121
Federal National Mortgage Assoc.
3.25%	08/15/08	2,110	2,025,961
4.00%	05/25/16	925	896,121
4.375%	09/15/12	1,050	1,006,905
4.50%	05/01/19 - 09/01/34	1,470	1,385,729
4.625%	10/15/14	1,500	1,444,681
4.685%	09/01/35	887	863,147
5.00%	07/01/35	236	225,321
5.50%	08/01/19	712	707,760
6.00%	05/15/11 - 03/01/33	3,467	3,545,680
Student Loan Marketing Assoc.
4.58%	04/01/09	155	150,043
4.823%	01/26/09	240	240,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,647,487)			17,209,224

ASSET-BACKED SECURITIES — 1.9%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%	02/25/13	Aaa	106	106,818
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8 (c)
4.879%	08/15/14	Aaa	1,450	1,455,363

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

ASSET-BACKED SECURITIES (Continued)
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	33	32,421
Chase Funding Mortgage Loan Asset-Backed, Series 2006-A, Class A4
4.458%	03/25/14	Aaa	500	486,839
Chase Issuance Trust, Series 2005-A7, Class A7
4.55%	03/15/13	Aaa	400	388,312
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%	12/15/09	Aaa	418	408,926
Commercial Mortgage Pass-Through Certification, Series 2005-LP5, Class A1
4.235%	05/10/43	Aaa	574	562,100
Credit-Based Asset Servicing and Securitization, Series 2005-C1, Class A2
4.831%	08/25/35	Aaa	255	250,085
Credit-Based Asset Servicing and Securitization, Series 2006-CB3, Class AV3
4.993%	03/25/36	Aaa	925	925,000
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	475	462,457
Hyundai Auto Receivables Trust, Series 2006-A, Class A4
5.26%	11/15/12	Aaa	900	901,688
MBNA Credit Card Master Note Trust, Series 2005-A6, Class A6
4.50%	01/15/13	Aaa	340	330,491
New Century Home Equity Loan Trust, Series 2005-57, Class PA
5.344%	06/28/35	AA(d)	255	243,888
New Century Home Equity Loan Trust, Series 2005-A, Class A6
4.954%	06/28/35	AAA(d)	1,075	1,020,701
PECO Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	496,182
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61%	06/15/15	Aaa	500	532,972
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15	Aaa	275	278,700
Residential Asset Securities Corp., Series 2006-KS3, Class AI3
4.992%	04/25/36	Aaa	525	525,000
WFS Financial Owner Tust, Series 2004-1, Cl-A4
2.81%	08/22/11	Aaa	320	309,543

TOTAL ASSET-BACKED SECURITIES (cost $9,865,681)				9,717,486

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State Public Works Board Revenue Bond
5.00%	01/01/21	A3	200	208,130
California State Variable Purpose GO
5.25%	04/01/34	Baa1	105	110,386

				318,516

District of Columbia
District of Columbia General Obligation Unlimtied (MBIA Insured) Series A
5.00%	06/01/16	Aaa	135	142,206

Georgia — 0.1%
Atlanta, GA Airport Passenger Facility Charge Revenue Bonds
5.00%	01/01/33	Aaa	485	498,158

Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa	125	122,306

Nevada — 0.1%
Clark County Nevada School District, Series D
5.00%	06/15/18	Aaa	240	252,790

TOTAL MUNICIPAL BONDS (cost $1,341,138)				1,333,976

	Units

WARRANTS
Central Bank of Nigeria, expiring on 11/15/2020 (Nigeria) 144A (g)(o)	250	—
Republic of Venezuela, expiring on 04/15/2020 (Venezuela) (g)(o)	1,250	—
Travelcenters of America ,expiring on 05/01/09 144A	250	313
Travelcenters of America Units, expiring 05/01/09 144A (g)	750	937

TOTAL WARRANTS (cost $0)		1,250

TOTAL LONG-TERM INVESTMENTS (cost $456,402,544)		452,464,569

SHORT-TERM INVESTMENTS — 4.3%

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 4.3%
Dryden Core Investment Fund -Taxable Money Market Series (cost $20,980,286; includes $11,740,219 of cash collateral for securities on loan)(b)(w)	20,980,286	20,980,286

PURCHASED OPTION

Contracts

Call Option
Japanese Yen Call Option, Strike price $112.63, Expires, 3/26/07, 144A (g) (cost $160,552)	49	156,258

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

TOTAL INVESTMENTS (o) — 95.4% (cost $477,543,382)(p)	$473,601,113
OTHER ASSETS IN EXCESS OF LIABILITIES (x) — 4.6%	22,977,096

NET ASSETS — 100.0%	$496,578,209

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

GO	General Obligation

IO	Interest Only

NR	Not Rated by Moodys or Standard & Poor’s

TBA	Securities Purchased on a Forward Commitment Basis

TIPS	Treasury Inflation Protected Securities

ARS	Australian Schilling

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan

DKK	Denmark Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

INR	Indonesian Rupal

JPY	Japanese Yen

KRW	Korean Won

MXP	Mexican Peso

MYR	MALAYSIAN RINGGIT

NOK	Norwegian Kroner

NZD	NEW ZEALAND DOLLAR

PHP	Phillipine Peso

PLZ	Polish Zloty

RUB	Russian Rouble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan Dollar

ZAR	South African Rand

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $11,499,061; cash collateral of $11,740,219 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities or a portion thereof with an aggregate market value of $775,725 have been segregated by the portfolio to cover margin requirements for futures contracts open at March 31, 2006.

(o)	As of March 31, 2006, 2 securities representing $0 and 0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(p)

The United States federal income tax basis of the Portfolio’s investments was $477,937,478; accordingly, net unrealized depreciation on investments for federal income tax purposes was $4,336,365 (gross unrealized depreciation - $7,099,356; gross unrealized depreciation - $11,435,721). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts

				In		Unrealized
Settlement			Contracts to	Exchange	Contracts	Appreciation
Month	Type		Receive	For	at Value	(Depreciation)

May 06	Buy	ARS	9,829,284	$3,246,014	$3,185,723	($60,291)
May 06	Buy	AUD	2,357,636	1,745,594	1,686,431	(59,163)
May 06	Buy	CND	6,321,534	5,488,186	5,420,318	(67,868)
Aug 06	Buy	CNY	37,107,020	4,724,000	4,693,836	(30,164)
Oct 06	Buy	CNY	51,643,776	6,610,000	6,568,847	(41,153)
May 06	Buy	EUR	37,108,909	44,946,631	45,103,505	156,874
May 06	Buy	GBP	5,668,446	9,909,408	9,853,824	(55,584)
May 06	Buy	ILS	27,350,572	5,791,913	5,861,122	69,209
May 06	Buy	INR	225,658,880	5,062,955	5,054,856	(8,099)
May 06	Buy	JPY	9,284,050,599	80,226,319	79,415,804	(810,515)
May 06	Buy	KRW	5,909,500,000	6,082,235	6,089,192	6,957
May 06	Buy	MXP	56,210,262	5,326,762	5,146,456	(180,306)
May 06	Buy	MYR	34,079,330	9,227,805	9,270,386	42,581
Aug 06	Buy	MYR	18,836,883	5,109,000	5,148,975	39,975
Sep 06	Buy	MYR	17,581,800	4,811,000	4,815,638	4,638
Feb 07	Buy	MYR	18,248,010	5,027,000	5,033,911	6,911
May 06	Buy	NOK	3,845,000	566,524	588,479	21,955
May 06	Buy	PHP	120,408,000	2,320,000	2,346,293	26,293
Jul 06	Buy	PHP	257,070,900	4,919,000	4,989,378	70,378
Sep 06	Buy	PHP	128,830,800	2,504,000	2,490,514	(13,486)
May 06	Buy	PLZ	6,596,783	2,081,577	2,040,898	(40,679)
Jul 06	Buy	RUB	276,138,980	9,828,000	9,963,426	135,426
May 06	Buy	SEK	81,987,421	10,529,791	10,566,253	36,462
May 06	Buy	SGD	1,223,000	754,473	758,295	3,822
May 06	Buy	TWD	80,160,000	2,503,592	2,482,310	(21,282)
Jul 06	Buy	TWD	280,880,830	9,075,000	8,752,787	(322,213)
May 06	Buy	ZAR	4,104,000	667,752	663,628	(4,124)

				$249,084,531	$247,991,085	($1,093,446)

Sale Contracts

				In		Unrealized
Settlement			Contracts to	Exchange	Contracts	Appreciation
Month	Type		Deliver	For	at Value	(Depreciation)

May 06	Sell	ARS	9,829,284	$3,193,727	$3,185,723	$8,004
May 06	Sell	AUD	537,006	400,000	384,124	15,876
May 06	Sell	CND	25,275,066	22,211,794	21,671,778	540,016
Aug 06	Sell	CNY	9,788,688	1,248,000	1,238,216	9,784
May 06	Sell	DKK	29,536,154	4,763,064	4,810,142	(47,078)
May 06	Sell	EUR	29,477,915	35,397,392	35,828,520	(431,128)
May 06	Sell	GBP	3,117,566	5,467,893	5,419,466	48,427
May 06	Sell	ILS	24,352,787	5,162,204	5,218,708	(56,504)
May 06	Sell	JPY	3,062,929,123	26,258,988	26,200,307	58,681
May 06	Sell	MXP	305,735,961	28,500,248	27,992,340	507,908
May 06	Sell	MYR	34,079,330	9,070,000	9,270,386	(200,386)
Aug 06	Sell	MYR	18,836,883	5,029,875	5,148,975	(119,100)
May 06	Sell	NZD	23,410,113	15,765,774	14,360,996	1,404,778
May 06	Sell	PLZ	1,793,391	570,000	554,835	15,165
May 06	Sell	SEK	6,178,905	800,000	796,316	3,684
Jul 06	Sell	TWD	280,880,830	8,849,864	8,752,787	97,077
May 06	Sell	ZAR	4,781,180	751,993	773,130	(21,137)

				$173,440,816	$171,606,749	$1,834,067

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2006	Appreciation

Short Positions:
69	U.S. Treasury 5 Year Note	Jun 06	$7,245,773	$7,206,257	$39,516
38	U.S. Treasury 2 Year Note	Jun 06	7,757,937	7,746,656	11,281
125	U.S. Treasury 10 Year Note	Jun 06	13,437,209	13,298,828	138,381
19	U.S. Treasury 30 Year Note	Jun 06	2,144,180	2,073,969	70,211

					$259,389

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings	Rate		Date	(000)	Value

LONG-TERM INVESTMENTS— 96.6%

COLLATERALIZED MORTGAGE OBLIGATION — 0.7%
Federal National Mortgage Association (cost $4,603,113)	NR	6.00%		04/01/35	$4,584	$4,585,891

CONVERTIBLE BONDS — 16.0%
Aerospace/Defense — 1.2%
EDO Corp.	NR	4.00%		11/15/25	2,250	2,469,375
L-3 Communication Corp.	Ba3	3.00%		08/01/35	1,000	1,032,500
Lockheed Martin Corp. (3.018% until 08/15/08)	Baa1	4.499	%(v)	08/15/33	3,500	4,049,850

						7,551,725

Biotechnology — 1.6%
Amgen Inc. 144A (g)	A2	0.125%		02/01/11	1,000	1,007,500
Celgene Corp.	NR	1.75%		06/01/08	875	3,207,969
CV Therapeutics, Inc.	NR	3.25%		08/16/13	1,250	1,326,562
deCode Genetics, Inc.	NR	3.50%		04/15/11	1,200	1,033,500
Fisher Scientific International, Inc.	Ba2	3.25%		03/01/24	2,000	2,147,500
Genzyme Corp.	BBB(d)	1.25%		12/01/23	1,000	1,086,250

						9,809,281

Brokerage — 0.2%
Morgan Stanley 144A (g)	Aa3	1.00%		03/30/12	1,300	1,329,250

Building & Construction — 0.8%
Fluor Corp.	A3	1.50%		02/15/24	3,000	4,698,750

Computer Services & Software — 0.3%
Cadence Design Systems, Inc.	NR	Zero		08/15/23	1,500	1,830,000

Electronics — 0.7%
Cypress Semiconductor Corp.	B-(d)	1.25%		06/15/08	1,250	1,559,375
Flir Systems, Inc.	NR	3.00%		06/01/23	1,750	2,500,312

						4,059,687

Gaming — 0.4%
International Game Technology	Baa2	Zero		01/29/33	3,000	2,246,250

Health Services — 0.3%
Advanced Medical Optics	B3	2.50%		07/15/24	1,600	1,734,000

Hotels — 1.1%
Hilton Hotels Corp.	Ba2	3.375%		04/15/23	1,500	1,820,625
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	3.50%		05/16/23	3,500	4,751,250

						6,571,875

Industrial Products — 0.3%
Roper Industries, Inc. (1.48% until 01/15/2009)	B1	1.48	%(v)	01/15/34	2,500	1,584,375

Integrated Energy — 0.2%
Devon Energy Corp.	Baa2	4.90%		08/15/08	1,000	1,160,000

Investments & Miscellaneous Financial Services — 0.5%
American Express Co. (1.85% until 12/01/2006)	A1	Zero	(v)	12/01/33	3,000	3,108,750

Machinery — 0.6%
AGCO Corp.	B1	1.75%		12/31/33	3,250	3,477,500

Media - Broadcasting — 0.5%
Sinclair Broadcast Group, Inc.	B-(d)	6.00%		09/15/12	2,500	2,196,875
Sinclair Broadcast Group, Inc. (4.875% until 01/15/11)		2.00	%(v)	07/15/18	1,000	878,750

						3,075,625

Media - Diversified — 1.5%
Disney, (Walt) Co.	A3	2.125%		04/15/23	1,500	1,610,625
Liberty Media Corp.	Ba1	3.25%		03/15/31	4,000	2,990,000
Liberty Media Corp., Sr. Notes	Ba1	3.50%		01/15/31	1,500	1,522,500
LSI Logic Corp.	B(d)	4.00%		05/15/10	2,500	2,787,500

						8,910,625

Medical Supplies & Equipment — 0.3%
Manor Care, Inc. (1.88% until 08/01/2010)	Baa3	2.125	%(v)	08/01/35	2,000	2,167,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)	Value

CONVERTIBLE BONDS (Continued)

Metals/Mining Excluding Steel — 0.4%
Placer Dome, Inc.	Baa1	2.75%	10/15/23	$2,000	$2,472,500

Oil & Gas — 0.4%
Quicksilver Resources, Inc., Bonds	NR	1.875%	11/01/24	1,500	2,178,750

Oil Field Equipment & Services — 1.4%
Hanover Compress Co.	B3	4.75%	01/15/14	3,500	4,803,750
Schlumberger Ltd.	A1	1.50%	06/01/23	2,000	3,520,000

					8,323,750

Pharmaceuticals — 1.1%
MGI Pharma, Inc., (1.682% until 03/02/11)		Zero (v)	03/02/24	3,000	1,860,000
Teva Pharmaceuticals Finance NV (Netherlands)(l)		0.375%	11/15/22	1,500	2,872,500
Watson Pharmaceutical, Inc. (a)	Ba1	1.75%	03/15/23	2,000	1,805,000

					6,537,500

Railroads — 0.6%
CSX Corp.	Baa2	Zero	10/30/21	3,500	3,771,250

Software/Services — 0.2%
EMC Corp.	BBB(d)	4.50%	04/01/07	1,250	1,287,500

Support-Services — 0.6%
Charles River Associates, Inc.	NR	2.875%	06/15/34	2,500	3,521,875

Telecom - Integrated/Services — 0.4%
Qwest Communications International, Inc.		3.50%	11/15/25	1,750	2,325,313

Telecom - Wireless — 0.2%
Nextel Communications, Inc.	Baa2	5.25%	01/15/10	1,000	1,000,000

Telecommunications — 0.2%
Comverse Technology, Inc.	BB-(d)	Zero	05/15/23	1,250	1,715,625

TOTAL CONVERTIBLE BONDS (cost $86,271,944)					96,449,256

CORPORATE BONDS — 67.6%
Aerospace/Defense — 1.1%
DRS Technologies, Inc., Sr. Sub. Notes	B3	6.875%	11/01/13	2,000	2,000,000
L-3 Communications Corp., Sr. Sub. Notes (a)		6.125%	01/15/14	4,000	3,890,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	700	689,500

					6,579,500

Apparel & Textile — 0.3%
INVISTA, Notes 144A (g)	B1	9.25%	05/01/12	1,750	1,872,500

Auto Loans — 2.4%
Ford Motor Credit Co., Notes	Ba2	7.375%	10/28/09	2,675	2,514,856
Ford Motor Credit Co., Sr. Notes (a)	Ba2	7.25%	10/25/11	1,500	1,366,847
General Motors Acceptance Corp., Notes (a)		7.25%	03/02/11	10,000	9,476,440
General Motors Acceptance Corp., Notes (a)		6.75%	12/01/14	1,050	945,215

					14,303,358

Automobile Manufacturers — 0.2%
General Motors Corp. Notes (a)	B3	7.20%	01/15/11	1,475	1,150,500

Automotive Parts & Equipment — 0.8%
Cooper-Standard Automotive, Inc., Gtd. Notes		8.375%	12/15/14	2,000	1,560,000
Cummins, Inc., Sr. Notes	Ba1	9.50%	12/01/10	750	800,625
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%	08/15/14	950	909,625
Tenneco Automotive, Inc., (a)	B3	8.625%	11/15/14	1,500	1,500,000

					4,770,250

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings	Rate		Date	(000)	Value

CORPORATE BONDS (Continued)
Building & Construction — 0.9%
Beazer Homes USA, Inc., Sr. Notes (a)	Ba1	6.50%		11/15/13	$2,500	$2,356,250
Standard Pacific Corp., Sr. Notes	Ba2	7.00%		08/15/15	2,500	2,312,500
William Lyon Homes, Inc., Gtd. Notes	B2	10.75%		04/01/13	750	755,625

						5,424,375

Building Materials — 0.2%
Builders FirstSource, Inc., Gtd. Notes	B3	8.999%		02/15/12	950	973,750

Cable Television — 0.1%
Mediacom Broadband LLC, Sr. Notes	B2	8.50%		10/15/15	650	624,000

Chemicals — 3.9%
Airgas, Inc., Sr. Sub. Notes	Ba2	6.25%		07/15/14	1,600	1,576,000
Crompton Corp., Sr. Notes	Ba1	9.875%		08/01/12	1,875	2,109,375
Equistar Chemicals L.P., Debs.	B2	7.55%		02/15/26	3,500	3,150,000
Hercules, Inc., Gtd. Notes	Ba3	6.75%		10/15/29	2,500	2,450,000
Huntsman LLC, Gtd. Notes (11.50% until 07/15/12)	B2	11.50	%(v)	07/15/12	660	759,000
IMC Global, Inc., Gtd. Notes, Series B	Ba3	11.25%		06/01/11	700	744,625
IMC Global, Inc., Notes	B1	7.30%		01/15/28	225	207,844
Ineos Group Holdings, PLC., Notes 144A (United
Kingdom)(a)(l)(g)	B2	8.50%		02/15/16	2,000	1,900,000
Nalco Co., Sr. Sub. Notes (a)	Caa1	8.875%		11/15/13	3,000	3,120,000
Nova Chemicals Corp., Sr. Notes (Canada)(a)(l)	Ba2	6.50%		01/15/12	3,000	2,790,000
Rhodia SA, Sr. Sub. Notes (a)	Caa1	8.875%		06/01/11	1,472	1,516,160
Rockwood Specialties Group, Inc., Sub. Notes (a)	B3	7.50%		11/15/14	2,500	2,512,500
Terra Capital, Inc., Sec’d. Notes	B2	11.50%		06/01/10	650	718,250

						23,553,754

Computer Hardware — 0.3%
Intel Corp., Sr. Sub Notes 144A (g)	A-(d)	2.95%		12/15/35	2,000	1,715,000

Computer Services & Software — 0.1%
Serena Software, Inc., Sr. Sub Notes 144A (g)	Caa1	10.375%		03/15/16	700	735,000

Consumer Products — 1.6%
Elizabeth Arden, Inc., Gtd. Notes (a)	B2	7.75%		01/15/14	4,250	4,356,250
Playtex Products, Inc., Gtd. Notes (a)	Caa1	9.375%		06/01/11	2,250	2,351,250
Rayovac Corp., Sr. Sub. Notes (a)	Caa1	8.50%		10/01/13	3,500	3,237,500

						9,945,000

Diversified Capital Goods — 0.8%
J.B. Poindexter & Co., Gtd. Notes	B1	8.75%		03/15/14	400	318,000
Park-Ohio Industries, Inc., Gtd. Notes	Caa1	8.375%		11/15/14	1,500	1,413,750
Sensus Metering Systems, Inc., Sr. Sub. Notes	Caa1	8.625%		12/15/13	2,000	1,940,000
Trinity Industries, Inc., Sr. Notes	Ba3	6.50%		03/15/14	1,000	1,000,000

						4,671,750

Electric - Generation — 1.9%
Dynegy Holdings, Inc., (g)	B1	9.875%		07/15/10	1,000	1,099,830
Dynegy Holdings, Inc., Sr. Notes (a)	B2	6.875%		04/01/11	3,500	3,377,500
Dynegy Holdings, Inc., Sr. Unsec’d Notes 144A (g)	B2	8.375%		05/01/16	1,375	1,368,125
Mission Energy Holding Co., Sec’d. Notes	B2	13.50%		07/15/08	750	860,625
Reliant Energy, Inc., Sec’d. Notes	B2	6.75%		12/15/14	3,500	3,088,750
Reliant Energy, Inc., Sec’d Notes	B2	9.50%		07/15/13	1,400	1,401,750

						11,196,580

Electric - Integrated — 2.1%
Duke Energy Corp., Sr. Notes, Series B	A3	5.375%		01/01/09	2,500	2,487,230
Midwest Generation LLC,	B1	8.75%		05/01/34	1,500	1,623,750
Mirant North America LLC, (a)(g)	B1	7.375%		12/31/13	1,100	1,122,000
Nevada Power Co., General Refinance Mortgage	Ba1	5.875%		01/15/15	1,700	1,668,239
PPL Energy Supply LLC, Sr. Notes	Baa2	6.40%		11/01/11	500	516,579
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50%		06/15/11	2,500	2,693,750

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)	Value

CORPORATE BONDS (Continued)

Electric - Integrated (cont’d)
Virginia Electric & Power Co., Notes	Baa1	4.50%	12/15/10	$2,400	$2,286,823

					12,398,371

Electronics — 0.1%
Communications & Power Industries Inc., Sr. Sub. Notes	B3	8.00%	02/01/12	650	663,000

Energy - Exploration & Production — 2.2%
Chesapeake Energy Corp., Gtd. Notes (a)	Ba2	6.25%	01/15/18	2,000	1,955,000
Chesapeake Energy Corp., Sr. Notes (a)	Ba2	7.00%	08/15/14	2,500	2,556,250
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13	2,250	2,182,500
KCS Energy, Inc., Sr. Notes	B3	7.125%	04/01/12	2,000	1,985,000
Kerr-McGee Corp., Sec’d. Notes	Ba3	6.95%	07/01/24	3,500	3,560,508
Range Resources Corp., Sr. Sub. Notes	B2	7.375%	07/15/13	1,025	1,060,875

					13,300,133

Energy Exploration — 0.4%
Pogo Producing Co., Sr. Sub Notes	Ba3	6.625%	03/15/15	2,500	2,462,500

Environmental — 1.0%
Allied Waste North America, Sec’d. Notes (a)	B2	6.125%	02/15/14	3,500	3,325,000
Allied Waste North America, Sr. Notes (a)	B2	7.875%	04/15/13	2,750	2,870,312

					6,195,312

Financial Service — 0.3%
Franklin Resources Inc., Sr. Notes	A2	Zero	05/11/31	2,000	1,765,000

Food & Drug Retailers — 1.8%
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	3,000	3,135,000
Rite Aid Corp., Debs. (a)	Caa1	7.70%	02/15/27	2,500	1,975,000
Rite Aid Corp., Sec’d. Notes (a)	B2	8.125%	05/01/10	2,000	2,042,500
Stater Brothers Holdings, Sr. Notes (a)	B1	8.125%	06/15/12	3,500	3,495,625

					10,648,125

Food - Wholesale — 0.7%
Chiquita Brands International, Inc., Sr. Notes (a)	B3	7.50%	11/01/14	1,600	1,400,000
Dole Foods Co. Inc., Debs.	B3	8.75%	07/15/13	3,000	2,947,500

					4,347,500

Forestry/Paper — 1.9%
Ainsworth Lumber Co. Ltd., (Canada)(l)	B2	7.25%	10/01/12	4,000	3,620,000
Boise Cascade LLC, Gtd. Notes	B2	7.125%	10/15/14	1,500	1,443,750
Buckeye Technologies, Inc., Sr. Sub. Notes	Caa1	8.00%	10/15/10	2,500	2,412,500
Jefferson Smurfit Corp., Gtd. Notes	B2	8.25%	10/01/12	1,000	981,250
JSG Funding PLC., Sr. Sub. Notes (a)	Caa1	7.75%	04/01/15	2,500	2,350,000
Tembec Industries, Inc., Gtd. Notes	Ca	7.75%	03/15/12	1,050	593,250

					11,400,750

Gaming — 4.7%
Hard Rock Hotel, Inc., Notes	B3	8.875%	06/01/13	700	761,250
Isle of Capri Casinos, Inc., Gtd. Notes	B2	9.00%	03/15/12	1,250	1,326,562
Isle of Capri Casinos, Inc., Sr. Sub. Notes (a)	B2	7.00%	03/01/14	5,000	4,937,500
Las Vegas Sands Corp., Gtd. Notes (a)	B1	6.375%	02/15/15	3,500	3,360,000
MGM Mirage, Inc., Sr. Notes (a)	Ba2	6.75%	09/01/12	5,000	4,993,750
Park Place Entertainment Corp.,	Ba1	9.375%	02/15/07	1,000	1,031,250
Park Place Entertainment Corp.,	Baa3	7.50%	09/01/09	350	368,555
Premier Entertainment Biloxi LLC, First Mortgage	Caa1	10.75%	02/01/12	2,500	2,387,500
River Rock Entertainment Authority, Sr. Notes	B2	9.75%	11/01/11	2,005	2,165,400
Scientific Games Corp., Gtd. Notes	B1	6.25%	12/15/12	1,525	1,492,594
Seneca Gaming Corp., Sr. Notes	B1	7.25%	05/01/12	500	505,000
Station Casinos, Inc., Sr. Sub. Notes (a)	Ba3	6.50%	02/01/14	1,500	1,483,125
Turning Stone Casino Resort Enterprise, Sr. Notes 144A (g)	B1	9.125%	12/15/10	750	780,000

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings	Rate		Date	(000)	Value

CORPORATE BONDS (Continued)
Gaming (cont’d)
Wynn Las Vegas LLC,	B2	6.625%		12/01/14	$3,000	$2,913,750

						28,506,236

Gas Distribution — 3.6%
El Paso Corp., Sr. Notes (a)	Caa1	7.00%		05/15/11	9,000	9,033,750
El Paso Corp., Sr. Notes	Caa1	7.75%		01/15/32	1,750	1,763,125
Ferrellgas Escrow, Sr. Notes	Ba3	6.75%		05/01/14	3,500	3,368,750
Markwest Energy Partners LP, Sr. Notes	B2	6.875%		11/01/14	2,000	1,890,000
Northwest Pipeline Corp., Gtd. Notes	Ba2	8.125%		03/01/10	500	527,500
Pacific Energy Partners, LP, Gtd. Notes	Ba2	6.25%		09/15/15	500	487,500
Sonat, Inc., Notes	Caa1	7.625%		07/15/11	1,000	1,030,000
Williams Cos., Inc., Notes (a)	B1	7.875%		09/01/21	3,300	3,547,500

						21,648,125

Health Services — 4.2%
Alliance Imaging, Inc., Sr. Sub. Notes (a)	B3	7.25%		12/15/12	2,500	2,168,750
AmeriPath, Inc., Gtd. Notes	B3	10.50%		04/01/13	2,500	2,637,500
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	1,250	1,200,000
CDRV Investors, Inc., Sr. Disc. Notes, Zero coupon (until 01/01/10)	Caa2	9.625	%(v)	01/01/15	1,000	680,000
Cytyc Corp., Sr. Notes	NR	2.25%		03/15/24	1,000	1,098,750
Hanger Orthopedic Group, Inc., Gtd. Notes (a)	B3	10.375%		02/15/09	3,000	3,037,500
HCA, Inc., Sr. Unsec’d. Notes (a)	Ba2	6.375%		01/15/15	2,500	2,433,187
Invitrogen Corp., Sr. Unsec’d. Notes	NR	3.25%		06/15/25	2,000	1,935,000
National Mentor, Inc., Gtd. Notes	B3	9.625%		12/01/12	1,500	1,695,000
Tenet Healthcare Corp., Sr. Notes (a)	B3	9.875%		07/01/14	2,000	2,025,000
Tenet Healthcare Corp., Sr. Notes 144A (a)(g)	B3	9.50%		02/01/15	1,000	1,002,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes (a)	B3	7.375%		02/01/13	1,500	1,368,750
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%		11/15/13	1,075	1,058,875
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A2	4.875%		04/01/13	1,500	1,444,515
Vanguard Health Holdings II, Sr. Sub. Notes (a)	Caa1	9.00%		10/01/14	1,500	1,533,750

						25,319,077

Healthcare - Pharma — 0.2%
Mylan Laboratories Inc.,	Ba1	6.375%		08/15/15	1,500	1,507,500

Healthcare Services — 1.1%
Davita, Inc., Gtd. Notes	B3	7.25%		03/15/15	1,000	1,005,000
Psychiatric Solutions, Inc., Gtd. Notes (a)	B3	7.75%		07/15/15	2,975	3,027,062
Select Medical Corp.,	B3	7.625%		02/01/15	400	361,000
St Jude Medical, Inc., Debs.	BBB+(d)	2.80%		12/15/35	2,500	2,465,625

						6,858,687

Hotels — 1.8%
Felcor Lodging LP, Gtd. Notes (a)	Ba3	8.50%		06/01/11	1,200	1,314,000
Gaylord Entertainment Co., Gtd. Notes	B3	6.75%		11/15/14	1,750	1,706,250
Gaylord Entertainment Co., Sr. Notes	B3	8.00%		11/15/13	3,500	3,648,750
Host Marriott LP,	Ba2	7.00%		08/15/12	4,000	4,085,000

						10,754,000

Household & Leisure Products — 0.4%
Acco Brands Corp., Gtd. Notes	B2	7.625%		08/15/15	2,375	2,256,250

Machinery — 0.3%
Gardner Denver, Inc., Gtd Notes	B2	8.00%		05/01/13	1,500	1,575,000

Machinery & Equipment — 0.5%
JLG Industries, Inc., Gtd. Notes	B2	8.25%		05/01/08	1,000	1,047,500
Manitowoc Co., Inc., Gtd. Notes	B1	7.125%		11/01/13	2,015	2,055,300

						3,102,800

Media - Broadcasting — 0.7%
Allbritton Communications Co., Sr. Sub. Notes (a)	B3	7.75%		12/15/12	2,500	2,512,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)	Value

CORPORATE BONDS (Continued)
Media - Broadcasting (cont’d)
Paxson Communications Corp., Sec’d. Notes 144A (g)	B3	10.777%	01/15/13	$500	$495,000
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75%	12/15/11	1,000	1,051,250

					4,058,750

Media - Cable — 3.1%
CCH I LLC, Sec’d. Notes	Caa3	11.00%	10/01/15	4,000	3,325,000
Charter Communications Holdings II LLC, Sr. Notes	Caa1	10.25%	09/15/10	2,000	1,965,000
DirecTV Holdings LLC, Gtd. Notes	Ba2	6.375%	06/15/15	4,000	3,950,000
Echostar DBS Corp., Gtd. Notes 144A (a)(g)	Ba3	7.125%	02/01/16	2,200	2,164,250
Echostar DBS Corp., Sr. Notes (a)	Ba3	6.375%	10/01/11	4,000	3,910,000
Mediacom LLC Capital Corp., Sr. Notes (a)	B3	9.50%	01/15/13	3,500	3,465,000

					18,779,250

Media - Services — 0.7%
Interpublic Group of Cos., Inc., Unsec’d. Notes	Ba1	6.25%	11/15/14	640	544,000
Warner Music Group, Sr. Sub. Notes	B2	7.375%	04/15/14	4,000	3,960,000

					4,504,000

Metals — 0.1%
AK Steel Corp., Gtd. Notes (a)	B1	7.75%	06/15/12	750	758,438

Metals/Mining Excluding Steel — 0.8%
Novelis, Inc., Sr. Notes 144A (Canada)(l)(g)	B1	7.25%	02/15/15	1,750	1,680,000
Peabody Energy Corp., Sr. Notes	Ba2	5.875%	04/15/16	3,250	3,095,625

					4,775,625

Non-Electric Utilities — 0.7%
SEMCO Energy, Inc., Sr. Notes	Ba2	7.125%	05/15/08	1,500	1,508,379
SEMCO Energy, Inc., Sr. Notes	Ba2	7.75%	05/15/13	2,500	2,591,030

					4,099,409

Non-Food & Drug Retailers — 0.6%
Couche-Tard Corp., Sr. Sub. Notes	Ba3	7.50%	12/15/13	1,450	1,486,250
GSC Holdings Corp., Gtd. Notes 144A (g)	Ba3	8.00%	10/01/12	450	446,625
Neiman Marcus Group, Inc., Sr. Unsec’d. Notes 144A (g)	B2	9.00%	10/15/15	1,600	1,692,000

					3,624,875

Oil & Gas — 0.1%
Quicksilver Resources, Inc., Gtd. Notes	B2	7.125%	04/01/16	500	493,750

Oil Field Equipment & Services — 1.0%
Dresser-Rand Group, Inc., Sr. Sub. Notes 144A (g)	B3	7.63%	11/01/14	1,601	1,633,020
Grant Prideco, Sr. Unsec’d. Notes	Ba2	6.125%	08/15/15	1,250	1,218,750
Hanover Compressor Co., Gtd. Notes	B3	8.625%	12/15/10	1,000	1,048,750
McDermott, (J.Ray) SA, Sec’d. Notes 144A (g)	B2	11.50%	12/15/13	1,000	1,167,500
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14	1,000	1,050,000

					6,118,020

Packaging — 2.2%
Crown Cork & Seal Co., Inc., Debs. (a)	B2	7.375%	12/15/26	4,500	4,185,000
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50%	10/15/12	3,000	3,030,000
Owens Brockway Glass Containers, Inc., Gtd. Notes	B1	8.875%	02/15/09	2,500	2,603,125
Owens Brockway Glass Containers, Inc., Gtd. Notes	B1	7.75%	05/15/11	1,500	1,563,750
Owens-Illinois, Inc., Debs. (a)	B3	7.50%	05/15/10	1,750	1,771,875

					13,153,750

Paper — 0.3%
Abitibi-Consolidated, Inc., Notes (Canada)(a)(l)	B1	8.55%	08/01/10	2,000	2,010,000

Paper & Forest Products — 1.2%
Bowater, Inc., Debs	B1	9.50%	10/15/12	2,000	2,120,000
Bowater, Inc., Notes (a)	B1	6.50%	06/15/13	1,700	1,585,250
Catalyst Paper Corp., Sr. Notes (Canada)(a)(l)	B1	7.375%	03/01/14	2,450	2,315,250

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)	Value

CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d)
Domtar Inc., Notes	B1	7.875%	10/15/11	$1,500	$1,421,250

					7,441,750

Pharmaceuticals — 1.0%
Angiotech Pharmaceutical, Inc., Sr. Sub Notes 144A (g)	B2	7.75%	04/01/14	1,175	1,186,750
Warner Chilcott Corp., (g)	Caa1	9.25%	02/01/15	5,000	4,962,500

					6,149,250

Printing & Publishing — 0.9%
Clarke American Corp., Sr. Notes 144A (g)	B2	11.75%	12/15/13	1,375	1,399,063
Houghton Mifflin Co., Sr. Notes (a)	B3	8.25%	02/01/11	2,750	2,846,250
RR Donnelley Corp., Sr. Notes	Caa1	6.875%	01/15/13	1,250	1,168,750

					5,414,063

Restaurants — 0.6%
Denny’s Corp Holdings, Inc., Gtd. Notes (a)	Caa1	10.00%	10/01/12	2,200	2,271,500
Landry’s Restaurants, Inc., Gtd. Notes	B2	7.50%	12/15/14	1,500	1,447,500

					3,719,000

Retail & Merchandising — 0.2%
Bon-Ton Dept. Stores, Inc. 144A (g)	B2	10.25%	03/15/14	1,175	1,130,350

Retailers — 0.2%
General Nutrition Center, Sr. Sub. Notes	Caa1	8.50%	12/01/10	1,375	1,302,813

Software/Services — 1.4%
Electronic Data Systems Corp., Notes, Series B (a)	Ba1	6.50%	08/01/13	4,000	4,067,764
Sungard Data Systems, Inc., (a)(g)	B3	9.125%	08/15/13	3,000	3,172,500
Sungard Data Systems, Inc., Sr. Sub. Notes 144A (g)	Caa1	10.25%	08/15/15	1,000	1,052,500

					8,292,764

Steel Producers/Products — 0.3%
Allegheny Ludlum Corp., Debs.	Ba2	6.95%	12/15/25	2,000	2,060,000

Support-Services — 2.0%
Hertz Corp., Sr. Notes 144A (g)	B1	8.875%	01/01/14	1,600	1,660,000
Iron Mountain, Inc., Gtd. Notes	Caa1	7.75%	01/15/15	3,250	3,274,375
Iron Mountain, Inc., Gtd. Notes	Caa1	6.625%	01/01/16	4,000	3,760,000
United Rentals NA, Inc.,	Caa1	7.75%	11/15/13	2,500	2,500,000
Williams Scotsman, Inc., Gtd. Notes	B3	8.50%	10/01/15	1,000	1,021,250

					12,215,625

Telecom - Integrated/Services — 3.3%
Cincinnati Bell, Inc., Sr. Sub. Notes (a)	B3	8.375%	01/15/14	6,200	6,300,750
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)(l)	B2	8.25%	01/15/13	3,500	3,561,250
Qwest Capital Funding, Inc., Gtd. Notes (a)	B3	7.90%	08/15/10	3,500	3,640,000
Qwest Communications International, Inc., Gtd. Notes (a)	B2	7.25%	02/15/11	3,500	3,587,500
Syniverse Technologies, Inc., Sr. Sub. Notes	B2	7.75%	08/15/13	1,750	1,752,187
Wind Acquisition Finance SA,	B3	10.75%	12/01/15	800	864,000

					19,705,687

Telecom - Wireless — 1.9%
AirGate PCS, Inc., Sec’d. Notes	Caa1	9.375%	09/01/09	1,000	1,048,750
AirGate PCS, Inc., Sec’d. Notes 144A (g)	Caa1	9.375%	09/01/09	1,250	1,310,937
Centennial Cellular Operating Co., Gtd. Notes	B3	10.125%	06/15/13	525	573,563
Nextel Communications, Inc., Sr. Notes	Baa2	7.375%	08/01/15	3,500	3,670,579
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%	07/01/11	1,400	1,480,500
Rural Cellular Corp., Sr. Notes	Caa1	9.875%	02/01/10	1,500	1,601,250
UbiquiTel Operating Co., Sr. Notes	Caa1	9.875%	03/01/11	1,500	1,638,750

					11,324,329

Telecommunicatins Equipment — 0.2%
Lucent Technologies, Inc., Debs.	B1	6.45%	03/15/29	1,500	1,353,750

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Textile & Apparel — 0.5%
Quiksilver, Inc., Gtd. Notes (a)	B1	6.875%	04/15/15	$3,300	$3,209,250

Theaters & Entertainment — 0.5%
AMC Entertainment, Inc., Gtd. Notes 144A (a)(g)	B3	11.00%	02/01/16	725	748,563
AMC Entertainment, Inc., Sr. Sub. Notes (a)	B3	8.00%	03/01/14	1,500	1,338,750
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00%	02/01/13	650	690,625

					2,777,938

Transportation — 1.2%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%	06/15/13	3,300	3,102,000
CHC Helicopter Corp., Sr. Sub. Notes	B2	7.375%	05/01/14	2,750	2,805,000
Hornbeck Offshore Services, Inc., Sr. Notes	Ba3	6.125%	12/01/14	1,680	1,612,800

					7,519,800

TOTAL CORPORATE BONDS (cost $413,580,415)					408,215,919

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.7%
Federal Home Loan Mortgage Corp.		6.00%	04/01/33	3,097	3,098,557
Federal National Mortgage Assoc.		5.50%	02/01/33- 07/01/33	7,930	7,745,026
Federal National Mortgage Assoc.		6.00%	05/01/33- 12/01/35	15,274	15,273,614
Federal National Mortgage Assoc.		6.50%	05/01/35	8,143	8,308,701

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $35,136,273)					34,425,898

U.S. TREASURY OBLIGATION — 1.7%

U.S. Treasury Notes (cost $10,332,218) (a)		5.00%	02/15/11	10,000	10,081,250

	Shares	Value

COMMON STOCKS — 0.4%

Oil & Gas — 0.3%
NRG Energy (a)	8,000	1,910,000

Telecom - Integrated/Services — 0.1%
Avaya, Inc. (a)*	60,000	678,000

TOTAL COMMON STOCKS (cost $2,931,460)		2,588,000

PREFERRED STOCKS — 4.5%

Agency — 0.1%
Fannie Mae, 5.375%, CVT	6	576,407

Automotive — 0.1%
Ford Motor Co. Capital Trust II, 6.50%, CVT	25,000	751,250

Beverages — 0.2%
Constellation Brands, Inc., 5.75%, CVT	35,000	1,313,550

Business Services — 0.4%
Interpublic Group of Cos., Inc., Series A, 5.375%, CVT	60,000	2,213,400

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

PREFERRED STOCKS (Continued)

Electric - Generation — 0.6%
PNM Resources, Inc., 6.75%, CVT	75,000	$3,641,250

Energy - Exploration & Production — 0.3%
Chesapeake Energy Corp., 4.50%	20,000	1,918,200

Financial Service — 0.5%
Marshall & Ilsley Corp., 6.50%, CVT	115,000	3,048,650

Insurance — 0.9%
CHUBB Corp., 7.00%, CVT	60,000	2,040,000
Metlife, Inc., 6.375%, CVT	120,000	3,219,600

		5,259,600

Integrated Energy — 0.6%
Williams Cos., Inc., 5.50%, CVT	37,500	3,796,875

Oil & Gas — 0.4%
El Paso Corp., 4.99%, CVT	2,005	2,173,169

Pharmaceuticals — 0.4%
Schering Plough Corp., 6.00%, CVT	50,000	2,539,000

TOTAL PREFERRED STOCKS (cost $27,531,495)		27,231,351

TOTAL LONG–TERM INVESTMENTS (cost $580,386,918)		583,577,565

SHORT-TERM INVESTMENT – 21.1%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $127,315,631; includes $122,111,582 of cash collateral for securities on loan)(b)(w)	127,315,631	127,315,631

TOTAL INVESTMENTS—117.7% (cost $707,702,549) (p)		710,893,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.7)%		(106,753,849)

NET ASSETS — 100.0%		$604,139,347

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

	CVT	Convertible Security

	NR	Not Rated by Moodys or Standard & Poor’s

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $118,695,682; cash collateral of $122,111,582 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(l)	US$ Denominated Foreign Bonds.

(p)

The United States federal income tax basis of the Portfolio’s investments was $708,001,559; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,891,637 (gross unrealized appreciation - $17,566,624; gross unrealized depreciation - $14,674,987). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(v)	The rate shown reflects the coupon rate after the step date conversion date in case of convertible securities.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)	Value

LONG-TERM INVESTMENTS — 61.4%

ASSET-BACKED SECURITIES — 0.3%

Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A	Aaa	4.898%	06/25/35	$830	$829,831
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A (g)	Aaa	5.188%	05/25/40	6,873	6,893,410

TOTAL ASSET-BACKED SECURITIES (cost $7,703,205)					7,723,241

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.7%

AAA Trust, Series 2005-2, Class A1, 144A	Aaa	4.918%	11/26/35	1,913	1,915,025
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%	01/25/34	2,997	2,779,051
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39%	02/25/45	3,223	3,138,258
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.115%	05/25/35	3,885	3,762,214
Banc of America Mortgage Securities, Series 2004-1, Class 5A1	AAA(d)	6.50%	09/25/33	724	719,730
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Aaa	5.416%	05/25/35	6,671	6,636,444
Bear Stearns Trust, Series 2002-11, Class A-1	Aaa	5.62%	02/25/33	646	641,617
Bear Stearns Trust, Series 2002-11, Class A-2	Aaa	5.342%	01/25/33	1,223	1,218,507
Countrywide Home Loan Mortgage Pass Through Trust,Series 2005-HYB9, Class 3A2A	Aaa	5.25%	02/20/36	1,538	1,521,058
Fannie Mae Grantors Trust, Series 2005-T2, Class 1A1	Aaa	4.691%	11/28/35	534	533,457
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%	12/25/42	1,613	1,633,708
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%	02/25/44	531	545,310
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%	03/25/44	536	558,484
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%	05/25/23	142	142,843
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%	09/25/17	337	336,398
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%	05/25/16	770	756,765
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%	04/25/33	11,906	11,527,191
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%	05/25/33	388	371,946
FHLMC Structured Pass Through Securities, Series T-63, Class 1A1	Aaa	4.678%	02/25/45	969	972,512
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%	05/15/28	3,562	3,636,010
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%	04/15/29	9,637	9,815,507
Freddie Mac, Series 2378, Class PE	Aaa	5.50%	11/15/16	665	664,417
Freddie Mac, Series 2649, Class QA	Aaa	3.50%	03/15/10	315	313,822
Freddie Mac, Series 2662, Class DG	Aaa	5.00%	10/15/22	1,300	1,235,026
Freddie Mac, Series 2694, Class QH	Aaa	4.50%	03/15/32	1,265	1,181,807
Freddie Mac, Series 2721, Class PE	Aaa	5.00%	01/15/23	525	502,537
Freddie Mac, Series 2724, Class PT	Aaa	3.75%	05/15/16	578	565,092
Freddie Mac, Series 2728, Class TC	Aaa	4.00%	02/15/23	1,060	1,035,873
Freddie Mac, Series 2734, Class PG	Aaa	5.00%	07/15/32	909	866,570
Freddie Mac, Series 2737, Class XG	Aaa	4.00%	11/15/22	530	517,932
Freddie Mac, Series 2737, Class YD	Aaa	5.00%	08/15/32	600	572,472
Freddie Mac, Series 2750, Class NB	Aaa	4.00%	12/15/22	1,426	1,392,205
Freddie Mac, Series 2759, Class AU	Aaa	3.50%	05/15/19	432	425,269
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%	03/15/34	9,408	7,217,704
Freddie Mac, Series 2786, Class PA	Aaa	3.50%	10/15/10	303	300,560
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	3.404%	06/01/34	11,227	10,981,145
Indymac Trust, Series 2001-H2, Class A2	Aaa	6.586%	01/25/32	99	98,925
Nationslink Funding Corp., Series 1999-SL, Class A4	Aaa	6.654%	11/10/30	105	104,543
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	5.218%	02/25/34	1,596	1,599,744
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	4.93%	02/25/19	403	403,660
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA(d)	9.95%	08/01/17	144	147,323
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	6.07%	02/25/32	155	154,691
Washington Mutual, Inc.,	Aaa	4.669%	11/25/35	2,070	2,079,994
Washington Mutual, Series 2002-AR11, Class A1	Aaa	5.127%	10/25/32	1,213	1,205,442

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)

Washington Mutual, Series 2004-CB1, Class 4A	Aaa	6.00%	06/25/34	$556	$551,934
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.25%	01/25/34	36,228	33,239,529
Wells Fargo Mortgage Backed Securities, Series 2006- AR2, Class 2A1	AAA(d)	4.95%	03/25/36	6,448	6,374,540

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $129,786,053)					126,894,791

CORPORATE BONDS — 3.3%

Airlines — 0.1%
United Air Lines, Inc., Equipment Trust, Series 91C, 144A (i)(g)	NR	10.36%	11/13/12	4,126	1,349,547
United Air Lines, Inc., Equipment Trust, Series 91E, 144A (i)(g)	NR	10.36%	11/27/12	348	121,535
United Air Lines, Inc., Pass-Thru Cert., Series 91A2, 144A (g)	NR	10.02%	03/22/14	1,000	546,640

					2,017,722

Automobile Manufacturers — 0.3%
DaimlerChrysler NA Holding Co., Notes (c)	A3	5.38%	05/24/06	5,900	5,901,540

Banking
Export Import Bank China, Notes 144A (China)(l)	A2	4.875%	07/21/15	600	564,533

Conglomerates — 0.1%
Altria Group, Inc., Debs.	Baa2	7.75%	01/15/27	1,700	1,945,240

Entertainment & Leisure
Time Warner, Inc., Notes	Baa1	8.11%	08/15/06	510	514,737

Financial - Bank & Trust — 0.3%
China Development Bank, Notes (China)(l)	A2	5.00%	10/15/15	600	570,300
HBOS PLC, Sub. Notes 144A (United Kingdom)(c)(l)	A1	5.92%	09/29/49	700	675,831
Resona Bank Ltd., Notes 144A (Japan)(c)(l)	Baa1	5.85%	09/29/49	900	873,296
Royal Bank of Scotland PLC 144A (United Kingdom)(c)(l)	Aa1	4.664%	07/21/08	4,000	4,000,232

					6,119,659

Financial Services — 0.8%
American General Finance Corp., Sr. Notes	A1	4.98%	03/23/07	1,100	1,100,430
Atlantic & Western Re Ltd., Sec’d Notes, 144A (g)	BB+(d)	10.519%	01/09/07	400	396,024
CCCA LLC, Notes Series 2000, 144A (g)	AAA(d)	7.80%	10/15/08	784	795,137
Duke Capital Corp., Sr. Notes	Baa3	4.302%	05/18/06	595	594,637
Ford Motor Credit Co., Sr. Notes	A3	5.80%	01/12/09	860	785,401
General Electric Capital Corp., Notes (c)	Aaa	4.59%	01/03/08	8,900	8,911,330
General Motors Acceptance Corp., Notes	Baa2	6.125%	09/15/06	780	776,402
General Motors Acceptance Corp., Notes	Baa2	4.375%	12/10/07	380	352,425
MUFG Capital Finance 1 Ltd., Co. Gtd. Notes (Cayman Islands)	Baa2	6.346%	07/29/49	900	885,634
Phoenix Quake Ltd., Notes, 144A (g)	Baa3	6.98%	07/03/08	1,200	1,217,784
Phoenix Quake Wind Ltd., Notes, 144A (g)	Ba1	8.03%	07/03/08	550	495,132
Phoenix Quake Wind Ltd., Notes, 144A (g)	Baa3	6.98%	07/03/08	1,200	1,214,556
UFJ Finance Aruba AEC, Gtd. Notes	A2	6.75%	07/15/13	400	423,886

					17,948,778

Insurance
American International Group, Notes, 144A	Aa2	5.05%	10/01/15	800	762,819

Oil & Gas — 1.0%
El Paso Corp., Sr. Notes	Caa1	7.75%	01/15/32	11,800	11,888,500
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.50%	02/15/08	490	513,520
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.00%	11/15/11	2,700	2,930,850
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	02/01/22	2,300	2,714,000
Pemex Project Funding Master Trust, Gtd. Notes, 144A	Baa1	5.75%	12/15/15	1,500	1,436,250
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%	06/15/11	688	672,365

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d)
Ras Laffan Liquefied Natural Gas Co. LTD. II, Bonds, 144A (Qatar)	A1	5.298%	09/30/20	$1,600		$1,510,176

						21,665,661

Telecommunications — 0.6%
GTE Hawaiian Telephone, Debs.	Aaa	7.375%	09/01/06	585		589,037
Qwest Capital Funding Corp., Gtd. Notes	Caa2	7.25%	02/15/11	153		155,104
Qwest Communications International, Inc., Gtd. Notes	B2	7.50%	02/15/14	500		515,000
Qwest Corp., Debs.	Ba3	7.20%	11/10/26	8,950		9,005,937
Sprint Capital Corp., Gtd. Notes	Baa3	6.00%	01/15/07	3,500		3,516,607
Verizon Global Funding Corp., Notes	A2	7.25%	12/01/10	900		955,643

						14,737,328

Utilities — 0.1%
Cleveland Electric Co., Notes	Aaa	7.13%	07/01/07	1,570		1,602,965

TOTAL CORPORATE BONDS (cost $76,803,872)						73,780,982

FOREIGN GOVERNMENT BONDS — 1.1%

Canadian Government (Canada)	Aaa	3.00%	12/01/36	—(r	)	1,135
Republic of Brazil (Brazil) (BRB)	Ba3	4.25%	04/15/06	562		556,776
Republic of Brazil (Brazil) (BRB)	Ba3	4.313%	04/15/09	741		739,609
Republic of Brazil (Brazil) (DCB)	Ba3	5.25%	04/15/12	459		458,603
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	400		486,000
Republic of Panama (Panama)	Ba1	6.70%	01/26/36	5,755		5,743,490
Republic of Peru (Peru)	Ba3	9.125%	01/15/08	2,600		2,730,000
Republic of Peru (Peru)	Ba3	9.875%	02/06/15	1,200		1,416,000
Republic of Peru (Peru) (BRB)	Ba3	4.50%	03/07/17	3,920		3,724,000
Republic of South Africa (South Africa)	Baa1	9.125%	05/19/09	800		878,000
United Mexican States (Mexico)	Baa1	9.875%	02/01/10	100		114,000
United Mexican States (Mexico)	Baa1	8.375%	01/14/11	2,100		2,326,800
United Mexican States (Mexico)	Baa1	8.30%	08/15/31	4,100		4,954,850

TOTAL FOREIGN GOVERNMENT BONDS (cost $22,126,684)						24,129,263

MUNICIPAL BONDS — 1.7%

California — 0.3%
Golden State Tobacco Securitization Corp., Series 2003- A-1	A3	6.25%	06/01/33	5,300		5,727,604

Illinois
Illinois State Taxable-Pension General Oblig. Bond	Aa3	4.95%	06/01/23	570		536,399

Nevada — 0.3%
Las Vegas Water Auth. (MBIA Insured) Series B	Aaa	5.00%	06/01/25-06/01/27	6,040		6,250,670
Truckee Meadows Water Auth. Rev. Bonds, Series A, 144A	Aaa	5.00%	07/01/36	65		71,993

						6,322,663

New Jersey — 0.1%
City of Trenton General Oblig. Bond (FSA Insured)	Aaa	4.80%	04/01/14	990		942,430
Jersey City Municipal Util. Auth. Water Rev. Bond (MBIA Insured) Series A	Aaa	4.81%	05/15/14	1,000		954,970

						1,897,400

New Mexico
Jicarilla New Mexico Apache Nation Rev. Bonds	NR	3.85%	12/01/08	435		418,770

New York — 0.4%
Liberty New York Develop. Corp. Rev. Bond	Aa3	5.25%	10/01/35	700		769,440

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings	Rate	Date	(000)	Value

MUNICIPAL BONDS (Continued)

New York (cont’d)
New York City Mun. Fin. Water & Sewer Syst. Rev. Bond, 144A (g)	AA+(d)	4.75%	06/15/33	$5,010	$5,129,689
New York City Municipal Water Fund Auth. Water & Sewer System Rev. Bond, 144A	AA+(d)	6.58%	06/15/38	1,700	1,808,630
New York City Transitional Fin. Auth., Series E	Aa2	5.00%	02/01/28	1,200	1,240,596
New York State General Oblig. Bond, 144A	NR	6.48%	03/01/30	550	580,063

					9,528,418

Oregon
Portland Oregon River District Urban Renewal and Redev. Rev. Bonds (AMBAC Insured), Series B	Aaa	3.35%	06/15/10	1,020	946,744

Texas — 0.1%
Texas State Rite, 144A	NR	4.75%	04/01/35	1,200	1,213,968

Wisconsin — 0.5%
Badger Tobacco Asset Securitization Corp.	A3	6.00%	06/01/17	10,100	10,684,386
Wisconsin State Gen. Rev. Bond	Aaa	5.70%	05/01/26	510	517,920

					11,202,306

TOTAL MUNICIPAL BONDS (cost $36,537,527)					37,794,272

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 36.2%
Federal Home Loan Mortgage Corp.		5.00%	10/01/18-09/01/35	6,682	6,500,255
Federal Home Loan Mortgage Corp.		5.50%	01/01/34	3,082	3,013,370
Federal Home Loan Mortgage Corp.		6.00%	02/01/16-02/01/33	6,644	6,670,334
Federal Home Loan Mortgage Corp.		8.25%	08/01/17	9	9,304
Federal National Mortgage Assoc.		4.50%	09/01/18-09/01/33	3,114	2,971,852
Federal National Mortgage Assoc.		4.575%	08/01/29	226	226,890
Federal National Mortgage Assoc.		4.595%	11/01/35	4,122	4,141,785
Federal National Mortgage Assoc.		4.603%	01/01/28	180	180,596
Federal National Mortgage Assoc.		4.605%	05/01/36	13,307	13,370,724
Federal National Mortgage Assoc.		4.81%	09/22/06	7,300	7,298,693
Federal National Mortgage Assoc.		5.00%	10/01/08-10/01/35	141,296	137,640,816
Federal National Mortgage Assoc.		5.50%	08/01/16-12/01/35	613,735	599,518,394
Federal National Mortgage Assoc.		6.00%	02/01/17-01/01/34	8,375	8,483,366
Federal National Mortgage Assoc.		6.103%	01/01/24	10	9,968
Federal National Mortgage Assoc.		6.375%	01/01/09	1,794	1,824,318
Federal National Mortgage Assoc.		6.50%	09/01/16-11/01/33	990	1,011,668
Government National Mortgage Assoc.		3.75%	01/20/32-02/20/32	6,418	6,389,878
Government National Mortgage Assoc.		4.375%	03/20/17-05/20/30	3,326	3,348,327
Government National Mortgage Assoc.		4.50%	07/20/30	1,666	1,666,221
Government National Mortgage Assoc.		4.75%	08/20/23-09/20/24	879	882,474
Government National Mortgage Assoc.		5.125%	10/20/23-11/20/29	4,175	4,211,649
Government National Mortgage Assoc.		6.00%	01/15/34	151	152,456

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.	7.00%	02/15/24	$10	$10,011

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $830,821,475)				809,533,349

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%

FeFederal Home Loan Bank	Zero	02/05/07	1,400	1,331,750
Federal Home Loan Mortgage Corp.	5.50%	TBA	43,000	41,978,750
Federal National Mortgage Assoc.	4.50%	TBA	4,000	3,821,248
Federal National Mortgage Assoc.	4.696%	05/25/35	800	781,607
Federal National Mortgage Assoc.	5.00%	TBA	52,000	49,465,000
Federal National Mortgage Assoc.	5.00%	04/12/36	95,000	90,428,125
Federal National Mortgage Assoc.	5.50%	TBA	29,000	28,275,000
Federal National Mortgage Assoc.	6.00%	04/18/21- 04/15/34	18,000	18,115,317
Small Business Administration	4.875%	09/10/13	11,544	11,131,627
Small Business Administration	5.13%	09/01/23	1,439	1,410,237
Small Business Administration	5.52%	06/01/24	9,727	9,733,057
Small Business Administration	6.344%	08/01/11	7,046	7,226,356
Small Business Administration	7.449%	08/01/10	613	643,793

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $266,749,463)				264,341,867

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Inflationary Bonds TIPS	2.375%	01/15/25	11,100	11,736,023
U.S. Treasury Inflationary Bonds TIPS (k)	3.375%	01/15/07	2,300	2,909,723
U.S. Treasury Inflationary Bonds TIPS	3.625%	04/15/28	1,600	2,411,472
United States Inflation Index Bonds	2.00%	01/15/26	11,300	10,699,625

TOTAL U.S. TREASURY OBLIGATION
(cost $28,890,043)				27,756,843

	Units

RIGHTS* — 0.1%

United Mexican States Value Recovery Rights Series D (Mexico)	49,629,000	694,806
United Mexican States Value Recovery Rights Series E (Mexico)	35,410,000	911,808

TOTAL RIGHTS
(cost $543,842)		1,606,614

TOTAL LONG-TERM INVESTMENTS
(cost $1,399,962,164)		1,373,561,222

	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS — 44.5%
BANK LOAN — 0.3%
JSG Packaging Term C, 144A (g)	5.93%	11/29/14	$728	896,728
JSG Packaging Term C, 144A (g)	5.94%	11/29/14	143	175,667
JSG Packaging Term C, 144A (g)	5.95%	11/29/14	129	158,974
New York State Gen. Oblig. Bond, 144A (g)	5.079%	09/23/06	6,300	6,300,000

TOTAL BANK LOAN
(cost $7,479,356)				7,531,369

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)		Value

COMMERCIAL PAPER — 25.9%

Bank of Ireland, 144(cost $54,861,056; purchased 02/08/06) (h)(n)	4.605%	05/09/06		$55,500	$55,239,148
Barclays US Funding Disc. Note (n)	4.50%	04/18/06		51,800	51,701,147
Barclays US Funding Disc. Note (n)	4.71%	05/30/06		11,700	11,610,709
Cox Communications, Inc., 144A (cost $2,300,000; purchased 01/13/06) (h)(n)	3.802%	07/17/06		2,300	2,264,882
Danske Corp. Disc. Note, 144A (cost $493,851; purchased 02/08/06) (h)(n)	4.71%	06/02/06		500	495,975
Danske Corp. Disc. Note, 144A (cost $888,861; purchased 03/06/06) (h)(n)	4.74%	06/08/06		900	892,014
Danske Corp. Disc. Note, 144A (cost $1,875,528; purchased 03/22/06) (h)(n)	4.83%	06/26/06		1,900	1,878,410
Danske Corp., 144A (cost $48,743,129; purchased 01/04/06) (h)(n)	4.42%	04/06/06		49,300	49,281,360
Danske Corp., 144A (cost $8,896,155; purchased 01/24/06) (h)(n)	4.515%	04/26/06		9,000	8,973,487
Dnb Nor Bank Disc. Note (n)	4.79%	07/10/06		36,100	35,616,206
HBOs Treasury Disc. Note (n)	4.68%	05/24/06		60,000	59,590,635
Ixis Comm., 144A (cost $51,905,023; purchased 01/23/06) (h)(n)	4.53%	05/08/06		52,600	52,361,179
Ixis Comm., 144A (cost $10,081,170; purchased 02/21/06) (h)(n)	4.66%	05/22/06		10,200	10,133,777
Rabobank USA Disc. Note (n)	4.83%	04/03/06		58,900	58,900,000
San Paolo Disc. Note (n)	4.665%	05/23/06		37,200	36,950,450
San Paolo Disc. Note (n)	4.675%	05/24/06		14,400	14,301,141
Total Finance Disc. Note, 144A (cost $60,843,634; purchased 03/29/06) (h)(n)	4.76%	04/05/06		60,900	60,883,895
UBS Finance (n)	4.44%	04/10/06		49,900	49,855,852
UBS Finance (n)	4.48%	04/20/06		6,100	6,086,781
UBS Finance (n)	4.505%	04/24/06		900	897,590
UBS Finance (n)	4.48%	05/10/06		1,100	1,094,703
UBS Finance Disc. Note (n)	4.83%	04/03/06		2,100	2,100,000
UBS Finance Disc. Note (n)	4.67%	05/23/06		4,800	4,768,000
Westpac Trust, 144A (cost $3,658,474; purchased 01/09/06) (h)(n)	4.44%	04/10/06		3,700	3,696,727

TOTAL COMMERCIAL PAPER
(cost $579,667,644)					579,574,068

FOREIGN TREASURY BILLS — 9.1%
Belgium Treasury Bill (Belgium)	2.439%	04/13/06	EUR	2,900	3,512,241
Belgium Treasury Bill (Belgium)	2.57%	07/13/06	EUR	8,000	9,623,287
Dutch Treasury Bill (Neatherlands)	2.515%	04/28/06	EUR	22,000	26,616,726
France Discount Treasury Bill Government (France)	2.449%	05/04/06	EUR	14,000	16,930,367
France Discount Treasury Bill Government (France)	2.485%	05/24/06	EUR	34,550	41,718,922
France Discount Treasury Bill Government (France)	2.606%	06/29/06	EUR	15,070	18,149,453
France Discount Treasury Bill Government (France)	2.615%	07/20/06	EUR	35,880	43,137,919
French Discount Treasury Bill Government (France)	2.648%	07/06/06	EUR	3,360	4,044,150
German Treasury Bill (Germany)	2.477%	05/17/06	EUR	3,100	3,745,674
German Treasury Bill (Germany)	2.623%	07/12/06	EUR	15,360	18,479,168
German Treasury Bill (Germany)	2.664%	08/16/06	EUR	10,800	12,956,519
German Treasury Bill (Germany)	2.748%	09/13/06	EUR	3,060	3,662,484

TOTAL FOREIGN TREASURY BILLS
(cost $201,268,420)					202,576,910

REPURCHASE AGREEMENT — 0.5%
Credit Suisse Securities LLC, dated 3/31/06, maturing 04/03/06, repurchase price $10,603,975 (Collateralized by U.S. Treasury Notes; 4.75%, 03/31/11, value of the collateral including accrued interest was $10,892,223 (cost $10,600,000)	4.50%	04/03/06		10,600	10,600,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
Federal Home Loan Bank	4.65%	04/03/06	$58,900	$58,900,000
Federal Home Loan Mortgage Disc. Note	4.65%	04/03/06	58,900	58,900,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $117,800,000)				117,800,000
U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Bills (n)	4.51%	06/01/06	115	114,159
U.S. Treasury Bills (n)	4.436%	06/01/06	17	16,875
U.S. Treasury Bills (n)	4.49%	06/15/06	800	792,750
U.S. Treasury Bills (n)	4.50%	06/15/06	20,380	20,195,316
U.S. Treasury Bills (n)	4.54%	06/15/06	22	21,801
U.S. Treasury Bills (n)	4.476%	06/15/06	150	148,641

TOTAL U.S. TREASURY OBLIGATION
(cost $21,288,230)				21,289,542

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 2.4%

Dryden Core Investment Fund - Taxable Money Market Series (cost $54,339,308)(w)			54,339,308	54,339,308

			Contracts/ Notional Amount

OUTSTANDING OPTIONS PURCHASED*

Call Options
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50%, Expires 06/02/06			100	1
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50%, Expires 08/07/06			4,600	3,128
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50%, Expires 10/04/06			2,020	4,646
Swap 3 Month LIBOR & Fixed 4.75%, Strike Price 4.75%, Expires 08/08/06			2,200	7,502
Swap 3 Month LIBOR & Fixed 4.80%, Strike Price 4.80%, Expires 12/22/06			5,100	79,713
Swap 3 Month LIBOR & Fixed 5.00%, Strike Price 5.00%, Expires 03/08/07			3,300	115,038
Swap 3 Month LIBOR & Fixed 5.00%, Strike Price 5.00%, Expires 03/08/07			6,300	219,618
Swap Option on 3 Month LIBOR, expiring 04/04/06 @ 4.50%			2,000	200
Swap Option on 3 month LIBOR, expiring 10/04/06 @ 4.50%			2,800	5,488
Swap Option on 3 month LIBOR, expiring 10/12/06 @ 4.25%			3,000	1,920
Swap Option on 3 Month LIBOR, expiring 10/18/06 @ 4.50%			5,800	16,298
Swap Option on 3 Month LIBOR, expiring 10/19/06 @ 4.25%			1,000	740

				454,292

Put Options
Eurodollar Futures, Strike Price $91.75, Expires 12/18/06			3,850	2,406
Eurodollar Futures, Strike Price $92.00, Expires 03/19/07			7,000	4,375
Eurodollar Futures, Strike Price $92.00, Expires 12/18/06			10,290	6,431
Eurodollar Futures, Strike Price $92.25, Expires 12/18/06			400	250
Eurodollar Futures, Strike Price $92.50, Expires 12/18/06			3,000	1,875
Eurodollar Futures, Strike Price $92.75, Expires 09/18/06			850	531
Eurodollar Futures, Strike Price $92.75, Expires 12/18/06			27,750	17,344
Eurodollar Futures, Strike Price $93.00, Expires 06/19/06			6,950	4,344
USD Vs JPY Strike Price $115.00, Expires 05/26/06			33,000	26,219
USD Vs JPY Strike Price $115.00, Expires 05/26/06			65,000	51,642

				115,417

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $1,820,074)				569,709

TOTAL SHORT-TERM INVESTMENTS
(cost $994,263,032)				994,280,906

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—105.9%
(cost $2,394,225,196) (p)				2,367,842,128

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Contracts/ Notional	Value

OUTSTANDING OPTIONS WRITTEN* — (0.2)%

PUT OPTIONS — (0.2)%

90 Day Libor Futures, Strike Price $95.50, Expires 12/25/06	60	(41,698)
Eurodollar Futures, Strike Price $95.00, Expires 09/18/06	540	(41,850)
Eurodollar Futures, Strike Price $95.00, Expires 12/18/06	2,120	(193,450)
Eurodollar Futures, Strike Price $95.25, Expires 09/18/06	2,760	(363,975)
Eurodollar Futures, Strike Price $95.25, Expires 12/18/06	17,670	(2,451,713)
Eurodollar Futures, Strike Price $95.50, Expires 09/18/06	670	(128,556)
Eurodollar Futures, Strike Price $95.50, Expires 12/18/06	2,400	(463,500)
Swap 6 Month LIBOR & Fixed 4.500%, Strike Price 4.50%, Expires 12/20/06	3,410	(163,272)
USD Vs JPY Strike Price $112.00, Expires 05/26/06	33,000	(8,824)
USD Vs JPY Strike Price $112.00, Expires 05/26/06	65,000	(17,381)

TOTAL PUT OPTIONS		(3,874,219)

CALL OPTIONS
Eurodollar Futures, Strike Price $95.50, Expires 09/18/06	670	(1,675)
Swap 3 Month LIBOR & Fixed 4.00%, Strike Price 4.00%, Expires 06/02/06	300	—
Swap 3 Month LIBOR & Fixed 4.53%, Strike Price 4.53%, Expires 08/07/06	2,000	(4,340)
Swap 3 Month LIBOR & Fixed 4.54%, Strike Price 4.54%, Expires 04/04/06	900	(90)
Swap 3 Month LIBOR & Fixed 4.54%, Strike Price 4.54%, Expires 10/04/06	840	(5,670)
Swap 3 Month LIBOR & Fixed 4.54%, Strike Price 4.54%, Expires 10/04/06	1,200	(8,100)
Swap 3 Month LIBOR & Fixed 4.78%, Strike Price 4.78%, Expires 08/08/06	900	(8,622)
Swap 3 Month LIBOR & Fixed 4.85%, Strike Price 4.85%, Expires 12/22/06	2,200	(86,086)
Swap 3 Month LIBOR & Fixed 5.04%, Strike Price 5.04%, Expires 03/08/07	1,400	(110,880)
Swap 3 Month LIBOR & Fixed 5.04%, Strike Price 5.04%, Expires 03/08/07	2,700	(213,840)
Swap Option on 3 Month LIBOR, expiring 10/12/06 @ 4.30%	1,300	(2,847)
Swap Option on 3 Month LIBOR, expiring 10/18/06 @ 4.56%	2,500	(21,925)
Swap Option on 3 Month LIBOR, expiring 10/19/06 @ 4.31%	400	(1,044)
U.S. Treasury Note Futures, Strike Price $105.00, Expires 05/26/06	6,510	(172,922)
U.S. Treasury Note Futures, Strike Price $108.00, Expires 05/26/06	640	(12,000)
U.S. Treasury Note Futures, Strike Price $110.00, Expires 05/26/06	800	(1,250)
U.S. Treasury Note Futures, Strike Price $109.00, Expires 06/06/06	3,270	(20,438)

TOTAL CALL OPTIONS		(671,729)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $4,261,983)		(4,545,948)

Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)

INVESTMENT SOLD SHORT — (1.9)%

Federal National Mortgage Assoc. — (1.9)%
Federal National Mortgage Assoc.	5.50%	04/13/35	$38,500	$(37,573,613)
Federal National Mortgage Assoc.	5.00%	04/13/36	5,000	(4,760,937)

TOTAL INVESTMENT SOLD SHORT
(proceeds $32,938,125)				(42,334,550)
TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT—103.8%
(proceeds $2,422,901,338)				2,320,961,630
LIABILITIES IN EXCESS OF OTHER ASSETS (u) — (3.8)%				(85,918,899)

NET ASSETS — 100.0%				$2,235,042,731

The following abbreviation is used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

BRB	Brady Bond
NR	Not Rated by Moodys or Standard & Poor’s

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	TBA	Securities Purchased on a Forward Commitment Basis

	TIPS	Treasury Inflation Protected Securities

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribtuion (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $244,546,881. The aggregate market value of $246,100,854 is approximately 11.0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments and/or principal repayment where applicable. Non-income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $5,977,852 have been segregated by the Portfolio to cover margin requirements for futures contracts open at March 31, 2006.

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Month	Trade Date	March 31, 2006	(Depreciation)

Long Positions:
2,396	Euro Dollar	Mar 07	$570,315,367	$567,822,050	$(2,493,317)
565	Euro Dollar	Mar 08	134,278,876	133,982,688	(296,188)
1,936	Euro Dollar	Jun 07	460,671,538	459,001,400	(1,670,138)
1,500	Euro Dollar	Sep 07	356,804,713	355,725,000	(1,079,713)
1,672	Euro Dollar	Dec 06	397,719,426	396,034,101	(1,685,325)
1,151	Euro Dollar	Dec 07	273,678,151	272,959,650	(718,501)
55	U.S. Treasury 5 Year Note	Jun 06	5,776,719	5,744,063	(32,656)
762	U.S. Treasury 10 Year Note	Jun 06	81,657,359	81,069,656	(587,703)
191	U.S. Treasury 30 Year Note	Jun 06	21,560,617	20,848,844	(711,773)

					$(9,275,314)

Short Positions:
559	Euro Bobl	Jun 06	$74,947,988	$74,564,495	$383,493

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Portfolio’s investments was $2,423,262,440; accordingly, net unrealized depreciation on investments for federal income tax purposes was $27,153,584 (gross unrealized appreciation - $10,858,264; gross unrealized depreciation - $38,011,848). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation), forward foreign currency contracts, interest rate and credit default swaps as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts

				In		Unrealized
Settlement			Contracts to	Exchange	Contracts	Appreciation
Month	Type		Receive	For	at Value	(Appreciation)

Jul 06	Buy	BRL	1,811,000	$781,721	$810,329	$28,608
Jul 06	Buy	CLP	447,441,000	847,828	847,705	(123)
Aug 06	Buy	CLP	621,000,000	1,164,448	1,176,250	11,802
Mar 07	Buy	CNY	17,084,575	2,210,000	2,206,789	(3,211)
Apr 06	Buy	EUR	3,337,411	4,046,611	4,044,465	(2,146)
May 06	Buy	GBP	4,450,000	7,807,690	7,733,967	(73,723)
Aug 06	Buy	IND	22,800,000	508,021	508,031	10
Sep 06	Buy	IND	34,455,000	763,123	766,666	3,543
May 06	Buy	JPY	4,823,444,000	41,201,673	41,243,942	42,269
Jul 06	Buy	KRW	991,100,000	1,012,360	1,022,939	10,579
Aug 06	Buy	KRW	1,287,251,000	1,334,769	1,329,599	(5,170)
Sep 06	Buy	KRW	1,012,438,000	1,043,751	1,046,502	2,751
Aug 06	Buy	MXP	14,060,000	1,322,547	1,277,729	(44,818)
Sep 06	Buy	MXP	5,620,000	522,426	510,012	(12,414)
May 06	Buy	PEN	1,580,000	480,462	467,827	(12,635)
Aug 06	Buy	PEN	2,060,000	625,569	608,584	(16,985)
Sep 06	Buy	PEN	1,762,000	527,703	520,322	(7,381)
May 06	Buy	PLZ	3,245,000	1,018,614	1,004,098	(14,516)
Sep 06	Buy	PLZ	1,700,000	531,250	528,147	(3,103)
Jul 06	Buy	RUB	12,909,000	460,921	465,753	4,832
Aug 06	Buy	RUB	35,995,000	1,278,232	1,298,634	20,402
Sep 06	Buy	RUB	15,289,000	552,548	551,447	(1,101)
Jul 06	Buy	SGD	765,000	474,272	475,697	1,425
Aug 06	Buy	SGD	2,243,000	1,386,022	1,396,559	10,537
Sep 06	Buy	SGD	860,000	533,929	536,133	2,204
Sep 06	Buy	SKK	57,362,000	1,861,398	1,865,134	3,736
Aug 06	Buy	TWD	31,666,000	996,726	990,262	(6,464)
Sep 06	Buy	TWD	16,682,000	525,087	523,081	(2,006)
May 06	Buy	ZAR	303,000	49,328	49,038	(290)
Aug 06	Buy	ZAR	739,000	119,790	118,979	(811)

				$75,988,819	$75,924,620	($64,199)

Sale Contracts

				In		Unrealized
Settlement			Contracts to	Exchange	Contracts	Appreciation
Month	Type		Deliver	For	at Value	(Depreciation)

Jul 06	Sell	BRL	1,031,485	$455,000	$461,536	(6,536)
Jul 06	Sell	CLP	542,993,750	1,025,000	1,028,736	(3,736)
May 06	Sell	CND	367,000	314,836	314,547	289
Apr 06	Sell	EUR	79,286,000	96,928,026	96,200,481	727,545
Jun 06	Sell	EUR	67,139,000	82,011,552	81,817,681	193,871
Aug 06	Sell	IND	30,955,150	685,000	689,745	(4,745)
May 06	Sell	JPY	113,791,000	972,382	972,996	(614)

Sep 06	Sell	KRW	1,666,637,000	1,715,000	1,722,711	(7,711)
Aug 06	Sell	MXP	10,062,324	910,000	914,433	(4,433)
Aug 06	Sell	PEN	2,732,975	805,000	807,401	(2,401)
May 06	Sell	PLZ	2,593,040	800,000	802,363	(2,363)
Aug 06	Sell	RUB	31,549,500	1,140,000	1,138,248	1,752
Aug 06	Sell	SGD	2,670,193	1,660,000	1,662,542	(2,542)
Sep 06	Sell	SKK	28,428,000	920,000	924,148	(4,148)
Aug 06	Sell	TWD	48,471,000	1,510,000	1,515,790	(5,790)
May 06	Sell	ZAR	710,872	115,000	115,049	(49)

				$191,966,796	$191,088,407	$878,389

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Interest rate swap agreements outstanding at March 31, 2006:

Description	Expiration Month		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%. (1)	Jun 08		4,700	(27,067)

Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (7)	Jun 11		23,100	(314,965)

Receive variable rate payments on three month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (2)	Dec 14		3,600	91,785

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%. (7)	Jun 16		1,500	(39,885)

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%. (7)	Dec 35		5,200	(46,365)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%. (8)	Jun 36		5,500	(326,583)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%. (7)	Jun 36		8,200	(503,421)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 2.145%. (5)	Oct 10	EUR	1,200	4,941

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 2.102%. (1)	Oct 10	EUR	5,300	10,545

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 2.090%. (6)	Oct 10	EUR	1,200	2,085

Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate. (1)	Jun 07	GBP	45,700	48,634

Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate. (g) (7)	Sep 09	GBP	24,800	(289,943)

Pay fixed rate payments of 4.00% and receive variable rate payments on the six month LIBOR floating rate. (3)	Dec 35	GBP	1,700	(4,976)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (4)	Jun 12	JPY	1,050,000	(166,469)

Receive varibale rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (5)	Jun 12	JPY	1,625,000	(260,395)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (2)	Jun 12	JPY	130,000	(20,780)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (2)	Jun 12	JPY	387,100	(63,496)

				$(1,906,355)

Broker/Counterparty:
(1)	Barclays Bank PLC
(2)	Goldman Sachs Capital Markets, L.P.
(3)	Merrill Lynch
(4)	Morgan Stanley Capital Services, Inc.
(5)	UBS AG
(6)	BNP Paribas
(7)	Lehman Brothers

Credit default swap agreements outstanding at March 31, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 4.7% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13. (g)(2)	Jun 07	$6,000	$107,740

Receive a fixed rate equal to 3.35% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13. (g)(1)	Jun 06	5,400	8,321

Receive a fixed rate equal to 4.75% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13. (2)	Jun 07	400	7,413

Receive a fixed rate equal to 4.75% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13. (g)(3)	Jun 07	700	12,973

Receive a fixed rate equal to 4.70% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0% due 10/01/13. (g)(2)	Jun 07	1,500	26,935

Receive a fixed rate equal to 1.40% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13. (g)(4)	Sep 06	6,700	(43,462)

Receive a fixed rate equal to 1.40% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13. (g)(4)	Dec 06	5,800	91,293

Receive a fixed rate equal to 1.950% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp.7.0%, due 10/01/13. (g) (5)	Sep 07	1,800	(40,257)

Receive a fixed rate equal to 1.90% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Corp. 6.875%, due 8/28/10 (g)(4)	Sep 06	3,500	(23,445)

Receive a fixed rate equal to 1.35% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 8/28/10. (g)(3)	Sep 06	4,000	(37,110)

Receive a fixed rate equal to 0.58% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5% due 03/31/30 (g)(4)	Jun 06	1,200	1,160

Receive a fixed rate equal to 0.92% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 7.50% due 04/08/33 (2)	Mar 16	100	(425)

Receive a fixed rate equal to 1.98% and the Portfolio will pay to the counterparty at par in the event of default of Federal Republic of Brazil 12.25% du 03/06/30 (3)	Mar 16	1,800	(33,589)

Receive a fixed rate equal to 0.92% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 7.50% due 04/08/33 (3)	Mar 16	1,200	(5,003)

			$72,544

Broker/Counterparty
(1)	ABN AMRO Bank NV
(2)	JPMorgan Chase Bank
(3)	Lehman Brothers, Inc.
(4)	Morgan Stanley Capital Services, Inc.
(5)	HSBC

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	MARCH 31, 2006 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS — 63.6%

ASSET-BACKED SECURITIES — 2.7%

Advanta Mortgage Loan Trust, Series 1994-4, Class A	Aaa		5.193%	11/25/29	$1,087	$1,087,697
Aegis Asset Backed Securities Trust, Series 2004-3, Class A2A	Aaa		5.018%	09/25/34	353	352,860
Argent Securities Inc., Series 2005-W2, Class A2A	Aaa		4.938%	10/25/35	6,860	6,861,267
Asset Backed Funding Certificates, Series 2005-He2, Class A2A	Aaa		4.928%	06/25/35	751	750,662
Bear Stearns Asset Backed Securities, Inc., Series 2003-3, Class A1	Aaa		5.018%	06/15/43	340	340,506
Centex Home Equity, Series 1999-3, Class A2	Aaa		5.218%	10/25/30	2,357	2,364,523
Centex Home Equity, Series 2004-B, Class AV3	Aaa		5.018%	03/25/34	46	46,396
Centex Home Equity, Series 2005-A, Class AV1	Aaa		4.938%	08/25/27	593	593,291
Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 2A2	Aaa		5.148%	01/25/33	8	7,702
Citigroup Mortgage Loan Trust, Inc., Series 2005-He3, Class A2A	Aaa		4.928%	09/25/35	526	526,516
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa		4.931%	07/25/32	90	89,929
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa		5.188%	08/25/32	105	104,842
FannieMae Grantor Trust, Series 2004-T5, Class A14	Aaa		5.302%	05/28/35	611	611,671
First Franklin Mortgage Loan, Series 2003 FF5, Class A2	Aaa		5.22%	03/25/34	169	168,460
First NLC Trust, Series 2005-2, Class AV1	Aaa		4.928%	09/25/35	877	876,789
Home Equity Asset Trust, Series 2005-8, Class 2A1	Aaa		4.928%	02/25/36	5,673	5,674,559
Home Equity Mortgage Trust, Series 2005-2, Class A2	Aaa		4.938%	07/25/35	2,174	2,173,917
Long Beach Mortgage Loan Trust, Series 2004-6, Class 1A1	AAA	(d)	5.018%	11/25/34	2,551	2,552,689
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A1	Aaa		4.938%	09/25/35	6,399	6,399,780
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class 2A1	Aaa		4.928%	06/30/35	3,689	3,689,533
Novaster Home Equity Loan, Series 2001-2, Class A2	Aaa		5.148%	09/25/31	185	184,716
People’s Choice Home Loan Securities Trust, Series 2005-2, Class 1A1	Aaa		4.928%	05/25/35	186	186,110
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa		5.318%	12/25/33	897	903,271
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa		5.178%	11/25/34	996	999,579
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF1	Aaa		4.948%	05/25/35	1,562	1,562,161
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AIIB	Aaa		5.148%	12/25/33	205	204,939
Residential Asset Mortgage Products, Inc., Series 2004-RS9, Class AII1	Aaa		4.978%	09/25/13	768	768,410
Structured Asset Investment Loan Trust, Series 2004-3, Class A5	AAA	(d)	5.018%	04/25/34	142	142,303
SVO Timeshare Mortgage Corp., Series 2001-AA, Class A 144A	Aaa		5.47%	10/20/13	892	889,649
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1A	Aaa		4.988%	02/25/18	641	641,203

TOTAL ASSET-BACKED SECURITIES (cost $41,693,829)						41,755,930

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.6%

AAA Trust, Series 2005-2, Class A1, 144A	Aaa		4.918%	11/26/35	645	645,280
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa		4.44%	02/25/45	3,834	3,733,419

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	MARCH 31, 2006 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date	Principal Amount (000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)

Bank of America Funding Corp., Series 2006-A, Class 1A1 (Vr)	AAA	(d)	4.626%	01/20/36	$4,096	$3,999,796
Bank of America Mortgage Securities, Series 2002-K, Class 2A1	AAA	(d)	5.447%	10/20/32	1,085	1,083,533
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa		4.815%	01/25/34	1,895	1,866,668
Bear Stearns Alt-A Trust, Series 2003-7, Class IIA1	Aaa		4.861%	02/25/34	608	608,714
Bear Stearns Trust, Series 2002-2, Class IIIA	Aaa		6.784%	06/25/31	154	152,682
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA	(d)	4.70%	12/25/35	8,252	8,139,989
Commercial Mortgage Pass Through Certificates, 144A	Aaa		4.929%	03/15/20	9,000	8,998,830
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA	(d)	6.25%	12/25/33	975	970,844
Countrywide Alternative Loan Trust, Series 2005-11, Class 2A8	Aaa		4.50%	06/25/35	846	829,921
Countrywide Home Loans, Series 2003-J7, Class 4A2	AAA	(d)	5.218%	08/25/18	671	674,454
Countrywide Home Loans, Series 2003-R4, Class 1A3, 144A	Aaa		6.00%	11/25/26	12,300	12,223,448
Countrywide Home Loans, Series 2003-R4, Class 2A, 144A	Aaa		6.50%	01/25/34	886	895,464
Countrywide Home Loans, Series 2004-25, Class 2A1	Aaa		5.158%	02/25/35	2,957	2,963,544
Countrywide Home Loans, Series 2005-11, Class 3A1	Aaa		5.045%	04/25/35	2,794	2,837,279
Countrywide Home Loans, Series 2005-3, Class 2A1	Aaa		5.108%	02/28/35	8,304	8,337,328
Countrywide Home Loans, Series 2005-R2, Class 1AF1, 144A	Aaa		5.158%	06/25/35	7,070	7,092,640
Credit Suisse First Boston USA, Inc., Series 2002, Class P-3A, 144A	Aaa		5.368%	09/27/32	2,015	2,022,289
Credit Suisse First Boston USA, Inc., Series 2003-8, Class 5A1	Aaa		6.64%	04/25/33	295	295,469
Fannie Mae, Series 1988-22, Class A	Aaa		4.54%	08/25/18	13	13,116
Fannie Mae, Series 1996-39, Class H	Aaa		8.00%	11/25/23	134	142,339
Fannie Mae, Series 2003-54, Class TH	Aaa		4.698%	05/25/09	468	466,092
Fannie Mae, Series 2003-67 Class Gn	Aaa		3.50%	01/25/25	982	958,458
Fannie Mae, Series 2003-83 Class A	Aaa		4.25%	04/25/28	7,823	7,701,415
Fannie Mae, Series 2004-11, Class A	Aaa		4.938%	03/25/34	625	625,434
Fannie Mae, Series 2004-41, Class PB	Aaa		3.50%	04/25/17	985	974,554
Federal National Mortgage Assoc.,	Aaa		4.689%	05/25/35	300	293,102
FHLMC Structured Pass Through Securities, Series T-57, Class 1A1	Aaa		6.50%	07/25/43	4,632	4,692,870
FHLMC Structured Pass Through Securities, Series T-59, Class 1A2	Aaa		7.00%	10/25/43	2,560	2,635,661
FHLMC Structured Pass Through Securities, Series T-62, Class 1A1	Aaa		4.678%	10/25/44	22,503	22,629,590
FHLMC Sttructured Pass Through Securities, Series T-61, Class 1A	Aaa		4.878%	07/25/44	6,828	6,858,956
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa		5.049%	08/15/32	6,557	6,568,486
Freddie Mac, Series 2538, Class CA	Aaa		5.00%	04/15/16	2,378	2,351,817
Freddie Mac, Series 2544, Class PN	Aaa		4.50%	03/15/26	1,508	1,491,572
Freddie Mac, Series 2572, Class HA	Aaa		5.00%	06/15/13	1,336	1,333,979
Freddie Mac, Series 2692, Class YB	Aaa		3.50%	05/15/16	16,413	16,053,555
Freddie Mac, Series 2737, Class XG	Aaa		4.00%	11/15/22	8,300	8,111,005
Freddie Mac, Series 2756, Class MA	Aaa		5.00%	06/15/16	6,074	6,062,590
Freddie Mac, Series 2828, Class EN	Aaa		4.50%	10/15/23	8,300	8,131,268
Freddie Mac, Series 2839, Class DG	Aaa		5.00%	06/15/16	1,533	1,527,913
Freddie Mac, Series 2887, Class LB	Aaa		5.00%	12/15/19	2,100	2,090,380
Freddie Mac, Series 2905, Class UY	Aaa		4.00%	10/15/23	728	712,534
Freddie Mac, Series 2957, Class HA	Aaa		5.00%	01/15/27	299	296,366

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date	Principal Amount (000)		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
GE Capital Commerical Mortgage Corp., Series 2002-3A, Class A1	AAA	(d)	4.229%	12/10/37	$3,262		$3,169,618
GMAC Mortgage Corporation Loan Trust, Series 2004-J4, Class A1	Aaa		5.50%	09/25/34	6,763		6,669,173
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa		6.50%	06/20/28	3,034		3,092,053
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 (g)	Aaa		5.048%	06/25/45	2,215		2,212,298
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aaa		6.00%	04/01/34	14,284		14,177,011
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa		3.409%	06/25/34	1,002		979,676
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa		4.541%	09/25/35	4,469		4,366,964
Saco I, Inc., Series 2004-2, Class A2	Aaa		5.008%	07/25/19	—	(r)	0
Sami, Series 2006-Ar3, Class A1	Aaa		5.04%	03/25/36	3,800		3,805,958
Small Business Investment Cos., Series 1997-P10B, Class 1	Aaa		7.31%	05/10/07	338		344,516
Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3	Aaa		5.45%	01/25/36	1,432		1,429,284
Structured Asset Securities Corp., Series 2005-S5, Class A1	Aaa		4.918%	08/25/35	6,856		6,856,433
Washington Mutual, Inc.,	Aaa		4.80%	12/25/27	2,188		2,186,216
Washington Mutual, Series 2002-AR11, Class A1	Aaa		5.127%	10/25/32	1,336		1,328,032
Washington Mutual, Series 2002-AR2, Class A	Aaa		4.546%	02/27/34	603		591,652
Washington Mutual, Series 2005-AR1, Class A1A	Aaa		4.85%	01/25/45	219		219,477
Washington Mutual, Series 2005-AR2, Class 2A1A	Aaa		5.128%	01/25/45	3,277		3,290,843

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $226,337,500)							225,813,847

CORPORATE BONDS — 12.9%
Airlines — 0.2%
United Air Lines, Inc., Pass-Thru Cert., Series 01-1, 144A (g)(i)	NR		6.831%	09/01/08	1,800		1,656,000
United Air Lines, Inc., Pass-Thru Cert., Series 01-1, 144A (g)(i)	NR		6.932%	09/01/11	1,100		1,108,250

							2,764,250

Automobile Manufacturers — 1.3%
DaimlerChrysler NA Holding Co.,	A3		4.99%	05/24/06	500		500,130
DaimlerChrysler NA Holding Co., Co. Gtd. Notes	A3		5.10%	03/07/07	8,980		8,983,206
DaimlerChrysler NA Holding Co., Co. Gtd. Notes	A3		6.40%	05/15/06	3,610		3,614,155
DaimlerChrysler NA Holding Co., Notes	A3		4.125%	03/07/07	4,600		4,549,938
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes	A3		5.30%	03/13/09	2,700		2,700,470

							20,347,899

Cable Television — 0.1%
CSC Holdings, Inc.,	B2		7.875%	12/15/07	2,277		2,322,540

Electric — 0.3%
CMS Energy Corp., Sr. Notes	B1		8.90%	07/15/08	1,900		2,018,750
PSE&G Power LLC, Gtd. Notes	Baa1		6.875%	04/15/06	2,700		2,700,937

							4,719,687

Electronic Components & Equipment — 2.3%
Dominion Resources, Inc., Sr. Notes	Baa1		4.819%	09/28/07	11,100		11,109,513
Entergy Gulf States, Inc., 1st Mortgage 144A	Baa		5.61%	12/08/08	6,300		6,302,759
Nisource Finance Corp., Co. Gtd. Notes	Baa3		3.20%	11/01/06	3,115		3,077,118
Nisource Finance Corp., Co. Gtd. Notes	Baa3		5.344%	11/23/09	4,300		4,313,859
Progress Energy, Inc., Sr. Unsec’d. Notes	A3		5.141%	11/14/08	7,400		7,401,717
Southwestern Public Service Co., Sr. Notes	Baa1		5.125%	11/01/06	2,900		2,893,896

							35,098,862

Entertainment & Leisure — 0.6%
Time Warner, Inc., Co. Gtd. Notes	Baa1		6.125%	04/15/06	4,925		4,925,980

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d)
Time Warner, Inc., Notes	Baa1	8.18%		08/15/07	$4,200	$4,349,356

						9,275,336

Financial - Bank & Trust — 1.1%
HSBC Finance Corp., Sr. Unsec’d. Notes	A1	5.04%		09/15/08	7,000	7,017,759
Riggs Capital Trust II Preferred Securities, Co. Gtd. Notes, 144A	A3	8.875%		03/15/27	850	910,559
Riggs Capital Trust II, Co. Gtd. Notes	A3	8.875%		03/15/27	1,560	1,671,144
Riggs Capital Trust, Co. Gtd. Notes	A3	8.625%		12/31/26	3,000	3,186,651
VTB Capital SA, Sr. Notes, 144A (Luxembourg)(l)	A2	5.241%		09/21/07	4,400	4,403,300

						17,189,413

Financial - Brokerage — 1.0%
Goldman Sachs Group, Inc., Notes	Aa3	4.67%		08/01/06	8,340	8,343,002
Goldman Sachs Group, Inc., Notes	Aa3	4.819%		06/28/10	6,400	6,426,765

						14,769,767

Financial Services — 3.4%
Bombardier Capital, Inc., Keepwell Agreement, 144A (g)	NR	7.09%		03/30/07	1,000	1,001,875
Citigroup, Inc., Notes	Aa1	4.541%		12/26/08	3,900	3,899,528
Federal Home Loan Mortgage Corp. (Step Bond)	Aaa	4.00	%(v)	08/25/09	1,165	1,142,388
Ford Motor Credit Co., Notes	Baa2	5.09%		03/13/07	2,000	1,938,600
Ford Motor Credit Co., Notes	Baa2	5.349%		09/28/07	1,400	1,343,705
Federal Home Loan Mortgage Corp., Notes	Aaa	4.48%		09/19/08	18,300	17,971,003
General Motors Acceptance Corp., Notes	Baa2	5.50%		01/16/07	2,900	2,854,026
General Motors Acceptance Corp., Notes	Baa2	5.62%		03/20/07	3,000	2,938,737
General Motors Acceptance Corp., Notes	Baa2	5.645%		05/18/06	50	49,857
Lehman Brothers Holdings, Inc.	A1	4.71%		12/23/10	4,200	4,204,507
MBNA America Bank NA	Baa1	6.50%		06/20/06	2,000	2,006,274
MBNA Europe Funding PLC, Bank Gtd., 144A (United Kingdom)(l)	Baa1	4.95%		09/07/07	9,800	9,804,273
Morgan Stanley, Sr. Notes	Aa3	4.825%		02/09/09	3,900	3,903,143

						53,057,916

Food — 0.6%
Heinz (H.J.) Co., Notes, 144A	Baa1	6.428%		12/01/20	5,700	5,800,719
Kroger Co., Sr. Notes	Baa2	7.625%		09/15/06	3,000	3,027,144

						8,827,863

Hotels & Motels — 0.5%
Host Marriott Corp., Co. Gtd. Notes	Ba3	9.25%		10/01/07	2,279	2,387,253
Mandalay Resort Group, Sr. Notes	Ba2	6.50%		07/31/09	900	898,875
Mirage Resorts, Inc., Notes	Ba2	6.75%		08/01/07	800	807,000
Mirage Resorts, Inc., Sr. Notes	Ba2	7.25%		10/15/06	589	592,681
Park Place Entertainment Corp.,	Ba1	9.375%		02/15/07	500	515,625
Park Place Entertainment Corp., Sr. Notes	Ba1	8.50%		11/15/06	1,760	1,789,054

						6,990,488

Medical Supplies & Equipment — 0.3%
HCA, Inc., Notes	Ba2	5.25%		11/06/08	500	491,404
HCA, Inc., Notes	Ba2	7.125%		06/01/06	4,200	4,210,265

						4,701,669

Oil & Gas — 0.2%
Transcontinental Gas Pipe Line Corp., Notes	Ba2	6.25%		01/15/08	750	756,563
Transcontinental Gas Pipe Line Corp., Notes, 144A	Ba2	5.88%		04/15/08	1,000	1,014,614
Williams Cos., Inc., Notes, 144A	B1	6.375%		10/01/10	700	693,000

						2,464,177

Retail & Merchandising — 0.2%
Delhaize America, Inc., Co. Gtd. Notes	Ba1	7.375%		04/15/06	740	740,334
JC Penney & Co., Notes	Ba1	6.50%		12/15/07	2,910	2,953,630

						3,693,964

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)
Telecommunications — 0.1%
Sprint Capital Corp., Co. Gtd. Notes	Baa2	4.78%	08/17/06	$2,000	$1,995,878

Utilities — 0.7%
CMS Energy Corp., Sr. Notes	B1	9.875%	10/15/07	1,750	1,861,563
Dominion Resources, Inc., Sr. Notes	Baa1	3.66%	11/15/06	1,400	1,385,465
Niagara Mohawk Power Corp., Notes	A3	7.75%	05/15/06	4,590	4,603,825
Ohio Edison Co., Notes, 144A	Baa2	5.647%	06/15/09	500	500,966
Ohio Edison Co., Sr. Notes	Baa2	4.00%	05/01/08	1,205	1,169,645
Public Service Enterprise Group, Inc., Notes	Baa2	4.875%	09/21/08	1,700	1,701,644

					11,223,108

TOTAL CORPORATE BONDS (cost $200,074,222)					199,442,817

FOREIGN GOVERNMENT BONDS (l)— 2.5%
Federal Republic of Brazil (Brazil)	Ba3	8.75%	02/04/25	25	28,625
Federal Republic of Brazil (Brazil)	Ba3	8.875%	10/14/19-04/15/24	50	57,775
Republic of Brazil (Brazil)	Ba3	7.875%	03/07/15	25	26,988
Republic of Brazil (Brazil)	B2	8.00%	01/15/18	1,377	1,491,979
Republic of Brazil (Brazil)	B1	4.25%	04/15/09	969	969,236
Republic of Brazil (Brazil)	B1	4.313%	04/15/12	306	305,735
Republic of Brazil (Brazil)	B1	10.271%	06/29/09	800	928,000
Republic of Brazil (Brazil)	B1	11.00%	01/11/12-08/17/40	2,590	3,201,970
Republic of Brazil (Brazil)	B1	12.00%	04/15/10	310	378,355
Republic of Brazil (Brazil) (BRB)	B2	4.25%	04/15/06	912	902,880
Republic of Brazil (Brazil) (BRB)	B1	4.313%	04/15/09-04/15/12	14,247	14,234,920
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	900	1,093,500
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	1,000	1,160,000
Republic of Panama (Panama)	Ba1	9.625%	02/08/11	3,000	3,457,500
Republic of Peru (Peru)	Ba3	5.00%	03/07/17	468	440,619
Republic of Peru (Peru)	Ba3	9.125%	01/15/08-02/21/12	2,375	2,603,750
Republic of Peru (Peru)	Ba3	9.875%	02/06/15	1,000	1,180,000
Republic of South Africa (South Africa)	Baa1	9.125%	05/19/09	2,650	2,908,375
Russian Federation (Russia)	Baa3	8.25%	03/31/10	1,250	1,322,125
United Mexican States (Mexico)	Baa1	8.125%	12/30/19	850	998,750
United Mexican States (Mexico)	Baa1	11.375%	09/15/16	150	211,425

TOTAL FOREIGN GOVERNMENT BONDS (cost $34,783,135)					37,902,507

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.7%
Federal Home Loan Bank	3.85%	12/21/07	320	313,482
Federal Home Loan Mortgage Corp.	4.559%	01/01/34	318	312,446
Federal Home Loan Mortgage Corp.	5.375%	07/01/29	242	248,273
Federal Home Loan Mortgage Corp.	6.00%	08/01/29-04/01/33	7,217	7,221,227
Federal Home Loan Mortgage Corp.	6.12%	12/01/26	59	59,820
Federal Home Loan Mortgage Corp.	8.50%	01/01/25	417	447,652
Federal National Mortgage Assoc.	3.854%	10/01/33	7,923	7,728,014
Federal National Mortgage Assoc.	4.586%	04/01/32	77	78,512
Federal National Mortgage Assoc.	4.897%	03/01/17	351	351,646

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
Federal National Mortgage Assoc.	5.00%	10/01/17-10/01/20	$54,617	$53,252,668
Federal National Mortgage Assoc.	5.025%	04/01/24	132	133,695
Federal National Mortgage Assoc.	5.08%	05/01/25	56	55,604
Federal National Mortgage Assoc.	5.50%	12/01/34-11/01/35	90,855	88,697,557
Federal National Mortgage Assoc.	5.654%	01/01/25	17	17,181
Federal National Mortgage Assoc.	5.774%	12/01/29	122	124,989
Federal National Mortgage Assoc.	6.00%	04/01/12-11/01/17	2,421	2,452,678
Government National Mortgage Assoc.	4.375%	05/20/24-06/20/26	576	579,113
Government National Mortgage Assoc.	4.75%	07/20/17-07/20/24	147	147,903
Government National Mortgage Assoc.	5.125%	11/20/29	512	516,750
Government National Mortgage Assoc.	6.50%	04/15/26-06/15/29	295	305,397
Government National Mortgage Assoc.	7.00%	01/15/24-08/15/25	96	100,412
Government National Mortgage Assoc.	8.00%	06/20/30-01/20/32	1,493	1,584,666
Government National Mortgage Assoc.	8.50%	10/15/29-01/15/31	376	403,998

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $169,380,994)				165,133,683

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.5%
Federal Home Loan Bank	2.30%	03/30/09	2,000	2,000,000
Federal Home Loan Bank	3.00%	07/17/08	1,000	980,517
Federal Home Loan Bank	3.125%	08/25/08	1,715	1,699,136
Federal Home Loan Bank	3.15%	08/13/07	2,680	2,611,092
Federal Home Loan Bank	3.50%	10/22/07-03/17/09	7,000	6,796,737
Federal Home Loan Bank	3.73%	01/04/08	1,400	1,368,241
Federal Home Loan Bank	4.01%	10/28/08	1,075	1,047,351
Federal Home Loan Bank	4.25%	07/30/09	5,571	5,410,821
Federal Home Loan Bank	4.50%	06/12/13	5,500	5,216,778
Federal Home Loan Bank	4.77%	06/13/06	41,900	41,892,751
Federal Home Loan Mortgage Corp.	4.00%	05/23/08	1,400	1,369,635
Federal Home Loan Mortgage Corp.	4.24%	07/30/09	19,700	19,143,514
Federal National Mortgage Assoc.	4.02%	05/07/09	755	730,743
Federal National Mortgage Assoc.	4.25%	07/30/09	23,525	22,846,539
Federal National Mortgage Assoc.	4.376%	09/22/06	18,200	18,196,742
Federal National Mortgage Assoc.	4.665%	05/22/06	64,700	64,681,496
Federal National Mortgage Assoc.	4.725%	09/07/06	28,000	27,995,408

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $224,087,768)				223,987,501

U.S. TREASURY OBLIGATION — 5.7%
U.S. Treasury Notes	3.50%	12/15/09	7,470	7,138,519
U.S. Treasury Notes	4.00%	03/15/10	10,600	10,287,385
U.S. Treasury Notes	4.625%	02/29/08	70,600	70,315,976

TOTAL U.S. TREASURY OBLIGATION (cost $88,428,992)				87,741,880

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Contracts	Value

OUTSTANDING OPTIONS PURCHASED*

Call Options
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50, Expires 04/04/06(g)	23,400,000	$234
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50, Expires 10/04/06(g)	31,600,000	6,194
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50, Expires 10/04/06(g)	54,700,000	12,581

		19,009

Put Option
U.S. Dollar vs. Japanese Yen, Strike Price 115, expiring 05/26/06, 144A(g)	21,300,000	169,228

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $899,655)		188,237

	Units

RIGHTS*
United Mexican States Value Recovery Rights Series D (Mexico)	5,500,000	77,000
United Mexican States Value Recovery Rights Series E (Mexico)	5,500,000	141,625

TOTAL RIGHTS (cost $0)		218,625

TOTAL LONG-TERM INVESTMENTS (cost $985,686,095)		982,185,027

	Interest Rate	Maturity Date		Principal Amount (000)

SHORT-TERM INVESTMENTS — 26.0%
CERTIFICATES OF DEPOSIT (n)— 4.6%
San Paolo IMI U.S. Financial Co.	4.76%	05/30/06		$31,000	30,998,695
Unicred Ital NY	4.883%	06/16/06		40,000	39,997,560

					70,996,255

COMMERCIAL PAPER (n)— 15.6%
Bank of Ireland, 144A (h) (cost $1,285,034; purchased 02/08/06)	4.605%	05/09/06		1,300	1,293,890
Barclays US Funding	4.46%	04/11/06		15,500	15,484,328
Citibank NA	4.72%	05/17/06		40,000	39,994,684
Cox Communications, Inc., 144A (h) (cost $2,259,000; purchased 01/13/06)	4.802%	07/17/06		2,259	2,224,508
Cox Communications, Inc., 144A (h) (cost $5,300,000; purchased 01/04/06)	4.99%	09/15/06		5,300	5,170,404
Danske Bank A/S, 144A (h) (cost $7,217,542; purchased 01/04/06)	4.42%	04/06/06		7,300	7,297,240
Danske Bank A/S, 144A (h) (cost $3,261,966; purchased 01/24/06)	4.51%	04/26/06		3,300	3,290,278
Fortis Funding, 144A (h) (cost $32,506,100; purchased 01/11/06)	4.49%	05/11/06		33,000	32,836,736
HBOS Treasury Services	4.71%	06/01/06		40,000	39,683,560
Progress Energy, Inc.	4.63%	04/28/06		4,300	4,285,905
Skandi Ensk Bank, 144A (h) (cost $2,966,663; purchased 01/10/06)	4.445%	04/10/06		3,000	2,997,328
Skandi Ensk Bank, 144A (h) (cost $35,158,303; purchased 03/29/06)	4.855%	06/29/06		35,600	35,595,892
UBS Finance, Inc.	4.44%	04/10/06		46,200	46,159,125
UBS Finance, Inc.	4.48%	05/10/06		4,200	4,179,776

					240,493,654

FOREIGN GOVERNMENT BONDS (n)— 5.1%
France Discount T-Bill Government (France)	2.606%	06/29/06	EUR	37,520	45,186,961
German Treasury Bill (Germany)	2.484%	06/14/06	EUR	25,000	30,143,423
German Treasury Bill (Germany)	2.759%	09/13/06	EUR	3,420	4,093,365

					79,423,749

U.S. TREASURY OBLIGATION (n)— 0.2%
U.S. Treasury Bill (k)	4.51%	06/01/06		3,000	2,978,052

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 0.5%

Dryden Core Investment Fund - Taxable Money Market Series (cost $8,634,532)(w)	8,634,532	$8,634,532

TOTAL SHORT-TERM INVESTMENTS (cost $402,041,673)		402,526,242

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—89.6% (cost $1,387,727,768)(p)		1,384,711,269

	Interest Rate	Maturity Date	Principal Amount (000)

INVESTMENTS SOLD SHORT* — (3.2)%

U.S. Government Agency Obligations
Federal National Mortgage Assoc.	5.00%	04/18/21	1,000	(974,688)
Federal National Mortgage Assoc.	5.50%	04/12/36	50,000	(48,796,900)

TOTAL INVESTMENTS SOLD SHORT (proceeds $49,999,583)				(49,771,588)

	Nominal Amount

OUTSTANDING OPTIONS WRITTEN*
CALL OPTIONS
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50, Expires 04/04/06	10,000,000	(100)
Swap 3 Month LIBOR & Fixed 4.50%, Strike Price 4.50, Expires 10/04/06	13,500,000	(9,112)
Swap 3 Month LIBOR & Fixed 4.54%, Strike Price 4.54, Expires 10/04/06	23,500,000	(15,863)
U.S. Dollar vs. Japanese Yen, Strike Price $112, Expires 05/26/06	21,300,000	(56,956)
U.S. Treasury Note Futures, Strike Price $113, Expires 05/26/06	14,700,000	(2,297)

TOTAL CALL OPTIONS (proceeds received $717,554)		(84,328)

PUT OPTION

U.S. Treasury Note Futures, Strike Price $104, Expires 05/26/06	14,700,000	(18,375)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium received $772,201)		(102,703)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—86.4% (Premium received $1,336,955,984)		1,334,836,978
OTHER ASSETS IN EXCESS OF LIABILITIES (x) — 13.6%		210,407,268

NET ASSETS — 100.0%		$1,545,244,246

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

	BRB	Brady Bond
	NR	Not Rated by Moody’s or Standard & Poor’s

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $89,954,608. The aggregate market value of $90,706,276 is approximately 5.87% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $2,978,052 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2006.

(i)	US$ Denominated Foreign Bonds.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Portfolio’s investments was $1,387,808,070; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,096,801 (gross unrealized appreciation - $5,217,920; gross unrealized depreciation - $8,314,721). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.
(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Depreciation

Long Positions:
725	Euro Dollar	Jun 06	173,809,688	171,815,938	(1,993,750)
1,432	Euro Dollar	Sep 06	341,100,225	339,151,300	(1,948,925)

					$(3,942,675)

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts
Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Mar 07	Buy	CNY	7,564,130	$980,000	$976,860	$(3,140)
Apr 06	Buy	EUR	34,350,000	41,877,551	41,689,802	(187,749)
May 06	Buy	JPY	1,889,463,000	16,106,306	16,156,278	49,972

				$58,963,857	$58,822,940	$(140,917)

Sale Contract

Settlement Month	Type		Contracts to Deliver	Exchange For	Contracts at Value	Unrealized Depreciation

Apr 06	Sell	EUR	99,032,000	$120,032,272	$120,415,478	$(383,206)

Interest rate swap agreements outstanding at March 31, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	Jun 08	73,400	$(419,022)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(2)	Jun 08	244,700	(1,397,207)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(3)	Jun 08	693,600	(4,555,678)

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(3)	Jun 08	164,600	5,038,323

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(4)	Jun 08	52,500	(302,342)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(5)	Jun 08	212,300	(888,615)

			$(2,524,541)

Brokers/Counterparties

(1)	Morgan Stanley Capital Services, Inc.

(2)	Goldman Sachs Capital Markets, L.P.

(3)	UBS AG

(4)	Barclays Bank PLC

(5)	Lehman Brothers, Inc.

Credit default swap agreements outstanding at March 31, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 08/28/12.(2)	Sep 06	$2,400	$(17,202)

Receive a fixed rate equal to 1.70% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 8/28/12.(2)	Sep 06	4,600	(35,127)

Receive a fixed rate equal to 0.58% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30. (2)	Jun 06	1,500	1,450

Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 08/28/12.(3)	Sep 06	3,500	(25,906)

Receive a fixed rate equal to 0.720% and the Portfolio will pay to the counterparty at par in the event of default of JSC GAZPROM LOAN PARTICIPATION NOTES: 10.5%, due 10/21/09; 7.8%, due 9/27/10; 9.625%, due 3/1/13; 5.875%, due 6/1/15; 8.625%, due 4/28/14. (1)	Apr 06	6,290	1,846

			$(74,939)

Broker/Counterparty

(1)	Credit Suisse First Boston

(2)	Morgan Stanley Capital Services, Inc.

(3)	Goldman Sachs Capital Markets, L.P.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS		March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

COMMERCIAL PAPER — 51.3%

Amsterdam Funding Corp.	4.625%	04/06/06	$27,000	$26,989,594
Amsterdam Funding Corp. 144A	4.66%	04/11/06	16,000	15,983,431
Barton Capital Corp. 144A	4.76%	05/03/06	15,000	14,940,500
CBA (Delaware) Finance (n)	4.00%	05/16/06	15,000	14,928,333
Citigroup Funding (n)	4.77%	05/08/06	7,788	7,751,883
Citigroup Funding (n)	4.77%	05/09/06	15,000	14,928,450
Falcon Asset Securities Corp. 144A	4.61%	04/04/06	11,261	11,256,953
Falcon Asset Securities Corp. 144A	4.61%	04/05/06	17,125	17,120,614
Falcon Asset Securities Corp. 144A	4.61%	04/06/06	36,493	36,478,981
Falcon Asset Securities Corp. 144A	4.625%	04/10/06	20,001	19,983,013
Fortis Funding LLC 144A	4.63%	04/10/06	88,157	88,077,634
Greenwich Capital Holdings Inc. (n)	4.68%	05/11/06	45,000	45,000,000
Long Lane Master Trust 144A	4.575%	04/03/06	36,207	36,207,000
Norddeutsche Landesbank 144A	4.62%	04/04/06	42,416	42,410,557
Norddeutsche Landesbank 144A	4.63%	04/04/06	45,530	45,524,144
Nordea North America	4.62%	04/06/06	2,208	2,207,150
PB Finance Delaware (n)	4.64%	04/07/06	53,600	53,572,366
PB Finance Delaware (n)	4.78%	04/27/06	30,000	29,904,400
Prudential PLC 144A	4.61%	04/06/06	25,194	25,184,321
Sanofi-Aventis 144A	4.745%	05/10/06	50,000	49,756,160
Sheffield Receivables 144A	4.61%	04/05/06	50,000	49,987,194
Sheffield Receivables 144A	4.61%	04/05/06	14,000	13,996,414
Sheffield Receivables 144A	4.76%	04/17/06	20,000	19,962,978
Triple A-1 Funding 144A	4.59%	04/03/06	10,099	10,099,000
Triple A-1 Funding 144A	4.78%	04/10/06	13,922	13,909,060
Triple A-1 Funding 144A	4.78%	04/12/06	7,190	7,181,408
Tulip Funding Corp. 144A	4.73%	04/18/06	50,000	49,901,458
Tulip Funding Corp. 144A	4.78%	04/28/06	25,000	24,917,014
UBS Finance LLC (n)	4.62%	04/07/06	19,950	19,939,759
Windmill Funding Corp. 144A	4.66%	04/11/06	5,180	5,174,636

				813,274,405

CERTIFICATES OF DEPOSIT — 18.2%

BNP Paribas NY Branch (c)	4.714%	06/19/06	40,000	39,998,110
Credit Suisse First Boston NY (c)	4.661%	05/09/06	69,000	69,000,275
HBOs Treasury Services PLC (c)	5.165%	03/14/07	50,000	50,000,000
Skandinaviska Enskilda Banken (c)	4.905%	02/01/07	10,000	10,000,402
State Street Bank and Trust (c)	4.88%	12/15/06	50,000	49,996,747
Wells Fargo & Co. (c)	4.80%	01/16/07	69,000	69,006,511

				288,002,045

AST MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS		March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS — 31.6%

American Express Credit Corp. MTN (c)	4.761%	04/05/07	$17,800	$17,817,614
American General Finance Corp. MTN 144A (c)(g)	4.779%	04/13/07	5,000	5,000,000
American Honda Finance Corp. MTN 144A (c)(g)	4.77%	08/11/06	20,000	20,004,460
American Honda Finance Corp. MTN 144A (c)(g)	4.81%	11/22/06	15,000	15,006,387
FleetBoston Financial Corp. (c)	4.875%	12/01/06	15,965	15,972,923
Goldman Sachs Group, MTN Inc. (c)	4.69%	01/09/07	45,704	45,756,225
HSBC Finance Corp. MTN (c)	4.651%	04/05/07	60,000	60,000,000
Irish Life & Permanent PLC MTN 144A (c)(g)	4.80%	04/20/07	2,000	2,000,000
Lehman Brothers Holdings, Inc. (c)	4.59%	06/02/06	18,000	18,002,796
Merrill Lynch & Co., Inc. MTN (c)	5.085%	12/22/06	11,500	11,513,710
Morgan Stanley (c)	4.708%	01/12/07	27,938	27,969,717
Morgan Stanley (c)	4.874%	02/15/07	45,000	45,056,730
National City Bank, Notes Cleveland (c)	5.01%	02/14/07	50,000	50,000,000
Nationwide Building Society 144A (c)(g)	5.025%	04/27/07	72,000	72,047,744
Nationwide Building Society MTN 144A (c)(g)	4.70%	04/05/07	5,000	5,000,000
Nordea Bank AB (c)	4.68%	04/09/07	40,000	40,000,000
Northern Rock PLC MTN 144A (c)(g)	4.651%	10/20/06	50,000	50,018,351

				501,166,657

TOTAL INVESTMENTS—101.1%
(cost $1,602,443,108) †				1,602,443,107
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%				(17,462,547)

NET ASSETS — 100.0%				$1,584,980,560

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

MTN	Medium Term Note

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rates shown are the effective yields at purchase date.

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.6%
Affiliated Registered Investment Companies
AST AllianceBernstein Growth & Income Portfolio	875,844	$18,138,722
AST Federated Aggressive Growth Portfolio	579,067	6,572,407
AST Large-Cap Value Portfolio	2,067,324	36,674,326
AST LSV International Value Portfolio	1,605,656	26,204,314
AST Marsico Capital Growth Portfolio	1,485,778	29,329,260
AST Small-Cap Value Portfolio	349,980	5,613,683
AST T. Rowe Price Large-Cap Growth Portfolio *	2,776,124	28,954,977
AST T. Rowe Price Natural Resources Portfolio	98,736	2,742,894
AST William Blair International Growth Portfolio	2,008,060	29,920,089

TOTAL INVESTMENTS (w) — 97.6% (cost $181,733,719) (p)		184,150,672
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		4,454,392

NET ASSETS — 100.0%		$188,605,064

*	Non-income producing security.

(p)

The United States federal income tax basis of the Portfolio’s investments was $181,735,511; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,415,161 (gross unrealized appreciation - $3,005,047; gross unrealized depreciation - $589,886).The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the co-manager of the Portfolios also serves as a manager of the underlying portfolio in which the Portfolio invests.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 91.5%
Affiliated Registered Investment Companies
AST AllianceBernstein Growth & Income Portfolio	3,908,388	$80,942,715
AST Federated Aggressive Growth Portfolio	2,803,648	31,821,403
AST High Yield Bond Portfolio	1,618,255	12,654,756
AST Large-Cap Value Portfolio	9,153,532	162,383,656
AST LSV International Value Portfolio	6,242,788	101,882,308
AST Marsico Capital Growth Portfolio	7,010,612	138,389,488
AST Money Market Portfolio	4,930,280	4,930,280
AST PIMCO Total Return Bond Portfolio	27,450,347	301,679,318
AST Small-Cap Value Portfolio	1,613,710	25,883,910
AST T. Rowe Price Global Bond Portfolio	710,263	7,727,662
AST T. Rowe Price Large-Cap Growth Portfolio *	13,088,476	136,512,809
AST T. Rowe Price Natural Resources Portfolio	474,102	13,170,560
AST William Blair International Growth Portfolio	8,554,001	127,454,608

TOTAL INVESTMENTS (w) — 91.5% (cost $1,147,765,702) (p)		1,145,433,473
OTHER ASSETS IN EXCESS OF LIABILITIES — 8.5%		106,008,487

NET ASSETS — 100.0%		$1,251,441,960

*	Non-income producing security.

(p)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as a manager of the underlying portfolios in which the Portfolio invests.

AST GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.3%
Affiliated Registered Investment Companies
AST AllianceBernstein Growth & Income Portfolio	5,800,935	$120,137,357
AST Federated Aggressive Growth Portfolio	4,055,784	46,033,151
AST High Yield Bond Portfolio	1,458,019	11,401,711
AST Large-Cap Value Portfolio	13,599,226	241,250,272
AST LSV International Value Portfolio	10,337,084	168,701,211
AST Marsico Capital Growth Portfolio	9,998,551	197,371,399
AST Money Market Portfolio	3,227,721	3,227,721
AST PIMCO Total Return Bond Portfolio	17,672,684	194,222,798
AST Small-Cap Value Portfolio	2,417,240	38,772,527
AST T. Rowe Price Global Bond Portfolio	561,908	6,113,564
AST T. Rowe Price Large-Cap Growth Portfolio *	18,808,367	196,171,264
AST T. Rowe Price Natural Resources Portfolio	566,661	15,741,843
AST William Blair International Growth Portfolio	12,863,701	191,669,145

TOTAL INVESTMENTS(w) — 94.3% (cost $1,423,664,195) (p)		1,430,813,963
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.7%		85,909,480

NET ASSETS — 100.0%		$1,516,723,443

*	Non-income producing security.

(p)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(w)	Prudential Investments LLC, the co-manager of the Portfolios also serves as a manager of the underlying Portfolios which the Portfolio invests.

1

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 88.8%
Affiliated Registered Investment Companies
AST Alliance Bernstein Growth & Income Portfolio	756,937	$15,676,161
AST Federated Aggressive Growth Portfolio	512,862	5,820,985
AST High Yield Bond Portfolio	455,771	3,564,131
AST Large-Cap Value Portfolio	1,771,399	31,424,617
AST LSV International Value Portfolio	1,343,186	21,920,789
AST Marsico Capital Growth Portfolio	1,310,715	25,873,513
AST Money Market Portfolio	2,114,481	2,114,481
AST PIMCO Total Return Bond Portfolio	8,002,287	87,945,129
AST Small-Cap Value Portfolio	277,831	4,456,409
AST T. Rowe Price Large-Cap Growth Portfolio *	2,456,664	25,623,002
AST T. Rowe Price Global Bond Portfolio	175,041	1,904,446
AST T. Rowe Price Natural Resources Portfolio	108,981	3,027,495
AST William Blair International Growth Portfolio	1,665,255	24,812,293

TOTAL INVESTMENTS(w) — 88.8%
(cost $255,640,584) (p)		254,163,451
OTHER ASSETS IN EXCESS OF LIABILITIES — 11.2%		32,145,225

NET ASSETS — 100.0%		$286,308,676

*	Non-income producing security.

(p)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as a manager of the underlying portfolios in which the Portfolio invests.

1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 85.6%
Affiliated Registered Investment Companies
AST AllianceBernstein Growth & Income Portfolio	131,879	$2,731,214
AST Federated Aggressive Growth Portfolio	106,457	1,208,282
AST High Yield Bond Portfolio	104,425	816,607
AST Large-Cap Value Portfolio	309,268	5,486,408
AST LSV International Value Portfolio	221,533	3,615,419
AST Marsico Capital Growth Portfolio	240,022	4,738,025
AST Money Market Portfolio	419,296	419,296
AST PIMCO Total Return Bond Portfolio	3,406,097	37,433,009
AST Small-Cap Value Portfolio	51,767	830,341
AST T. Rowe Price Global Bond Portfolio	43,971	478,401
AST T. Rowe Price Large-Cap Growth Portfolio *	448,931	4,682,351
AST T. Rowe Price Natural Resources Portfolio	30,718	853,340
AST William Blair International Growth Portfolio	242,720	3,616,533

TOTAL INVESTMENTS(w) — 85.6%
(cost $68,187,286) (p)		66,909,226
OTHER ASSETS IN EXCESS OF LIABILITIES — 14.4%		11,215,482

NET ASSETS — 100.0%		$78,124,708

*	Non-income producing security.

(p)	The cost of securities for federal income tax purpose is substantially the same as for financial reporting purposes.

(w)	Prudential Investments LLC, the co-manager of the Portfolios also serves as a manager of the underlying portfolios in which the Portfolio invests.

1

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 132.6%
COMMON STOCKS — 107.0%
Aerospace & Defense — 1.0%
AAR Corp. *	1,098	$31,271
Ceradyne, Inc.	636	31,736
United Industrial Corp.	779	47,465

		110,472

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	3,202	157,186

Airlines — 1.5%
Cathay Pacific Airways, Ltd. (Hong Kong)	91,000	159,502

Automobiles — 2.9%
Daimlerchrysler AG (Germany)	1,001	57,468
General Motors Corp.	9,119	193,961
Honda Motor Ltd.	1,892	58,576

		310,005

Automotive Parts — 1.6%
GKN PLC * (United Kingdom)	28,348	163,763

Biotechnology — 2.1%
Digene Corp. *	1,601	62,599
Gilead Sciences, Inc. *	2,509	156,110

		218,709

Building Products — 0.8%
Universal Forest Products, Inc.	1,286	81,648

Chemicals — 2.1%
BASF AG, ADR (Germany)	735	57,624
Bayer AG, ADR (Germany)	1,381	55,309
H.B. Fuller Co.	2,041	104,785

		217,718

Commercial Services & Supplies — 0.6%
American Ecology Corp.	1,235	25,169
Mobile Mini, Inc. *	1,128	34,878

		60,047

Computers & Peripherals — 7.5%
Apple Computer, Inc. *	5,324	333,921
SanDisk Corp.	6,043	347,593
Western Digital Corp. *	5,529	107,429

		788,943

Conglomerates — 1.6%
Citic Pacific Ltd. (Hong Kong)	56,000	168,163

Construction & Engineering — 1.4%
Insituform Technologies, Inc. (Class “A” Stock)	1,860	49,476
McDermott International, Inc. *	1,767	96,213

		145,689

Construction Materials — 1.0%
Eagle Materials, Inc.	660	42,081
Lafarge SA	2,115	60,172

		102,253

	Shares	Value

COMMON STOCKS (Continued)
Consumer Finance — 0.3%
Asta Funding, Inc.	952	$31,664

Distributors — 0.4%
Building Material Holding Corp.	1,077	38,384

Diversified Telecommunication Services — 8.0%
AT&T, Inc.	6,712	181,493
BCE, Inc.	2,291	55,121
BT Group PLC (United Kingdom)	46,810	180,548
Deutsche Telekom AG, ADR (Germany)	3,519	59,190
France Telecom SA	2,544	57,189
Nippon Telegraph & Telephone, Inc., ADR (Japan)	2,561	55,190
Telecom Italia SpA	2,062	60,210
Verizon Communications, Inc.	5,496	187,194

		836,135

Electric Utilities — 0.5%
Korea Electric Power Co., ADR (South Korea)	2,501	54,022

Electrical Equipment — 0.6%
General Cable Corp. *	1,035	31,391
Lamson & Sessions Co. *	1,177	32,756

		64,147

Electronic Equipment & Instruments — 1.1%
Brightpoint, Inc. *	1,193	37,055
Daktronics, Inc.	1,380	50,370
LoJack Corp. *	1,150	27,577

		115,002

Energy Equipment & Services — 5.7%
Dril-Quip, Inc. *	1,437	101,812
Parker Drilling Co.	7,200	66,744
Patterson-UTI Energy, Inc.	3,441	109,974
Schlumberger Ltd.	1,812	229,345
W-H Energy Services, Inc. *	2,033	90,448

		598,323

Financial Services — 2.2%
BOC Hong Kong (Holdings) Ltd. (Hong Kong)	84,000	168,885
ING Groep NV, ADR (Netherlands)	1,478	58,233

		227,118

Food and Beverage — 1.7%
Compass Group PLC (United Kingdom)	44,332	175,804

Healthcare Equipment & Supplies — 5.8%
Arthrocare Corp. *	1,769	84,593
Cutera, Inc. *	838	22,726
Intermagnetics General Corp.	2,934	73,497
Intuitive Surgical, Inc.	714	84,252
Molecular Devices Corp. *	2,074	68,774
Somanetics Corp. *	734	16,207
Thoratec Corp. *	3,564	68,678

1

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Varian Medical Systems, Inc. *	3,386	$190,158

		608,885

Health Care Providers & Services — 5.0%
Eclipsys Corp. *	3,371	79,590
Express Scripts, Inc. *	4,178	367,246
Per-Se Technologies, Inc. *	2,785	74,248

		521,084

Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp. *	4,303	161,965

Household Durables — 2.1%
Garmin Ltd.	2,014	159,972
Matsushita Electric Industrial Co. Ltd., ADR (Japan)	2,632	58,273

		218,245

Industrial Conglomerates — 1.9%
General Electric Co.	5,634	195,951

Industrial Products — 1.6%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	54,000	171,552

Insurance — 3.7%
Aegon NV	3,368	62,072
Allianz AG	3,433	57,297
Navigators Group, Inc. *	1,155	57,288
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	74,086	177,308
Tower Group, Inc.	1,427	32,964

		386,929

Internet Software & Services — 1.6%
Google, Inc., (Class “A” Stock) *	431	168,090

IT Services — 0.5%
Gevity HR, Inc.	2,289	55,989

Machinery — 3.0%
American Science & Engineering, Inc. *	560	52,304
JLG Industries, Inc.	2,227	68,569
Joy Global, Inc.	3,337	199,453

		320,326

Media — 0.6%
Vivendi Universal SA	1,843	63,031

Metals & Mining — 1.4%
POSCO, ADR (South Korea)	951	60,674
Reliance Steel & Aluminum Co.	884	83,025

		143,699

Oil, Gas & Consumable Fuels — 5.7%
Atlas America, Inc.	863	41,260
Carrizo Oil & Gas, Inc. *	1,711	44,469
Encana Corp.	1,345	62,852
ENI SpA, ADR (Italy)	2,470	110,170
EOG Resources, Inc.	3,091	222,552
Norsk Hydro ASA	476	65,850

Oil, Gas & Consumable Fuels (cont’d.)
Repsol SA	1,984	$56,544

		603,697

Personal Products — 0.2%
Parlux Fragrances, Inc. *	655	21,124

Pharmaceuticals — 1.9%
Bentley Pharmaceuticals, Inc.	1,498	19,699
Pfizer, Inc.	7,072	176,234

		195,933

Real Estate — 2.5%
Hang Lung Properties Ltd. (Hong Kong)	94,000	178,692
Trammell Crow Co. *	2,462	87,795

		266,487

Road & Rail — 0.2%
Celadon Group, Inc. *	1,041	22,787

Semiconductors & Semiconductor Equipment — 11.5%
Advanced Energy Industries, Inc. *	3,397	48,000
Advanced Mirco Devices, Inc. *	5,388	178,666
Broadcom Corp., (Class “A” Stock) *	8,085	348,949
Lam Research Corp.	2,717	116,831
Nvidia Corp. *	7,337	420,117
Omnivision Technologies, Inc. *	1,312	39,622
STMicroelectronics NV	3,278	60,282

		1,212,467

Software — 3.1%
Adobe Systems, Inc.	4,054	141,566
Advent Software, Inc.	2,157	61,302
Ansoft Corp. *	804	33,519
Blackboard, Inc. *	1,884	53,524
SPSS, Inc. *	1,246	39,448

		329,359

Specialty Retail — 1.9%
Charlotte Russe Holding, Inc. *	1,522	32,571
Dress Barn, Inc.	787	37,737
Guess? Inc. *	1,165	45,563
Hibbett Sporting Goods, Inc. *	2,467	81,386

		197,257

Textiles, Apparel & Luxury Goods — 1.0%
Gildan Activewear, Inc. *	1,474	70,044
Steven Madden Ltd. *	952	33,796

		103,840

Trading Companies & Distributors — 1.3%
Fastenal Co.	2,854	135,108

Wireless Telecommunication Services — 2.9%
NTT DoCoMo, Inc., ADR (Japan)	3,747	55,343
Vodafone Group PLC, ADR (United Kingdom)	88,359	184,986

2

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC, ADR (United Kingdom)	2,876	$60,109

		300,438

TOTAL COMMON STOCKS
(cost $11,140,354)		11,228,940

Interest Rate	Maturity Date	Moody's Ratings	Principal Amount (000)	Value

CORPORATE BONDS — 25.6%
Biotechnology — 1.8%
Amgen, Inc., Sr. Notes
4.85%	11/18/14	A2	$200	190,105

Conglomerates — 2.0%
Unilever Capital Corp., Gtd. Notes
7.125%	11/01/10	A1	200	212,829

Financial - Bank & Trust — 3.7%
Citigroup, Inc., Notes
3.50%	02/01/08	Aa1	200	193,990
HSBC Finance Corp., Notes Notes.
5.50%	01/19/16	Aa3	200	195,398

				389,388

Financial Services — 5.9%
General Electric Capital Corp., Unsecd. Notes
6.00%	06/15/12	Aaa	200	205,399
Goldman Sachs, Gtd. Notes
6.345%	02/15/34	Aa3	200	198,332
Morgan Stanley Dean Witter, Unsub. Notes
6.75%	04/15/11	Aa3	200	210,530

				614,261

Oil, Gas & Consumable Fuels — 4.1%
Conoco, Inc., Sr. Notes
6.95%	04/15/29	Aa1	200	226,259
Kinder Morgan, Inc., Sr. Notes
6.50%	09/01/12	Baa2	200	206,910

				433,169

Retail & Merchandising — 2.0%
Wal Mart Stores, Inc., Sr. Notes
6.875%	08/10/09	Aa2	200	209,689

Telecommunications — 2.0%
GTE Corp., Debs.
6.84%	04/15/18	Baa1	200	208,459

Utilities — 4.1%
Duke Energy Corp., 1St Mortgage
3.75%	03/05/08	A2	200	194,321
Progress Energy, Sr. Notes Sr. Notes
7.75%	03/01/31	Baa1	200	232,495

				426,816

TOTAL CORPORATE BONDS
(cost $2,713,636)				2,684,716

TOTAL LONG-TERM INVESTMENTS
(cost $13,853,990)				13,913,656

	Shares	Value

SHORT-TERM INVESTMENT — 38.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $4,062,418)(w)	4,062,418	$4,062,418

TOTAL INVESTMENTS — 171.3%
(cost $17,916,408)(p)		17,976,074
LIABILITIES IN EXCESS OF OTHER ASSETS — (71.3)%		(7,480,572)

NET ASSETS — 100.0%		$10,495,502

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 55.3%
COMMON STOCKS — 35.7%
Aerospace & Defense — 0.2%
AAR Corp. *	629	$17,914
Ceradyne, Inc.	365	18,213
United Industrial Corp.	199	12,125

		48,252

Airlines — 0.5%
Cathay Pacific Airways Ltd. (Hong Kong)	54,000	94,649

Automobile Manufacturers — 1.0%
Daimlerchrysler AG, ADR (Germany)	765	43,919
General Motors Corporation.	5,222	111,072
Honda Motor Ltd.	1,444	44,706

		199,697

Automotive Parts — 0.5%
GKN PLC * (United Kingdom)	17,038	98,426

Biotechnology — 0.1%
Digene Corp. *	407	15,914

Building Products — 0.1%
Universal Forest Products, Inc.	327	20,761

	561	43,982
Chemicals — 2.2%
BASF AG, ADR (Germany)	1,054	42,213
Bayer AG, ADR (Germany)	2,150	110,037
Eastman Chemical Co.	519	26,646
H.B. Fuller Co.	2,451	105,025
Lubrizol Corp. (The)	5,070	100,893

Lyondell Chemical Co.		428,796

Commercial Banks — 1.7%
Citizens Banking Corp.	4,005	107,534
Comerica, Inc.	1,850	107,245
FNB Corp.	6,432	109,987

		324,766

Commercial Services — 0.7%
American Ecology Corp.	314	6,399
Donnelley, (R.R.) & Sons Co.	3,151	103,101
Mobile Mini, Inc. *	575	17,779

		127,279

Computers & Peripherals — 1.5%
Apple Computer, Inc. *	1,742	109,258
SanDisk Corp.	1,978	113,775
Western Digital Corp. *	3,167	61,535

		284,568

Conglomenates — 0.5%		102,099

Citic Pacific Ltd. (Hong Kong)	34,000	102,099

Construction & Engineering — 0.3%
Insituform Technologies, Inc., (Class “A” Stock)	473	12,582
McDermott International, Inc. *	1,011	55,049

		67,631

Construction Materials — 0.4%
Eagle Materials, Inc.	378	24,101

Construction Materials (cont’d.)
Lafarge Coppee SA (Germany)	1,615	$45,947

		70,048

Consumer Finance
Asta Funding, Inc.	242	8,049

Distribution/Wholesale — 0.1%
Building Material Holding Corp.	274	9,765

Diversified Financial Services — 0.8%
ING Groep N.V., ADR (Netherlands)	1,128	44,443
JPMorgan Chase & Co.	2,578	107,348

		151,791

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	3,844	103,942
BCE, Inc.	1,749	42,081
BT Group PLC (United Kingdom)	28,134	108,514
Deutsche Telekom AG, ADR (Germany)	2,686	45,179
France Telecom SA (France)	1,942	43,656
Nippon Telegraph & Telephone, ADR (Japan)	1,955	42,130
Telecom Italia SPA (Italy)	1,575	45,990
Verizon Communications, Inc.	3,147	107,187

		538,679

Electric Utilities — 2.0%
Duquesne Light Holdings, Inc.	6,113	100,865
E. on AG, ADR (Germany)	1,145	41,907
Entergy Corp.	1,463	100,859
FirstEnergy Corp.	2,076	101,516
Korea Electric Power Co., ADR (South Korea)	1,910	41,256

		386,403

Electrical Equipment — 0.2%
General Cable Corp. *	592	17,955
Lamson & Sessions Co. *	674	18,758

		36,713

Electronic Equipment & Instruments — 0.2%
Brightpoint, Inc. *	683	21,214
Daktronics, Inc.	351	12,812
LoJack Corp. *	293	7,026

		41,052

Energy Equipment & Services — 1.0%
Dril-Quip, Inc. *	366	25,931
Parker Drilling Co.	1,833	16,992
Schlumberger Ltd.	1,038	131,380

1

AST FIRST TRUST BALANCED TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
W-H Energy Services, Inc. *	517	$23,001

		197,304

Financial Services — 0.5%
Boc Hong Kong Holdings Ltd. (Hong Kong)	50,000	100,526

Food & Beverage — 0.5%
Compass Group PLC (United Kingdom)	26,645	105,664

Gas & Pipeline Utilities — 0.5%
Nicor, Inc.	2,470	97,713

Healthcare Equipment & Supplies — 1.0%
Arthrocare Corp. *	450	21,519
Cutera, Inc. *	213	5,777
Intermagnetics General Corp.	747	18,712
Molecular Devices Corp. *	806	26,727
Somanetics Corp. *	187	4,129
Thoratec Corp. *	907	17,478
Varian Medical Systems, Inc. *	1,939	108,894

		203,236

Healthcare Providers & Services — 0.8%
Eclipsys Corp. *	858	20,257
Express Scripts, Inc. *	1,368	120,247
Per-Se Technologies, Inc. *	709	18,902

		159,406

Household/Personal Care — 0.8%
La-Z-Boy, Inc.	6,649	113,033
Matsushita Electric Industrial, ADR (Japan)	2,009	44,479

		157,512

Industrial Conglomerates — 0.6%
General Electric Co.	3,227	112,235

Industrial Products — 0.5%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	32,000	101,661

Insurance — 2.2%
Aegon NV (Netherlands)	2,571	47,384
Allianz AG (Germany)	2,622	43,761
Cincinnati Financial Corp.	2,391	100,589
Navigators Group, Inc. *	294	14,582
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	44,527	106,566
Tower Group, Inc.	363	8,385
Unitrin, Inc.	2,193	101,997

		423,264

IT Services — 0.1%
Gevity HR, Inc.	583	14,260

Machinery — 0.9%
American Science & Engineering, Inc. *	143	13,356
JLG Industries, Inc.	1,276	39,288

Joy Global, Inc.	1,911	$114,221

		166,865

Media — 0.2%
Vivendi Universal SA (France)	1,407	48,119

Metals & Mining — 0.5%
POSCO, ADR (South Korea)	726	46,319
Reliance Steel & Aluminum Co.	506	47,523

		93,842

Multi-Utilities & Unregulated Power — 1.1%
Energy East Corp.	4,233	102,862
SCANA Corp.	2,601	102,063

		204,925

Oil, Gas & Consumable Fuels — 2.3%
Atlas America, Inc.	329	15,729
Carrizo Oil & Gas, Inc. *	436	11,332
Encana Corp.	1,027	47,992
ENI SpA, ADR (Italy)	741	42,222
EOG Resources, Inc.	1,770	127,440
Marathon Oil Corp.	1,502	114,407
Norsk Hydro ASA (Norway)	364	50,356
Repsol YPF SA, ADR (Spain)	1,515	43,178

		452,656

Personal Products
Parlux Fragrances, Inc. *	167	5,386

Pharmaceuticals — 0.5%
Bentley Pharmaceuticals, Inc.	381	5,010
Pfizer, Inc.	4,050	100,926

		105,936

Real Estate — 0.7%
Hang Lung Properties Ltd. (Hong Kong)	56,000	106,455
Trammell Crow Co. *	627	22,359

		128,814

Road & Rail
Celadon Group, Inc. *	264	5,779

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc. *	865	12,222
Advanced Mirco Devices, Inc. *	3,085	102,299
Broadcom Corp., (Class “A” Stock) *	2,646	114,201
Nvidia Corp. *	2,383	136,451
Omnivision Technologies, Inc. *	751	22,680
STMicroelectronics NV (Netherlands)	2,502	46,012

		433,865

Software — 0.2%
Advent Software, Inc.	549	15,603
Ansoft Corp. *	205	8,546
Blackboard, Inc. *	480	13,637

2

AST FIRST TRUST BALANCED TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Software (cont’d.)
SPSS, Inc. *	318	$10,068

		47,854

Specialty Retail — 0.4%
Charlotte Russe Holding, Inc. *	388	8,303
Dress Barn, Inc.	451	21,626
Guess?, Inc. *	667	26,086
Hibbett Sporting Goods, Inc. *	628	20,718

		76,733

Textiles, Apparel & Luxury Goods — 0.3%	844	40,107
Gildan Activewear, Inc. *	242	8,591

Madden Steven Ltd. *		48,698

Thrifts & Mortgage Finance — 0.5%
Washington Mutual, Inc.	2,484	105,868

Wireless Telecommunication Services — 1.6%
Alltel Corp.	1,679	108,715
NTT Docomo, Inc., ADR (Japan)	2,861	42,257
Vodafone Group PLC (United Kingdom)	53,106	111,182
Vodafone Group PLC, ADR (United Kingdom)	2,196	45,896

		308,050

TOTAL COMMON STOCKS (cost $6,981,423)		6,961,509

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE BONDS — 19.6%
Aerospace — 1.2%
United Technologies Corp., Sr. Notes Sr. Notes
4.875%	05/01/15	A2	$250	238,789

Biotechnology — 1.2%
Amgen, Inc., Sr. Notes
4.85%	11/18/14	A2	250	237,631

Conglomerates — 1.4%
Unilever Capital Corp., Co. Gtd.
7.125%	11/01/10	A1	250	266,037

Electric Utilities — 1.3%
Duke Energy Corp., 1St Mortgage
3.75%	03/05/08	A2	250	242,902

Electronic Components — 1.5%
Progress Energy, Sr. Notes Sr. Notes
7.75%	03/01/31	Baa2	250	290,618

Financial - Bank & Trust — 2.5%
Citigroup, Inc., Notes
3.50%	02/01/08	Aa1	250	242,488

HSBC Finance Corp., Notes Notes.
5.50%	01/19/16	Aa3	240	$234,478

				476,966

Financial Services — 3.9%
General Electric Capital Corp., Unsec’d. Notes
6.00%	06/15/12	Aaa	250	256,748
Goldman Sachs, Co. Gtd. Notes
6.345%	02/15/34	A1	250	247,916
Morgan Stanley Dean Witter, Unsub. Notes
6.75%	04/15/11	Aa3	250	263,162

				767,826

Oil, Gas & Consumable Fuels — 2.7%
Conoco, Inc., Sr. Notes
6.95%	04/15/29	A1	250	282,823

Kinder Morgan, Inc., Sr. Notes
6.50%	09/01/12	Baa2	240	248,292

				531,115

Retail & Merchandising — 1.3%
Wal-Mart Stores, Inc., Sr. Notes
6.875%	08/10/09	Aa2	250	262,111

Telecommunications — 2.6%
GTE Corp., Deb.
6.84%	04/15/18	Baa1	250	260,574
SBC Communications, Notes Notes
5.10%	09/15/14	A2	250	237,284

				497,858

TOTAL CORPORATE BONDS (cost $3,862,635)				3,811,853

TOTAL LONG-TERM INVESTMENTS (cost $10,844,058)				10,773,362

	Shares	Value

SHORT-TERM INVESTMENT — 12.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,341,836)(w)	2,341,836	2,341,836

TOTAL INVESTMENTS — 67.3% (cost $13,185,894) (p)		13,115,198

OTHER ASSETS IN EXCESS OF LIABILITIES — 32.7%		6,359,554

NET ASSETS — 100.0%		$19,474,752

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

* Non-income producing security.

AST FIRST TRUST BALANCED TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

(p)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

4

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 72.4%
COMMON STOCKS — 49.4%
Aerospace & Defense — 1.4%
General Dynamics Corp.	2,814	$180,039
Honeywell International, Inc.	2,200	94,094
Lockheed Martin Corp.	2,721	204,429
Raytheon Co.	1,300	59,592
United Technologies Corp.	2,072	120,114

		658,268

Agriculture/Heavy Equipment — 0.2%
Altria Group, Inc.	600	42,516
Syngenta AG (Switzerland)	300	42,159

		84,675

Airlines — 0.3%
Cathay Pacific Air (Hong Kong)	22,000	38,561
Gol- Linhas Aereas Inteligentes SA ADR (Brazil)	400	10,720
Qantas Airways Ltd. (Australia)	14,800	37,507
Ryanair Holdings PLC, ADR * (Ireland)	800	43,760
Singapore Airlines Ltd. (Singapore)	3,000	25,993

		156,541

Auto Parts & Related — 0.1%
Compagnie Generale des Establissements Michelin (Class “B” Stock) (France)	800	50,268

Automobile Manufacturers — 1.5%
Daimler-Chrysler AG (Germany)	600	34,465
General Motors Corp.	1,300	27,651
Honda Motor Co. Ltd. (Japan)	1,000	61,937
Nippon Unipac Group, Inc. (Japan)	10	43,246
Nissan Motor Co. Ltd. (Japan)	3,800	45,135
PSA Peugeot Citroen SA (France)	600	37,810
Renault SA * (France)	300	31,902
Toyota Motor Corp. (Japan)	3,500	191,207
Toyota Motor Corp., ADR	1,690	184,041
Volkswagen, AG (Germany)	300	22,653

		680,047

Automotive Parts — 0.5%
Continental AG (Germany)	500	55,049
Denso Corp. (Japan)	2,400	94,817
Georg Fischer AG * (Switzerland)	70	31,197
GKN PLC * (United Kingdom)	5,100	29,462
Yokohama Rubber Co. Ltd. (Japan)	4,000	20,799

		231,324

Banking — 1.1%
Bank of America Corp.	2,900	132,066
Barclays PLC (United Kingdom)	6,900	80,740
Bumiputra-Commerce Holdings BHD (Malaysia)	11,200	19,158

EFG International * (Switzerland)	600	$16,569
HBOS PLC (United Kingdom)	11,400	190,340
Standard Chartered PLC (United Kingdom)	2,300	57,223

		496,096

Beverages — 0.3%
Anheuser-Busch Cos., Inc.	1,600	68,432
Asahi Breweries Ltd. (Japan)	2,900	41,147
Coca Cola Hellenic Bottling Co.SA (Greece)	1,200	37,344

		146,923

Biotechnology — 0.4%
Genentech, Inc. *	2,122	179,330

Broadcasting
Modern Times Group AB (Class “B” Stock) (Sweden)	300	14,098

Building Materials — 0.1%
Hanson PLC (United Kingdom)	4,000	52,400

Business Services — 0.1%
Chiyoda Corp. (Japan)	1,000	23,279
Grupo Ferrovial SA (Spain)	300	24,249
KK DaVinci Advisors * (Japan)	7	9,516

		57,044

Capital Markets — 0.8%
Goldman Sachs Group, Inc.	1,217	191,020
Schwab, (Charles) Corp.	2,300	39,583
UBS AG (Switzerland)	1,200	131,815

		362,418

Chemicals — 0.9%
Asahi Kasei Corp. (Japan)	5,000	35,642
BASF AG (Germany)	1,000	78,407
Bayer AG (Germany)	600	24,038
Cytec Industries, Inc.	2,064	123,861
Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	5,000	22,345
Dow Chemical Co.	700	28,420
E.I. Du Pont de Nemours & Co.	1,500	63,315
Nitto Denko Corp., ADR (Japan)	500	42,438

		418,466

Clothing & Apparel — 0.2%
Benetton Group SpA (Italy)	2,800	41,804
Hermes International Designs (France)	200	50,559
Honeys Co, Ltd. (Japan)	300	15,879

		108,242

Commercial Banks — 0.3%
Mellon Financial Corp.	1,900	67,640

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Societe Generale (France)	450	$67,676

		135,316

Commercial Services — 0.3%
Boston Scientific Corp. *	1,500	34,575
SGS Societe Generale * (Switzerland)	30	27,799
Waste Management, Inc.	2,100	74,130

		136,504

Communication Equipment — 0.4%
QUALCOMM, Inc.	3,703	187,409

Computer Services & Software — 0.6%
Microsoft Corp.	3,000	81,630
SAP AG (Germany)	700	151,854
TomTom NV * (Netherlands)	600	21,217

		254,701

Computers — 0.3%
Hewlett-Packard Co.	1,100	36,190
International Business Machines Corp.	1,000	82,470

		118,660

Conglomerates — 0.1%
Citic Pacific Ltd. (Hong Kong)	12,000	36,035

Construction — 0.9%
Interserve PLC (United Kingdom)	3,700	24,557
Jacobs Engineering Group, Inc. *	2,202	191,001
KB Home	1,907	123,917
Taylor Woodrow PLC (United Kingdom)	4,400	30,884
Vinci SA (France)	500	49,292

		419,651

Consumer Finance — 0.1%
American Express Co.	900	47,295

Consumer Products & Services — 0.5%
Avon Products, Inc.	1,700	52,989
Electrolux AB (Sweden)	1,500	43,044
Fisher & Paykel Apppliances Holdings, Ltd. (New Zealand)	9,200	24,013
Newell Rubbermaid, Inc.	2,200	55,418
Reckitt Benckiser PLC (United Kingdom)	1,800	63,360

		238,824

Cosmetics & Toiletries — 0.3%
L’Oreal (France)	1,600	140,963

Diversified — 0.3%
BHP Billiton Ltd. (Australia)	2,800	56,127

Siemens AG -- (DEM) (Germany)	1,100	$102,697

		158,824

Diversified Financial Services — 1.0%
Citigroup, Inc.	1,700	80,308
Fannie Mae	900	46,260
JPMorgan Chase & Co.	3,800	158,232
Merrill Lynch & Co., Inc.	900	70,884
Suncorp-Metway Ltd. (Australia)	1,700	23,659
U.S. Bancorp	2,800	85,400

		464,743

Diversified — 0.1%
Tomkins,PLC. (United Kingdom)	4,200	24,536

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,900	51,376
Telestra Corp. Ltd. (Australia)	18,400	49,265
Verizon Communications Inc.	1,800	61,308

		161,949

Electric Utilities — 0.2%
Entergy Corp.	800	55,152
FirstEnergy Corp.	1,100	53,790

		108,942

Electronic Components — 0.4%
Alpine Electronics, Inc. (Japan)	1,700	25,117
Dassault Systemes SA (France)	500	28,594
Hitachi Ltd. (Japan)	3,000	21,232
Kansai Electric Power Co., Inc. (The) (Japan)	1,600	35,548
Keyence Corp. (Japan)	200	51,996

		162,487

Electronic Equipment & Instruments — 0.1%
Alps Electric Co. Ltd. (Japan)	1,500	24,176

Electronics — 0.3%
Schneider Electric, SA (France)	400	43,190
Sharp Corp. (Japan)	5,000	88,573

		131,763

Energy Equipment & Services — 0.4%
Halliburton Co.	2,615	190,947

Entertainment & Leisure — 0.5%
Capcom Co. Ltd. (Japan)	2,300	23,625
Las Vegas Sands, Inc. *	2,386	135,191
Walt Disney Co. (The)	1,800	50,202

		209,018

Equipment Services — 0.1%
Bluescope Steel Ltd. (Australia)	4,800	24,673

Exchange Traded Funds — 7.7%
iShares Lehman 20 + Year Treasury Bond Fund	600	52,164

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Exchange Traded Funds (cont’d.)
iShares MSCI EAFE Index Fund	15,000	$975,300
iShares MSCI Emerging Markets Index Fund	4,500	445,500
iShares MSCI Germany Index Fund	15,000	345,750
iShares MSCI Japan Index Fund	17,000	244,800
Ishares Msci Spain Index Fund	3,000	122,580
iShares Russell 1000 Growth Index Fund	15,000	789,900
iShares S&P Global 100 Index Fund	4,000	263,800
iShares S&P Global Energy Sector Index Fund	3,000	305,220

		3,545,014

Financial - Bank & Trust — 3.5%
ABN AMRO Holding NV (Netherlands)	800	23,985
Alliance & Leicester PLC * (United Kingdom)	1,800	38,654
Anglo Irish Bank Corp. PLC (Ireland)	3,100	51,092
Banche Popolari Unite Scpa (Italy)	900	21,824
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,000	41,736
Banco Santander Central Hispano SA (Spain)	5,200	75,935
BNP Paribas SA (European Currency Unit)	1,800	167,200
Bradford & Bingley PLC (United Kingdom)	4,300	37,298
Commonwealth Bank of Australia (Australia)	2,100	68,104
Credit Agricole SA (France)	1,400	54,478
Credit Suisse Group * (Switzerland)	1,500	84,167
Danske Bank SA (Denmark)	800	29,686
Deutsche Bank AG * (Germany)	500	57,109
EFG Eurobank Ergasias (Greece)	700	26,959
Ericsson LM Telephone ADR (Sweden) *	4,700	177,284
Erste Bank der
Oesterreichischen Sparkassen AG (Austria)	600	35,381
Fifth Third Bancorp	1,800	70,848
Fortis (Belgium)	2,000	71,451
HDFC Bank Ltd., ADR (India)	700	38,150
Lloyds TSB Group PLC (United Kingdom)	8,300	79,385
Mitsubishi Tokyo Financial Group, Inc. (Japan)	8	122,345
Nordea Bank AB (Sweden)	5,100	63,026
San Paolo - IMI SpA (Italy)	3,100	55,487
State Street Corp.	1,100	66,473

Verwaltungs und Privat Bank AG * (Switzerland)	100	$21,325

		1,579,382

Financial Services — 1.1%
Aeon Credit Service Co. Ltd. (Japan)	700	21,173
Ameriprise Financial, Inc.	1,000	45,060
Banco Itau Holding Financeira SA ADR (Brazil)	1,100	32,747
Bancolombia SA, ADR (Columbia)	600	20,940
Daiwa Securities Group, Inc. (Japan)	3,000	40,246
Eurazeo (France)	200	24,104
Irish Life & Permanent PLC (Ireland)	1,900	45,590
Kookmin Bank ADR (Korea)	300	25,656
Macquarie Bank Ltd. (Australia)	900	41,674
National Bank of Greece ADR (Greece)	2,900	27,782
ORIX Corp. (Japan)	500	155,693
Takefuji Corp. (Japan)	500	31,478

		512,143

Food & Beverage — 0.2%
Coca-Cola Co.	1,900	79,553

Food & Staples Retailing — 0.4%
Q.P. Corp. (Japan)	2,500	25,298
Tesco PLC (United Kingdom)	17,500	100,335
Wal-Mart Stores, Inc.	1,300	61,412

		187,045

Food Products — 0.1%
General Mills, Inc.	800	40,544

Foods — 0.2%
Campbell Soup Co.	1,500	48,600
Tate & Lyle PLC (United Kingdom)	2,300	22,817

		71,417

General Obligation Bonds — 0.4%
UBS AG	1,673	183,980

Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	7,643	426,938

Healthcare Services
Capio AB * (Sweden)	600	11,209

Hotels & Motels — 0.3%
Wynn Resorts Ltd. *	1,710	131,413

Industrial Conglomerates — 0.5%
General Electric Co.	4,800	166,944

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Tyco International Ltd.	2,200	$59,136

		226,080

Industrial Products — 0.2%
Rolls-Royce Group PLC * (United Kingdom)	12,400	98,671

Insurance — 1.9%
Aegon N.V. (Netherlands)	1,700	31,459
American International Group, Inc.	1,000	66,090
Aviva PLC (United Kingdom)	3,900	37,786
Baloise Holding (Switzerland)	450	32,085
China Life Insurance Co. Ltd. * (Hong Kong)	17,200	21,724
CNP Assurances (France)	400	40,331
Genworth Financial, Inc. (Class “A” Stock)	3,639	121,652
Hartford Financial Services Group, Inc.	700	56,385
ING Groep NV, ADR (Netherlands)	2,200	86,914
Legal & General PLC (United Kingdom)	10,700	26,398
Lincoln National Corp.	600	32,754
Manulife Financial Corp. (Canada)	1,200	75,277
Marsh & McLennan Cos., Inc.	3,500	102,760
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	17,300	41,404
St. Paul Travelers Cos., Inc. (The)	1,300	54,327
Zurich Financial Services AG * (Switzerland)	250	58,729

		886,075

Investment Firms — 0.2%
Morgan Stanley Dean Witter & Co.	1,200	75,384
MTN Group Ltd. (South Africa)	2,400	23,940

		99,324

Machinery & Equipment — 0.8%
Caterpillar, Inc.	2,421	173,852
Deere & Co.	1,585	125,294
MAN AG * (Germany)	600	41,642
Misumi Corp. (Japan)	700	15,493
Rieter Holdings AG (Switzerland)	60	23,933

		380,214

Manufacturing — 0.2%
Foxconn International Holding Ltd. * (Hong Kong)	15,000	28,128
Hoya Corp. (Japan)	1,900	76,678

		104,806

Media — 0.9%
CBS Corp. (Class “B” Stock)	1,000	23,980
Comcast Corp. (Class “A” Stock) *	2,300	60,168

Dow Jones & Co., Inc.	900	$35,370
Fuji Television Network, Inc. (Japan)	10	24,979
Liberty Media Corp. (Class “A” Stock) *	8,600	70,606
Naspers Ltd. (Class “N” Shares) (South Africa)	1,200	24,426
New York Times Co. (Class “A” Stock)	1,700	43,027
Time Warner, Inc. *	4,900	82,271
Viacom, Inc. (Class “B” Stock) *	800	31,040

		395,867

Medical Products
Phonak Holding AG-REG (Switzerland)	300	17,075

Medical Supplies & Equipment — 1.0%
Amylin Pharmaceuticals, Inc. *	1,559	76,313
Essilor International SA (France)	500	44,596
Johnson & Johnson	1,200	71,064
Luxottica Group SpA (Italy)	2,600	71,587
Medtronic, Inc.	2,278	115,609
Nobel Biocare Holding AG * (Switzerland)	100	22,264
Synthes, Inc. (Switzerland)	400	43,877

		445,310

Medical
Sigma Pharmaceuticals Ltd. (Australia)	4,300	8,158

Metals & Mining — 0.4%
NSK Ltd. (Japan)	4,000	34,733
Nucor Corp.	300	31,437
Rautaruukki Oyj (Finland)	1,100	40,631
ThyssenKrupp AG (Germany)	1,900	54,869

		161,670

Office Equipment
Ricoh Co. Ltd. (Japan)	1,000	19,541

Oil & Gas — 1.4%
Baker Hughes, Inc.	1,700	116,280
Eni SpA (Italy)	1,700	48,373
Exxon Mobil Corp.	2,000	121,720
Murphy Oil Corp.	1,300	64,766
NiSource, Inc. *	300	6,066
Royal Dutch Shell PLC (Class “B” Stock) (United Kingdom)	4,400	99,818
Royal Dutch Shell PLC, ADR	800	49,808
Total SA, ADR (France) (France)	1,100	144,903

		651,734

Oil, Gas & Consumable Fuels — 1.7%
BG Group PLC (United Kingdom)	11,300	141,257
BP PLC (United Kingdom)	9,000	103,358

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cairn Energy PLC * (United Kingdom)	600	$22,152
ChevronTexaco Corp.	2,000	115,940
Cosmo Oil Co. Ltd. (Japan)	6,000	31,453
Nippon Oil Corp. (Japan)	7,000	54,894
Osaka Gas Co. Ltd. (Japan)	9,000	32,727
Petroleo Brasileiro SA ADR (Brazil)	600	47,910
Repsol YPF SA (Spain)	2,100	59,652
Saipem SpA (Italy)	1,500	34,702
Sasol Ltd. * (South Africa)	1,100	41,570
Technip SA (France)	600	40,609
Total SA (Class “B” Stock) (France)	170	44,850

		771,074

Paper & Forest Products — 0.4%
Bowater, Inc.	700	20,706
DS Smith, PLC. (United Kingdom)	9,400	29,479
International Paper Co.	2,200	76,054
New Oji Paper Co., Ltd (Japan)	6,000	36,907
Rengo Co. Ltd. (Japan)	3,000	23,220

		186,366

Pharmaceuticals — 1.8%
AstraZeneca PLC (United Kingdom)	1,500	75,577
Bristol-Myers Squibb Co.	1,800	44,298
Celesio AG (Germany)	500	47,317
GlaxoSmithKline PLC (United Kingdom)	900	23,533
Kyowa Hakko Kogyo Co. Ltd (Japan)	3,000	21,920
Merck & Co., Inc.	2,600	91,598
Pfizer, Inc.	2,900	72,268
Qaigen NV * (Netherlands)	1,600	23,655
Roche Holding AG (Switzerland)	900	134,001
Sanofi-Aventis SA (France)	700	66,592
Santen Pharmaceutical Co. Ltd. (Japan)	1,000	24,044
Schering-Plough Corp.	2,300	43,677
Tanabe Seiyaku Co. Ltd. (Japan)	3,000	33,263
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,500	61,770
Wyeth	1,200	58,224

		821,737

Printing — 0.1%
Toppan Printing Co, Ltd. (Japan)	3,000	41,597

Real Estate — 0.5%
Aeon Mall Co. Ltd. (Japan)	500	24,894
CapitaLand Ltd. (Singapore)	18,000	53,916
Esprit Holdings Ltd. (Hong Kong)	3,000	23,353
Li & Fung Ltd. (Hong Kong)	18,000	40,597

Northern Rock PLC (United Kingdom)	3,100	$63,770
Raiffeisen International Bank Holding AG * (Austria)	400	34,126

		240,656

Restaurants — 0.2%
Chipotle Mexican Grill, Inc. *	1,680	93,055

Retail & Merchandising — 1.2%
DSG International PLC (United Kingdom)	12,700	40,710
Home Depot (The), Inc.	5,455	230,746
Industria de Diseno Textil SA (Spain)	1,900	73,336
Point, Inc. (Japan)	200	14,342
RadioShack Corp.	1,700	32,691
Ryohin Keikaku Co. Ltd. (Japan)	200	16,771
Shoppers Drug Mart Corp. (Canada)	600	22,837
UNY Co. Ltd. (Japan)	2,000	31,997
Wal-Mart de Mexico SA de CV (Mexico)	17,300	46,343
Yamada Denki Co. Ltd. (Japan)	300	34,588

		544,361

Retail Apparel — 0.1%
Shimamura Co. Ltd. (Japan)	200	23,262
United Arrows Ltd. (Japan)	600	16,364

		39,626

Road & Rail — 0.6%
Burlington North Santa Fe Corp.	3,084	256,990

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	2,600	50,310

Specialty Retail — 0.4%
Bijou Brigitte AG (Germany)	40	11,440
Lowe’s Cos., Inc.	2,739	176,501

		187,941

Steel Producers/Products — 0.2%
Smorgon Steel Group Ltd. (Australia)	31,400	30,797
SSAB Svenskt Stal AB (Sweden)	600	26,693
voestalpine AG (Austria)	200	27,984

		85,474

Telecommunications — 2.0%
Ericsson (Class “B” Shares) ADR (Sweden)	28,000	106,413
America Movil SA de CV, ADR Series L (Mexico)	5,303	181,681
America Movil SA de CV,Series L (Mexico)	18,300	31,347
BT Group PLC (United Kingdom)	18,300	70,584

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
Carphone Warehouse Group (United Kingdom)	3,900	$20,937
Cisco Systems, Inc. *	2,700	58,509
Deutsche Telekom AG (Germany)	1,700	28,677
Iliad SA (France)	100	8,435
Koninklijke (Royal) KPN NV (Netherlands)	3,300	37,192
Motorola, Inc.	5,635	129,098
Nippon Telegraph and Telephone Corp. (Japan)	15	64,359
NTT Docomo, Inc. (Japan)	46	68,003
Qwest Communications International, Inc. *	5,500	37,400
Swisscom AG (Switzerland)	150	48,613
Vodafone Group PLC (United Kingdom)	10,800	22,611

		913,859

Transportation — 1.5%
Canadian National Railway Co. (Canada)	2,600	117,817
FedEx Corp.	2,164	244,402
Neptune Orient Lines Ltd. (Singapore)	18,000	24,284
Union Pacific Corp.	3,099	289,292

		675,795

Utilities — 0.6%
Duke Energy Corp.	2,800	81,620
E.ON AG (Germany)	700	77,034
Energias de Portugal SA * (Portugal)	7,600	29,841
Hokkaido Electric Power Co., Inc. (Japan)	1,100	23,598
Scottish Power PLC (United Kingdom)	3,300	33,369
Tohoku Electric Power Co., Inc. (Japan)	1,100	23,785

		269,247

Wireless Telecommunication Services — 0.2%
Alltel Corp.	600	38,850
Sprint Nextel Corp.	2,900	74,936

		113,786

TOTAL COMMON STOCKS (cost $22,588,481)		22,628,593

Interest Rate	Moody’s Ratings	Maturity Date	Principal Amount (000)	Value

FOREIGN GOVERNMENT BONDS — 5.7%

U.S. Treasury Bond		08/15/21	$150	198,516
8.125%
U.S. Treasury Bonds, TIPS
1.875%		07/15/15	4,000	3,922,121
U.S. Treasury Note
4.375%		01/31/08	1,700	1,685,856

TOTAL U.S. TREASURY OBLIGATIONS
(cost $5,853,831)				5,806,493

FOREIGN GOVERNMENT BONDS — 5.7%

Brazilian Government International Bond (Brazil)
8.00%	Ba3	01/15/18	500	541,750
Federal Republic of Germany (Germany)
5.625%	Aaa	01/04/28	270	402,878
France Government Bond (France)
4.00%	Aaa	10/25/14	200	246,468
Mexico Government International Bond Notes (Mexico)
6.625%	Baa1	03/03/15	375	391,313
Netherlands Government Bond (Netherlands)
3.75%	Aaa	07/15/14	200	242,480
Russian Government International Bond Series Regs. (Russia)
5.00%	Baa2	03/31/30	500	548,300
Spain Government Bond (Spain)
4.75%	Aaa	07/30/14	200	259,731

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,653,262)				2,632,920

CORPORATE BONDS — 4.3%

Federal National Mortgage Association — 4.3%

Federal National Mortgage Assoc. (cost $1,968,438)
5.50%		05/11/36	2,000	1,950,000

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Federal National Mortgage Association (cont'd.)

	Shares

PREFERRED STOCKS — 0.3%

Norway — 0.2%
Statoil ASA (Norway)	3,000	86,517

Oil, Gas & Consumable Fuels — 0.1%
Norsk Hydro ASA * (Norway)	400	55,420

TOTAL PREFERRED STOCKS
(cost $133,990)		141,937

RIGHTS

Construction
Vinci SA *(cost $0) (France)	500	1,072

TOTAL LONG-TERM INVESTMENTS
(cost $33,198,002)		33,161,015

SHORT-TERM INVESTMENTS — 51.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 27.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $12,680,851)(w)	12,680,851	12,680,851

		Principal Amount (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.3%

Fannie Disc. Note
4.735%	06/21/06	$100	98,958
Federal Home Loan Disc. Note
4.67%	04/26/06	900	897,315
FHLB Disc. Note
4.66%	04/19/06	1,200	1,197,515
4.63%	04/03/06	100	100,000
FHLMC Disc. Note
4.66%	04/25/06	900	897,437
4.75%	06/27/06	600	593,271
FNMA Disc. Note
4.715%	06/12/06	900	891,687
4.73%	06/16/06	1,200	1,188,283
4.65%	04/03/06	100	100,000

Freddie Mac Disc. Note
4.65%	04/03/06	100	100,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $6,064,580)			6,064,466

REPURCHASE AGREEMENTS — 8.7%

U.S. Treasury Repurchase Agreement Lehman Government Securities. 4.50%,dated 03/31/06, maturing 04/03/06, repurchase price $600,225 (Collaterized by U.S. Treasury Notes, 4.75%, par value $619,000, market value $617,356, due 03/31/11)

4.50%	04/03/06	600	600,000

U.S. Treasury Repurchase Agreement Credit Suisse Securities. 4.50%, dated 03/31/06, maturing 04/03/06, repurchase price $3,401,275 (Collaterized by U.S. Treasury Notes, 4.50%, par value $3,527,000, market value $3,489,669, due 02/28/11)

4.50%	04/03/06	3,400	3,400,000

TOTAL REPURCHASE AGREEMENTS
(cost $4,000,000)			4,000,000

COMMERCIAL PAPER — 1.5%
Rabobank
4.83%	04/03/06	300	300,000
Spintab AB Disc. Note
4.80%	04/26/06	100	99,693
UBS Finance
4.83%	04/03/06	300	300,000

TOTAL COMMERCIAL PAPER
(cost $699,693)			699,693

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills(k) %
04/20/2006	04/20/06	10	9,978

	Contracts	Value

OUTSTANDING OPTION PURCHASED*
OTC EPUT , Strike Price $71.46, Expires 06/30/06	20	469

TOTAL SHORT-TERM INVESTMENTS
(cost $23,455,571)		23,455,457

TOTAL INVESTMENTS — 123.6%
(cost $56,653,573)(p)		56,616,472
LIABILITIES IN EXCESS OF OTHER ASSETS (x) — (23.6)%		(10,820,927)

NET ASSETS — 100.0%		$45,795,545

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poo’s

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

TIPS	Treasury Inflation Protected Securities

GBP	British Pound

*	Non-income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $9,978 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2006.

(p)

The United States federal income tax basis of the Portfolio’s investments was $56,655,957; accordingly, net unrealized depreciation on investments for federal income tax purposes was $39,485 (gross unrealized appreciation - $259,794; gross unrealized depreciation - $299,279). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contract

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation

Apr 06	Buy	EUR	34,000	$40,868	$41,265	$397
May 06	Buy	JPY	24,641,000	209,816	210,699	883

				$250,684	$251,964	$1,280

Sale Contract

Settlement Month	Type		Contracts to Deliver	Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Apr 06	Sell	EUR	643,000	$782,930	$780,394	$2,536
May 06	Sell	GBP	3,000	5,212	5,214	(2)

				$788,142	$785,608	$2,534

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Depreciation

Long Position:
6	Euro Dollar	Jun 07	$1,424,850	$1,422,525	$(2,325)
2	Euro Dollar	Sep 07	474,975	474,300	(675)
6	Euro Dollar	Dec 06	1,422,675	1,421,175	(1,500)

					$(4,500)
Short Positions:
13	U.S. Treasury 10 Year Note	Jun 06	1,381,859	1,383,078	$(1,219)

Interest rate swap agreements outstanding at March 31, 2006:

Description	Expiration Month		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	Jun 16		$2,300	$(34,364)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	Jun 16		500	2,395

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(2)	Sep 10	GBP	600	(496)

				$(32,465)

Broker/Counterparty

(1)	Morgan Stanley Capital Services, Inc.

(2)	Citibank N.A. London

Commodity index swap agreements outstanding at March 31, 2006:

Description	Notional Amount (000)	Unrealized Appreciation

The Dow Jones - AIG Commodity-Index Total Return	2,000	52,724

		$52,724

Broker/Counterparty

(1)	AIG Financial Products Corp.

Notes to the Schedule of Investments (unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Skandia Trust

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date	May 30, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	May 30, 2006

* Print the name and title of each signing officer under his or her signature.